Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000038715
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Class A
Trading Symbol	SRCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $12,000	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	9,623	10,000	10,000
11/15	9,684	10,040	10,039
12/15	9,797	10,110	10,115
1/16	9,910	10,231	10,226
2/16	9,916	10,247	10,242
3/16	9,997	10,279	10,277
4/16	10,087	10,355	10,354
5/16	10,148	10,383	10,384
6/16	10,368	10,548	10,549
7/16	10,335	10,555	10,553
8/16	10,366	10,569	10,571
9/16	10,293	10,516	10,506
10/16	10,152	10,406	10,384
11/16	9,635	10,018	9,984
12/16	9,778	10,135	10,101
1/17	9,832	10,202	10,180
2/17	9,914	10,273	10,239
3/17	9,944	10,295	10,259
4/17	10,018	10,370	10,332
5/17	10,210	10,535	10,504
6/17	10,191	10,497	10,469
7/17	10,257	10,582	10,561
8/17	10,353	10,662	10,626
9/17	10,320	10,608	10,576
10/17	10,337	10,634	10,611
11/17	10,324	10,577	10,554
12/17	10,451	10,688	10,669
1/18	10,310	10,562	10,542
2/18	10,246	10,530	10,508
3/18	10,285	10,569	10,555
4/18	10,252	10,531	10,512
5/18	10,379	10,652	10,654
6/18	10,386	10,661	10,657
7/18	10,403	10,687	10,682
8/18	10,424	10,714	10,716
9/18	10,347	10,645	10,633
10/18	10,233	10,579	10,560
11/18	10,312	10,697	10,670
12/18	10,431	10,825	10,788
1/19	10,498	10,906	10,858
2/19	10,564	10,965	10,912
3/19	10,755	11,138	11,091
4/19	10,801	11,180	11,140
5/19	10,973	11,334	11,303
6/19	11,027	11,376	11,342
7/19	11,113	11,468	11,437
8/19	11,345	11,649	11,622
9/19	11,240	11,555	11,535
10/19	11,251	11,576	11,556
11/19	11,270	11,605	11,582
12/19	11,299	11,640	11,615
1/20	11,538	11,849	11,823
2/20	11,732	12,002	11,976
3/20	10,974	11,567	11,558
4/20	10,750	11,422	11,435
5/20	11,127	11,785	11,822
6/20	11,355	11,882	11,890
7/20	11,586	12,082	12,094
8/20	11,540	12,025	12,014
9/20	11,548	12,028	12,010
10/20	11,525	11,992	11,977
11/20	11,737	12,173	12,162
12/20	11,845	12,247	12,213
1/21	11,950	12,325	12,271
2/21	11,735	12,129	12,048
3/21	11,811	12,204	12,131
4/21	11,942	12,306	12,228
5/21	12,017	12,343	12,261
6/21	12,060	12,377	12,293
7/21	12,169	12,480	12,396
8/21	12,114	12,434	12,354
9/21	11,995	12,344	12,263
10/21	11,973	12,308	12,228
11/21	12,069	12,413	12,337
12/21	12,080	12,433	12,362
1/22	11,719	12,092	11,995
2/22	11,619	12,049	11,959
3/22	11,226	11,659	11,561
4/22	10,834	11,336	11,226
5/22	10,935	11,505	11,415
6/22	10,726	11,316	11,238
7/22	11,026	11,615	11,555
8/22	10,817	11,361	11,308
9/22	10,422	10,924	10,890
10/22	10,313	10,834	10,819
11/22	10,760	11,340	11,316
12/22	10,787	11,373	11,352
1/23	11,068	11,700	11,659
2/23	10,855	11,435	11,394
3/23	11,028	11,689	11,642
4/23	11,041	11,662	11,613
5/23	10,977	11,561	11,515
6/23	11,060	11,677	11,630
7/23	11,096	11,723	11,677
8/23	11,010	11,554	11,542
9/23	10,775	11,216	11,210
10/23	10,642	11,120	11,113
11/23	11,150	11,826	11,793
12/23	11,386	12,101	12,059
1/24	11,379	12,039	12,010
2/24	11,405	12,055	12,023
3/24	11,423	12,054	12,008
4/24	11,335	11,905	11,855
5/24	11,343	11,870	11,818
6/24	11,486	12,052	11,984
7/24	11,575	12,162	12,091
8/24	11,653	12,258	12,192
9/24	11,751	12,379	12,316
10/24	11,629	12,198	12,149
11/24	11,765	12,409	12,341
12/24	11,655	12,228	12,182
1/25	11,677	12,290	12,199
2/25	11,802	12,411	12,334
3/25	11,631	12,201	12,124
4/25	11,520	12,103	11,997
5/25	11,519	12,111	12,020
6/25	11,588	12,186	12,107
7/25	11,540	12,161	12,095
8/25	11,637	12,267	12,216
9/25	11,901	12,551	12,488
10/25	12,000	12,707	12,640

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	3.19%	0.81%	2.23%
Class A Shares Including Sales Charge	-0.64%	0.05%	1.84%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 644,848,000
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	52.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,848 Total Number of Portfolio Holdings204 Portfolio Turnover Rate 52.2% Total Advisory Fees Paid (amount in thousands)$2,463
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038717
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Class C
Trading Symbol	SRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.67%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $11,670	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	10,000	10,000	10,000
11/15	10,057	10,040	10,039
12/15	10,165	10,110	10,115
1/16	10,275	10,231	10,226
2/16	10,274	10,247	10,242
3/16	10,351	10,279	10,277
4/16	10,436	10,355	10,354
5/16	10,492	10,383	10,384
6/16	10,712	10,548	10,549
7/16	10,670	10,555	10,553
8/16	10,705	10,569	10,571
9/16	10,613	10,516	10,506
10/16	10,460	10,406	10,384
11/16	9,922	10,018	9,984
12/16	10,062	10,135	10,101
1/17	10,121	10,202	10,180
2/17	10,188	10,273	10,239
3/17	10,212	10,295	10,259
4/17	10,291	10,370	10,332
5/17	10,472	10,535	10,504
6/17	10,455	10,497	10,469
7/17	10,505	10,582	10,561
8/17	10,596	10,662	10,626
9/17	10,555	10,608	10,576
10/17	10,564	10,634	10,611
11/17	10,544	10,577	10,554
12/17	10,666	10,688	10,669
1/18	10,515	10,562	10,542
2/18	10,443	10,530	10,508
3/18	10,485	10,569	10,555
4/18	10,435	10,531	10,512
5/18	10,556	10,652	10,654
6/18	10,556	10,661	10,657
7/18	10,565	10,687	10,682
8/18	10,578	10,714	10,716
9/18	10,494	10,645	10,633
10/18	10,372	10,579	10,560
11/18	10,444	10,697	10,670
12/18	10,557	10,825	10,788
1/19	10,617	10,906	10,858
2/19	10,677	10,965	10,912
3/19	10,862	11,138	11,091
4/19	10,901	11,180	11,140
5/19	11,066	11,334	11,303
6/19	11,113	11,376	11,342
7/19	11,191	11,468	11,437
8/19	11,416	11,649	11,622
9/19	11,313	11,555	11,535
10/19	11,306	11,576	11,556
11/19	11,317	11,605	11,582
12/19	11,338	11,640	11,615
1/20	11,569	11,849	11,823
2/20	11,767	12,002	11,976
3/20	11,001	11,567	11,558
4/20	10,760	11,422	11,435
5/20	11,128	11,785	11,822
6/20	11,360	11,882	11,890
7/20	11,571	12,082	12,094
8/20	11,518	12,025	12,014
9/20	11,518	12,028	12,010
10/20	11,487	11,992	11,977
11/20	11,701	12,173	12,162
12/20	11,790	12,247	12,213
1/21	11,897	12,325	12,271
2/21	11,665	12,129	12,048
3/21	11,733	12,204	12,131
4/21	11,854	12,306	12,228
5/21	11,920	12,343	12,261
6/21	11,966	12,377	12,293
7/21	12,065	12,480	12,396
8/21	12,004	12,434	12,354
9/21	11,867	12,344	12,263
10/21	11,838	12,308	12,228
11/21	11,925	12,413	12,337
12/21	11,927	12,433	12,362
1/22	11,564	12,092	11,995
2/22	11,468	12,049	11,959
3/22	11,063	11,659	11,561
4/22	10,670	11,336	11,226
5/22	10,762	11,505	11,415
6/22	10,561	11,316	11,238
7/22	10,847	11,615	11,555
8/22	10,624	11,361	11,308
9/22	10,240	10,924	10,890
10/22	10,116	10,834	10,819
11/22	10,546	11,340	11,316
12/22	10,565	11,373	11,352
1/23	10,831	11,700	11,659
2/23	10,628	11,435	11,394
3/23	10,778	11,689	11,642
4/23	10,783	11,662	11,613
5/23	10,713	11,561	11,515
6/23	10,787	11,677	11,630
7/23	10,815	11,723	11,677
8/23	10,722	11,554	11,542
9/23	10,486	11,216	11,210
10/23	10,350	11,120	11,113
11/23	10,843	11,826	11,793
12/23	11,073	12,101	12,059
1/24	11,066	12,039	12,010
2/24	11,092	12,055	12,023
3/24	11,108	12,054	12,008
4/24	11,023	11,905	11,855
5/24	11,031	11,870	11,818
6/24	11,170	12,052	11,984
7/24	11,256	12,162	12,091
8/24	11,333	12,258	12,192
9/24	11,428	12,379	12,316
10/24	11,309	12,198	12,149
11/24	11,442	12,409	12,341
12/24	11,335	12,228	12,182
1/25	11,356	12,290	12,199
2/25	11,477	12,411	12,334
3/25	11,311	12,201	12,124
4/25	11,203	12,103	11,997
5/25	11,203	12,111	12,020
6/25	11,270	12,186	12,107
7/25	11,222	12,161	12,095
8/25	11,317	12,267	12,216
9/25	11,574	12,551	12,488
10/25	11,670	12,707	12,640

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	2.34%	-0.02%	1.56%
Class C Shares Including Sales Charge	1.34%	-0.02%	1.56%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 644,848,000
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	52.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,848 Total Number of Portfolio Holdings204 Portfolio Turnover Rate 52.2% Total Advisory Fees Paid (amount in thousands)$2,463
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000153061
Shareholder Report [Line Items]
Fund Name	California Municipal Fund
Class Name	Institutional
Trading Symbol	PCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. Over the past 12 months, yields on the Bloomberg California Municipal Index (“Index”) decreased slightly leading to gains for the Index over the year. Regarding the fund’s performance, duration was a slight positive contributor. Issuer selection detracted from performance as did sector allocation to a lesser degree. The top sector contributors were electric/gas, multi-family housing, and ports while the top security contributors were Los Angeles California Department of Water & Power, California Pollution Control Financing Authority, and California Municipal Financial Authority. The top sector detractors were state tax, private university, and continuing care retirement communities while the top security detractors were California Infrastructure and Economic Development, California State, and Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Financing.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $12,787	Bloomberg Municipal Bond Index $12,707	Bloomberg California Municipal Index $12,640
10/15	10,000	10,000	10,000
11/15	10,065	10,040	10,039
12/15	10,184	10,110	10,115
1/16	10,303	10,231	10,226
2/16	10,310	10,247	10,242
3/16	10,397	10,279	10,277
4/16	10,491	10,355	10,354
5/16	10,556	10,383	10,384
6/16	10,786	10,548	10,549
7/16	10,753	10,555	10,553
8/16	10,798	10,569	10,571
9/16	10,713	10,516	10,506
10/16	10,568	10,406	10,384
11/16	10,031	10,018	9,984
12/16	10,182	10,135	10,101
1/17	10,250	10,202	10,180
2/17	10,326	10,273	10,239
3/17	10,369	10,295	10,259
4/17	10,448	10,370	10,332
5/17	10,641	10,535	10,504
6/17	10,634	10,497	10,469
7/17	10,705	10,582	10,561
8/17	10,797	10,662	10,626
9/17	10,776	10,608	10,576
10/17	10,795	10,634	10,611
11/17	10,774	10,577	10,554
12/17	10,909	10,688	10,669
1/18	10,764	10,562	10,542
2/18	10,709	10,530	10,508
3/18	10,753	10,569	10,555
4/18	10,720	10,531	10,512
5/18	10,845	10,652	10,654
6/18	10,865	10,661	10,657
7/18	10,885	10,687	10,682
8/18	10,909	10,714	10,716
9/18	10,821	10,645	10,633
10/18	10,704	10,579	10,560
11/18	10,789	10,697	10,670
12/18	10,926	10,825	10,788
1/19	10,999	10,906	10,858
2/19	11,070	10,965	10,912
3/19	11,262	11,138	11,091
4/19	11,313	11,180	11,140
5/19	11,506	11,334	11,303
6/19	11,554	11,376	11,342
7/19	11,658	11,468	11,437
8/19	11,893	11,649	11,622
9/19	11,796	11,555	11,535
10/19	11,811	11,576	11,556
11/19	11,823	11,605	11,582
12/19	11,867	11,640	11,615
1/20	12,109	11,849	11,823
2/20	12,326	12,002	11,976
3/20	11,533	11,567	11,558
4/20	11,289	11,422	11,435
5/20	11,698	11,785	11,822
6/20	11,941	11,882	11,890
7/20	12,186	12,082	12,094
8/20	12,129	12,025	12,014
9/20	12,150	12,028	12,010
10/20	12,129	11,992	11,977
11/20	12,354	12,173	12,162
12/20	12,460	12,247	12,213
1/21	12,584	12,325	12,271
2/21	12,360	12,129	12,048
3/21	12,443	12,204	12,131
4/21	12,583	12,306	12,228
5/21	12,664	12,343	12,261
6/21	12,712	12,377	12,293
7/21	12,830	12,480	12,396
8/21	12,775	12,434	12,354
9/21	12,640	12,344	12,263
10/21	12,620	12,308	12,228
11/21	12,724	12,413	12,337
12/21	12,739	12,433	12,362
1/22	12,372	12,092	11,995
2/22	12,268	12,049	11,959
3/22	11,845	11,659	11,561
4/22	11,446	11,336	11,226
5/22	11,543	11,505	11,415
6/22	11,337	11,316	11,238
7/22	11,655	11,615	11,555
8/22	11,438	11,361	11,308
9/22	11,023	10,924	10,890
10/22	10,898	10,834	10,819
11/22	11,384	11,340	11,316
12/22	11,416	11,373	11,352
1/23	11,702	11,700	11,659
2/23	11,492	11,435	11,394
3/23	11,678	11,689	11,642
4/23	11,693	11,662	11,613
5/23	11,628	11,561	11,515
6/23	11,719	11,677	11,630
7/23	11,760	11,723	11,677
8/23	11,659	11,554	11,542
9/23	11,425	11,216	11,210
10/23	11,274	11,120	11,113
11/23	11,827	11,826	11,793
12/23	12,079	12,101	12,059
1/24	12,074	12,039	12,010
2/24	12,105	12,055	12,023
3/24	12,126	12,054	12,008
4/24	12,035	11,905	11,855
5/24	12,034	11,870	11,818
6/24	12,201	12,052	11,984
7/24	12,297	12,162	12,091
8/24	12,371	12,258	12,192
9/24	12,489	12,379	12,316
10/24	12,362	12,198	12,149
11/24	12,509	12,409	12,341
12/24	12,395	12,228	12,182
1/25	12,421	12,290	12,199
2/25	12,555	12,411	12,334
3/25	12,376	12,201	12,124
4/25	12,261	12,103	11,997
5/25	12,263	12,111	12,020
6/25	12,339	12,186	12,107
7/25	12,290	12,161	12,095
8/25	12,396	12,267	12,216
9/25	12,679	12,551	12,488
10/25	12,787	12,707	12,640

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	3.44%	1.06%	2.49%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Municipal Index	4.05%	1.08%	2.37%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 644,848,000
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	52.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$644,848 Total Number of Portfolio Holdings204 Portfolio Turnover Rate 52.2% Total Advisory Fees Paid (amount in thousands)$2,463
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.92%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	97.85%
Puerto Rico	3.42%
Guam	1.65%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038752
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	CMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $11,911	Bloomberg US Aggregate Index $12,071
10/15	9,773	10,000
11/15	9,744	9,974
12/15	9,626	9,941
1/16	9,670	10,078
2/16	9,706	10,150
3/16	9,879	10,243
4/16	9,980	10,282
5/16	9,996	10,285
6/16	10,181	10,469
7/16	10,271	10,536
8/16	10,297	10,524
9/16	10,313	10,517
10/16	10,274	10,437
11/16	10,055	10,190
12/16	10,115	10,205
1/17	10,160	10,225
2/17	10,248	10,293
3/17	10,232	10,288
4/17	10,299	10,367
5/17	10,379	10,447
6/17	10,363	10,437
7/17	10,419	10,481
8/17	10,488	10,575
9/17	10,480	10,525
10/17	10,493	10,531
11/17	10,486	10,518
12/17	10,535	10,566
1/18	10,472	10,444
2/18	10,375	10,345
3/18	10,414	10,412
4/18	10,385	10,334
5/18	10,457	10,408
6/18	10,440	10,395
7/18	10,456	10,398
8/18	10,521	10,464
9/18	10,479	10,397
10/18	10,395	10,315
11/18	10,390	10,377
12/18	10,508	10,567
1/19	10,650	10,679
2/19	10,676	10,673
3/19	10,876	10,878
4/19	10,881	10,881
5/19	11,003	11,074
6/19	11,132	11,213
7/19	11,182	11,238
8/19	11,453	11,529
9/19	11,372	11,468
10/19	11,405	11,502
11/19	11,403	11,496
12/19	11,414	11,488
1/20	11,627	11,709
2/20	11,788	11,920
3/20	11,351	11,850
4/20	11,761	12,061
5/20	11,854	12,117
6/20	12,018	12,193
7/20	12,266	12,375
8/20	12,179	12,275
9/20	12,165	12,269
10/20	12,126	12,214
11/20	12,276	12,334
12/20	12,309	12,351
1/21	12,219	12,262
2/21	12,020	12,085
3/21	11,872	11,934
4/21	11,988	12,028
5/21	12,007	12,068
6/21	12,111	12,152
7/21	12,240	12,288
8/21	12,199	12,265
9/21	12,121	12,159
10/21	12,104	12,155
11/21	12,087	12,191
12/21	12,059	12,160
1/22	11,810	11,898
2/22	11,645	11,765
3/22	11,360	11,439
4/22	10,939	11,005
5/22	10,984	11,075
6/22	10,783	10,902
7/22	11,051	11,168
8/22	10,765	10,853
9/22	10,318	10,384
10/22	10,180	10,249
11/22	10,551	10,626
12/22	10,490	10,578
1/23	10,838	10,904
2/23	10,572	10,622
3/23	10,813	10,891
4/23	10,873	10,957
5/23	10,735	10,838
6/23	10,712	10,799
7/23	10,712	10,792
8/23	10,637	10,723
9/23	10,360	10,451
10/23	10,170	10,286
11/23	10,645	10,751
12/23	11,059	11,163
1/24	11,048	11,132
2/24	10,894	10,975
3/24	10,988	11,076
4/24	10,719	10,797
5/24	10,894	10,980
6/24	10,986	11,084
7/24	11,239	11,342
8/24	11,390	11,505
9/24	11,549	11,660
10/24	11,264	11,370
11/24	11,388	11,491
12/24	11,195	11,303
1/25	11,241	11,362
2/25	11,483	11,612
3/25	11,473	11,617
4/25	11,505	11,663
5/25	11,432	11,579
6/25	11,611	11,757
7/25	11,591	11,726
8/25	11,721	11,866
9/25	11,848	11,996
10/25	11,911	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	5.74%	-0.36%	2.00%
Class A Shares Including Sales Charge	3.32%	-0.80%	1.76%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000080382
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class J
Trading Symbol	PIOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $12,346	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,971	9,974
12/15	9,851	9,941
1/16	9,897	10,078
2/16	9,935	10,150
3/16	10,113	10,243
4/16	10,217	10,282
5/16	10,235	10,285
6/16	10,435	10,469
7/16	10,528	10,536
8/16	10,544	10,524
9/16	10,561	10,517
10/16	10,522	10,437
11/16	10,298	10,190
12/16	10,361	10,205
1/17	10,408	10,225
2/17	10,499	10,293
3/17	10,485	10,288
4/17	10,565	10,367
5/17	10,638	10,447
6/17	10,622	10,437
7/17	10,681	10,481
8/17	10,753	10,575
9/17	10,746	10,525
10/17	10,772	10,531
11/17	10,754	10,518
12/17	10,806	10,566
1/18	10,743	10,444
2/18	10,644	10,345
3/18	10,686	10,412
4/18	10,657	10,334
5/18	10,732	10,408
6/18	10,728	10,395
7/18	10,746	10,398
8/18	10,814	10,464
9/18	10,771	10,397
10/18	10,674	10,315
11/18	10,682	10,377
12/18	10,793	10,567
1/19	10,951	10,679
2/19	10,967	10,673
3/19	11,174	10,878
4/19	11,192	10,881
5/19	11,317	11,074
6/19	11,451	11,213
7/19	11,492	11,238
8/19	11,771	11,529
9/19	11,700	11,468
10/19	11,735	11,502
11/19	11,734	11,496
12/19	11,735	11,488
1/20	11,954	11,709
2/20	12,132	11,920
3/20	11,685	11,850
4/20	12,096	12,061
5/20	12,193	12,117
6/20	12,361	12,193
7/20	12,618	12,375
8/20	12,531	12,275
9/20	12,530	12,269
10/20	12,479	12,214
11/20	12,647	12,334
12/20	12,682	12,351
1/21	12,591	12,262
2/21	12,376	12,085
3/21	12,237	11,934
4/21	12,346	12,028
5/21	12,378	12,068
6/21	12,486	12,152
7/21	12,621	12,288
8/21	12,580	12,265
9/21	12,489	12,159
10/21	12,473	12,155
11/21	12,470	12,191
12/21	12,431	12,160
1/22	12,188	11,898
2/22	12,020	11,765
3/22	11,716	11,439
4/22	11,284	11,005
5/22	11,331	11,075
6/22	11,125	10,902
7/22	11,403	11,168
8/22	11,122	10,853
9/22	10,651	10,384
10/22	10,509	10,249
11/22	10,893	10,626
12/22	10,831	10,578
1/23	11,190	10,904
2/23	10,918	10,622
3/23	11,167	10,891
4/23	11,231	10,957
5/23	11,090	10,838
6/23	11,067	10,799
7/23	11,068	10,792
8/23	10,992	10,723
9/23	10,708	10,451
10/23	10,514	10,286
11/23	11,005	10,751
12/23	11,433	11,163
1/24	11,423	11,132
2/24	11,266	10,975
3/24	11,364	11,076
4/24	11,088	10,797
5/24	11,284	10,980
6/24	11,368	11,084
7/24	11,631	11,342
8/24	11,801	11,505
9/24	11,953	11,660
10/24	11,661	11,370
11/24	11,790	11,491
12/24	11,592	11,303
1/25	11,641	11,362
2/25	11,892	11,612
3/25	11,883	11,617
4/25	11,917	11,663
5/25	11,843	11,579
6/25	12,030	11,757
7/25	12,011	11,726
8/25	12,160	11,866
9/25	12,293	11,996
10/25	12,346	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.88%	-0.21%	2.13%
Class J Shares Including Sales Charge	4.88%	-0.21%	2.13%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038755
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Institutional
Trading Symbol	PIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $12,548	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,973	9,974
12/15	9,846	9,941
1/16	9,894	10,078
2/16	9,933	10,150
3/16	10,114	10,243
4/16	10,231	10,282
5/16	10,250	10,285
6/16	10,442	10,469
7/16	10,538	10,536
8/16	10,568	10,524
9/16	10,587	10,517
10/16	10,540	10,437
11/16	10,330	10,190
12/16	10,384	10,205
1/17	10,444	10,225
2/17	10,526	10,293
3/17	10,525	10,288
4/17	10,597	10,367
5/17	10,683	10,447
6/17	10,658	10,437
7/17	10,729	10,481
8/17	10,792	10,575
9/17	10,786	10,525
10/17	10,813	10,531
11/17	10,797	10,518
12/17	10,862	10,566
1/18	10,800	10,444
2/18	10,702	10,345
3/18	10,746	10,412
4/18	10,706	10,334
5/18	10,795	10,408
6/18	10,779	10,395
7/18	10,799	10,398
8/18	10,869	10,464
9/18	10,828	10,397
10/18	10,732	10,315
11/18	10,742	10,377
12/18	10,855	10,567
1/19	11,015	10,679
2/19	11,045	10,673
3/19	11,255	10,878
4/19	11,262	10,881
5/19	11,391	11,074
6/19	11,526	11,213
7/19	11,582	11,238
8/19	11,864	11,529
9/19	11,783	11,468
10/19	11,821	11,502
11/19	11,822	11,496
12/19	11,836	11,488
1/20	12,059	11,709
2/20	12,227	11,920
3/20	11,778	11,850
4/20	12,205	12,061
5/20	12,304	12,117
6/20	12,476	12,193
7/20	12,735	12,375
8/20	12,648	12,275
9/20	12,634	12,269
10/20	12,596	12,214
11/20	12,765	12,334
12/20	12,802	12,351
1/21	12,711	12,262
2/21	12,496	12,085
3/21	12,357	11,934
4/21	12,468	12,028
5/21	12,490	12,068
6/21	12,600	12,152
7/21	12,750	12,288
8/21	12,709	12,265
9/21	12,619	12,159
10/21	12,604	12,155
11/21	12,601	12,191
12/21	12,563	12,160
1/22	12,307	11,898
2/22	12,151	11,765
3/22	11,845	11,439
4/22	11,411	11,005
5/22	11,460	11,075
6/22	11,254	10,902
7/22	11,536	11,168
8/22	11,240	10,853
9/22	10,779	10,384
10/22	10,637	10,249
11/22	11,026	10,626
12/22	10,953	10,578
1/23	11,331	10,904
2/23	11,057	10,622
3/23	11,310	10,891
4/23	11,377	10,957
5/23	11,236	10,838
6/23	11,215	10,799
7/23	11,218	10,792
8/23	11,143	10,723
9/23	10,857	10,451
10/23	10,662	10,286
11/23	11,161	10,751
12/23	11,596	11,163
1/24	11,587	11,132
2/24	11,429	10,975
3/24	11,530	11,076
4/24	11,251	10,797
5/24	11,437	10,980
6/24	11,536	11,084
7/24	11,803	11,342
8/24	11,963	11,505
9/24	12,132	11,660
10/24	11,836	11,370
11/24	11,969	11,491
12/24	11,769	11,303
1/25	11,820	11,362
2/25	12,076	11,612
3/25	12,068	11,617
4/25	12,104	11,663
5/25	12,031	11,579
6/25	12,222	11,757
7/25	12,203	11,726
8/25	12,343	11,866
9/25	12,493	11,996
10/25	12,548	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.01%	-0.08%	2.30%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085771
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-3
Trading Symbol	PIOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $11,978	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,969	9,974
12/15	9,847	9,941
1/16	9,890	10,078
2/16	9,926	10,150
3/16	10,101	10,243
4/16	10,202	10,282
5/16	10,228	10,285
6/16	10,414	10,469
7/16	10,504	10,536
8/16	10,529	10,524
9/16	10,543	10,517
10/16	10,492	10,437
11/16	10,278	10,190
12/16	10,327	10,205
1/17	10,382	10,225
2/17	10,459	10,293
3/17	10,453	10,288
4/17	10,519	10,367
5/17	10,599	10,447
6/17	10,569	10,437
7/17	10,636	10,481
8/17	10,694	10,575
9/17	10,684	10,525
10/17	10,706	10,531
11/17	10,686	10,518
12/17	10,745	10,566
1/18	10,680	10,444
2/18	10,580	10,345
3/18	10,607	10,412
4/18	10,575	10,334
5/18	10,647	10,408
6/18	10,639	10,395
7/18	10,655	10,398
8/18	10,719	10,464
9/18	10,674	10,397
10/18	10,576	10,315
11/18	10,581	10,377
12/18	10,688	10,567
1/19	10,842	10,679
2/19	10,867	10,673
3/19	11,068	10,878
4/19	11,071	10,881
5/19	11,193	11,074
6/19	11,321	11,213
7/19	11,371	11,238
8/19	11,643	11,529
9/19	11,560	11,468
10/19	11,592	11,502
11/19	11,589	11,496
12/19	11,598	11,488
1/20	11,811	11,709
2/20	11,972	11,920
3/20	11,529	11,850
4/20	11,942	12,061
5/20	12,034	12,117
6/20	12,197	12,193
7/20	12,445	12,375
8/20	12,356	12,275
9/20	12,338	12,269
10/20	12,296	12,214
11/20	12,445	12,334
12/20	12,488	12,351
1/21	12,395	12,262
2/21	12,181	12,085
3/21	12,041	11,934
4/21	12,144	12,028
5/21	12,161	12,068
6/21	12,264	12,152
7/21	12,392	12,288
8/21	12,361	12,265
9/21	12,268	12,159
10/21	12,249	12,155
11/21	12,242	12,191
12/21	12,201	12,160
1/22	11,948	11,898
2/22	11,792	11,765
3/22	11,491	11,439
4/22	11,066	11,005
5/22	11,109	11,075
6/22	10,905	10,902
7/22	11,173	11,168
8/22	10,883	10,853
9/22	10,433	10,384
10/22	10,292	10,249
11/22	10,664	10,626
12/22	10,588	10,578
1/23	10,948	10,904
2/23	10,668	10,622
3/23	10,920	10,891
4/23	10,980	10,957
5/23	10,840	10,838
6/23	10,815	10,799
7/23	10,813	10,792
8/23	10,737	10,723
9/23	10,457	10,451
10/23	10,266	10,286
11/23	10,741	10,751
12/23	11,154	11,163
1/24	11,142	11,132
2/24	10,986	10,975
3/24	11,078	11,076
4/24	10,807	10,797
5/24	10,980	10,980
6/24	11,071	11,084
7/24	11,322	11,342
8/24	11,484	11,505
9/24	11,628	11,660
10/24	11,341	11,370
11/24	11,463	11,491
12/24	11,267	11,303
1/25	11,312	11,362
2/25	11,552	11,612
3/25	11,540	11,617
4/25	11,570	11,663
5/25	11,495	11,579
6/25	11,673	11,757
7/25	11,651	11,726
8/25	11,792	11,866
9/25	11,917	11,996
10/25	11,978	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	5.62%	-0.52%	1.82%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085768
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-5
Trading Symbol	PIOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $12,336	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,971	9,974
12/15	9,852	9,941
1/16	9,898	10,078
2/16	9,936	10,150
3/16	10,114	10,243
4/16	10,218	10,282
5/16	10,236	10,285
6/16	10,436	10,469
7/16	10,519	10,536
8/16	10,546	10,524
9/16	10,564	10,517
10/16	10,525	10,437
11/16	10,302	10,190
12/16	10,365	10,205
1/17	10,412	10,225
2/17	10,503	10,293
3/17	10,489	10,288
4/17	10,569	10,367
5/17	10,641	10,447
6/17	10,625	10,437
7/17	10,684	10,481
8/17	10,756	10,575
9/17	10,749	10,525
10/17	10,775	10,531
11/17	10,757	10,518
12/17	10,808	10,566
1/18	10,745	10,444
2/18	10,647	10,345
3/18	10,688	10,412
4/18	10,659	10,334
5/18	10,734	10,408
6/18	10,729	10,395
7/18	10,736	10,398
8/18	10,804	10,464
9/18	10,762	10,397
10/18	10,677	10,315
11/18	10,673	10,377
12/18	10,796	10,567
1/19	10,954	10,679
2/19	10,970	10,673
3/19	11,177	10,878
4/19	11,183	10,881
5/19	11,321	11,074
6/19	11,454	11,213
7/19	11,496	11,238
8/19	11,775	11,529
9/19	11,693	11,468
10/19	11,741	11,502
11/19	11,729	11,496
12/19	11,741	11,488
1/20	11,961	11,709
2/20	12,127	11,920
3/20	11,692	11,850
4/20	12,102	12,061
5/20	12,199	12,117
6/20	12,368	12,193
7/20	12,624	12,375
8/20	12,536	12,275
9/20	12,522	12,269
10/20	12,482	12,214
11/20	12,637	12,334
12/20	12,684	12,351
1/21	12,593	12,262
2/21	12,377	12,085
3/21	12,238	11,934
4/21	12,347	12,028
5/21	12,367	12,068
6/21	12,475	12,152
7/21	12,609	12,288
8/21	12,581	12,265
9/21	12,489	12,159
10/21	12,473	12,155
11/21	12,469	12,191
12/21	12,430	12,160
1/22	12,175	11,898
2/22	12,019	11,765
3/22	11,714	11,439
4/22	11,282	11,005
5/22	11,329	11,075
6/22	11,124	10,902
7/22	11,401	11,168
8/22	11,107	10,853
9/22	10,649	10,384
10/22	10,507	10,249
11/22	10,891	10,626
12/22	10,829	10,578
1/23	11,188	10,904
2/23	10,916	10,622
3/23	11,165	10,891
4/23	11,229	10,957
5/23	11,088	10,838
6/23	11,066	10,799
7/23	11,067	10,792
8/23	10,991	10,723
9/23	10,707	10,451
10/23	10,513	10,286
11/23	11,004	10,751
12/23	11,432	11,163
1/24	11,422	11,132
2/24	11,265	10,975
3/24	11,363	11,076
4/24	11,086	10,797
5/24	11,268	10,980
6/24	11,364	11,084
7/24	11,626	11,342
8/24	11,796	11,505
9/24	11,947	11,660
10/24	11,654	11,370
11/24	11,783	11,491
12/24	11,584	11,303
1/25	11,633	11,362
2/25	11,884	11,612
3/25	11,875	11,617
4/25	11,909	11,663
5/25	11,835	11,579
6/25	12,021	11,757
7/25	12,002	11,726
8/25	12,151	11,866
9/25	12,283	11,996
10/25	12,336	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.85%	-0.24%	2.12%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000149261
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	R-6
Trading Symbol	PICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. During the fiscal year ending October 31, 2025, the Fund benefited from an overweight in corporate bonds and performance benefited further by security selection in the financial institutions sector.  Security selection in the consumer non-cyclical sector also contributed positively to performance. Security selection in transportation detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $12,640	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,972	9,974
12/15	9,845	9,941
1/16	9,892	10,078
2/16	9,932	10,150
3/16	10,112	10,243
4/16	10,228	10,282
5/16	10,247	10,285
6/16	10,439	10,469
7/16	10,535	10,536
8/16	10,565	10,524
9/16	10,573	10,517
10/16	10,537	10,437
11/16	10,316	10,190
12/16	10,381	10,205
1/17	10,431	10,225
2/17	10,524	10,293
3/17	10,512	10,288
4/17	10,584	10,367
5/17	10,670	10,447
6/17	10,645	10,437
7/17	10,717	10,481
8/17	10,792	10,575
9/17	10,787	10,525
10/17	10,804	10,531
11/17	10,788	10,518
12/17	10,854	10,566
1/18	10,793	10,444
2/18	10,696	10,345
3/18	10,740	10,412
4/18	10,713	10,334
5/18	10,791	10,408
6/18	10,777	10,395
7/18	10,797	10,398
8/18	10,868	10,464
9/18	10,828	10,397
10/18	10,744	10,315
11/18	10,743	10,377
12/18	10,869	10,567
1/19	11,019	10,679
2/19	11,049	10,673
3/19	11,260	10,878
4/19	11,268	10,881
5/19	11,410	11,074
6/19	11,535	11,213
7/19	11,591	11,238
8/19	11,875	11,529
9/19	11,795	11,468
10/19	11,834	11,502
11/19	11,836	11,496
12/19	11,851	11,488
1/20	12,076	11,709
2/20	12,246	11,920
3/20	11,797	11,850
4/20	12,226	12,061
5/20	12,327	12,117
6/20	12,500	12,193
7/20	12,761	12,375
8/20	12,675	12,275
9/20	12,663	12,269
10/20	12,626	12,214
11/20	12,785	12,334
12/20	12,836	12,351
1/21	12,746	12,262
2/21	12,530	12,085
3/21	12,392	11,934
4/21	12,505	12,028
5/21	12,528	12,068
6/21	12,640	12,152
7/21	12,779	12,288
8/21	12,753	12,265
9/21	12,663	12,159
10/21	12,650	12,155
11/21	12,649	12,191
12/21	12,612	12,160
1/22	12,355	11,898
2/22	12,199	11,765
3/22	11,893	11,439
4/22	11,457	11,005
5/22	11,507	11,075
6/22	11,300	10,902
7/22	11,585	11,168
8/22	11,289	10,853
9/22	10,826	10,384
10/22	10,684	10,249
11/22	11,076	10,626
12/22	11,016	10,578
1/23	11,383	10,904
2/23	11,109	10,622
3/23	11,365	10,891
4/23	11,432	10,957
5/23	11,292	10,838
6/23	11,271	10,799
7/23	11,274	10,792
8/23	11,200	10,723
9/23	10,913	10,451
10/23	10,718	10,286
11/23	11,220	10,751
12/23	11,659	11,163
1/24	11,651	11,132
2/24	11,493	10,975
3/24	11,596	11,076
4/24	11,316	10,797
5/24	11,504	10,980
6/24	11,605	11,084
7/24	11,875	11,342
8/24	12,051	11,505
9/24	12,208	11,660
10/24	11,911	11,370
11/24	12,045	11,491
12/24	11,845	11,303
1/25	11,898	11,362
2/25	12,156	11,612
3/25	12,150	11,617
4/25	12,187	11,663
5/25	12,114	11,579
6/25	12,307	11,757
7/25	12,290	11,726
8/25	12,431	11,866
9/25	12,583	11,996
10/25	12,640	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	6.12%	0.02%	2.37%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,732,558,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 34,764,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,732,558 Total Number of Portfolio Holdings488 Portfolio Turnover Rate 13.4% Total Advisory Fees Paid (amount in thousands)$34,764
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	58.30%
U.S. Government & Government Agency Obligations	39.99%
Investment Companies	0.91%
Common Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	24.19%
Financial	21.22%
Government	15.80%
Utilities	11.05%
Consumer, Non-cyclical	8.56%
Communications	4.20%
Energy	3.35%
Industrial	3.01%
Consumer, Cyclical	2.96%
Technology	1.88%
Asset Backed Securities	1.38%
Money Market Funds	0.91%
Basic Materials	0.75%
Other Assets and LiabilitiesFootnote Reference*	0.74%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000018963
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	PRBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $11,515	Bloomberg US Aggregate Index $12,071
10/15	9,626	10,000
11/15	9,585	9,974
12/15	9,511	9,941
1/16	9,581	10,078
2/16	9,616	10,150
3/16	9,752	10,243
4/16	9,834	10,282
5/16	9,843	10,285
6/16	10,006	10,469
7/16	10,106	10,536
8/16	10,125	10,524
9/16	10,114	10,517
10/16	10,050	10,437
11/16	9,821	10,190
12/16	9,853	10,205
1/17	9,892	10,225
2/17	9,976	10,293
3/17	9,954	10,288
4/17	10,038	10,367
5/17	10,125	10,447
6/17	10,120	10,437
7/17	10,179	10,481
8/17	10,248	10,575
9/17	10,233	10,525
10/17	10,247	10,531
11/17	10,241	10,518
12/17	10,294	10,566
1/18	10,205	10,444
2/18	10,076	10,345
3/18	10,102	10,412
4/18	10,041	10,334
5/18	10,067	10,408
6/18	10,045	10,395
7/18	10,081	10,398
8/18	10,131	10,464
9/18	10,080	10,397
10/18	9,966	10,315
11/18	9,975	10,377
12/18	10,078	10,567
1/19	10,239	10,679
2/19	10,262	10,673
3/19	10,442	10,878
4/19	10,475	10,881
5/19	10,630	11,074
6/19	10,790	11,213
7/19	10,825	11,238
8/19	11,059	11,529
9/19	11,004	11,468
10/19	11,026	11,502
11/19	11,018	11,496
12/19	11,030	11,488
1/20	11,224	11,709
2/20	11,386	11,920
3/20	11,076	11,850
4/20	11,431	12,061
5/20	11,556	12,117
6/20	11,668	12,193
7/20	11,936	12,375
8/20	11,855	12,275
9/20	11,832	12,269
10/20	11,796	12,214
11/20	12,006	12,334
12/20	12,047	12,351
1/21	11,953	12,262
2/21	11,785	12,085
3/21	11,704	11,934
4/21	11,809	12,028
5/21	11,825	12,068
6/21	11,951	12,152
7/21	12,034	12,288
8/21	12,032	12,265
9/21	11,944	12,159
10/21	11,942	12,155
11/21	11,917	12,191
12/21	11,936	12,160
1/22	11,666	11,898
2/22	11,494	11,765
3/22	11,214	11,439
4/22	10,755	11,005
5/22	10,805	11,075
6/22	10,533	10,902
7/22	10,829	11,168
8/22	10,540	10,853
9/22	10,033	10,384
10/22	9,908	10,249
11/22	10,276	10,626
12/22	10,218	10,578
1/23	10,556	10,904
2/23	10,281	10,622
3/23	10,518	10,891
4/23	10,563	10,957
5/23	10,428	10,838
6/23	10,394	10,799
7/23	10,396	10,792
8/23	10,308	10,723
9/23	10,003	10,451
10/23	9,826	10,286
11/23	10,308	10,751
12/23	10,740	11,163
1/24	10,721	11,132
2/24	10,551	10,975
3/24	10,653	11,076
4/24	10,358	10,797
5/24	10,534	10,980
6/24	10,653	11,084
7/24	10,902	11,342
8/24	11,056	11,505
9/24	11,200	11,660
10/24	10,875	11,370
11/24	10,989	11,491
12/24	10,803	11,303
1/25	10,866	11,362
2/25	11,099	11,612
3/25	11,054	11,617
4/25	11,094	11,663
5/25	11,020	11,579
6/25	11,219	11,757
7/25	11,197	11,726
8/25	11,336	11,866
9/25	11,464	11,996
10/25	11,515	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	5.89%	-0.48%	1.81%
Class A Shares Including Sales Charge	1.96%	-1.24%	1.42%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 518,576,000
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$518,576 Total Number of Portfolio Holdings786 Portfolio Turnover Rate 165.0% Total Advisory Fees Paid (amount in thousands)$2,224
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000018962
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class J
Trading Symbol	PBMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $11,971	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,958	9,974
12/15	9,883	9,941
1/16	9,946	10,078
2/16	9,992	10,150
3/16	10,133	10,243
4/16	10,218	10,282
5/16	10,228	10,285
6/16	10,397	10,469
7/16	10,501	10,536
8/16	10,521	10,524
9/16	10,510	10,517
10/16	10,446	10,437
11/16	10,211	10,190
12/16	10,244	10,205
1/17	10,285	10,225
2/17	10,371	10,293
3/17	10,358	10,288
4/17	10,446	10,367
5/17	10,526	10,447
6/17	10,531	10,437
7/17	10,591	10,481
8/17	10,662	10,575
9/17	10,637	10,525
10/17	10,662	10,531
11/17	10,648	10,518
12/17	10,703	10,566
1/18	10,622	10,444
2/18	10,489	10,345
3/18	10,516	10,412
4/18	10,445	10,334
5/18	10,473	10,408
6/18	10,451	10,395
7/18	10,488	10,398
8/18	10,540	10,464
9/18	10,487	10,397
10/18	10,368	10,315
11/18	10,378	10,377
12/18	10,485	10,567
1/19	10,661	10,679
2/19	10,675	10,673
3/19	10,871	10,878
4/19	10,895	10,881
5/19	11,065	11,074
6/19	11,230	11,213
7/19	11,266	11,238
8/19	11,508	11,529
9/19	11,451	11,468
10/19	11,473	11,502
11/19	11,465	11,496
12/19	11,477	11,488
1/20	11,678	11,709
2/20	11,845	11,920
3/20	11,525	11,850
4/20	11,891	12,061
5/20	12,020	12,117
6/20	12,137	12,193
7/20	12,414	12,375
8/20	12,342	12,275
9/20	12,310	12,269
10/20	12,284	12,214
11/20	12,503	12,334
12/20	12,547	12,351
1/21	12,450	12,262
2/21	12,265	12,085
3/21	12,181	11,934
4/21	12,289	12,028
5/21	12,317	12,068
6/21	12,446	12,152
7/21	12,532	12,288
8/21	12,530	12,265
9/21	12,439	12,159
10/21	12,438	12,155
11/21	12,412	12,191
12/21	12,432	12,160
1/22	12,154	11,898
2/22	11,964	11,765
3/22	11,675	11,439
4/22	11,201	11,005
5/22	11,253	11,075
6/22	10,972	10,902
7/22	11,277	11,168
8/22	10,978	10,853
9/22	10,443	10,384
10/22	10,313	10,249
11/22	10,703	10,626
12/22	10,631	10,578
1/23	10,992	10,904
2/23	10,696	10,622
3/23	10,939	10,891
4/23	10,997	10,957
5/23	10,856	10,838
6/23	10,809	10,799
7/23	10,809	10,792
8/23	10,718	10,723
9/23	10,413	10,451
10/23	10,217	10,286
11/23	10,714	10,751
12/23	11,170	11,163
1/24	11,151	11,132
2/24	10,976	10,975
3/24	11,082	11,076
4/24	10,777	10,797
5/24	10,959	10,980
6/24	11,081	11,084
7/24	11,351	11,342
8/24	11,498	11,505
9/24	11,647	11,660
10/24	11,312	11,370
11/24	11,431	11,491
12/24	11,238	11,303
1/25	11,302	11,362
2/25	11,542	11,612
3/25	11,496	11,617
4/25	11,537	11,663
5/25	11,461	11,579
6/25	11,666	11,757
7/25	11,643	11,726
8/25	11,786	11,866
9/25	11,930	11,996
10/25	11,971	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.83%	-0.51%	1.82%
Class J Shares Including Sales Charge	4.83%	-0.51%	1.82%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 518,576,000
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$518,576 Total Number of Portfolio Holdings786 Portfolio Turnover Rate 165.0% Total Advisory Fees Paid (amount in thousands)$2,224
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000018961
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional
Trading Symbol	PMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $12,375	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,960	9,974
12/15	9,887	9,941
1/16	9,963	10,078
2/16	10,012	10,150
3/16	10,147	10,243
4/16	10,245	10,282
5/16	10,258	10,285
6/16	10,421	10,469
7/16	10,529	10,536
8/16	10,552	10,524
9/16	10,544	10,517
10/16	10,480	10,437
11/16	10,245	10,190
12/16	10,282	10,205
1/17	10,326	10,225
2/17	10,416	10,293
3/17	10,406	10,288
4/17	10,498	10,367
5/17	10,582	10,447
6/17	10,591	10,437
7/17	10,655	10,481
8/17	10,730	10,575
9/17	10,709	10,525
10/17	10,737	10,531
11/17	10,725	10,518
12/17	10,784	10,566
1/18	10,705	10,444
2/18	10,574	10,345
3/18	10,604	10,412
4/18	10,534	10,334
5/18	10,575	10,408
6/18	10,546	10,395
7/18	10,586	10,398
8/18	10,643	10,464
9/18	10,603	10,397
10/18	10,477	10,315
11/18	10,491	10,377
12/18	10,603	10,567
1/19	10,776	10,679
2/19	10,803	10,673
3/19	11,007	10,878
4/19	11,036	10,881
5/19	11,202	11,074
6/19	11,375	11,213
7/19	11,416	11,238
8/19	11,678	11,529
9/19	11,613	11,468
10/19	11,640	11,502
11/19	11,634	11,496
12/19	11,649	11,488
1/20	11,858	11,709
2/20	12,033	11,920
3/20	11,718	11,850
4/20	12,086	12,061
5/20	12,221	12,117
6/20	12,343	12,193
7/20	12,631	12,375
8/20	12,559	12,275
9/20	12,527	12,269
10/20	12,503	12,214
11/20	12,718	12,334
12/20	12,777	12,351
1/21	12,669	12,262
2/21	12,493	12,085
3/21	12,410	11,934
4/21	12,524	12,028
5/21	12,556	12,068
6/21	12,680	12,152
7/21	12,772	12,288
8/21	12,773	12,265
9/21	12,693	12,159
10/21	12,695	12,155
11/21	12,671	12,191
12/21	12,695	12,160
1/22	12,410	11,898
2/22	12,218	11,765
3/22	11,922	11,439
4/22	11,438	11,005
5/22	11,493	11,075
6/22	11,218	10,902
7/22	11,524	11,168
8/22	11,230	10,853
9/22	10,693	10,384
10/22	10,551	10,249
11/22	10,956	10,626
12/22	10,886	10,578
1/23	11,249	10,904
2/23	10,958	10,622
3/23	11,213	10,891
4/23	11,264	10,957
5/23	11,134	10,838
6/23	11,088	10,799
7/23	11,093	10,792
8/23	11,002	10,723
9/23	10,691	10,451
10/23	10,504	10,286
11/23	11,010	10,751
12/23	11,474	11,163
1/24	11,456	11,132
2/24	11,277	10,975
3/24	11,389	11,076
4/24	11,089	10,797
5/24	11,281	10,980
6/24	11,411	11,084
7/24	11,682	11,342
8/24	11,850	11,505
9/24	11,994	11,660
10/24	11,649	11,370
11/24	11,787	11,491
12/24	11,577	11,303
1/25	11,661	11,362
2/25	11,901	11,612
3/25	11,869	11,617
4/25	11,903	11,663
5/25	11,826	11,579
6/25	12,057	11,757
7/25	12,036	11,726
8/25	12,175	11,866
9/25	12,316	11,996
10/25	12,375	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.24%	-0.21%	2.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 518,576,000
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$518,576 Total Number of Portfolio Holdings786 Portfolio Turnover Rate 165.0% Total Advisory Fees Paid (amount in thousands)$2,224
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000018958
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	R-3
Trading Symbol	PBMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $11,730	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,956	9,974
12/15	9,877	9,941
1/16	9,948	10,078
2/16	9,993	10,150
3/16	10,124	10,243
4/16	10,218	10,282
5/16	10,217	10,285
6/16	10,385	10,469
7/16	10,488	10,536
8/16	10,506	10,524
9/16	10,493	10,517
10/16	10,424	10,437
11/16	10,185	10,190
12/16	10,216	10,205
1/17	10,255	10,225
2/17	10,341	10,293
3/17	10,316	10,288
4/17	10,413	10,367
5/17	10,492	10,447
6/17	10,485	10,437
7/17	10,545	10,481
8/17	10,615	10,575
9/17	10,598	10,525
10/17	10,612	10,531
11/17	10,605	10,518
12/17	10,649	10,566
1/18	10,565	10,444
2/18	10,430	10,345
3/18	10,454	10,412
4/18	10,390	10,334
5/18	10,416	10,408
6/18	10,392	10,395
7/18	10,428	10,398
8/18	10,479	10,464
9/18	10,425	10,397
10/18	10,305	10,315
11/18	10,313	10,377
12/18	10,419	10,567
1/19	10,586	10,679
2/19	10,608	10,673
3/19	10,794	10,878
4/19	10,818	10,881
5/19	10,977	11,074
6/19	11,142	11,213
7/19	11,177	11,238
8/19	11,430	11,529
9/19	11,361	11,468
10/19	11,382	11,502
11/19	11,372	11,496
12/19	11,382	11,488
1/20	11,583	11,709
2/20	11,749	11,920
3/20	11,425	11,850
4/20	11,792	12,061
5/20	11,920	12,117
6/20	12,035	12,193
7/20	12,300	12,375
8/20	12,225	12,275
9/20	12,189	12,269
10/20	12,160	12,214
11/20	12,366	12,334
12/20	12,417	12,351
1/21	12,306	12,262
2/21	12,141	12,085
3/21	12,043	11,934
4/21	12,149	12,028
5/21	12,175	12,068
6/21	12,292	12,152
7/21	12,376	12,288
8/21	12,371	12,265
9/21	12,289	12,159
10/21	12,285	12,155
11/21	12,256	12,191
12/21	12,274	12,160
1/22	11,993	11,898
2/22	11,812	11,765
3/22	11,519	11,439
4/22	11,043	11,005
5/22	11,092	11,075
6/22	10,820	10,902
7/22	11,113	11,168
8/22	10,823	10,853
9/22	10,296	10,384
10/22	10,166	10,249
11/22	10,544	10,626
12/22	10,482	10,578
1/23	10,818	10,904
2/23	10,544	10,622
3/23	10,774	10,891
4/23	10,819	10,957
5/23	10,689	10,838
6/23	10,640	10,799
7/23	10,640	10,792
8/23	10,548	10,723
9/23	10,242	10,451
10/23	10,058	10,286
11/23	10,542	10,751
12/23	10,985	11,163
1/24	10,964	11,132
2/24	10,788	10,975
3/24	10,891	11,076
4/24	10,597	10,797
5/24	10,777	10,980
6/24	10,897	11,084
7/24	11,153	11,342
8/24	11,297	11,505
9/24	11,443	11,660
10/24	11,106	11,370
11/24	11,222	11,491
12/24	11,028	11,303
1/25	11,103	11,362
2/25	11,329	11,612
3/25	11,281	11,617
4/25	11,321	11,663
5/25	11,243	11,579
6/25	11,446	11,757
7/25	11,421	11,726
8/25	11,562	11,866
9/25	11,691	11,996
10/25	11,730	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	5.62%	-0.72%	1.61%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 518,576,000
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$518,576 Total Number of Portfolio Holdings786 Portfolio Turnover Rate 165.0% Total Advisory Fees Paid (amount in thousands)$2,224
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000018959
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	R-5
Trading Symbol	PBMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund’s investments outperformed the Bloomberg U.S. Aggregate Bond Index during the last 12 months, driven by sector allocation and security selection. Within sector allocation, outperformance was led by an out-of-index allocation to below investment grade corporate bonds, and an overweight allocation to investment grade corporate bonds. Overweight allocations to asset-backed securities and commercial mortgage-backed securities also contributed to performance. Positive security selection was led by issuer specific performance within investment grade corporate bonds. Duration and curve positioning detracted from performance during the last 12 months.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $12,106	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,967	9,974
12/15	9,882	9,941
1/16	9,956	10,078
2/16	10,004	10,150
3/16	10,137	10,243
4/16	10,233	10,282
5/16	10,235	10,285
6/16	10,406	10,469
7/16	10,512	10,536
8/16	10,532	10,524
9/16	10,522	10,517
10/16	10,456	10,437
11/16	10,218	10,190
12/16	10,253	10,205
1/17	10,295	10,225
2/17	10,383	10,293
3/17	10,371	10,288
4/17	10,460	10,367
5/17	10,543	10,447
6/17	10,549	10,437
7/17	10,601	10,481
8/17	10,674	10,575
9/17	10,660	10,525
10/17	10,686	10,531
11/17	10,672	10,518
12/17	10,729	10,566
1/18	10,648	10,444
2/18	10,514	10,345
3/18	10,532	10,412
4/18	10,470	10,334
5/18	10,499	10,408
6/18	10,478	10,395
7/18	10,516	10,398
8/18	10,570	10,464
9/18	10,518	10,397
10/18	10,400	10,315
11/18	10,412	10,377
12/18	10,521	10,567
1/19	10,691	10,679
2/19	10,717	10,673
3/19	10,907	10,878
4/19	10,944	10,881
5/19	11,108	11,074
6/19	11,277	11,213
7/19	11,316	11,238
8/19	11,564	11,529
9/19	11,508	11,468
10/19	11,522	11,502
11/19	11,514	11,496
12/19	11,538	11,488
1/20	11,734	11,709
2/20	11,905	11,920
3/20	11,591	11,850
4/20	11,954	12,061
5/20	12,087	12,117
6/20	12,206	12,193
7/20	12,490	12,375
8/20	12,416	12,275
9/20	12,383	12,269
10/20	12,346	12,214
11/20	12,569	12,334
12/20	12,613	12,351
1/21	12,516	12,262
2/21	12,339	12,085
3/21	12,254	11,934
4/21	12,366	12,028
5/21	12,384	12,068
6/21	12,517	12,152
7/21	12,606	12,288
8/21	12,604	12,265
9/21	12,512	12,159
10/21	12,511	12,155
11/21	12,485	12,191
12/21	12,507	12,160
1/22	12,223	11,898
2/22	12,042	11,765
3/22	11,747	11,439
4/22	11,276	11,005
5/22	11,329	11,075
6/22	11,043	10,902
7/22	11,357	11,168
8/22	11,052	10,853
9/22	10,518	10,384
10/22	10,387	10,249
11/22	10,787	10,626
12/22	10,715	10,578
1/23	11,073	10,904
2/23	10,783	10,622
3/23	11,022	10,891
4/23	11,083	10,957
5/23	10,940	10,838
6/23	10,905	10,799
7/23	10,908	10,792
8/23	10,816	10,723
9/23	10,494	10,451
10/23	10,320	10,286
11/23	10,818	10,751
12/23	11,275	11,163
1/24	11,256	11,132
2/24	11,078	10,975
3/24	11,175	11,076
4/24	10,876	10,797
5/24	11,063	10,980
6/24	11,190	11,084
7/24	11,455	11,342
8/24	11,619	11,505
9/24	11,760	11,660
10/24	11,416	11,370
11/24	11,551	11,491
12/24	11,355	11,303
1/25	11,422	11,362
2/25	11,657	11,612
3/25	11,623	11,617
4/25	11,654	11,663
5/25	11,589	11,579
6/25	11,801	11,757
7/25	11,779	11,726
8/25	11,927	11,866
9/25	12,063	11,996
10/25	12,106	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	6.04%	-0.39%	1.93%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 518,576,000
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 2,224,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$518,576 Total Number of Portfolio Holdings786 Portfolio Turnover Rate 165.0% Total Advisory Fees Paid (amount in thousands)$2,224
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	56.39%
U.S. Government & Government Agency Obligations	36.86%
Investment Companies	10.48%
Senior Floating Rate Interests	2.54%
Common Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	39.11%
Financial	13.43%
Asset Backed Securities	8.54%
Government	6.97%
Exchange-Traded Funds	5.62%
Consumer, Non-cyclical	5.09%
Money Market Funds	4.86%
Communications	4.44%
Utilities	3.72%
Consumer, Cyclical	3.53%
Technology	3.28%
Industrial	3.24%
Energy	2.97%
Basic Materials	1.47%
Other Assets and LiabilitiesFootnote Reference*	(6.27)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000071807
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Class A
Trading Symbol	PGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $14,172	Bloomberg US Aggregate Index $12,071
10/15	9,625	10,000
11/15	9,543	9,974
12/15	9,378	9,941
1/16	9,228	10,078
2/16	9,265	10,150
3/16	9,585	10,243
4/16	9,747	10,282
5/16	9,756	10,285
6/16	9,948	10,469
7/16	10,134	10,536
8/16	10,210	10,524
9/16	10,286	10,517
10/16	10,251	10,437
11/16	10,096	10,190
12/16	10,250	10,205
1/17	10,426	10,225
2/17	10,580	10,293
3/17	10,590	10,288
4/17	10,707	10,367
5/17	10,786	10,447
6/17	10,802	10,437
7/17	10,957	10,481
8/17	11,050	10,575
9/17	11,085	10,525
10/17	11,135	10,531
11/17	11,189	10,518
12/17	11,260	10,566
1/18	11,424	10,444
2/18	11,112	10,345
3/18	11,159	10,412
4/18	11,157	10,334
5/18	11,067	10,408
6/18	10,985	10,395
7/18	11,170	10,398
8/18	11,022	10,464
9/18	11,102	10,397
10/18	10,838	10,315
11/18	10,845	10,377
12/18	10,621	10,567
1/19	11,092	10,679
2/19	11,185	10,673
3/19	11,307	10,878
4/19	11,446	10,881
5/19	11,350	11,074
6/19	11,601	11,213
7/19	11,669	11,238
8/19	11,652	11,529
9/19	11,754	11,468
10/19	11,832	11,502
11/19	11,832	11,496
12/19	12,046	11,488
1/20	12,124	11,709
2/20	11,844	11,920
3/20	9,995	11,850
4/20	10,189	12,061
5/20	10,503	12,117
6/20	10,730	12,193
7/20	11,118	12,375
8/20	11,317	12,275
9/20	11,283	12,269
10/20	11,357	12,214
11/20	11,924	12,334
12/20	12,230	12,351
1/21	12,209	12,262
2/21	12,295	12,085
3/21	12,474	11,934
4/21	12,727	12,028
5/21	12,880	12,068
6/21	12,884	12,152
7/21	13,010	12,288
8/21	13,155	12,265
9/21	12,904	12,159
10/21	13,076	12,155
11/21	12,937	12,191
12/21	13,238	12,160
1/22	12,915	11,898
2/22	12,695	11,765
3/22	12,657	11,439
4/22	12,277	11,005
5/22	12,196	11,075
6/22	11,713	10,902
7/22	12,047	11,168
8/22	11,893	10,853
9/22	11,406	10,384
10/22	11,418	10,249
11/22	11,763	10,626
12/22	11,714	10,578
1/23	12,122	10,904
2/23	11,942	10,622
3/23	11,955	10,891
4/23	12,049	10,957
5/23	11,930	10,838
6/23	12,055	10,799
7/23	12,176	10,792
8/23	12,103	10,723
9/23	11,905	10,451
10/23	11,758	10,286
11/23	12,279	10,751
12/23	12,684	11,163
1/24	12,732	11,132
2/24	12,685	10,975
3/24	12,840	11,076
4/24	12,684	10,797
5/24	12,842	10,980
6/24	12,902	11,084
7/24	13,127	11,342
8/24	13,287	11,505
9/24	13,470	11,660
10/24	13,288	11,370
11/24	13,421	11,491
12/24	13,324	11,303
1/25	13,429	11,362
2/25	13,603	11,612
3/25	13,539	11,617
4/25	13,519	11,663
5/25	13,594	11,579
6/25	13,807	11,757
7/25	13,844	11,726
8/25	14,046	11,866
9/25	14,178	11,996
10/25	14,172	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.65%	4.53%	3.94%
Class A Shares Including Sales Charge	2.62%	3.73%	3.55%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,396,800,000
Holdings Count | Holding	3,175
Advisory Fees Paid, Amount	$ 16,244,000
InvestmentCompanyPortfolioTurnover	92.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,396,800 Total Number of Portfolio Holdings3,175 Portfolio Turnover Rate 92.9% Total Advisory Fees Paid (amount in thousands)$16,244
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000071808
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Class C
Trading Symbol	PGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $13,858	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,909	9,974
12/15	9,731	9,941
1/16	9,568	10,078
2/16	9,601	10,150
3/16	9,928	10,243
4/16	10,083	10,282
5/16	10,094	10,285
6/16	10,279	10,469
7/16	10,466	10,536
8/16	10,545	10,524
9/16	10,610	10,517
10/16	10,567	10,437
11/16	10,399	10,190
12/16	10,552	10,205
1/17	10,729	10,225
2/17	10,882	10,293
3/17	10,877	10,288
4/17	10,999	10,367
5/17	11,066	10,447
6/17	11,082	10,437
7/17	11,228	10,481
8/17	11,325	10,575
9/17	11,353	10,525
10/17	11,390	10,531
11/17	11,437	10,518
12/17	11,503	10,566
1/18	11,665	10,444
2/18	11,338	10,345
3/18	11,379	10,412
4/18	11,370	10,334
5/18	11,279	10,408
6/18	11,179	10,395
7/18	11,361	10,398
8/18	11,210	10,464
9/18	11,277	10,397
10/18	11,009	10,315
11/18	11,000	10,377
12/18	10,774	10,567
1/19	11,247	10,679
2/19	11,335	10,673
3/19	11,444	10,878
4/19	11,578	10,881
5/19	11,472	11,074
6/19	11,720	11,213
7/19	11,781	11,238
8/19	11,756	11,529
9/19	11,852	11,468
10/19	11,922	11,502
11/19	11,916	11,496
12/19	12,124	11,488
1/20	12,187	11,709
2/20	11,904	11,920
3/20	10,035	11,850
4/20	10,225	12,061
5/20	10,536	12,117
6/20	10,758	12,193
7/20	11,140	12,375
8/20	11,334	12,275
9/20	11,293	12,269
10/20	11,360	12,214
11/20	11,924	12,334
12/20	12,212	12,351
1/21	12,185	12,262
2/21	12,264	12,085
3/21	12,435	11,934
4/21	12,686	12,028
5/21	12,821	12,068
6/21	12,827	12,152
7/21	12,934	12,288
8/21	13,071	12,265
9/21	12,813	12,159
10/21	12,978	12,155
11/21	12,831	12,191
12/21	13,132	12,160
1/22	12,792	11,898
2/22	12,565	11,765
3/22	12,519	11,439
4/22	12,151	11,005
5/22	12,053	11,075
6/22	11,565	10,902
7/22	11,889	11,168
8/22	11,728	10,853
9/22	11,246	10,384
10/22	11,252	10,249
11/22	11,588	10,626
12/22	11,529	10,578
1/23	11,927	10,904
2/23	11,731	10,622
3/23	11,745	10,891
4/23	11,830	10,957
5/23	11,704	10,838
6/23	11,819	10,799
7/23	11,921	10,792
8/23	11,841	10,723
9/23	11,648	10,451
10/23	11,497	10,286
11/23	12,007	10,751
12/23	12,403	11,163
1/24	12,450	11,132
2/24	12,404	10,975
3/24	12,555	11,076
4/24	12,403	10,797
5/24	12,558	10,980
6/24	12,616	11,084
7/24	12,836	11,342
8/24	12,992	11,505
9/24	13,171	11,660
10/24	12,994	11,370
11/24	13,123	11,491
12/24	13,029	11,303
1/25	13,131	11,362
2/25	13,301	11,612
3/25	13,239	11,617
4/25	13,220	11,663
5/25	13,292	11,579
6/25	13,501	11,757
7/25	13,537	11,726
8/25	13,734	11,866
9/25	13,864	11,996
10/25	13,858	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.75%	3.74%	3.32%
Class C Shares Including Sales Charge	4.75%	3.74%	3.32%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,396,800,000
Holdings Count | Holding	3,175
Advisory Fees Paid, Amount	$ 16,244,000
InvestmentCompanyPortfolioTurnover	92.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,396,800 Total Number of Portfolio Holdings3,175 Portfolio Turnover Rate 92.9% Total Advisory Fees Paid (amount in thousands)$16,244
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000071805
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Institutional
Trading Symbol	PGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,205	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,918	9,974
12/15	9,748	9,941
1/16	9,595	10,078
2/16	9,636	10,150
3/16	9,973	10,243
4/16	10,137	10,282
5/16	10,157	10,285
6/16	10,353	10,469
7/16	10,550	10,536
8/16	10,640	10,524
9/16	10,715	10,517
10/16	10,680	10,437
11/16	10,521	10,190
12/16	10,685	10,205
1/17	10,873	10,225
2/17	11,045	10,293
3/17	11,051	10,288
4/17	11,176	10,367
5/17	11,262	10,447
6/17	11,281	10,437
7/17	11,447	10,481
8/17	11,548	10,575
9/17	11,587	10,525
10/17	11,642	10,531
11/17	11,701	10,518
12/17	11,779	10,566
1/18	11,955	10,444
2/18	11,621	10,345
3/18	11,682	10,412
4/18	11,683	10,334
5/18	11,592	10,408
6/18	11,509	10,395
7/18	11,706	10,398
8/18	11,554	10,464
9/18	11,642	10,397
10/18	11,367	10,315
11/18	11,377	10,377
12/18	11,144	10,567
1/19	11,645	10,679
2/19	11,745	10,673
3/19	11,868	10,878
4/19	12,019	10,881
5/19	11,921	11,074
6/19	12,197	11,213
7/19	12,263	11,238
8/19	12,258	11,529
9/19	12,360	11,468
10/19	12,445	11,502
11/19	12,449	11,496
12/19	12,679	11,488
1/20	12,765	11,709
2/20	12,481	11,920
3/20	10,528	11,850
4/20	10,737	12,061
5/20	11,073	12,117
6/20	11,316	12,193
7/20	11,720	12,375
8/20	11,935	12,275
9/20	11,902	12,269
10/20	11,984	12,214
11/20	12,588	12,334
12/20	12,916	12,351
1/21	12,897	12,262
2/21	12,992	12,085
3/21	13,186	11,934
4/21	13,459	12,028
5/21	13,615	12,068
6/21	13,633	12,152
7/21	13,761	12,288
8/21	13,929	12,265
9/21	13,667	12,159
10/21	13,844	12,155
11/21	13,700	12,191
12/21	14,035	12,160
1/22	13,694	11,898
2/22	13,453	11,765
3/22	13,416	11,439
4/22	13,025	11,005
5/22	12,941	11,075
6/22	12,430	10,902
7/22	12,790	11,168
8/22	12,629	10,853
9/22	12,113	10,384
10/22	12,139	10,249
11/22	12,511	10,626
12/22	12,463	10,578
1/23	12,892	10,904
2/23	12,703	10,622
3/23	12,732	10,891
4/23	12,824	10,957
5/23	12,712	10,838
6/23	12,839	10,799
7/23	12,973	10,792
8/23	12,898	10,723
9/23	12,690	10,451
10/23	12,547	10,286
11/23	13,086	10,751
12/23	13,525	11,163
1/24	13,592	11,132
2/24	13,534	10,975
3/24	13,715	11,076
4/24	13,552	10,797
5/24	13,726	10,980
6/24	13,794	11,084
7/24	14,040	11,342
8/24	14,216	11,505
9/24	14,405	11,660
10/24	14,225	11,370
11/24	14,371	11,491
12/24	14,260	11,303
1/25	14,378	11,362
2/25	14,569	11,612
3/25	14,504	11,617
4/25	14,488	11,663
5/25	14,572	11,579
6/25	14,806	11,757
7/25	14,850	11,726
8/25	15,072	11,866
9/25	15,208	11,996
10/25	15,205	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.89%	4.88%	4.28%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,396,800,000
Holdings Count | Holding	3,175
Advisory Fees Paid, Amount	$ 16,244,000
InvestmentCompanyPortfolioTurnover	92.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,396,800 Total Number of Portfolio Holdings3,175 Portfolio Turnover Rate 92.9% Total Advisory Fees Paid (amount in thousands)$16,244
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000190075
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	R-6
Trading Symbol	PGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The investment seeks income. The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies.  An allocation to emerging market debt, managed by Principal Finisterre, an investment team within Principal Global Investors, was the most significant contributor to performance. The asset class has benefited from strong technicals as well as from favorable trends, including low emerging market inflation, supportive financial conditions, and broadly constructive commodity markets. Principal Finisterre significantly outpaced the broad emerging markets universe with key biases to Egypt, Mexico, and South Africa. Manager selection within preferred securities and investment grade credit were further contributors. Spectrum Asset Management benefited from its higher income profile and PineBridge Investments enjoyed strong security selection within financials and industrials. An allocation to securitized bonds further enhanced results, as did an allocation to private credit. These favorable strategies were offset by weak manager selection from Polen Capital Credit (“Polen”), within our high-yield allocation. Polen underperformed the high yield universe largely due to weakness within the reorganized equity holdings in the portfolio. These equity positions faced varying idiosyncratic headwinds and significantly lagged the strong returns of the broad high yield market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $15,221	Bloomberg US Aggregate Index $12,071
10/15	10,000	10,000
11/15	9,917	9,974
12/15	9,747	9,941
1/16	9,594	10,078
2/16	9,635	10,150
3/16	9,971	10,243
4/16	10,135	10,282
5/16	10,155	10,285
6/16	10,351	10,469
7/16	10,548	10,536
8/16	10,638	10,524
9/16	10,713	10,517
10/16	10,678	10,437
11/16	10,519	10,190
12/16	10,683	10,205
1/17	10,870	10,225
2/17	11,043	10,293
3/17	11,048	10,288
4/17	11,173	10,367
5/17	11,259	10,447
6/17	11,279	10,437
7/17	11,444	10,481
8/17	11,546	10,575
9/17	11,585	10,525
10/17	11,632	10,531
11/17	11,691	10,518
12/17	11,778	10,566
1/18	11,946	10,444
2/18	11,621	10,345
3/18	11,674	10,412
4/18	11,676	10,334
5/18	11,593	10,408
6/18	11,501	10,395
7/18	11,699	10,398
8/18	11,556	10,464
9/18	11,635	10,397
10/18	11,369	10,315
11/18	11,371	10,377
12/18	11,138	10,567
1/19	11,639	10,679
2/19	11,739	10,673
3/19	11,862	10,878
4/19	12,013	10,881
5/19	11,915	11,074
6/19	12,192	11,213
7/19	12,259	11,238
8/19	12,244	11,529
9/19	12,356	11,468
10/19	12,441	11,502
11/19	12,445	11,496
12/19	12,675	11,488
1/20	12,761	11,709
2/20	12,468	11,920
3/20	10,523	11,850
4/20	10,732	12,061
5/20	11,069	12,117
6/20	11,312	12,193
7/20	11,717	12,375
8/20	11,931	12,275
9/20	11,899	12,269
10/20	11,981	12,214
11/20	12,585	12,334
12/20	12,914	12,351
1/21	12,895	12,262
2/21	12,990	12,085
3/21	13,184	11,934
4/21	13,457	12,028
5/21	13,613	12,068
6/21	13,632	12,152
7/21	13,760	12,288
8/21	13,927	12,265
9/21	13,665	12,159
10/21	13,843	12,155
11/21	13,698	12,191
12/21	14,034	12,160
1/22	13,692	11,898
2/22	13,452	11,765
3/22	13,415	11,439
4/22	13,024	11,005
5/22	12,940	11,075
6/22	12,429	10,902
7/22	12,789	11,168
8/22	12,628	10,853
9/22	12,112	10,384
10/22	12,138	10,249
11/22	12,500	10,626
12/22	12,462	10,578
1/23	12,893	10,904
2/23	12,703	10,622
3/23	12,721	10,891
4/23	12,825	10,957
5/23	12,701	10,838
6/23	12,851	10,799
7/23	12,974	10,792
8/23	12,899	10,723
9/23	12,702	10,451
10/23	12,547	10,286
11/23	13,099	10,751
12/23	13,538	11,163
1/24	13,594	11,132
2/24	13,547	10,975
3/24	13,717	11,076
4/24	13,554	10,797
5/24	13,728	10,980
6/24	13,808	11,084
7/24	14,043	11,342
8/24	14,219	11,505
9/24	14,420	11,660
10/24	14,228	11,370
11/24	14,375	11,491
12/24	14,275	11,303
1/25	14,393	11,362
2/25	14,573	11,612
3/25	14,520	11,617
4/25	14,503	11,663
5/25	14,588	11,579
6/25	14,822	11,757
7/25	14,867	11,726
8/25	15,076	11,866
9/25	15,224	11,996
10/25	15,221	12,071

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.98%	4.90%	4.29%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%

Performance Inception Date	Dec. 15, 2008
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,396,800,000
Holdings Count | Holding	3,175
Advisory Fees Paid, Amount	$ 16,244,000
InvestmentCompanyPortfolioTurnover	92.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,396,800 Total Number of Portfolio Holdings3,175 Portfolio Turnover Rate 92.9% Total Advisory Fees Paid (amount in thousands)$16,244
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	70.69%
U.S. Government & Government Agency Obligations	10.90%
Senior Floating Rate Interests	8.70%
Investment Companies	7.38%
Common Stocks	2.24%
Preferred Stocks	1.39%
Repurchase Agreements	0.63%
Convertible Bonds	0.09%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.63%
Mortgage Securities	10.69%
Consumer, Non-cyclical	10.28%
Government	8.12%
Basic Materials	6.64%
Industrial	6.53%
Energy	5.89%
Money Market Funds	5.78%
Technology	5.72%
Consumer, Cyclical	5.69%
Communications	5.55%
Utilities	3.68%
Asset Backed Securities	2.22%
Exchange-Traded Funds	1.39%
Closed-End Funds	0.21%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019059
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Class A
Trading Symbol	PRWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $19,046	MSCI ACWI Ex USA Index NTR $20,933
10/15	9,452	10,000
11/15	9,427	9,793
12/15	9,287	9,609
1/16	8,808	8,955
2/16	8,568	8,853
3/16	9,138	9,573
4/16	9,270	9,825
5/16	9,287	9,659
6/16	9,023	9,511
7/16	9,411	9,981
8/16	9,460	10,045
9/16	9,609	10,168
10/16	9,378	10,022
11/16	9,146	9,791
12/16	9,252	10,041
1/17	9,678	10,396
2/17	9,712	10,562
3/17	10,021	10,830
4/17	10,313	11,062
5/17	10,614	11,421
6/17	10,673	11,456
7/17	11,107	11,879
8/17	11,258	11,941
9/17	11,508	12,162
10/17	11,667	12,391
11/17	11,659	12,492
12/17	11,850	12,771
1/18	12,536	13,482
2/18	11,884	12,847
3/18	11,740	12,620
4/18	11,884	12,821
5/18	11,697	12,525
6/18	11,376	12,290
7/18	11,680	12,584
8/18	11,511	12,321
9/18	11,469	12,377
10/18	10,385	11,370
11/18	10,308	11,478
12/18	9,758	10,958
1/19	10,517	11,786
2/19	10,652	12,016
3/19	10,806	12,088
4/19	11,113	12,407
5/19	10,589	11,741
6/19	11,176	12,448
7/19	10,959	12,298
8/19	10,742	11,918
9/19	10,968	12,225
10/19	11,312	12,651
11/19	11,456	12,763
12/19	11,939	13,315
1/20	11,764	12,958
2/20	11,092	11,933
3/20	9,299	10,206
4/20	10,053	10,979
5/20	10,467	11,338
6/20	10,918	11,851
7/20	11,525	12,379
8/20	11,975	12,909
9/20	11,920	12,592
10/20	11,718	12,321
11/20	13,070	13,978
12/20	13,967	14,734
1/21	13,800	14,766
2/21	14,124	15,058
3/21	14,412	15,248
4/21	14,838	15,697
5/21	15,227	16,188
6/21	15,051	16,084
7/21	14,977	15,818
8/21	15,292	16,119
9/21	14,643	15,603
10/21	15,134	15,975
11/21	14,541	15,256
12/21	15,246	15,887
1/22	14,498	15,301
2/22	13,929	14,998
3/22	13,813	15,022
4/22	12,854	14,079
5/22	12,896	14,180
6/22	11,759	12,960
7/22	12,443	13,404
8/22	11,811	12,973
9/22	10,831	11,676
10/22	11,348	12,025
11/22	12,633	13,445
12/22	12,181	13,344
1/23	13,156	14,427
2/23	12,732	13,920
3/23	13,146	14,260
4/23	13,368	14,508
5/23	13,114	13,980
6/23	13,676	14,608
7/23	13,941	15,202
8/23	13,464	14,515
9/23	12,934	14,057
10/23	12,584	13,477
11/23	13,623	14,690
12/23	14,273	15,428
1/24	14,197	15,275
2/24	14,749	15,661
3/24	15,356	16,151
4/24	14,998	15,861
5/24	15,648	16,321
6/24	15,345	16,306
7/24	15,702	16,683
8/24	16,071	17,159
9/24	16,222	17,621
10/24	15,399	16,756
11/24	15,334	16,604
12/24	14,925	16,282
1/25	15,610	16,938
2/25	16,122	17,173
3/25	16,076	17,134
4/25	16,509	17,753
5/25	17,237	18,566
6/25	17,760	19,196
7/25	17,567	19,141
8/25	18,215	19,805
9/25	18,852	20,518
10/25	19,046	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	23.68%	10.20%	7.26%
Class A Shares Including Sales Charge	16.86%	8.96%	6.65%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019058
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Class J
Trading Symbol	PIIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $20,421	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,819	9,609
1/16	9,324	8,955
2/16	9,067	8,853
3/16	9,677	9,573
4/16	9,819	9,825
5/16	9,828	9,659
6/16	9,562	9,511
7/16	9,969	9,981
8/16	10,022	10,045
9/16	10,182	10,168
10/16	9,934	10,022
11/16	9,695	9,791
12/16	9,810	10,041
1/17	10,268	10,396
2/17	10,304	10,562
3/17	10,627	10,830
4/17	10,940	11,062
5/17	11,263	11,421
6/17	11,326	11,456
7/17	11,783	11,879
8/17	11,945	11,941
9/17	12,223	12,162
10/17	12,393	12,391
11/17	12,384	12,492
12/17	12,583	12,771
1/18	13,320	13,482
2/18	12,628	12,847
3/18	12,474	12,620
4/18	12,628	12,821
5/18	12,428	12,525
6/18	12,091	12,290
7/18	12,419	12,584
8/18	12,237	12,321
9/18	12,191	12,377
10/18	11,044	11,370
11/18	10,962	11,478
12/18	10,377	10,958
1/19	11,175	11,786
2/19	11,331	12,016
3/19	11,496	12,088
4/19	11,817	12,407
5/19	11,263	11,741
6/19	11,885	12,448
7/19	11,662	12,298
8/19	11,438	11,918
9/19	11,671	12,225
10/19	12,041	12,651
11/19	12,187	12,763
12/19	12,711	13,315
1/20	12,523	12,958
2/20	11,808	11,933
3/20	9,893	10,206
4/20	10,707	10,979
5/20	11,143	11,338
6/20	11,630	11,851
7/20	12,275	12,379
8/20	12,761	12,909
9/20	12,701	12,592
10/20	12,483	12,321
11/20	13,932	13,978
12/20	14,875	14,734
1/21	14,705	14,766
2/21	15,055	15,058
3/21	15,355	15,248
4/21	15,816	15,697
5/21	16,236	16,188
6/21	16,046	16,084
7/21	15,966	15,818
8/21	16,306	16,119
9/21	15,616	15,603
10/21	16,146	15,975
11/21	15,506	15,256
12/21	16,265	15,887
1/22	15,466	15,301
2/22	14,861	14,998
3/22	14,735	15,022
4/22	13,719	14,079
5/22	13,765	14,180
6/22	12,555	12,960
7/22	13,286	13,404
8/22	12,612	12,973
9/22	11,562	11,676
10/22	12,122	12,025
11/22	13,491	13,445
12/22	13,007	13,344
1/23	14,054	14,427
2/23	13,605	13,920
3/23	14,054	14,260
4/23	14,284	14,508
5/23	14,008	13,980
6/23	14,606	14,608
7/23	14,905	15,202
8/23	14,387	14,515
9/23	13,824	14,057
10/23	13,456	13,477
11/23	14,560	14,690
12/23	15,261	15,428
1/24	15,179	15,275
2/24	15,779	15,661
3/24	16,426	16,151
4/24	16,050	15,861
5/24	16,744	16,321
6/24	16,426	16,306
7/24	16,803	16,683
8/24	17,203	17,159
9/24	17,367	17,621
10/24	16,497	16,756
11/24	16,414	16,604
12/24	15,983	16,282
1/25	16,716	16,938
2/25	17,273	17,173
3/25	17,224	17,134
4/25	17,682	17,753
5/25	18,463	18,566
6/25	19,020	19,196
7/25	18,822	19,141
8/25	19,516	19,805
9/25	20,210	20,518
10/25	20,421	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	23.79%	10.34%	7.40%
Class J Shares Including Sales Charge	22.79%	10.34%	7.40%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019057
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	Institutional
Trading Symbol	PIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $20,986	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,825	9,609
1/16	9,332	8,955
2/16	9,077	8,853
3/16	9,685	9,573
4/16	9,834	9,825
5/16	9,852	9,659
6/16	9,579	9,511
7/16	9,993	9,981
8/16	10,054	10,045
9/16	10,213	10,168
10/16	9,966	10,022
11/16	9,729	9,791
12/16	9,851	10,041
1/17	10,307	10,396
2/17	10,343	10,562
3/17	10,675	10,830
4/17	10,997	11,062
5/17	11,319	11,421
6/17	11,391	11,456
7/17	11,848	11,879
8/17	12,018	11,941
9/17	12,296	12,162
10/17	12,475	12,391
11/17	12,466	12,492
12/17	12,675	12,771
1/18	13,413	13,482
2/18	12,720	12,847
3/18	12,574	12,620
4/18	12,729	12,821
5/18	12,529	12,525
6/18	12,191	12,290
7/18	12,529	12,584
8/18	12,346	12,321
9/18	12,310	12,377
10/18	11,152	11,370
11/18	11,079	11,478
12/18	10,481	10,958
1/19	11,303	11,786
2/19	11,459	12,016
3/19	11,626	12,088
4/19	11,958	12,407
5/19	11,401	11,741
6/19	12,037	12,448
7/19	11,812	12,298
8/19	11,577	11,918
9/19	11,821	12,225
10/19	12,203	12,651
11/19	12,350	12,763
12/19	12,884	13,315
1/20	12,704	12,958
2/20	11,974	11,933
3/20	10,043	10,206
4/20	10,863	10,979
5/20	11,313	11,338
6/20	11,804	11,851
7/20	12,454	12,379
8/20	12,954	12,909
9/20	12,894	12,592
10/20	12,674	12,321
11/20	14,144	13,978
12/20	15,115	14,734
1/21	14,943	14,766
2/21	15,307	15,058
3/21	15,610	15,248
4/21	16,085	15,697
5/21	16,510	16,188
6/21	16,318	16,084
7/21	16,247	15,818
8/21	16,591	16,119
9/21	15,893	15,603
10/21	16,429	15,975
11/21	15,792	15,256
12/21	16,561	15,887
1/22	15,753	15,301
2/22	15,130	14,998
3/22	15,015	15,022
4/22	13,976	14,079
5/22	14,034	14,180
6/22	12,799	12,960
7/22	13,537	13,404
8/22	12,856	12,973
9/22	11,795	11,676
10/22	12,360	12,025
11/22	13,768	13,445
12/22	13,279	13,344
1/23	14,352	14,427
2/23	13,885	13,920
3/23	14,352	14,260
4/23	14,597	14,508
5/23	14,317	13,980
6/23	14,935	14,608
7/23	15,238	15,202
8/23	14,713	14,515
9/23	14,142	14,057
10/23	13,769	13,477
11/23	14,900	14,690
12/23	15,628	15,428
1/24	15,544	15,275
2/24	16,154	15,661
3/24	16,823	16,151
4/24	16,441	15,861
5/24	17,158	16,321
6/24	16,835	16,306
7/24	17,230	16,683
8/24	17,636	17,159
9/24	17,804	17,621
10/24	16,907	16,756
11/24	16,835	16,604
12/24	16,396	16,282
1/25	17,154	16,938
2/25	17,721	17,173
3/25	17,671	17,134
4/25	18,150	17,753
5/25	18,956	18,566
6/25	19,536	19,196
7/25	19,334	19,141
8/25	20,053	19,805
9/25	20,771	20,518
10/25	20,986	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	24.12%	10.61%	7.69%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019054
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-3
Trading Symbol	PINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$155	1.39%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $19,957	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,983	9,793
12/15	9,824	9,609
1/16	9,332	8,955
2/16	9,068	8,853
3/16	9,675	9,573
4/16	9,815	9,825
5/16	9,824	9,659
6/16	9,552	9,511
7/16	9,956	9,981
8/16	10,017	10,045
9/16	10,167	10,168
10/16	9,921	10,022
11/16	9,675	9,791
12/16	9,794	10,041
1/17	10,247	10,396
2/17	10,273	10,562
3/17	10,602	10,830
4/17	10,913	11,062
5/17	11,223	11,421
6/17	11,295	11,456
7/17	11,747	11,879
8/17	11,907	11,941
9/17	12,174	12,162
10/17	12,342	12,391
11/17	12,333	12,492
12/17	12,532	12,771
1/18	13,260	13,482
2/18	12,568	12,847
3/18	12,415	12,620
4/18	12,568	12,821
5/18	12,361	12,525
6/18	12,019	12,290
7/18	12,343	12,584
8/18	12,163	12,321
9/18	12,118	12,377
10/18	10,976	11,370
11/18	10,895	11,478
12/18	10,305	10,958
1/19	11,109	11,786
2/19	11,252	12,016
3/19	11,415	12,088
4/19	11,731	12,407
5/19	11,185	11,741
6/19	11,807	12,448
7/19	11,577	12,298
8/19	11,348	11,918
9/19	11,577	12,225
10/19	11,951	12,651
11/19	12,094	12,763
12/19	12,598	13,315
1/20	12,423	12,958
2/20	11,703	11,933
3/20	9,806	10,206
4/20	10,614	10,979
5/20	11,051	11,338
6/20	11,518	11,851
7/20	12,160	12,379
8/20	12,637	12,909
9/20	12,579	12,592
10/20	12,355	12,321
11/20	13,785	13,978
12/20	14,728	14,734
1/21	14,551	14,766
2/21	14,894	15,058
3/21	15,188	15,248
4/21	15,638	15,697
5/21	16,050	16,188
6/21	15,864	16,084
7/21	15,775	15,818
8/21	16,108	16,119
9/21	15,423	15,603
10/21	15,942	15,975
11/21	15,315	15,256
12/21	16,057	15,887
1/22	15,268	15,301
2/22	14,656	14,998
3/22	14,545	15,022
4/22	13,522	14,079
5/22	13,577	14,180
6/22	12,376	12,960
7/22	13,088	13,404
8/22	12,421	12,973
9/22	11,398	11,676
10/22	11,943	12,025
11/22	13,288	13,445
12/22	12,804	13,344
1/23	13,843	14,427
2/23	13,385	13,920
3/23	13,832	14,260
4/23	14,055	14,508
5/23	13,787	13,980
6/23	14,368	14,608
7/23	14,659	15,202
8/23	14,156	14,515
9/23	13,597	14,057
10/23	13,229	13,477
11/23	14,312	14,690
12/23	15,005	15,428
1/24	14,913	15,275
2/24	15,507	15,661
3/24	16,134	16,151
4/24	15,758	15,861
5/24	16,442	16,321
6/24	16,123	16,306
7/24	16,488	16,683
8/24	16,876	17,159
9/24	17,024	17,621
10/24	16,169	16,756
11/24	16,089	16,604
12/24	15,655	16,282
1/25	16,387	16,938
2/25	16,914	17,173
3/25	16,866	17,134
4/25	17,310	17,753
5/25	18,076	18,566
6/25	18,615	19,196
7/25	18,424	19,141
8/25	19,094	19,805
9/25	19,765	20,518
10/25	19,957	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	23.43%	10.07%	7.15%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019055
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-5
Trading Symbol	PINPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $20,586	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,974	9,793
12/15	9,826	9,609
1/16	9,330	8,955
2/16	9,069	8,853
3/16	9,678	9,573
4/16	9,817	9,825
5/16	9,843	9,659
6/16	9,565	9,511
7/16	9,974	9,981
8/16	10,035	10,045
9/16	10,191	10,168
10/16	9,948	10,022
11/16	9,704	9,791
12/16	9,825	10,041
1/17	10,284	10,396
2/17	10,319	10,562
3/17	10,637	10,830
4/17	10,963	11,062
5/17	11,281	11,421
6/17	11,342	11,456
7/17	11,801	11,879
8/17	11,969	11,941
9/17	12,242	12,162
10/17	12,410	12,391
11/17	12,401	12,492
12/17	12,608	12,771
1/18	13,342	13,482
2/18	12,652	12,847
3/18	12,500	12,620
4/18	12,652	12,821
5/18	12,455	12,525
6/18	12,115	12,290
7/18	12,446	12,584
8/18	12,267	12,321
9/18	12,223	12,377
10/18	11,076	11,370
11/18	10,996	11,478
12/18	10,403	10,958
1/19	11,216	11,786
2/19	11,369	12,016
3/19	11,532	12,088
4/19	11,857	12,407
5/19	11,302	11,741
6/19	11,934	12,448
7/19	11,704	12,298
8/19	11,474	11,918
9/19	11,714	12,225
10/19	12,096	12,651
11/19	12,240	12,763
12/19	12,761	13,315
1/20	12,585	12,958
2/20	11,853	11,933
3/20	9,939	10,206
4/20	10,759	10,979
5/20	11,208	11,338
6/20	11,687	11,851
7/20	12,331	12,379
8/20	12,829	12,909
9/20	12,761	12,592
10/20	12,546	12,321
11/20	14,001	13,978
12/20	14,956	14,734
1/21	14,778	14,766
2/21	15,133	15,058
3/21	15,438	15,248
4/21	15,901	15,697
5/21	16,325	16,188
6/21	16,138	16,084
7/21	16,059	15,818
8/21	16,394	16,119
9/21	15,704	15,603
10/21	16,236	15,975
11/21	15,596	15,256
12/21	16,359	15,887
1/22	15,553	15,301
2/22	14,948	14,998
3/22	14,824	15,022
4/22	13,793	14,079
5/22	13,849	14,180
6/22	12,639	12,960
7/22	13,368	13,404
8/22	12,684	12,973
9/22	11,642	11,676
10/22	12,202	12,025
11/22	13,581	13,445
12/22	13,093	13,344
1/23	14,155	14,427
2/23	13,692	13,920
3/23	14,144	14,260
4/23	14,393	14,508
5/23	14,110	13,980
6/23	14,720	14,608
7/23	15,014	15,202
8/23	14,506	14,515
9/23	13,941	14,057
10/23	13,557	13,477
11/23	14,675	14,690
12/23	15,387	15,428
1/24	15,306	15,275
2/24	15,907	15,661
3/24	16,566	16,151
4/24	16,185	15,861
5/24	16,890	16,321
6/24	16,555	16,306
7/24	16,948	16,683
8/24	17,341	17,159
9/24	17,503	17,621
10/24	16,624	16,756
11/24	16,555	16,604
12/24	16,107	16,282
1/25	16,863	16,938
2/25	17,411	17,173
3/25	17,362	17,134
4/25	17,824	17,753
5/25	18,615	18,566
6/25	19,187	19,196
7/25	18,980	19,141
8/25	19,686	19,805
9/25	20,379	20,518
10/25	20,586	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	23.83%	10.41%	7.49%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000210673
Shareholder Report [Line Items]
Fund Name	Diversified International Fund
Class Name	R-6
Trading Symbol	PDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value). Strong stock selection was achieved in Japan and the financials and industrials sectors. Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while lending is strong led by corporates. On the other hand, negative attribution was faced in Germany and the consumer discretionary and information technology sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $20,753	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,983	9,793
12/15	9,824	9,609
1/16	9,332	8,955
2/16	9,068	8,853
3/16	9,675	9,573
4/16	9,815	9,825
5/16	9,824	9,659
6/16	9,552	9,511
7/16	9,956	9,981
8/16	10,017	10,045
9/16	10,167	10,168
10/16	9,921	10,022
11/16	9,675	9,791
12/16	9,794	10,041
1/17	10,247	10,396
2/17	10,273	10,562
3/17	10,602	10,830
4/17	10,913	11,062
5/17	11,223	11,421
6/17	11,295	11,456
7/17	11,747	11,879
8/17	11,907	11,941
9/17	12,174	12,162
10/17	12,342	12,391
11/17	12,333	12,492
12/17	12,532	12,771
1/18	13,260	13,482
2/18	12,568	12,847
3/18	12,415	12,620
4/18	12,568	12,821
5/18	12,361	12,525
6/18	12,019	12,290
7/18	12,343	12,584
8/18	12,163	12,321
9/18	12,118	12,377
10/18	10,976	11,370
11/18	10,895	11,478
12/18	10,305	10,958
1/19	11,109	11,786
2/19	11,252	12,016
3/19	11,425	12,088
4/19	11,752	12,407
5/19	11,204	11,741
6/19	11,829	12,448
7/19	11,608	12,298
8/19	11,386	11,918
9/19	11,627	12,225
10/19	12,002	12,651
11/19	12,146	12,763
12/19	12,663	13,315
1/20	12,486	12,958
2/20	11,778	11,933
3/20	9,879	10,206
4/20	10,685	10,979
5/20	11,128	11,338
6/20	11,610	11,851
7/20	12,260	12,379
8/20	12,752	12,909
9/20	12,693	12,592
10/20	12,486	12,321
11/20	13,932	13,978
12/20	14,882	14,734
1/21	14,713	14,766
2/21	15,071	15,058
3/21	15,380	15,248
4/21	15,838	15,697
5/21	16,266	16,188
6/21	16,076	16,084
7/21	16,007	15,818
8/21	16,345	16,119
9/21	15,658	15,603
10/21	16,196	15,975
11/21	15,559	15,256
12/21	16,319	15,887
1/22	15,523	15,301
2/22	14,920	14,998
3/22	14,807	15,022
4/22	13,772	14,079
5/22	13,840	14,180
6/22	12,623	12,960
7/22	13,351	13,404
8/22	12,680	12,973
9/22	11,634	11,676
10/22	12,202	12,025
11/22	13,578	13,445
12/22	13,099	13,344
1/23	14,157	14,427
2/23	13,709	13,920
3/23	14,157	14,260
4/23	14,399	14,508
5/23	14,134	13,980
6/23	14,744	14,608
7/23	15,043	15,202
8/23	14,525	14,515
9/23	13,962	14,057
10/23	13,594	13,477
11/23	14,721	14,690
12/23	15,430	15,428
1/24	15,347	15,275
2/24	15,961	15,661
3/24	16,622	16,151
4/24	16,244	15,861
5/24	16,953	16,321
6/24	16,622	16,306
7/24	17,012	16,683
8/24	17,425	17,159
9/24	17,590	17,621
10/24	16,705	16,756
11/24	16,634	16,604
12/24	16,202	16,282
1/25	16,952	16,938
2/25	17,512	17,173
3/25	17,475	17,134
4/25	17,949	17,753
5/25	18,746	18,566
6/25	19,320	19,196
7/25	19,120	19,141
8/25	19,831	19,805
9/25	20,529	20,518
10/25	20,753	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	24.23%	10.70%	7.57%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,192,430,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 21,341,000
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,192,430 Total Number of Portfolio Holdings103 Portfolio Turnover Rate 38.2% Total Advisory Fees Paid (amount in thousands)$21,341
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.44%
Investment Companies	0.34%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	15.54%
Japan	12.69%
France	9.95%
Canada	7.24%
China	5.44%
Ireland	5.42%
Netherlands	5.26%
Germany	5.24%
Taiwan	4.90%
Korea, Republic Of	2.82%
Hong Kong	2.78%
Singapore	2.48%
Sweden	2.27%
Greece	2.18%
Italy	2.03%
United States	1.60%
Austria	1.57%
Brazil	1.43%
India	1.19%
Peru	1.05%
Other LocationsFootnote Reference*	6.70%
Other Assets and Liabilities	0.22%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 1, 2025, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.04%.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.04%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038744
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	PQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $25,407	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	9,451	10,000	10,000
11/15	9,498	10,033	10,038
12/15	9,216	9,853	9,822
1/16	8,884	9,322	9,315
2/16	8,917	9,319	9,312
3/16	9,454	9,968	9,983
4/16	9,602	10,022	10,193
5/16	9,787	10,198	10,351
6/16	9,894	10,221	10,441
7/16	10,099	10,610	10,744
8/16	10,185	10,624	10,827
9/16	10,107	10,633	10,804
10/16	9,976	10,426	10,637
11/16	10,342	10,837	11,245
12/16	10,612	11,040	11,526
1/17	10,795	11,262	11,608
2/17	11,155	11,698	12,025
3/17	11,136	11,705	11,902
4/17	11,178	11,829	11,880
5/17	11,405	11,980	11,868
6/17	11,434	12,064	12,062
7/17	11,669	12,303	12,223
8/17	11,626	12,341	12,080
9/17	11,943	12,604	12,438
10/17	12,202	12,893	12,528
11/17	12,651	13,286	12,912
12/17	12,792	13,434	13,100
1/18	13,317	14,172	13,607
2/18	12,637	13,652	12,957
3/18	12,498	13,342	12,729
4/18	12,547	13,387	12,771
5/18	12,731	13,729	12,847
6/18	12,740	13,818	12,879
7/18	13,385	14,294	13,389
8/18	13,550	14,787	13,587
9/18	13,569	14,843	13,614
10/18	12,784	13,793	12,909
11/18	13,222	14,073	13,294
12/18	12,104	12,792	12,017
1/19	12,951	13,864	12,953
2/19	13,270	14,333	13,367
3/19	13,419	14,583	13,452
4/19	13,985	15,172	13,929
5/19	13,204	14,205	13,033
6/19	14,137	15,202	13,969
7/19	14,445	15,438	14,085
8/19	14,163	15,155	13,670
9/19	14,642	15,418	14,158
10/19	14,718	15,745	14,356
11/19	15,147	16,340	14,800
12/19	15,545	16,812	15,207
1/20	15,199	16,830	14,880
2/20	13,652	15,455	13,439
3/20	11,591	13,412	11,142
4/20	12,743	15,185	12,395
5/20	13,226	15,986	12,820
6/20	13,253	16,339	12,735
7/20	14,005	17,296	13,238
8/20	14,595	18,565	13,785
9/20	14,278	17,887	13,447
10/20	14,204	17,456	13,270
11/20	15,858	19,511	15,055
12/20	16,505	20,336	15,632
1/21	16,268	20,168	15,489
2/21	16,988	20,753	16,425
3/21	17,726	21,538	17,392
4/21	18,454	22,698	18,087
5/21	18,804	22,805	18,509
6/21	18,719	23,377	18,297
7/21	18,986	23,863	18,444
8/21	19,337	24,553	18,809
9/21	18,303	23,425	18,155
10/21	19,532	25,051	19,077
11/21	19,081	24,715	18,404
12/21	20,121	25,716	19,565
1/22	19,598	24,266	19,110
2/22	18,889	23,600	18,888
3/22	19,335	24,396	19,421
4/22	18,226	22,222	18,326
5/22	18,721	22,188	18,682
6/22	17,146	20,330	17,050
7/22	18,289	22,223	18,180
8/22	17,713	21,370	17,638
9/22	16,040	19,393	16,092
10/22	17,454	20,948	17,742
11/22	18,740	22,081	18,850
12/22	17,940	20,797	18,091
1/23	19,063	22,191	19,028
2/23	18,218	21,663	18,357
3/23	17,936	22,349	18,273
4/23	18,340	22,626	18,548
5/23	17,403	22,731	17,832
6/23	18,631	24,266	19,017
7/23	19,349	25,101	19,686
8/23	18,621	24,662	19,154
9/23	17,953	23,503	18,415
10/23	17,309	22,935	17,765
11/23	18,717	25,077	19,106
12/23	19,873	26,314	20,164
1/24	19,936	26,681	20,185
2/24	20,492	28,122	20,930
3/24	21,443	29,024	21,976
4/24	20,576	27,789	21,037
5/24	21,262	29,097	21,704
6/24	21,251	30,060	21,500
7/24	22,227	30,498	22,599
8/24	22,969	31,221	23,205
9/24	23,270	31,888	23,527
10/24	23,040	31,665	23,269
11/24	24,475	33,704	24,754
12/24	22,863	32,764	23,061
1/25	24,018	33,807	24,129
2/25	23,924	33,216	24,227
3/25	22,990	31,294	23,554
4/25	22,295	31,107	22,836
5/25	23,249	33,093	23,638
6/25	24,117	34,769	24,446
7/25	24,324	35,542	24,586
8/25	25,192	36,290	25,370
9/25	25,501	37,548	25,749
10/25	25,407	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	10.27%	12.33%	10.39%
Class A Shares Including Sales Charge	4.22%	11.07%	9.77%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038746
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	PEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.63%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $25,313	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,044	10,033	10,038
12/15	9,736	9,853	9,822
1/16	9,382	9,322	9,315
2/16	9,410	9,319	9,312
3/16	9,971	9,968	9,983
4/16	10,123	10,022	10,193
5/16	10,310	10,198	10,351
6/16	10,416	10,221	10,441
7/16	10,628	10,610	10,744
8/16	10,708	10,624	10,827
9/16	10,620	10,633	10,804
10/16	10,476	10,426	10,637
11/16	10,853	10,837	11,245
12/16	11,129	11,040	11,526
1/17	11,317	11,262	11,608
2/17	11,687	11,698	12,025
3/17	11,656	11,705	11,902
4/17	11,697	11,829	11,880
5/17	11,927	11,980	11,868
6/17	11,948	12,064	12,062
7/17	12,187	12,303	12,223
8/17	12,134	12,341	12,080
9/17	12,455	12,604	12,438
10/17	12,719	12,893	12,528
11/17	13,182	13,286	12,912
12/17	13,319	13,434	13,100
1/18	13,858	14,172	13,607
2/18	13,137	13,652	12,957
3/18	12,988	13,342	12,729
4/18	13,031	13,387	12,771
5/18	13,210	13,729	12,847
6/18	13,212	13,818	12,879
7/18	13,872	14,294	13,389
8/18	14,034	14,787	13,587
9/18	14,048	14,843	13,614
10/18	13,232	13,793	12,909
11/18	13,670	14,073	13,294
12/18	12,510	12,792	12,017
1/19	13,377	13,864	12,953
2/19	13,697	14,333	13,367
3/19	13,844	14,583	13,452
4/19	14,416	15,172	13,929
5/19	13,602	14,205	13,033
6/19	14,559	15,202	13,969
7/19	14,862	15,438	14,085
8/19	14,564	15,155	13,670
9/19	15,048	15,418	14,158
10/19	15,118	15,745	14,356
11/19	15,549	16,340	14,800
12/19	15,945	16,812	15,207
1/20	15,579	16,830	14,880
2/20	13,985	15,455	13,439
3/20	11,864	13,412	11,142
4/20	13,039	15,185	12,395
5/20	13,523	15,986	12,820
6/20	13,547	16,339	12,735
7/20	14,304	17,296	13,238
8/20	14,896	18,565	13,785
9/20	14,562	17,887	13,447
10/20	14,479	17,456	13,270
11/20	16,152	19,511	15,055
12/20	16,806	20,336	15,632
1/21	16,553	20,168	15,489
2/21	17,273	20,753	16,425
3/21	18,010	21,538	17,392
4/21	18,742	22,698	18,087
5/21	19,083	22,805	18,509
6/21	18,988	23,377	18,297
7/21	19,242	23,863	18,444
8/21	19,589	24,553	18,809
9/21	18,527	23,425	18,155
10/21	19,763	25,051	19,077
11/21	19,294	24,715	18,404
12/21	20,328	25,716	19,565
1/22	19,793	24,266	19,110
2/22	19,059	23,600	18,888
3/22	19,502	24,396	19,421
4/22	18,370	22,222	18,326
5/22	18,859	22,188	18,682
6/22	17,261	20,330	17,050
7/22	18,401	22,223	18,180
8/22	17,808	21,370	17,638
9/22	16,117	19,393	16,092
10/22	17,525	20,948	17,742
11/22	18,805	22,081	18,850
12/22	17,991	20,797	18,091
1/23	19,105	22,191	19,028
2/23	18,247	21,663	18,357
3/23	17,954	22,349	18,273
4/23	18,350	22,626	18,548
5/23	17,398	22,731	17,832
6/23	18,613	24,266	19,017
7/23	19,316	25,101	19,686
8/23	18,576	24,662	19,154
9/23	17,897	23,503	18,415
10/23	17,246	22,935	17,765
11/23	18,648	25,077	19,106
12/23	19,800	26,314	20,164
1/24	19,863	26,681	20,185
2/24	20,417	28,122	20,930
3/24	21,364	29,024	21,976
4/24	20,501	27,789	21,037
5/24	21,184	29,097	21,704
6/24	21,173	30,060	21,500
7/24	22,146	30,498	22,599
8/24	22,885	31,221	23,205
9/24	23,185	31,888	23,527
10/24	22,956	31,665	23,269
11/24	24,385	33,704	24,754
12/24	22,779	32,764	23,061
1/25	23,930	33,807	24,129
2/25	23,836	33,216	24,227
3/25	22,905	31,294	23,554
4/25	22,213	31,107	22,836
5/25	23,163	33,093	23,638
6/25	24,028	34,769	24,446
7/25	24,234	35,542	24,586
8/25	25,099	36,290	25,370
9/25	25,408	37,548	25,749
10/25	25,313	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	9.41%	11.47%	9.73%
Class C Shares Including Sales Charge	8.42%	11.47%	9.73%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000204702
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class J
Trading Symbol	PEIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $27,033	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,050	10,033	10,038
12/15	9,751	9,853	9,822
1/16	9,401	9,322	9,315
2/16	9,436	9,319	9,312
3/16	10,003	9,968	9,983
4/16	10,160	10,022	10,193
5/16	10,356	10,198	10,351
6/16	10,470	10,221	10,441
7/16	10,686	10,610	10,744
8/16	10,777	10,624	10,827
9/16	10,694	10,633	10,804
10/16	10,556	10,426	10,637
11/16	10,943	10,837	11,245
12/16	11,229	11,040	11,526
1/17	11,423	11,262	11,608
2/17	11,803	11,698	12,025
3/17	11,784	11,705	11,902
4/17	11,828	11,829	11,880
5/17	12,068	11,980	11,868
6/17	12,099	12,064	12,062
7/17	12,347	12,303	12,223
8/17	12,302	12,341	12,080
9/17	12,638	12,604	12,438
10/17	12,912	12,893	12,528
11/17	13,387	13,286	12,912
12/17	13,536	13,434	13,100
1/18	14,091	14,172	13,607
2/18	13,372	13,652	12,957
3/18	13,225	13,342	12,729
4/18	13,277	13,387	12,771
5/18	13,471	13,729	12,847
6/18	13,481	13,818	12,879
7/18	14,164	14,294	13,389
8/18	14,338	14,787	13,587
9/18	14,357	14,843	13,614
10/18	13,528	13,793	12,909
11/18	13,991	14,073	13,294
12/18	12,809	12,792	12,017
1/19	13,705	13,864	12,953
2/19	14,047	14,333	13,367
3/19	14,205	14,583	13,452
4/19	14,799	15,172	13,929
5/19	13,973	14,205	13,033
6/19	14,965	15,202	13,969
7/19	15,286	15,438	14,085
8/19	14,993	15,155	13,670
9/19	15,500	15,418	14,158
10/19	15,579	15,745	14,356
11/19	16,028	16,340	14,800
12/19	16,454	16,812	15,207
1/20	16,087	16,830	14,880
2/20	14,452	15,455	13,439
3/20	12,266	13,412	11,142
4/20	13,490	15,185	12,395
5/20	14,000	15,986	12,820
6/20	14,031	16,339	12,735
7/20	14,831	17,296	13,238
8/20	15,451	18,565	13,785
9/20	15,117	17,887	13,447
10/20	15,044	17,456	13,270
11/20	16,793	19,511	15,055
12/20	17,479	20,336	15,632
1/21	17,228	20,168	15,489
2/21	17,991	20,753	16,425
3/21	18,775	21,538	17,392
4/21	19,545	22,698	18,087
5/21	19,920	22,805	18,509
6/21	19,834	23,377	18,297
7/21	20,112	23,863	18,444
8/21	20,488	24,553	18,809
9/21	19,394	23,425	18,155
10/21	20,701	25,051	19,077
11/21	20,229	24,715	18,404
12/21	21,326	25,716	19,565
1/22	20,777	24,266	19,110
2/22	20,026	23,600	18,888
3/22	20,503	24,396	19,421
4/22	19,328	22,222	18,326
5/22	19,853	22,188	18,682
6/22	18,185	20,330	17,050
7/22	19,396	22,223	18,180
8/22	18,785	21,370	17,638
9/22	17,018	19,393	16,092
10/22	18,516	20,948	17,742
11/22	19,878	22,081	18,850
12/22	19,034	20,797	18,091
1/23	20,230	22,191	19,028
2/23	19,329	21,663	18,357
3/23	19,035	22,349	18,273
4/23	19,468	22,626	18,548
5/23	18,470	22,731	17,832
6/23	19,775	24,266	19,017
7/23	20,542	25,101	19,686
8/23	19,764	24,662	19,154
9/23	19,060	23,503	18,415
10/23	18,378	22,935	17,765
11/23	19,875	25,077	19,106
12/23	21,100	26,314	20,164
1/24	21,168	26,681	20,185
2/24	21,763	28,122	20,930
3/24	22,777	29,024	21,976
4/24	21,857	27,789	21,037
5/24	22,585	29,097	21,704
6/24	22,579	30,060	21,500
7/24	23,621	30,498	22,599
8/24	24,409	31,221	23,205
9/24	24,737	31,888	23,527
10/24	24,492	31,665	23,269
11/24	26,015	33,704	24,754
12/24	24,313	32,764	23,061
1/25	25,539	33,807	24,129
2/25	25,440	33,216	24,227
3/25	24,447	31,294	23,554
4/25	23,716	31,107	22,836
5/25	24,728	33,093	23,638
6/25	25,657	34,769	24,446
7/25	25,876	35,542	24,586
8/25	26,799	36,290	25,370
9/25	27,134	37,548	25,749
10/25	27,033	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	10.37%	12.44%	10.46%
Class J Shares Including Sales Charge	9.38%	12.44%	10.46%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Performance Inception Date	May 31, 1939
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038747
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Institutional
Trading Symbol	PEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,859	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,054	10,033	10,038
12/15	9,757	9,853	9,822
1/16	9,410	9,322	9,315
2/16	9,445	9,319	9,312
3/16	10,019	9,968	9,983
4/16	10,180	10,022	10,193
5/16	10,380	10,198	10,351
6/16	10,496	10,221	10,441
7/16	10,717	10,610	10,744
8/16	10,811	10,624	10,827
9/16	10,735	10,633	10,804
10/16	10,596	10,426	10,637
11/16	10,989	10,837	11,245
12/16	11,277	11,040	11,526
1/17	11,480	11,262	11,608
2/17	11,866	11,698	12,025
3/17	11,848	11,705	11,902
4/17	11,897	11,829	11,880
5/17	12,142	11,980	11,868
6/17	12,175	12,064	12,062
7/17	12,430	12,303	12,223
8/17	12,389	12,341	12,080
9/17	12,728	12,604	12,438
10/17	13,008	12,893	12,528
11/17	13,494	13,286	12,912
12/17	13,649	13,434	13,100
1/18	14,217	14,172	13,607
2/18	13,488	13,652	12,957
3/18	13,342	13,342	12,729
4/18	13,403	13,387	12,771
5/18	13,599	13,729	12,847
6/18	13,613	13,818	12,879
7/18	14,306	14,294	13,389
8/18	14,486	14,787	13,587
9/18	14,510	14,843	13,614
10/18	13,681	13,793	12,909
11/18	14,153	14,073	13,294
12/18	12,958	12,792	12,017
1/19	13,869	13,864	12,953
2/19	14,220	14,333	13,367
3/19	14,381	14,583	13,452
4/19	14,992	15,172	13,929
5/19	14,155	14,205	13,033
6/19	15,164	15,202	13,969
7/19	15,500	15,438	14,085
8/19	15,207	15,155	13,670
9/19	15,726	15,418	14,158
10/19	15,811	15,745	14,356
11/19	16,276	16,340	14,800
12/19	16,710	16,812	15,207
1/20	16,338	16,830	14,880
2/20	14,683	15,455	13,439
3/20	12,470	13,412	11,142
4/20	13,714	15,185	12,395
5/20	14,237	15,986	12,820
6/20	14,274	16,339	12,735
7/20	15,088	17,296	13,238
8/20	15,723	18,565	13,785
9/20	15,390	17,887	13,447
10/20	15,315	17,456	13,270
11/20	17,101	19,511	15,055
12/20	17,802	20,336	15,632
1/21	17,552	20,168	15,489
2/21	18,333	20,753	16,425
3/21	19,136	21,538	17,392
4/21	19,926	22,698	18,087
5/21	20,308	22,805	18,509
6/21	20,229	23,377	18,297
7/21	20,517	23,863	18,444
8/21	20,906	24,553	18,809
9/21	19,793	23,425	18,155
10/21	21,130	25,051	19,077
11/21	20,649	24,715	18,404
12/21	21,777	25,716	19,565
1/22	21,221	24,266	19,110
2/22	20,455	23,600	18,888
3/22	20,947	24,396	19,421
4/22	19,747	22,222	18,326
5/22	20,294	22,188	18,682
6/22	18,593	20,330	17,050
7/22	19,836	22,223	18,180
8/22	19,217	21,370	17,638
9/22	17,406	19,393	16,092
10/22	18,949	20,948	17,742
11/22	20,342	22,081	18,850
12/22	19,488	20,797	18,091
1/23	20,711	22,191	19,028
2/23	19,795	21,663	18,357
3/23	19,499	22,349	18,273
4/23	19,943	22,626	18,548
5/23	18,926	22,731	17,832
6/23	20,272	24,266	19,017
7/23	21,058	25,101	19,686
8/23	20,266	24,662	19,154
9/23	19,548	23,503	18,415
10/23	18,854	22,935	17,765
11/23	20,390	25,077	19,106
12/23	21,654	26,314	20,164
1/24	21,734	26,681	20,185
2/24	22,345	28,122	20,930
3/24	23,387	29,024	21,976
4/24	22,449	27,789	21,037
5/24	23,202	29,097	21,704
6/24	23,197	30,060	21,500
7/24	24,274	30,498	22,599
8/24	25,088	31,221	23,205
9/24	25,431	31,888	23,527
10/24	25,180	31,665	23,269
11/24	26,751	33,704	24,754
12/24	25,001	32,764	23,061
1/25	26,269	33,807	24,129
2/25	26,173	33,216	24,227
3/25	25,161	31,294	23,554
4/25	24,408	31,107	22,836
5/25	25,463	33,093	23,638
6/25	26,414	34,769	24,446
7/25	26,653	35,542	24,586
8/25	27,609	36,290	25,370
9/25	27,956	37,548	25,749
10/25	27,859	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	10.64%	12.71%	10.79%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085765
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R-3
Trading Symbol	PEIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $26,335	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,047	10,033	10,038
12/15	9,747	9,853	9,822
1/16	9,395	9,322	9,315
2/16	9,426	9,319	9,312
3/16	9,991	9,968	9,983
4/16	10,148	10,022	10,193
5/16	10,344	10,198	10,351
6/16	10,454	10,221	10,441
7/16	10,671	10,610	10,744
8/16	10,757	10,624	10,827
9/16	10,673	10,633	10,804
10/16	10,535	10,426	10,637
11/16	10,919	10,837	11,245
12/16	11,199	11,040	11,526
1/17	11,394	11,262	11,608
2/17	11,770	11,698	12,025
3/17	11,749	11,705	11,902
4/17	11,794	11,829	11,880
5/17	12,030	11,980	11,868
6/17	12,058	12,064	12,062
7/17	12,307	12,303	12,223
8/17	12,258	12,341	12,080
9/17	12,587	12,604	12,438
10/17	12,861	12,893	12,528
11/17	13,331	13,286	12,912
12/17	13,480	13,434	13,100
1/18	14,031	14,172	13,607
2/18	13,308	13,652	12,957
3/18	13,159	13,342	12,729
4/18	13,211	13,387	12,771
5/18	13,401	13,729	12,847
6/18	13,407	13,818	12,879
7/18	14,084	14,294	13,389
8/18	14,253	14,787	13,587
9/18	14,274	14,843	13,614
10/18	13,447	13,793	12,909
11/18	13,904	14,073	13,294
12/18	12,726	12,792	12,017
1/19	13,616	13,864	12,953
2/19	13,952	14,333	13,367
3/19	14,107	14,583	13,452
4/19	14,695	15,172	13,929
5/19	13,871	14,205	13,033
6/19	14,853	15,202	13,969
7/19	15,173	15,438	14,085
8/19	14,876	15,155	13,670
9/19	15,379	15,418	14,158
10/19	15,453	15,745	14,356
11/19	15,901	16,340	14,800
12/19	16,317	16,812	15,207
1/20	15,947	16,830	14,880
2/20	14,323	15,455	13,439
3/20	12,159	13,412	11,142
4/20	13,372	15,185	12,395
5/20	13,874	15,986	12,820
6/20	13,902	16,339	12,735
7/20	14,683	17,296	13,238
8/20	15,299	18,565	13,785
9/20	14,963	17,887	13,447
10/20	14,885	17,456	13,270
11/20	16,614	19,511	15,055
12/20	17,292	20,336	15,632
1/21	17,038	20,168	15,489
2/21	17,790	20,753	16,425
3/21	18,555	21,538	17,392
4/21	19,314	22,698	18,087
5/21	19,677	22,805	18,509
6/21	19,591	23,377	18,297
7/21	19,862	23,863	18,444
8/21	20,225	24,553	18,809
9/21	19,139	23,425	18,155
10/21	20,424	25,051	19,077
11/21	19,951	24,715	18,404
12/21	21,032	25,716	19,565
1/22	20,483	24,266	19,110
2/22	19,733	23,600	18,888
3/22	20,203	24,396	19,421
4/22	19,040	22,222	18,326
5/22	19,555	22,188	18,682
6/22	17,903	20,330	17,050
7/22	19,096	22,223	18,180
8/22	18,487	21,370	17,638
9/22	16,741	19,393	16,092
10/22	18,216	20,948	17,742
11/22	19,547	22,081	18,850
12/22	18,714	20,797	18,091
1/23	19,878	22,191	19,028
2/23	18,994	21,663	18,357
3/23	18,700	22,349	18,273
4/23	19,117	22,626	18,548
5/23	18,137	22,731	17,832
6/23	19,412	24,266	19,017
7/23	20,157	25,101	19,686
8/23	19,396	24,662	19,154
9/23	18,698	23,503	18,415
10/23	18,025	22,935	17,765
11/23	19,485	25,077	19,106
12/23	20,683	26,314	20,164
1/24	20,744	26,681	20,185
2/24	21,319	28,122	20,930
3/24	22,306	29,024	21,976
4/24	21,401	27,789	21,037
5/24	22,106	29,097	21,704
6/24	22,094	30,060	21,500
7/24	23,107	30,498	22,599
8/24	23,870	31,221	23,205
9/24	24,182	31,888	23,527
10/24	23,937	31,665	23,269
11/24	25,422	33,704	24,754
12/24	23,744	32,764	23,061
1/25	24,937	33,807	24,129
2/25	24,839	33,216	24,227
3/25	23,858	31,294	23,554
4/25	23,140	31,107	22,836
5/25	24,128	33,093	23,638
6/25	25,020	34,769	24,446
7/25	25,229	35,542	24,586
8/25	26,121	36,290	25,370
9/25	26,440	37,548	25,749
10/25	26,335	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	10.02%	12.09%	10.17%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085767
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R-5
Trading Symbol	PEIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.  Broadcom Inc. (AVGO) moved higher as investors were reassured that AI capital expenditures would continue to grow. Additionally, AVGO released a new Tomahawk 6 AI networking switch which has better performance, reliability and lower latency and power consumption needs than previous generations. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. Alexandria Real Estate Equities, Inc. (ARE) had a solid third quarter but detracted from performance as management guided expectations lower earlier in the year on reduced occupancy. Investors are also worried about funds from operations weaking in 2026. Merck & Co., Inc. (MRK) moved lower as negative attention regarding Gardasil weighed on the stock and put investor focus back on its dependence on Keytruda which has an upcoming loss of exclusivity in 2028. Not owning Micron Technology, Inc. (MU) detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $27,165	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,050	10,033	10,038
12/15	9,751	9,853	9,822
1/16	9,400	9,322	9,315
2/16	9,435	9,319	9,312
3/16	10,006	9,968	9,983
4/16	10,163	10,022	10,193
5/16	10,363	10,198	10,351
6/16	10,476	10,221	10,441
7/16	10,693	10,610	10,744
8/16	10,788	10,624	10,827
9/16	10,704	10,633	10,804
10/16	10,566	10,426	10,637
11/16	10,954	10,837	11,245
12/16	11,243	11,040	11,526
1/17	11,441	11,262	11,608
2/17	11,822	11,698	12,025
3/17	11,802	11,705	11,902
4/17	11,846	11,829	11,880
5/17	12,091	11,980	11,868
6/17	12,121	12,064	12,062
7/17	12,374	12,303	12,223
8/17	12,329	12,341	12,080
9/17	12,664	12,604	12,438
10/17	12,939	12,893	12,528
11/17	13,419	13,286	12,912
12/17	13,572	13,434	13,100
1/18	14,129	14,172	13,607
2/18	13,404	13,652	12,957
3/18	13,259	13,342	12,729
4/18	13,316	13,387	12,771
5/18	13,511	13,729	12,847
6/18	13,520	13,818	12,879
7/18	14,204	14,294	13,389
8/18	14,379	14,787	13,587
9/18	14,403	14,843	13,614
10/18	13,575	13,793	12,909
11/18	14,039	14,073	13,294
12/18	12,852	12,792	12,017
1/19	13,756	13,864	12,953
2/19	14,100	14,333	13,367
3/19	14,258	14,583	13,452
4/19	14,855	15,172	13,929
5/19	14,030	14,205	13,033
6/19	15,026	15,202	13,969
7/19	15,354	15,438	14,085
8/19	15,054	15,155	13,670
9/19	15,569	15,418	14,158
10/19	15,649	15,745	14,356
11/19	16,105	16,340	14,800
12/19	16,534	16,812	15,207
1/20	16,160	16,830	14,880
2/20	14,521	15,455	13,439
3/20	12,328	13,412	11,142
4/20	13,559	15,185	12,395
5/20	14,072	15,986	12,820
6/20	14,106	16,339	12,735
7/20	14,906	17,296	13,238
8/20	15,529	18,565	13,785
9/20	15,195	17,887	13,447
10/20	15,121	17,456	13,270
11/20	16,881	19,511	15,055
12/20	17,573	20,336	15,632
1/21	17,321	20,168	15,489
2/21	18,088	20,753	16,425
3/21	18,872	21,538	17,392
4/21	19,652	22,698	18,087
5/21	20,025	22,805	18,509
6/21	19,939	23,377	18,297
7/21	20,218	23,863	18,444
8/21	20,597	24,553	18,809
9/21	19,496	23,425	18,155
10/21	20,810	25,051	19,077
11/21	20,335	24,715	18,404
12/21	21,439	25,716	19,565
1/22	20,886	24,266	19,110
2/22	20,130	23,600	18,888
3/22	20,610	24,396	19,421
4/22	19,428	22,222	18,326
5/22	19,956	22,188	18,682
6/22	18,283	20,330	17,050
7/22	19,501	22,223	18,180
8/22	18,886	21,370	17,638
9/22	17,108	19,393	16,092
10/22	18,616	20,948	17,742
11/22	19,987	22,081	18,850
12/22	19,138	20,797	18,091
1/23	20,336	22,191	19,028
2/23	19,435	21,663	18,357
3/23	19,139	22,349	18,273
4/23	19,570	22,626	18,548
5/23	18,570	22,731	17,832
6/23	19,886	24,266	19,017
7/23	20,652	25,101	19,686
8/23	19,875	24,662	19,154
9/23	19,162	23,503	18,415
10/23	18,481	22,935	17,765
11/23	19,983	25,077	19,106
12/23	21,216	26,314	20,164
1/24	21,284	26,681	20,185
2/24	21,882	28,122	20,930
3/24	22,897	29,024	21,976
4/24	21,978	27,789	21,037
5/24	22,710	29,097	21,704
6/24	22,697	30,060	21,500
7/24	23,745	30,498	22,599
8/24	24,538	31,221	23,205
9/24	24,864	31,888	23,527
10/24	24,618	31,665	23,269
11/24	26,151	33,704	24,754
12/24	24,437	32,764	23,061
1/25	25,671	33,807	24,129
2/25	25,571	33,216	24,227
3/25	24,572	31,294	23,554
4/25	23,836	31,107	22,836
5/25	24,855	33,093	23,638
6/25	25,782	34,769	24,446
7/25	26,010	35,542	24,586
8/25	26,931	36,290	25,370
9/25	27,267	37,548	25,749
10/25	27,165	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	10.34%	12.43%	10.51%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,468,129,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,771,000
InvestmentCompanyPortfolioTurnover	16.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,468,129 Total Number of Portfolio Holdings64 Portfolio Turnover Rate 16.7% Total Advisory Fees Paid (amount in thousands)$43,771
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.38%
Investment Companies	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.38%
Consumer, Non-cyclical	18.23%
Consumer, Cyclical	14.25%
Technology	11.31%
Industrial	9.40%
Communications	7.44%
Energy	6.17%
Utilities	5.04%
Basic Materials	2.16%
Money Market Funds	0.45%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000170736
Shareholder Report [Line Items]
Fund Name	Finisterre Emerging Markets Total Return Bond Fund
Class Name	Institutional
Trading Symbol	PFUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate total returns from current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds that are tied economically to an emerging market, and in derivatives on such investments. The Fund also invests in fixed-income securities, including convertible bonds, credit- and index-linked securities, non-registered and restricted securities, securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund uses derivatives to enhance return and to hedge and manage investment risks. For the year ending October 31, 2025, the Fund outperformed the Finisterre Emerging Markets Total Return Bond Blended Index. Main contributors to the absolute Fund performance were positions in Latin America, specifically Mexico and Brazil (local, corporates and sovereign debt), followed by South Africa (local) and Egypt (local T-bills). Mexico and Brazil, both have been very consistent contributors to the Fund over the year across all sub-sectors of emerging market debt. Gains in Mexico have been led by Pemex rallying as the sovereign delivered, at least in part, on their long-promised reforms at the state-owned oil company. Brazil assets have continued to perform strongly, bouncing back from their large sell-offs in fourth quarter 2024. As was the case in most risk asset classes, emerging market debt has largely been in an uninterrupted market rally since the aftermath of the April 2nd “liberation day” drawdown. Global credit spreads have performed strongly and emerging market sovereign spreads are now back to the tights last seen in 2005.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $16,466	Bloomberg Global Aggregate Index $10,325	JPM CEMBI Broad Diversified Index $14,683
7/16	10,000	10,000	10,000
7/16	9,970	10,046	10,158
8/16	10,150	9,998	10,292
9/16	10,222	10,053	10,307
10/16	10,266	9,774	10,306
11/16	10,061	9,385	10,093
12/16	10,156	9,342	10,172
1/17	10,304	9,447	10,298
2/17	10,525	9,492	10,441
3/17	10,653	9,507	10,474
4/17	10,793	9,614	10,592
5/17	10,830	9,763	10,659
6/17	10,783	9,754	10,681
7/17	10,935	9,918	10,765
8/17	11,113	10,016	10,869
9/17	11,193	9,926	10,907
10/17	11,198	9,888	10,944
11/17	11,244	9,998	10,947
12/17	11,296	10,033	10,981
1/18	11,482	10,153	10,989
2/18	11,372	10,063	10,878
3/18	11,332	10,170	10,858
4/18	11,248	10,007	10,786
5/18	11,181	9,931	10,711
6/18	11,117	9,887	10,666
7/18	11,357	9,870	10,820
8/18	11,222	9,880	10,704
9/18	11,281	9,795	10,805
10/18	11,102	9,686	10,741
11/18	11,085	9,716	10,724
12/18	11,115	9,913	10,801
1/19	11,561	10,063	11,094
2/19	11,672	10,006	11,214
3/19	11,670	10,131	11,357
4/19	11,729	10,101	11,445
5/19	11,763	10,238	11,501
6/19	12,097	10,465	11,754
7/19	12,310	10,436	11,860
8/19	12,253	10,648	11,874
9/19	12,342	10,539	11,949
10/19	12,492	10,610	12,051
11/19	12,448	10,529	12,096
12/19	12,755	10,591	12,214
1/20	12,861	10,726	12,402
2/20	12,648	10,798	12,400
3/20	11,557	10,556	10,972
4/20	11,789	10,763	11,421
5/20	12,417	10,810	11,868
6/20	12,685	10,906	12,195
7/20	13,004	11,254	12,478
8/20	13,049	11,237	12,590
9/20	12,810	11,197	12,529
10/20	12,853	11,207	12,561
11/20	13,329	11,411	12,896
12/20	13,754	11,564	13,085
1/21	13,666	11,463	13,076
2/21	13,627	11,265	13,063
3/21	13,459	11,049	12,980
4/21	13,580	11,188	13,058
5/21	13,755	11,293	13,142
6/21	13,724	11,194	13,252
7/21	13,626	11,343	13,281
8/21	13,738	11,295	13,375
9/21	13,511	11,095	13,285
10/21	13,428	11,068	13,224
11/21	13,149	11,036	13,151
12/21	13,342	11,020	13,204
1/22	13,208	10,794	12,983
2/22	12,758	10,666	12,355
3/22	13,012	10,341	12,040
4/22	12,533	9,775	11,792
5/22	12,578	9,801	11,722
6/22	11,580	9,487	11,363
7/22	11,638	9,688	11,483
8/22	11,689	9,306	11,503
9/22	11,126	8,828	11,063
10/22	11,122	8,767	10,836
11/22	11,943	9,180	11,409
12/22	12,101	9,230	11,585
1/23	12,580	9,533	11,937
2/23	12,313	9,216	11,747
3/23	12,445	9,507	11,844
4/23	12,589	9,549	11,949
5/23	12,593	9,362	11,879
6/23	12,901	9,362	12,007
7/23	13,056	9,426	12,124
8/23	12,848	9,298	12,070
9/23	12,528	9,026	11,976
10/23	12,342	8,918	11,830
11/23	12,991	9,368	12,261
12/23	13,457	9,757	12,637
1/24	13,393	9,622	12,712
2/24	13,514	9,501	12,802
3/24	13,806	9,554	12,930
4/24	13,646	9,313	12,816
5/24	13,761	9,435	13,003
6/24	13,692	9,448	13,124
7/24	13,966	9,709	13,321
8/24	14,254	9,939	13,545
9/24	14,590	10,108	13,712
10/24	14,376	9,769	13,594
11/24	14,535	9,802	13,676
12/24	14,453	9,592	13,601
1/25	14,744	9,647	13,710
2/25	14,941	9,785	13,922
3/25	14,853	9,845	13,931
4/25	15,022	10,134	13,871
5/25	15,175	10,098	13,956
6/25	15,559	10,290	14,150
7/25	15,654	10,136	14,279
8/25	15,993	10,284	14,462
9/25	16,229	10,351	14,600
10/25	16,466	10,325	14,683

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	14.54%	5.08%	5.50%
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.34%
JPM CEMBI Broad Diversified Index	8.01%	3.17%	4.21%

Performance Inception Date	Jul. 11, 2016
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund’s primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index. A component of the equally blended benchmark, JPM CEMBI Broad Diversified Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 810,064,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 5,049,000
InvestmentCompanyPortfolioTurnover	125.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$810,064 Total Number of Portfolio Holdings218 Portfolio Turnover Rate 125.7% Total Advisory Fees Paid (amount in thousands)$5,049
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.94%
Investment Companies	10.21%
Convertible Bonds	0.73%
Other Assets and LiabilitiesFootnote Reference*	1.12%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Mexico	8.46%
Luxembourg	5.93%
South Africa	4.68%
Egypt	4.21%
Colombia	4.19%
Brazil	3.94%
Netherlands	3.93%
Cayman Islands	3.84%
United Kingdom	3.56%
Peru	3.31%
Israel	3.30%
Supranational	2.62%
Argentina	2.46%
Hungary	2.36%
Uzbekistan	2.35%
Romania	2.15%
Czech Republic	1.94%
Turkey	1.82%
Cote d'Ivoire	1.73%
Ghana	1.62%
Other LocationsFootnote Reference*	30.48%
Other Assets and LiabilitiesFootnote Reference†	1.12%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019146
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Class A
Trading Symbol	PRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.45%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $18,648	MSCI Emerging Markets Index NTR $20,971
10/15	9,452	10,000
11/15	9,173	9,610
12/15	8,878	9,395
1/16	8,408	8,786
2/16	8,195	8,772
3/16	9,176	9,932
4/16	9,171	9,987
5/16	8,878	9,614
6/16	9,269	9,998
7/16	9,730	10,501
8/16	9,934	10,762
9/16	10,130	10,901
10/16	10,090	10,927
11/16	9,655	10,424
12/16	9,621	10,447
1/17	10,306	11,018
2/17	10,521	11,356
3/17	10,821	11,642
4/17	11,014	11,897
5/17	11,265	12,249
6/17	11,525	12,372
7/17	12,447	13,110
8/17	12,770	13,402
9/17	12,788	13,349
10/17	13,065	13,817
11/17	13,101	13,845
12/17	13,540	14,342
1/18	14,809	15,537
2/18	14,046	14,820
3/18	13,906	14,545
4/18	13,558	14,480
5/18	13,201	13,967
6/18	12,532	13,387
7/18	12,658	13,681
8/18	12,093	13,311
9/18	12,026	13,240
10/18	10,860	12,087
11/18	11,117	12,586
12/18	10,681	12,252
1/19	11,532	13,325
2/19	11,462	13,355
3/19	11,649	13,467
4/19	11,928	13,750
5/19	11,002	12,753
6/19	11,714	13,549
7/19	11,397	13,383
8/19	11,090	12,730
9/19	11,253	12,973
10/19	11,644	13,521
11/19	11,672	13,502
12/19	12,519	14,509
1/20	11,916	13,833
2/20	11,433	13,103
3/20	9,467	11,085
4/20	10,352	12,100
5/20	10,605	12,193
6/20	11,318	13,090
7/20	12,414	14,259
8/20	12,772	14,574
9/20	12,610	14,341
10/20	12,906	14,636
11/20	13,877	15,990
12/20	14,939	17,165
1/21	15,595	17,692
2/21	15,791	17,827
3/21	15,662	17,558
4/21	15,978	17,995
5/21	16,299	18,412
6/21	16,500	18,444
7/21	15,528	17,203
8/21	15,772	17,653
9/21	15,063	16,951
10/21	15,264	17,119
11/21	14,584	16,421
12/21	15,003	16,729
1/22	14,756	16,412
2/22	13,754	15,922
3/22	13,250	15,562
4/22	12,582	14,696
5/22	12,685	14,761
6/22	11,914	13,780
7/22	11,842	13,746
8/22	11,749	13,804
9/22	10,583	12,186
10/22	10,310	11,807
11/22	11,903	13,558
12/22	11,569	13,368
1/23	12,567	14,423
2/23	11,761	13,488
3/23	12,146	13,897
4/23	12,026	13,739
5/23	11,891	13,509
6/23	12,494	14,021
7/23	13,107	14,894
8/23	12,468	13,977
9/23	12,115	13,611
10/23	11,787	13,083
11/23	12,613	14,129
12/23	13,018	14,682
1/24	12,621	14,000
2/24	13,182	14,666
3/24	13,563	15,029
4/24	13,483	15,097
5/24	13,536	15,182
6/24	14,071	15,781
7/24	13,981	15,828
8/24	13,986	16,083
9/24	14,764	17,157
10/24	14,219	16,394
11/24	13,875	15,805
12/24	13,774	15,783
1/25	14,092	16,066
2/25	14,134	16,143
3/25	14,420	16,246
4/25	14,362	16,459
5/25	15,171	17,161
6/25	16,172	18,193
7/25	16,553	18,548
8/25	16,923	18,786
9/25	18,161	20,129
10/25	18,648	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	31.15%	7.64%	7.03%
Class A Shares Including Sales Charge	23.95%	6.43%	6.43%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019145
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Class J
Trading Symbol	PIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$152	1.31%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $20,011	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,704	9,610
12/15	9,396	9,395
1/16	8,899	8,786
2/16	8,674	8,772
3/16	9,712	9,932
4/16	9,712	9,987
5/16	9,401	9,614
6/16	9,810	9,998
7/16	10,302	10,501
8/16	10,521	10,762
9/16	10,726	10,901
10/16	10,687	10,927
11/16	10,224	10,424
12/16	10,191	10,447
1/17	10,920	11,018
2/17	11,147	11,356
3/17	11,467	11,642
4/17	11,674	11,897
5/17	11,940	12,249
6/17	12,216	12,372
7/17	13,197	13,110
8/17	13,537	13,402
9/17	13,557	13,349
10/17	13,852	13,817
11/17	13,887	13,845
12/17	14,358	14,342
1/18	15,702	15,537
2/18	14,895	14,820
3/18	14,746	14,545
4/18	14,378	14,480
5/18	14,004	13,967
6/18	13,292	13,387
7/18	13,432	13,681
8/18	12,829	13,311
9/18	12,760	13,240
10/18	11,525	12,087
11/18	11,799	12,586
12/18	11,336	12,252
1/19	12,245	13,325
2/19	12,168	13,355
3/19	12,369	13,467
4/19	12,661	13,750
5/19	11,685	12,753
6/19	12,440	13,549
7/19	12,112	13,383
8/19	11,788	12,730
9/19	11,957	12,973
10/19	12,379	13,521
11/19	12,404	13,502
12/19	13,313	14,509
1/20	12,667	13,833
2/20	12,158	13,103
3/20	10,071	11,085
4/20	11,014	12,100
5/20	11,284	12,193
6/20	12,047	13,090
7/20	13,207	14,259
8/20	13,594	14,574
9/20	13,419	14,341
10/20	13,742	14,636
11/20	14,775	15,990
12/20	15,907	17,165
1/21	16,608	17,692
2/21	16,826	17,827
3/21	16,688	17,558
4/21	17,028	17,995
5/21	17,373	18,412
6/21	17,586	18,444
7/21	16,555	17,203
8/21	16,821	17,653
9/21	16,061	16,951
10/21	16,279	17,119
11/21	15,556	16,421
12/21	16,011	16,729
1/22	15,747	16,412
2/22	14,676	15,922
3/22	14,143	15,562
4/22	13,432	14,696
5/22	13,547	14,761
6/22	12,721	13,780
7/22	12,647	13,746
8/22	12,550	13,804
9/22	11,306	12,186
10/22	11,020	11,807
11/22	12,721	13,558
12/22	12,363	13,368
1/23	13,431	14,423
2/23	12,578	13,488
3/23	12,990	13,897
4/23	12,862	13,739
5/23	12,717	13,509
6/23	13,362	14,021
7/23	14,024	14,894
8/23	13,338	13,977
9/23	12,961	13,611
10/23	12,613	13,083
11/23	13,501	14,129
12/23	13,936	14,682
1/24	13,509	14,000
2/24	14,114	14,666
3/24	14,523	15,029
4/24	14,440	15,097
5/24	14,500	15,182
6/24	15,069	15,781
7/24	14,980	15,828
8/24	14,986	16,083
9/24	15,822	17,157
10/24	15,241	16,394
11/24	14,867	15,805
12/24	14,765	15,783
1/25	15,109	16,066
2/25	15,151	16,143
3/25	15,465	16,246
4/25	15,400	16,459
5/25	16,272	17,161
6/25	17,347	18,193
7/25	17,762	18,548
8/25	18,160	18,786
9/25	19,495	20,129
10/25	20,011	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	31.30%	7.81%	7.18%
Class J Shares Including Sales Charge	30.30%	7.81%	7.18%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019144
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	Institutional
Trading Symbol	PIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.11%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $20,434	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,713	9,610
12/15	9,406	9,395
1/16	8,907	8,786
2/16	8,689	8,772
3/16	9,729	9,932
4/16	9,734	9,987
5/16	9,425	9,614
6/16	9,838	9,998
7/16	10,332	10,501
8/16	10,556	10,762
9/16	10,765	10,901
10/16	10,727	10,927
11/16	10,266	10,424
12/16	10,235	10,447
1/17	10,967	11,018
2/17	11,198	11,356
3/17	11,521	11,642
4/17	11,733	11,897
5/17	12,003	12,249
6/17	12,282	12,372
7/17	13,270	13,110
8/17	13,617	13,402
9/17	13,636	13,349
10/17	13,935	13,817
11/17	13,974	13,845
12/17	14,449	14,342
1/18	15,804	15,537
2/18	14,995	14,820
3/18	14,848	14,545
4/18	14,478	14,480
5/18	14,102	13,967
6/18	13,390	13,387
7/18	13,532	13,681
8/18	12,932	13,311
9/18	12,859	13,240
10/18	11,620	12,087
11/18	11,898	12,586
12/18	11,435	12,252
1/19	12,353	13,325
2/19	12,277	13,355
3/19	12,479	13,467
4/19	12,781	13,750
5/19	11,793	12,753
6/19	12,559	13,549
7/19	12,227	13,383
8/19	11,899	12,730
9/19	12,075	12,973
10/19	12,504	13,521
11/19	12,529	13,502
12/19	13,447	14,509
1/20	12,802	13,833
2/20	12,287	13,103
3/20	10,179	11,085
4/20	11,132	12,100
5/20	11,407	12,193
6/20	12,178	13,090
7/20	13,359	14,259
8/20	13,749	14,574
9/20	13,577	14,341
10/20	13,905	14,636
11/20	14,951	15,990
12/20	16,098	17,165
1/21	16,809	17,692
2/21	17,028	17,827
3/21	16,898	17,558
4/21	17,243	17,995
5/21	17,593	18,412
6/21	17,812	18,444
7/21	16,767	17,203
8/21	17,039	17,653
9/21	16,276	16,951
10/21	16,501	17,119
11/21	15,769	16,421
12/21	16,229	16,729
1/22	15,965	16,412
2/22	14,883	15,922
3/22	14,342	15,562
4/22	13,621	14,696
5/22	13,739	14,761
6/22	12,911	13,780
7/22	12,832	13,746
8/22	12,737	13,804
9/22	11,475	12,186
10/22	11,188	11,807
11/22	12,917	13,558
12/22	12,553	13,368
1/23	13,645	14,423
2/23	12,776	13,488
3/23	13,199	13,897
4/23	13,068	13,739
5/23	12,925	13,509
6/23	13,582	14,021
7/23	14,257	14,894
8/23	13,565	13,977
9/23	13,182	13,611
10/23	12,828	13,083
11/23	13,737	14,129
12/23	14,181	14,682
1/24	13,754	14,000
2/24	14,368	14,666
3/24	14,788	15,029
4/24	14,695	15,097
5/24	14,759	15,182
6/24	15,344	15,781
7/24	15,256	15,828
8/24	15,262	16,083
9/24	16,121	17,157
10/24	15,531	16,394
11/24	15,157	15,805
12/24	15,053	15,783
1/25	15,405	16,066
2/25	15,452	16,143
3/25	15,768	16,246
4/25	15,710	16,459
5/25	16,601	17,161
6/25	17,697	18,193
7/25	18,125	18,548
8/25	18,535	18,786
9/25	19,901	20,129
10/25	20,434	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.57%	8.00%	7.41%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019140
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-3
Trading Symbol	PEAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$180	1.56%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $19,436	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,706	9,610
12/15	9,392	9,395
1/16	8,893	8,786
2/16	8,670	8,772
3/16	9,706	9,932
4/16	9,706	9,987
5/16	9,392	9,614
6/16	9,801	9,998
7/16	10,290	10,501
8/16	10,509	10,762
9/16	10,713	10,901
10/16	10,670	10,927
11/16	10,205	10,424
12/16	10,166	10,447
1/17	10,895	11,018
2/17	11,120	11,356
3/17	11,431	11,642
4/17	11,637	11,897
5/17	11,901	12,249
6/17	12,174	12,372
7/17	13,141	13,110
8/17	13,482	13,402
9/17	13,496	13,349
10/17	13,788	13,817
11/17	13,822	13,845
12/17	14,286	14,342
1/18	15,618	15,537
2/18	14,812	14,820
3/18	14,662	14,545
4/18	14,290	14,480
5/18	13,914	13,967
6/18	13,209	13,387
7/18	13,340	13,681
8/18	12,741	13,311
9/18	12,669	13,240
10/18	11,438	12,087
11/18	11,708	12,586
12/18	11,244	12,252
1/19	12,141	13,325
2/19	12,066	13,355
3/19	12,260	13,467
4/19	12,552	13,750
5/19	11,576	12,753
6/19	12,324	13,549
7/19	11,992	13,383
8/19	11,665	12,730
9/19	11,834	12,973
10/19	12,245	13,521
11/19	12,270	13,502
12/19	13,160	14,509
1/20	12,524	13,833
2/20	12,015	13,103
3/20	9,950	11,085
4/20	10,876	12,100
5/20	11,140	12,193
6/20	11,893	13,090
7/20	13,037	14,259
8/20	13,414	14,574
9/20	13,236	14,341
10/20	13,551	14,636
11/20	14,569	15,990
12/20	15,678	17,165
1/21	16,364	17,692
2/21	16,573	17,827
3/21	16,435	17,558
4/21	16,761	17,995
5/21	17,102	18,412
6/21	17,305	18,444
7/21	16,288	17,203
8/21	16,542	17,653
9/21	15,795	16,951
10/21	16,003	17,119
11/21	15,291	16,421
12/21	15,728	16,729
1/22	15,466	16,412
2/22	14,413	15,922
3/22	13,884	15,562
4/22	13,180	14,696
5/22	13,289	14,761
6/22	12,482	13,780
7/22	12,400	13,746
8/22	12,307	13,804
9/22	11,080	12,186
10/22	10,796	11,807
11/22	12,465	13,558
12/22	12,109	13,368
1/23	13,155	14,423
2/23	12,313	13,488
3/23	12,715	13,897
4/23	12,583	13,739
5/23	12,440	13,509
6/23	13,067	14,021
7/23	13,706	14,894
8/23	13,034	13,977
9/23	12,665	13,611
10/23	12,318	13,083
11/23	13,183	14,129
12/23	13,599	14,682
1/24	13,185	14,000
2/24	13,768	14,666
3/24	14,165	15,029
4/24	14,076	15,097
5/24	14,132	15,182
6/24	14,686	15,781
7/24	14,596	15,828
8/24	14,596	16,083
9/24	15,409	17,157
10/24	14,837	16,394
11/24	14,473	15,805
12/24	14,372	15,783
1/25	14,703	16,066
2/25	14,742	16,143
3/25	15,039	16,246
4/25	14,977	16,459
5/25	15,823	17,161
6/25	16,859	18,193
7/25	17,257	18,548
8/25	17,644	18,786
9/25	18,937	20,129
10/25	19,436	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	30.99%	7.48%	6.87%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019142
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-5
Trading Symbol	PEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $20,038	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,704	9,610
12/15	9,398	9,395
1/16	8,901	8,786
2/16	8,679	8,772
3/16	9,720	9,932
4/16	9,715	9,987
5/16	9,407	9,614
6/16	9,819	9,998
7/16	10,311	10,501
8/16	10,534	10,762
9/16	10,737	10,901
10/16	10,699	10,927
11/16	10,240	10,424
12/16	10,205	10,447
1/17	10,933	11,018
2/17	11,163	11,356
3/17	11,478	11,642
4/17	11,689	11,897
5/17	11,957	12,249
6/17	12,230	12,372
7/17	13,211	13,110
8/17	13,556	13,402
9/17	13,575	13,349
10/17	13,872	13,817
11/17	13,910	13,845
12/17	14,378	14,342
1/18	15,727	15,537
2/18	14,915	14,820
3/18	14,770	14,545
4/18	14,402	14,480
5/18	14,025	13,967
6/18	13,315	13,387
7/18	13,450	13,681
8/18	12,850	13,311
9/18	12,778	13,240
10/18	11,540	12,087
11/18	11,811	12,586
12/18	11,352	12,252
1/19	12,259	13,325
2/19	12,185	13,355
3/19	12,384	13,467
4/19	12,683	13,750
5/19	11,701	12,753
6/19	12,459	13,549
7/19	12,125	13,383
8/19	11,800	12,730
9/19	11,970	12,973
10/19	12,394	13,521
11/19	12,419	13,502
12/19	13,324	14,509
1/20	12,682	13,833
2/20	12,174	13,103
3/20	10,079	11,085
4/20	11,024	12,100
5/20	11,296	12,193
6/20	12,056	13,090
7/20	13,221	14,259
8/20	13,606	14,574
9/20	13,437	14,341
10/20	13,755	14,636
11/20	14,792	15,990
12/20	15,921	17,165
1/21	16,626	17,692
2/21	16,842	17,827
3/21	16,708	17,558
4/21	17,043	17,995
5/21	17,388	18,412
6/21	17,604	18,444
7/21	16,569	17,203
8/21	16,837	17,653
9/21	16,080	16,951
10/21	16,297	17,119
11/21	15,576	16,421
12/21	16,027	16,729
1/22	15,761	16,412
2/22	14,693	15,922
3/22	14,156	15,562
4/22	13,442	14,696
5/22	13,559	14,761
6/22	12,734	13,780
7/22	12,657	13,746
8/22	12,562	13,804
9/22	11,317	12,186
10/22	11,030	11,807
11/22	12,734	13,558
12/22	12,379	13,368
1/23	13,449	14,423
2/23	12,586	13,488
3/23	13,001	13,897
4/23	12,872	13,739
5/23	12,732	13,509
6/23	13,377	14,021
7/23	14,032	14,894
8/23	13,349	13,977
9/23	12,973	13,611
10/23	12,620	13,083
11/23	13,511	14,129
12/23	13,945	14,682
1/24	13,517	14,000
2/24	14,122	14,666
3/24	14,533	15,029
4/24	14,447	15,097
5/24	14,504	15,182
6/24	15,075	15,781
7/24	14,989	15,828
8/24	14,995	16,083
9/24	15,834	17,157
10/24	15,246	16,394
11/24	14,881	15,805
12/24	14,776	15,783
1/25	15,119	16,066
2/25	15,165	16,143
3/25	15,479	16,246
4/25	15,416	16,459
5/25	16,290	17,161
6/25	17,364	18,193
7/25	17,776	18,548
8/25	18,181	18,786
9/25	19,513	20,129
10/25	20,038	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	31.43%	7.82%	7.20%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175481
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Fund
Class Name	R-6
Trading Symbol	PIIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending October 31, 2025. The Asia ex-China region was the main driver of outperformance. Taiwan and South Korea were the top contributing markets with outperformance in both markets attributable to positive stock selection in the information technology sector. The other notable market that drove outperformance in the period was Greece. Positive performance came from the Fund’s overweight position in this market. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was the other notable detractor in Latin America with losses in the industrials and materials sectors. The other notable market that detracted was Indonesia, where financials was the main detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $20,462	MSCI Emerging Markets Index NTR $20,971
10/15	10,000	10,000
11/15	9,706	9,610
12/15	9,392	9,395
1/16	8,893	8,786
2/16	8,670	8,772
3/16	9,706	9,932
4/16	9,706	9,987
5/16	9,392	9,614
6/16	9,801	9,998
7/16	10,290	10,501
8/16	10,509	10,762
9/16	10,713	10,901
10/16	10,670	10,927
11/16	10,209	10,424
12/16	10,176	10,447
1/17	10,904	11,018
2/17	11,134	11,356
3/17	11,455	11,642
4/17	11,661	11,897
5/17	11,929	12,249
6/17	12,207	12,372
7/17	13,189	13,110
8/17	13,539	13,402
9/17	13,558	13,349
10/17	13,860	13,817
11/17	13,898	13,845
12/17	14,371	14,342
1/18	15,724	15,537
2/18	14,919	14,820
3/18	14,773	14,545
4/18	14,405	14,480
5/18	14,036	13,967
6/18	13,328	13,387
7/18	13,469	13,681
8/18	12,872	13,311
9/18	12,799	13,240
10/18	11,563	12,087
11/18	11,844	12,586
12/18	11,379	12,252
1/19	12,298	13,325
2/19	12,223	13,355
3/19	12,423	13,467
4/19	12,725	13,750
5/19	11,746	12,753
6/19	12,499	13,549
7/19	12,167	13,383
8/19	11,846	12,730
9/19	12,022	12,973
10/19	12,449	13,521
11/19	12,479	13,502
12/19	13,391	14,509
1/20	12,748	13,833
2/20	12,240	13,103
3/20	10,136	11,085
4/20	11,090	12,100
5/20	11,364	12,193
6/20	12,137	13,090
7/20	13,313	14,259
8/20	13,702	14,574
9/20	13,530	14,341
10/20	13,857	14,636
11/20	14,904	15,990
12/20	16,049	17,165
1/21	16,757	17,692
2/21	16,976	17,827
3/21	16,846	17,558
4/21	17,190	17,995
5/21	17,544	18,412
6/21	17,762	18,444
7/21	16,726	17,203
8/21	16,992	17,653
9/21	16,237	16,951
10/21	16,461	17,119
11/21	15,732	16,421
12/21	16,194	16,729
1/22	15,930	16,412
2/22	14,851	15,922
3/22	14,312	15,562
4/22	13,598	14,696
5/22	13,716	14,761
6/22	12,890	13,780
7/22	12,811	13,746
8/22	12,716	13,804
9/22	11,457	12,186
10/22	11,171	11,807
11/22	12,901	13,558
12/22	12,539	13,368
1/23	13,629	14,423
2/23	12,762	13,488
3/23	13,184	13,897
4/23	13,059	13,739
5/23	12,916	13,509
6/23	13,578	14,021
7/23	14,251	14,894
8/23	13,555	13,977
9/23	13,178	13,611
10/23	12,825	13,083
11/23	13,732	14,129
12/23	14,178	14,682
1/24	13,752	14,000
2/24	14,364	14,666
3/24	14,785	15,029
4/24	14,703	15,097
5/24	14,767	15,182
6/24	15,351	15,781
7/24	15,263	15,828
8/24	15,269	16,083
9/24	16,127	17,157
10/24	15,538	16,394
11/24	15,164	15,805
12/24	15,063	15,783
1/25	15,414	16,066
2/25	15,461	16,143
3/25	15,783	16,246
4/25	15,725	16,459
5/25	16,621	17,161
6/25	17,722	18,193
7/25	18,143	18,548
8/25	18,559	18,786
9/25	19,929	20,129
10/25	20,462	20,971

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.70%	8.11%	7.42%
MSCI Emerging Markets Index NTR	27.91%	7.46%	7.69%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,539,967,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 28,148,000
InvestmentCompanyPortfolioTurnover	32.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,539,967 Total Number of Portfolio Holdings110 Portfolio Turnover Rate 32.3% Total Advisory Fees Paid (amount in thousands)$28,148
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.70%
Investment Companies	4.44%
Preferred Stocks	0.87%
Convertible Preferred Stocks	0.27%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	20.09%
China	16.58%
India	14.23%
Korea, Republic Of	10.33%
Hong Kong	8.00%
Brazil	4.92%
Greece	3.02%
Mexico	2.96%
Indonesia	1.97%
Singapore	1.91%
Saudi Arabia	1.72%
South Africa	1.71%
Uruguay	1.43%
Peru	1.22%
Poland	1.21%
Canada	0.94%
France	0.79%
Vietnam	0.78%
Luxembourg	0.73%
United Kingdom	0.66%
Other LocationsFootnote Reference*	7.08%
Other Assets and Liabilities	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000052887
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	POSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $13,016	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	9,449	10,000	10,000
11/15	9,266	9,917	9,778
12/15	9,352	9,739	9,858
1/16	8,860	9,151	9,435
2/16	8,771	9,088	9,475
3/16	9,642	9,762	10,373
4/16	9,541	9,906	10,363
5/16	9,563	9,918	10,358
6/16	9,881	9,858	10,732
7/16	10,319	10,283	11,270
8/16	10,094	10,318	10,976
9/16	9,999	10,381	10,867
10/16	9,402	10,205	10,248
11/16	9,087	10,282	9,968
12/16	9,357	10,504	10,259
1/17	9,392	10,792	10,314
2/17	9,727	11,094	10,635
3/17	9,610	11,230	10,471
4/17	9,749	11,405	10,584
5/17	9,888	11,657	10,675
6/17	9,972	11,710	10,755
7/17	10,181	12,037	10,950
8/17	10,309	12,083	10,965
9/17	10,229	12,317	10,928
10/17	10,298	12,573	10,875
11/17	10,577	12,816	11,178
12/17	10,695	13,023	11,321
1/18	10,816	13,757	11,320
2/18	10,202	13,180	10,562
3/18	10,547	12,888	10,808
4/18	10,704	13,021	11,020
5/18	10,740	13,037	11,202
6/18	10,864	12,966	11,362
7/18	10,973	13,357	11,458
8/18	11,082	13,462	11,567
9/18	10,916	13,521	11,328
10/18	10,478	12,508	10,908
11/18	10,867	12,690	11,313
12/18	10,300	11,797	10,683
1/19	11,424	12,728	11,845
2/19	11,436	13,068	11,827
3/19	11,840	13,233	12,242
4/19	11,752	13,680	12,081
5/19	11,827	12,868	12,046
6/19	11,998	13,711	12,234
7/19	11,998	13,751	12,276
8/19	12,263	13,425	12,506
9/19	12,451	13,707	12,800
10/19	12,884	14,082	13,120
11/19	12,782	14,426	12,960
12/19	12,764	14,934	13,024
1/20	12,963	14,769	13,134
2/20	12,005	13,576	12,051
3/20	9,490	11,743	9,308
4/20	10,115	13,001	9,966
5/20	10,288	13,567	9,989
6/20	10,562	14,000	10,246
7/20	11,068	14,741	10,530
8/20	11,321	15,643	10,796
9/20	11,014	15,139	10,460
10/20	10,641	14,771	10,112
11/20	11,801	16,591	11,446
12/20	12,228	17,362	11,847
1/21	12,053	17,283	11,751
2/21	12,363	17,683	12,186
3/21	12,752	18,155	12,534
4/21	13,491	18,949	13,338
5/21	13,720	19,244	13,577
6/21	13,921	19,498	13,683
7/21	14,486	19,632	14,208
8/21	14,660	20,123	14,395
9/21	13,733	19,292	13,560
10/21	14,553	20,277	14,370
11/21	14,190	19,789	14,049
12/21	15,043	20,580	14,938
1/22	14,149	19,569	14,080
2/22	13,696	19,064	13,732
3/22	14,218	19,477	14,348
4/22	13,476	17,918	13,562
5/22	12,857	17,939	12,972
6/22	11,757	16,427	11,845
7/22	12,719	17,574	12,788
8/22	11,839	16,927	11,958
9/22	10,437	15,306	10,473
10/22	10,574	16,230	10,785
11/22	11,386	17,489	11,512
12/22	10,977	16,801	11,190
1/23	12,002	18,005	12,195
2/23	11,476	17,489	11,657
3/23	11,171	18,028	11,277
4/23	11,420	18,287	11,490
5/23	10,880	18,092	10,976
6/23	11,171	19,142	11,305
7/23	11,517	19,843	11,731
8/23	11,143	19,288	11,337
9/23	10,478	18,490	10,645
10/23	10,048	17,934	10,135
11/23	11,129	19,590	11,212
12/23	12,118	20,531	12,273
1/24	11,550	20,651	11,780
2/24	11,536	21,537	11,709
3/24	11,905	22,213	12,113
4/24	11,195	21,481	11,390
5/24	11,763	22,353	11,778
6/24	11,735	22,851	11,819
7/24	12,444	23,220	12,532
8/24	13,154	23,809	13,316
9/24	13,494	24,362	13,717
10/24	12,827	23,816	13,020
11/24	13,083	24,706	13,331
12/24	12,159	24,121	12,388
1/25	12,333	24,931	12,604
2/25	12,638	24,781	12,884
3/25	12,377	23,802	12,585
4/25	12,536	24,024	12,705
5/25	12,769	25,405	13,025
6/25	12,885	26,546	13,140
7/25	12,624	26,906	12,987
8/25	13,147	27,570	13,554
9/25	13,219	28,569	13,674
10/25	13,016	29,208	13,465

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	1.47%	4.11%	3.25%
Class A Shares Including Sales Charge	-4.15%	2.95%	2.67%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,599,989,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,785,000
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,599,989 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 22.1% Total Advisory Fees Paid (amount in thousands)$14,785
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000052889
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	POSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $14,317	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,807	9,917	9,778
12/15	9,901	9,739	9,858
1/16	9,380	9,151	9,435
2/16	9,302	9,088	9,475
3/16	10,220	9,762	10,373
4/16	10,109	9,906	10,363
5/16	10,142	9,918	10,358
6/16	10,478	9,858	10,732
7/16	10,947	10,283	11,270
8/16	10,712	10,318	10,976
9/16	10,617	10,381	10,867
10/16	9,990	10,205	10,248
11/16	9,665	10,282	9,968
12/16	9,946	10,504	10,259
1/17	9,992	10,792	10,314
2/17	10,348	11,094	10,635
3/17	10,230	11,230	10,471
4/17	10,369	11,405	10,584
5/17	10,530	11,657	10,675
6/17	10,623	11,710	10,755
7/17	10,854	12,037	10,950
8/17	10,981	12,083	10,965
9/17	10,911	12,317	10,928
10/17	10,980	12,573	10,875
11/17	11,281	12,816	11,178
12/17	11,411	13,023	11,321
1/18	11,542	13,757	11,320
2/18	10,895	13,180	10,562
3/18	11,261	12,888	10,808
4/18	11,430	13,021	11,020
5/18	11,478	13,037	11,202
6/18	11,623	12,966	11,362
7/18	11,731	13,357	11,458
8/18	11,864	13,462	11,567
9/18	11,684	13,521	11,328
10/18	11,211	12,508	10,908
11/18	11,635	12,690	11,313
12/18	11,030	11,797	10,683
1/19	12,237	12,728	11,845
2/19	12,261	13,068	11,827
3/19	12,686	13,233	12,242
4/19	12,611	13,680	12,081
5/19	12,686	12,868	12,046
6/19	12,868	13,711	12,234
7/19	12,868	13,751	12,276
8/19	13,169	13,425	12,506
9/19	13,381	13,707	12,800
10/19	13,851	14,082	13,120
11/19	13,750	14,426	12,960
12/19	13,733	14,934	13,024
1/20	13,945	14,769	13,134
2/20	12,912	13,576	12,051
3/20	10,211	11,743	9,308
4/20	10,899	13,001	9,966
5/20	11,085	13,567	9,989
6/20	11,380	14,000	10,246
7/20	11,924	14,741	10,530
8/20	12,216	15,643	10,796
9/20	11,882	15,139	10,460
10/20	11,484	14,771	10,112
11/20	12,733	16,591	11,446
12/20	13,197	17,362	11,847
1/21	13,010	17,283	11,751
2/21	13,358	17,683	12,186
3/21	13,787	18,155	12,534
4/21	14,577	18,949	13,338
5/21	14,832	19,244	13,577
6/21	15,046	19,498	13,683
7/21	15,663	19,632	14,208
8/21	15,864	20,123	14,395
9/21	14,872	19,292	13,560
10/21	15,756	20,277	14,370
11/21	15,368	19,789	14,049
12/21	16,290	20,580	14,938
1/22	15,330	19,569	14,080
2/22	14,849	19,064	13,732
3/22	15,426	19,477	14,348
4/22	14,602	17,918	13,562
5/22	13,957	17,939	12,972
6/22	12,763	16,427	11,845
7/22	13,806	17,574	12,788
8/22	12,846	16,927	11,958
9/22	11,336	15,306	10,473
10/22	11,487	16,230	10,785
11/22	12,365	17,489	11,512
12/22	11,937	16,801	11,190
1/23	13,047	18,005	12,195
2/23	12,478	17,489	11,657
3/23	12,159	18,028	11,277
4/23	12,422	18,287	11,490
5/23	11,853	18,092	10,976
6/23	12,173	19,142	11,305
7/23	12,561	19,843	11,731
8/23	12,145	19,288	11,337
9/23	11,423	18,490	10,645
10/23	10,965	17,934	10,135
11/23	12,145	19,590	11,212
12/23	13,232	20,531	12,273
1/24	12,620	20,651	11,780
2/24	12,605	21,537	11,709
3/24	13,004	22,213	12,113
4/24	12,249	21,481	11,390
5/24	12,876	22,353	11,778
6/24	12,848	22,851	11,819
7/24	13,617	23,220	12,532
8/24	14,400	23,809	13,316
9/24	14,770	24,362	13,717
10/24	14,044	23,816	13,020
11/24	14,329	24,706	13,331
12/24	13,323	24,121	12,388
1/25	13,513	24,931	12,604
2/25	13,864	24,781	12,884
3/25	13,586	23,802	12,585
4/25	13,762	24,024	12,705
5/25	14,025	25,405	13,025
6/25	14,142	26,546	13,140
7/25	13,879	26,906	12,987
8/25	14,448	27,570	13,554
9/25	14,536	28,569	13,674
10/25	14,317	29,208	13,465

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	1.94%	4.51%	3.65%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,599,989,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,785,000
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,599,989 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 22.1% Total Advisory Fees Paid (amount in thousands)$14,785
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167005
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-3
Trading Symbol	PGRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$147	1.46%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $13,606	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,803	9,917	9,778
12/15	9,892	9,739	9,858
1/16	9,368	9,151	9,435
2/16	9,286	9,088	9,475
3/16	10,198	9,762	10,373
4/16	10,087	9,906	10,363
5/16	10,110	9,918	10,358
6/16	10,443	9,858	10,732
7/16	10,910	10,283	11,270
8/16	10,676	10,318	10,976
9/16	10,572	10,381	10,867
10/16	9,948	10,205	10,248
11/16	9,613	10,282	9,968
12/16	9,892	10,504	10,259
1/17	9,926	10,792	10,314
2/17	10,281	11,094	10,635
3/17	10,156	11,230	10,471
4/17	10,293	11,405	10,584
5/17	10,453	11,657	10,675
6/17	10,534	11,710	10,755
7/17	10,763	12,037	10,950
8/17	10,878	12,083	10,965
9/17	10,806	12,317	10,928
10/17	10,875	12,573	10,875
11/17	11,162	12,816	11,178
12/17	11,299	13,023	11,321
1/18	11,417	13,757	11,320
2/18	10,777	13,180	10,562
3/18	11,127	12,888	10,808
4/18	11,293	13,021	11,020
5/18	11,329	13,037	11,202
6/18	11,458	12,966	11,362
7/18	11,577	13,357	11,458
8/18	11,697	13,462	11,567
9/18	11,517	13,521	11,328
10/18	11,051	12,508	10,908
11/18	11,458	12,690	11,313
12/18	10,846	11,797	10,683
1/19	12,034	12,728	11,845
2/19	12,059	13,068	11,827
3/19	12,473	13,233	12,242
4/19	12,387	13,680	12,081
5/19	12,473	12,868	12,046
6/19	12,636	13,711	12,234
7/19	12,636	13,751	12,276
8/19	12,920	13,425	12,506
9/19	13,128	13,707	12,800
10/19	13,577	14,082	13,120
11/19	13,465	14,426	12,960
12/19	13,457	14,934	13,024
1/20	13,665	14,769	13,134
2/20	12,652	13,576	12,051
3/20	9,989	11,743	9,308
4/20	10,651	13,001	9,966
5/20	10,833	13,567	9,989
6/20	11,124	14,000	10,246
7/20	11,657	14,741	10,530
8/20	11,929	15,643	10,796
9/20	11,603	15,139	10,460
10/20	11,199	14,771	10,112
11/20	12,422	16,591	11,446
12/20	12,873	17,362	11,847
1/21	12,676	17,283	11,751
2/21	13,004	17,683	12,186
3/21	13,423	18,155	12,534
4/21	14,195	18,949	13,338
5/21	14,431	19,244	13,577
6/21	14,641	19,498	13,683
7/21	15,230	19,632	14,208
8/21	15,413	20,123	14,395
9/21	14,444	19,292	13,560
10/21	15,295	20,277	14,370
11/21	14,903	19,789	14,049
12/21	15,809	20,580	14,938
1/22	14,874	19,569	14,080
2/22	14,379	19,064	13,732
3/22	14,941	19,477	14,348
4/22	14,139	17,918	13,562
5/22	13,511	17,939	12,972
6/22	12,348	16,427	11,845
7/22	13,350	17,574	12,788
8/22	12,415	16,927	11,958
9/22	10,958	15,306	10,473
10/22	11,105	16,230	10,785
11/22	11,947	17,489	11,512
12/22	11,516	16,801	11,190
1/23	12,591	18,005	12,195
2/23	12,027	17,489	11,657
3/23	11,718	18,028	11,277
4/23	11,973	18,287	11,490
5/23	11,408	18,092	10,976
6/23	11,718	19,142	11,305
7/23	12,080	19,843	11,731
8/23	11,677	19,288	11,337
9/23	10,978	18,490	10,645
10/23	10,535	17,934	10,135
11/23	11,664	19,590	11,212
12/23	12,693	20,531	12,273
1/24	12,102	20,651	11,780
2/24	12,089	21,537	11,709
3/24	12,473	22,213	12,113
4/24	11,732	21,481	11,390
5/24	12,336	22,353	11,778
6/24	12,295	22,851	11,819
7/24	13,023	23,220	12,532
8/24	13,765	23,809	13,316
9/24	14,122	24,362	13,717
10/24	13,435	23,816	13,020
11/24	13,696	24,706	13,331
12/24	12,720	24,121	12,388
1/25	12,889	24,931	12,604
2/25	13,212	24,781	12,884
3/25	12,945	23,802	12,585
4/25	13,114	24,024	12,705
5/25	13,353	25,405	13,025
6/25	13,465	26,546	13,140
7/25	13,198	26,906	12,987
8/25	13,732	27,570	13,554
9/25	13,817	28,569	13,674
10/25	13,606	29,208	13,465

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	1.27%	3.97%	3.13%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

Performance Inception Date	Oct. 01, 2007
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,599,989,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,785,000
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,599,989 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 22.1% Total Advisory Fees Paid (amount in thousands)$14,785
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167007
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-5
Trading Symbol	PGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $14,062	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,805	9,917	9,778
12/15	9,898	9,739	9,858
1/16	9,375	9,151	9,435
2/16	9,296	9,088	9,475
3/16	10,211	9,762	10,373
4/16	10,100	9,906	10,363
5/16	10,134	9,918	10,358
6/16	10,475	9,858	10,732
7/16	10,932	10,283	11,270
8/16	10,698	10,318	10,976
9/16	10,607	10,381	10,867
10/16	9,981	10,205	10,248
11/16	9,646	10,282	9,968
12/16	9,921	10,504	10,259
1/17	9,967	10,792	10,314
2/17	10,322	11,094	10,635
3/17	10,201	11,230	10,471
4/17	10,350	11,405	10,584
5/17	10,511	11,657	10,675
6/17	10,588	11,710	10,755
7/17	10,818	12,037	10,950
8/17	10,945	12,083	10,965
9/17	10,869	12,317	10,928
10/17	10,950	12,573	10,875
11/17	11,238	12,816	11,178
12/17	11,373	13,023	11,321
1/18	11,492	13,757	11,320
2/18	10,848	13,180	10,562
3/18	11,208	12,888	10,808
4/18	11,387	13,021	11,020
5/18	11,423	13,037	11,202
6/18	11,562	12,966	11,362
7/18	11,682	13,357	11,458
8/18	11,803	13,462	11,567
9/18	11,618	13,521	11,328
10/18	11,160	12,508	10,908
11/18	11,570	12,690	11,313
12/18	10,962	11,797	10,683
1/19	12,161	12,728	11,845
2/19	12,186	13,068	11,827
3/19	12,616	13,233	12,242
4/19	12,529	13,680	12,081
5/19	12,616	12,868	12,046
6/19	12,794	13,711	12,234
7/19	12,794	13,751	12,276
8/19	13,081	13,425	12,506
9/19	13,286	13,707	12,800
10/19	13,753	14,082	13,120
11/19	13,652	14,426	12,960
12/19	13,629	14,934	13,024
1/20	13,852	14,769	13,134
2/20	12,827	13,576	12,051
3/20	10,133	11,743	9,308
4/20	10,816	13,001	9,966
5/20	11,000	13,567	9,989
6/20	11,289	14,000	10,246
7/20	11,842	14,741	10,530
8/20	12,118	15,643	10,796
9/20	11,780	15,139	10,460
10/20	11,385	14,771	10,112
11/20	12,623	16,591	11,446
12/20	13,091	17,362	11,847
1/21	12,905	17,283	11,751
2/21	13,237	17,683	12,186
3/21	13,661	18,155	12,534
4/21	14,445	18,949	13,338
5/21	14,697	19,244	13,577
6/21	14,909	19,498	13,683
7/21	15,520	19,632	14,208
8/21	15,706	20,123	14,395
9/21	14,724	19,292	13,560
10/21	15,587	20,277	14,370
11/21	15,202	19,789	14,049
12/21	16,120	20,580	14,938
1/22	15,181	19,569	14,080
2/22	14,691	19,064	13,732
3/22	15,263	19,477	14,348
4/22	14,447	17,918	13,562
5/22	13,807	17,939	12,972
6/22	12,624	16,427	11,845
7/22	13,658	17,574	12,788
8/22	12,705	16,927	11,958
9/22	11,209	15,306	10,473
10/22	11,359	16,230	10,785
11/22	12,216	17,489	11,512
12/22	11,784	16,801	11,190
1/23	12,897	18,005	12,195
2/23	12,320	17,489	11,657
3/23	12,004	18,028	11,277
4/23	12,265	18,287	11,490
5/23	11,702	18,092	10,976
6/23	12,018	19,142	11,305
7/23	12,389	19,843	11,731
8/23	11,990	19,288	11,337
9/23	11,276	18,490	10,645
10/23	10,809	17,934	10,135
11/23	11,977	19,590	11,212
12/23	13,044	20,531	12,273
1/24	12,439	20,651	11,780
2/24	12,425	21,537	11,709
3/24	12,819	22,213	12,113
4/24	12,073	21,481	11,390
5/24	12,678	22,353	11,778
6/24	12,650	22,851	11,819
7/24	13,410	23,220	12,532
8/24	14,170	23,809	13,316
9/24	14,550	24,362	13,717
10/24	13,832	23,816	13,020
11/24	14,114	24,706	13,331
12/24	13,111	24,121	12,388
1/25	13,298	24,931	12,604
2/25	13,630	24,781	12,884
3/25	13,356	23,802	12,585
4/25	13,529	24,024	12,705
5/25	13,788	25,405	13,025
6/25	13,904	26,546	13,140
7/25	13,644	26,906	12,987
8/25	14,192	27,570	13,554
9/25	14,278	28,569	13,674
10/25	14,062	29,208	13,465

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	1.66%	4.31%	3.47%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

Performance Inception Date	Oct. 01, 2007
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,599,989,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,785,000
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,599,989 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 22.1% Total Advisory Fees Paid (amount in thousands)$14,785
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000149262
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	R-6
Trading Symbol	PGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. The Fund’s investments underperformed the FTSE EPRA/NAREIT Developed Index over the year. Exposure to UK industrial and student housing detracted, as the sectors were weak on demand concerns. Selection within Japanese real estate investment trusts (REITs) detracted, due to an underweight to stocks that outperformed as office recovery momentum improved. An underweight to strength in Switzerland detracted in Europe. In the U.S., selection within industrial was the main detractor due to the exposure to cold storage REITs which reported weak results on demand concerns. An overweight to U.S. single family rental detracted, with the sector lagging on concerns over pricing power and demand. An overweight to U.S. senior housing REITs remained a key contributor with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An overweight to French retail contributed, with the sector benefiting from strong operating performance post many years of consolidation in the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $14,392	MSCI ACWI Index NTR $29,208	FTSE EPRA Nareit Developed Net Tax Index $13,465
10/15	10,000	10,000	10,000
11/15	9,818	9,917	9,778
12/15	9,912	9,739	9,858
1/16	9,380	9,151	9,435
2/16	9,302	9,088	9,475
3/16	10,220	9,762	10,373
4/16	10,120	9,906	10,363
5/16	10,142	9,918	10,358
6/16	10,489	9,858	10,732
7/16	10,957	10,283	11,270
8/16	10,712	10,318	10,976
9/16	10,614	10,381	10,867
10/16	9,987	10,205	10,248
11/16	9,662	10,282	9,968
12/16	9,942	10,504	10,259
1/17	9,988	10,792	10,314
2/17	10,345	11,094	10,635
3/17	10,227	11,230	10,471
4/17	10,366	11,405	10,584
5/17	10,527	11,657	10,675
6/17	10,621	11,710	10,755
7/17	10,851	12,037	10,950
8/17	10,978	12,083	10,965
9/17	10,909	12,317	10,928
10/17	10,979	12,573	10,875
11/17	11,280	12,816	11,178
12/17	11,411	13,023	11,321
1/18	11,543	13,757	11,320
2/18	10,896	13,180	10,562
3/18	11,263	12,888	10,808
4/18	11,432	13,021	11,020
5/18	11,480	13,037	11,202
6/18	11,615	12,966	11,362
7/18	11,735	13,357	11,458
8/18	11,868	13,462	11,567
9/18	11,689	13,521	11,328
10/18	11,216	12,508	10,908
11/18	11,640	12,690	11,313
12/18	11,025	11,797	10,683
1/19	12,244	12,728	11,845
2/19	12,269	13,068	11,827
3/19	12,695	13,233	12,242
4/19	12,620	13,680	12,081
5/19	12,707	12,868	12,046
6/19	12,879	13,711	12,234
7/19	12,892	13,751	12,276
8/19	13,181	13,425	12,506
9/19	13,396	13,707	12,800
10/19	13,866	14,082	13,120
11/19	13,764	14,426	12,960
12/19	13,764	14,934	13,024
1/20	13,976	14,769	13,134
2/20	12,942	13,576	12,051
3/20	10,237	11,743	9,308
4/20	10,913	13,001	9,966
5/20	11,112	13,567	9,989
6/20	11,396	14,000	10,246
7/20	11,954	14,741	10,530
8/20	12,246	15,643	10,796
9/20	11,914	15,139	10,460
10/20	11,501	14,771	10,112
11/20	12,766	16,591	11,446
12/20	13,233	17,362	11,847
1/21	13,045	17,283	11,751
2/21	13,394	17,683	12,186
3/21	13,824	18,155	12,534
4/21	14,629	18,949	13,338
5/21	14,871	19,244	13,577
6/21	15,085	19,498	13,683
7/21	15,716	19,632	14,208
8/21	15,904	20,123	14,395
9/21	14,911	19,292	13,560
10/21	15,797	20,277	14,370
11/21	15,407	19,789	14,049
12/21	16,344	20,580	14,938
1/22	15,381	19,569	14,080
2/22	14,886	19,064	13,732
3/22	15,464	19,477	14,348
4/22	14,652	17,918	13,562
5/22	14,005	17,939	12,972
6/22	12,795	16,427	11,845
7/22	13,854	17,574	12,788
8/22	12,891	16,927	11,958
9/22	11,378	15,306	10,473
10/22	11,529	16,230	10,785
11/22	12,409	17,489	11,512
12/22	11,975	16,801	11,190
1/23	13,103	18,005	12,195
2/23	12,518	17,489	11,657
3/23	12,198	18,028	11,277
4/23	12,476	18,287	11,490
5/23	11,891	18,092	10,976
6/23	12,225	19,142	11,305
7/23	12,601	19,843	11,731
8/23	12,198	19,288	11,337
9/23	11,474	18,490	10,645
10/23	11,000	17,934	10,135
11/23	12,198	19,590	11,212
12/23	13,281	20,531	12,273
1/24	12,666	20,651	11,780
2/24	12,652	21,537	11,709
3/24	13,066	22,213	12,113
4/24	12,294	21,481	11,390
5/24	12,923	22,353	11,778
6/24	12,895	22,851	11,819
7/24	13,667	23,220	12,532
8/24	14,453	23,809	13,316
9/24	14,839	24,362	13,717
10/24	14,110	23,816	13,020
11/24	14,396	24,706	13,331
12/24	13,379	24,121	12,388
1/25	13,570	24,931	12,604
2/25	13,922	24,781	12,884
3/25	13,644	23,802	12,585
4/25	13,834	24,024	12,705
5/25	14,084	25,405	13,025
6/25	14,216	26,546	13,140
7/25	13,937	26,906	12,987
8/25	14,509	27,570	13,554
9/25	14,612	28,569	13,674
10/25	14,392	29,208	13,465

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	2.00%	4.59%	3.71%
MSCI ACWI Index NTR	22.64%	14.61%	11.31%
FTSE EPRA Nareit Developed Net Tax Index	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE EPRA Nareit Developed Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,599,989,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 14,785,000
InvestmentCompanyPortfolioTurnover	22.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,599,989 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 22.1% Total Advisory Fees Paid (amount in thousands)$14,785
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	62.25%
Japan	8.98%
Australia	8.42%
France	4.13%
Singapore	3.16%
Hong Kong	2.51%
United Kingdom	1.87%
Germany	1.86%
Spain	1.49%
Canada	1.18%
Sweden	1.15%
Belgium	0.79%
Netherlands	0.41%
Mexico	0.25%
Other LocationsFootnote Reference*	1.30%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038760
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Class A
Trading Symbol	CMPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $10,586	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	9,776	10,000	10,000
11/15	9,750	9,974	9,986
12/15	9,719	9,941	9,983
1/16	9,870	10,078	10,113
2/16	9,897	10,150	10,151
3/16	9,926	10,243	10,181
4/16	9,946	10,282	10,197
5/16	9,930	10,285	10,211
6/16	10,052	10,469	10,294
7/16	10,048	10,536	10,315
8/16	10,025	10,524	10,327
9/16	10,078	10,517	10,355
10/16	10,049	10,437	10,328
11/16	9,877	10,190	10,151
12/16	9,856	10,205	10,150
1/17	9,859	10,225	10,147
2/17	9,898	10,293	10,195
3/17	9,886	10,288	10,198
4/17	9,946	10,367	10,265
5/17	9,988	10,447	10,329
6/17	9,944	10,437	10,287
7/17	9,991	10,481	10,334
8/17	10,048	10,575	10,409
9/17	10,014	10,525	10,386
10/17	10,004	10,531	10,383
11/17	9,976	10,518	10,368
12/17	9,990	10,566	10,402
1/18	9,866	10,444	10,280
2/18	9,809	10,345	10,212
3/18	9,852	10,412	10,278
4/18	9,825	10,334	10,226
5/18	9,887	10,408	10,297
6/18	9,881	10,395	10,302
7/18	9,864	10,398	10,291
8/18	9,926	10,464	10,354
9/18	9,856	10,397	10,290
10/18	9,799	10,315	10,225
11/18	9,881	10,377	10,317
12/18	10,041	10,567	10,505
1/19	10,122	10,679	10,588
2/19	10,112	10,673	10,578
3/19	10,244	10,878	10,732
4/19	10,235	10,881	10,726
5/19	10,369	11,074	10,865
6/19	10,460	11,213	10,943
7/19	10,492	11,238	10,987
8/19	10,605	11,529	11,085
9/19	10,593	11,468	11,093
10/19	10,635	11,502	11,132
11/19	10,636	11,496	11,141
12/19	10,659	11,488	11,172
1/20	10,743	11,709	11,250
2/20	10,844	11,920	11,367
3/20	10,722	11,850	11,487
4/20	10,834	12,061	11,560
5/20	10,884	12,117	11,574
6/20	10,880	12,193	11,563
7/20	10,907	12,375	11,584
8/20	10,922	12,275	11,588
9/20	10,928	12,269	11,576
10/20	10,934	12,214	11,571
11/20	10,888	12,334	11,580
12/20	10,925	12,351	11,604
1/21	10,947	12,262	11,613
2/21	10,895	12,085	11,536
3/21	10,841	11,934	11,477
4/21	10,893	12,028	11,540
5/21	10,859	12,068	11,520
6/21	10,846	12,152	11,515
7/21	10,895	12,288	11,587
8/21	10,873	12,265	11,568
9/21	10,830	12,159	11,526
10/21	10,777	12,155	11,504
11/21	10,747	12,191	11,494
12/21	10,728	12,160	11,483
1/22	10,571	11,898	11,313
2/22	10,487	11,765	11,204
3/22	10,195	11,439	10,912
4/22	9,861	11,005	10,529
5/22	9,958	11,075	10,646
6/22	9,791	10,902	10,475
7/22	10,087	11,168	10,812
8/22	9,751	10,853	10,442
9/22	9,253	10,384	9,915
10/22	9,120	10,249	9,774
11/22	9,488	10,626	10,172
12/22	9,426	10,578	10,127
1/23	9,733	10,904	10,461
2/23	9,464	10,622	10,185
3/23	9,668	10,891	10,383
4/23	9,718	10,957	10,437
5/23	9,621	10,838	10,360
6/23	9,568	10,799	10,316
7/23	9,545	10,792	10,308
8/23	9,458	10,723	10,224
9/23	9,155	10,451	9,898
10/23	8,969	10,286	9,693
11/23	9,447	10,751	10,199
12/23	9,844	11,163	10,638
1/24	9,800	11,132	10,589
2/24	9,634	10,975	10,417
3/24	9,722	11,076	10,527
4/24	9,424	10,797	10,209
5/24	9,612	10,980	10,413
6/24	9,722	11,084	10,534
7/24	9,978	11,342	10,812
8/24	10,146	11,505	10,987
9/24	10,256	11,660	11,117
10/24	9,925	11,370	10,802
11/24	10,063	11,491	10,946
12/24	9,888	11,303	10,766
1/25	9,929	11,362	10,821
2/25	10,168	11,612	11,097
3/25	10,174	11,617	11,095
4/25	10,215	11,663	11,127
5/25	10,099	11,579	11,025
6/25	10,276	11,757	11,221
7/25	10,228	11,726	11,176
8/25	10,411	11,866	11,355
9/25	10,510	11,996	11,494
10/25	10,586	12,071	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.67%	-0.64%	0.80%
Class A Shares Including Sales Charge	4.32%	-1.09%	0.57%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 624,494,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 3,093,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$624,494 Total Number of Portfolio Holdings319 Portfolio Turnover Rate 268.0% Total Advisory Fees Paid (amount in thousands)$3,093
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000113845
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Class J
Trading Symbol	PMRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $10,775	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,963	9,974	9,986
12/15	9,941	9,941	9,983
1/16	10,086	10,078	10,113
2/16	10,123	10,150	10,151
3/16	10,143	10,243	10,181
4/16	10,173	10,282	10,197
5/16	10,147	10,285	10,211
6/16	10,271	10,469	10,294
7/16	10,266	10,536	10,315
8/16	10,241	10,524	10,327
9/16	10,303	10,517	10,355
10/16	10,272	10,437	10,328
11/16	10,096	10,190	10,151
12/16	10,074	10,205	10,150
1/17	10,076	10,225	10,147
2/17	10,115	10,293	10,195
3/17	10,103	10,288	10,198
4/17	10,162	10,367	10,265
5/17	10,214	10,447	10,329
6/17	10,168	10,437	10,287
7/17	10,217	10,481	10,334
8/17	10,275	10,575	10,409
9/17	10,240	10,525	10,386
10/17	10,220	10,531	10,383
11/17	10,192	10,518	10,368
12/17	10,205	10,566	10,402
1/18	10,090	10,444	10,280
2/18	10,031	10,345	10,212
3/18	10,074	10,412	10,278
4/18	10,047	10,334	10,226
5/18	10,110	10,408	10,297
6/18	10,104	10,395	10,302
7/18	10,086	10,398	10,291
8/18	10,139	10,464	10,354
9/18	10,077	10,397	10,290
10/18	10,017	10,315	10,225
11/18	10,100	10,377	10,317
12/18	10,262	10,567	10,505
1/19	10,335	10,679	10,588
2/19	10,335	10,673	10,578
3/19	10,468	10,878	10,732
4/19	10,449	10,881	10,726
5/19	10,595	11,074	10,865
6/19	10,687	11,213	10,943
7/19	10,719	11,238	10,987
8/19	10,833	11,529	11,085
9/19	10,821	11,468	11,093
10/19	10,863	11,502	11,132
11/19	10,865	11,496	11,141
12/19	10,887	11,488	11,172
1/20	10,972	11,709	11,250
2/20	11,075	11,920	11,367
3/20	10,941	11,850	11,487
4/20	11,065	12,061	11,560
5/20	11,105	12,117	11,574
6/20	11,111	12,193	11,563
7/20	11,139	12,375	11,584
8/20	11,154	12,275	11,588
9/20	11,159	12,269	11,576
10/20	11,166	12,214	11,571
11/20	11,119	12,334	11,580
12/20	11,156	12,351	11,604
1/21	11,178	12,262	11,613
2/21	11,114	12,085	11,536
3/21	11,069	11,934	11,477
4/21	11,111	12,028	11,540
5/21	11,076	12,068	11,520
6/21	11,073	12,152	11,515
7/21	11,123	12,288	11,587
8/21	11,089	12,265	11,568
9/21	11,056	12,159	11,526
10/21	11,002	12,155	11,504
11/21	10,971	12,191	11,494
12/21	10,941	12,160	11,483
1/22	10,781	11,898	11,313
2/22	10,705	11,765	11,204
3/22	10,408	11,439	10,912
4/22	10,058	11,005	10,529
5/22	10,156	11,075	10,646
6/22	9,996	10,902	10,475
7/22	10,297	11,168	10,812
8/22	9,955	10,853	10,442
9/22	9,448	10,384	9,915
10/22	9,301	10,249	9,774
11/22	9,686	10,626	10,172
12/22	9,611	10,578	10,127
1/23	9,934	10,904	10,461
2/23	9,649	10,622	10,185
3/23	9,856	10,891	10,383
4/23	9,907	10,957	10,437
5/23	9,819	10,838	10,360
6/23	9,765	10,799	10,316
7/23	9,741	10,792	10,308
8/23	9,651	10,723	10,224
9/23	9,331	10,451	9,898
10/23	9,142	10,286	9,693
11/23	9,627	10,751	10,199
12/23	10,041	11,163	10,638
1/24	9,985	11,132	10,589
2/24	9,828	10,975	10,417
3/24	9,905	11,076	10,527
4/24	9,602	10,797	10,209
5/24	9,794	10,980	10,413
6/24	9,916	11,084	10,534
7/24	10,177	11,342	10,812
8/24	10,347	11,505	10,987
9/24	10,459	11,660	11,117
10/24	10,122	11,370	10,802
11/24	10,250	11,491	10,946
12/24	10,073	11,303	10,766
1/25	10,113	11,362	10,821
2/25	10,356	11,612	11,097
3/25	10,361	11,617	11,095
4/25	10,414	11,663	11,127
5/25	10,283	11,579	11,025
6/25	10,474	11,757	11,221
7/25	10,425	11,726	11,176
8/25	10,599	11,866	11,355
9/25	10,699	11,996	11,494
10/25	10,775	12,071	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.45%	-0.71%	0.75%
Class J Shares Including Sales Charge	5.45%	-0.71%	0.75%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 624,494,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 3,093,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$624,494 Total Number of Portfolio Holdings319 Portfolio Turnover Rate 268.0% Total Advisory Fees Paid (amount in thousands)$3,093
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038763
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	Institutional
Trading Symbol	PMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $11,120	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,966	9,974	9,986
12/15	9,946	9,941	9,983
1/16	10,094	10,078	10,113
2/16	10,133	10,150	10,151
3/16	10,155	10,243	10,181
4/16	10,188	10,282	10,197
5/16	10,164	10,285	10,211
6/16	10,291	10,469	10,294
7/16	10,289	10,536	10,315
8/16	10,266	10,524	10,327
9/16	10,331	10,517	10,355
10/16	10,303	10,437	10,328
11/16	10,128	10,190	10,151
12/16	10,109	10,205	10,150
1/17	10,113	10,225	10,147
2/17	10,154	10,293	10,195
3/17	10,144	10,288	10,198
4/17	10,206	10,367	10,265
5/17	10,261	10,447	10,329
6/17	10,218	10,437	10,287
7/17	10,268	10,481	10,334
8/17	10,330	10,575	10,409
9/17	10,297	10,525	10,386
10/17	10,278	10,531	10,383
11/17	10,253	10,518	10,368
12/17	10,269	10,566	10,402
1/18	10,155	10,444	10,280
2/18	10,098	10,345	10,212
3/18	10,145	10,412	10,278
4/18	10,119	10,334	10,226
5/18	10,185	10,408	10,297
6/18	10,181	10,395	10,302
7/18	10,166	10,398	10,291
8/18	10,223	10,464	10,354
9/18	10,163	10,397	10,290
10/18	10,107	10,315	10,225
11/18	10,194	10,377	10,317
12/18	10,361	10,567	10,505
1/19	10,437	10,679	10,588
2/19	10,439	10,673	10,578
3/19	10,578	10,878	10,732
4/19	10,561	10,881	10,726
5/19	10,713	11,074	10,865
6/19	10,808	11,213	10,943
7/19	10,844	11,238	10,987
8/19	10,963	11,529	11,085
9/19	10,954	11,468	11,093
10/19	11,000	11,502	11,132
11/19	11,004	11,496	11,141
12/19	11,030	11,488	11,172
1/20	11,119	11,709	11,250
2/20	11,227	11,920	11,367
3/20	11,093	11,850	11,487
4/20	11,222	12,061	11,560
5/20	11,265	12,117	11,574
6/20	11,274	12,193	11,563
7/20	11,305	12,375	11,584
8/20	11,323	12,275	11,588
9/20	11,330	12,269	11,576
10/20	11,339	12,214	11,571
11/20	11,294	12,334	11,580
12/20	11,334	12,351	11,604
1/21	11,359	12,262	11,613
2/21	11,297	12,085	11,536
3/21	11,254	11,934	11,477
4/21	11,299	12,028	11,540
5/21	11,267	12,068	11,520
6/21	11,266	12,152	11,515
7/21	11,320	12,288	11,587
8/21	11,289	12,265	11,568
9/21	11,258	12,159	11,526
10/21	11,204	12,155	11,504
11/21	11,176	12,191	11,494
12/21	11,148	12,160	11,483
1/22	10,987	11,898	11,313
2/22	10,913	11,765	11,204
3/22	10,612	11,439	10,912
4/22	10,257	11,005	10,529
5/22	10,370	11,075	10,646
6/22	10,199	10,902	10,475
7/22	10,509	11,168	10,812
8/22	10,162	10,853	10,442
9/22	9,647	10,384	9,915
10/22	9,499	10,249	9,774
11/22	9,896	10,626	10,172
12/22	9,824	10,578	10,127
1/23	10,156	10,904	10,461
2/23	9,878	10,622	10,185
3/23	10,093	10,891	10,383
4/23	10,138	10,957	10,437
5/23	10,050	10,838	10,360
6/23	9,998	10,799	10,316
7/23	9,977	10,792	10,308
8/23	9,889	10,723	10,224
9/23	9,564	10,451	9,898
10/23	9,384	10,286	9,693
11/23	9,874	10,751	10,199
12/23	10,302	11,163	10,638
1/24	10,259	11,132	10,589
2/24	10,088	10,975	10,417
3/24	10,181	11,076	10,527
4/24	9,873	10,797	10,209
5/24	10,061	10,980	10,413
6/24	10,189	11,084	10,534
7/24	10,459	11,342	10,812
8/24	10,638	11,505	10,987
9/24	10,755	11,660	11,117
10/24	10,410	11,370	10,802
11/24	10,545	11,491	10,946
12/24	10,365	11,303	10,766
1/25	10,421	11,362	10,821
2/25	10,663	11,612	11,097
3/25	10,671	11,617	11,095
4/25	10,728	11,663	11,127
5/25	10,609	11,579	11,025
6/25	10,797	11,757	11,221
7/25	10,749	11,726	11,176
8/25	10,931	11,866	11,355
9/25	11,037	11,996	11,494
10/25	11,120	12,071	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.82%	-0.39%	1.07%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 624,494,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 3,093,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$624,494 Total Number of Portfolio Holdings319 Portfolio Turnover Rate 268.0% Total Advisory Fees Paid (amount in thousands)$3,093
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000113842
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	R-3
Trading Symbol	PRCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $10,638	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,971	9,974	9,986
12/15	9,938	9,941	9,983
1/16	10,091	10,078	10,113
2/16	10,118	10,150	10,151
3/16	10,146	10,243	10,181
4/16	10,165	10,282	10,197
5/16	10,147	10,285	10,211
6/16	10,270	10,469	10,294
7/16	10,263	10,536	10,315
8/16	10,237	10,524	10,327
9/16	10,288	10,517	10,355
10/16	10,266	10,437	10,328
11/16	10,088	10,190	10,151
12/16	10,065	10,205	10,150
1/17	10,066	10,225	10,147
2/17	10,103	10,293	10,195
3/17	10,089	10,288	10,198
4/17	10,147	10,367	10,265
5/17	10,197	10,447	10,329
6/17	10,150	10,437	10,287
7/17	10,188	10,481	10,334
8/17	10,254	10,575	10,409
9/17	10,217	10,525	10,386
10/17	10,195	10,531	10,383
11/17	10,166	10,518	10,368
12/17	10,178	10,566	10,402
1/18	10,062	10,444	10,280
2/18	10,002	10,345	10,212
3/18	10,035	10,412	10,278
4/18	10,006	10,334	10,226
5/18	10,067	10,408	10,297
6/18	10,069	10,395	10,302
7/18	10,041	10,398	10,291
8/18	10,103	10,464	10,354
9/18	10,030	10,397	10,290
10/18	9,971	10,315	10,225
11/18	10,053	10,377	10,317
12/18	10,223	10,567	10,505
1/19	10,295	10,679	10,588
2/19	10,284	10,673	10,578
3/19	10,426	10,878	10,732
4/19	10,406	10,881	10,726
5/19	10,551	11,074	10,865
6/19	10,641	11,213	10,943
7/19	10,662	11,238	10,987
8/19	10,785	11,529	11,085
9/19	10,773	11,468	11,093
10/19	10,813	11,502	11,132
11/19	10,814	11,496	11,141
12/19	10,824	11,488	11,172
1/20	10,908	11,709	11,250
2/20	11,020	11,920	11,367
3/20	10,884	11,850	11,487
4/20	11,007	12,061	11,560
5/20	11,045	12,117	11,574
6/20	11,049	12,193	11,563
7/20	11,076	12,375	11,584
8/20	11,079	12,275	11,588
9/20	11,082	12,269	11,576
10/20	11,097	12,214	11,571
11/20	11,048	12,334	11,580
12/20	11,082	12,351	11,604
1/21	11,103	12,262	11,613
2/21	11,039	12,085	11,536
3/21	10,993	11,934	11,477
4/21	11,032	12,028	11,540
5/21	10,996	12,068	11,520
6/21	10,981	12,152	11,515
7/21	11,040	12,288	11,587
8/21	11,006	12,265	11,568
9/21	10,970	12,159	11,526
10/21	10,904	12,155	11,504
11/21	10,883	12,191	11,494
12/21	10,851	12,160	11,483
1/22	10,691	11,898	11,313
2/22	10,604	11,765	11,204
3/22	10,308	11,439	10,912
4/22	9,969	11,005	10,529
5/22	10,065	11,075	10,646
6/22	9,906	10,902	10,475
7/22	10,203	11,168	10,812
8/22	9,852	10,853	10,442
9/22	9,348	10,384	9,915
10/22	9,213	10,249	9,774
11/22	9,583	10,626	10,172
12/22	9,519	10,578	10,127
1/23	9,838	10,904	10,461
2/23	9,555	10,622	10,185
3/23	9,759	10,891	10,383
4/23	9,809	10,957	10,437
5/23	9,710	10,838	10,360
6/23	9,667	10,799	10,316
7/23	9,643	10,792	10,308
8/23	9,543	10,723	10,224
9/23	9,237	10,451	9,898
10/23	9,049	10,286	9,693
11/23	9,529	10,751	10,199
12/23	9,938	11,163	10,638
1/24	9,882	11,132	10,589
2/24	9,713	10,975	10,417
3/24	9,800	11,076	10,527
4/24	9,499	10,797	10,209
5/24	9,688	10,980	10,413
6/24	9,796	11,084	10,534
7/24	10,063	11,342	10,812
8/24	10,219	11,505	10,987
9/24	10,340	11,660	11,117
10/24	10,004	11,370	10,802
11/24	10,130	11,491	10,946
12/24	9,954	11,303	10,766
1/25	9,993	11,362	10,821
2/25	10,232	11,612	11,097
3/25	10,236	11,617	11,095
4/25	10,276	11,663	11,127
5/25	10,158	11,579	11,025
6/25	10,345	11,757	11,221
7/25	10,284	11,726	11,176
8/25	10,466	11,866	11,355
9/25	10,564	11,996	11,494
10/25	10,638	12,071	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	6.34%	-0.84%	0.62%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 624,494,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 3,093,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$624,494 Total Number of Portfolio Holdings319 Portfolio Turnover Rate 268.0% Total Advisory Fees Paid (amount in thousands)$3,093
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000113844
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Fund
Class Name	R-5
Trading Symbol	PMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage Real Estate Investment Trusts. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis Bloomberg US MBS Index spreads moved from 49 basis points (bps) to 28bps. Current coupon spreads to the average of U.S. Treasurys with 5 and 10 year maturities performed similarly moving from 154bps to 124bps year over year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-index allocation to the agency collateralized mortgage-backed securities sector was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated treasuries increased). The Fund held underweight positions in conventional lower coupons (2% to 3%) which detracted from performance for the 12 months ending October 31, 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $10,973	Bloomberg US Aggregate Index $12,071	Bloomberg US Agency Fixed Rate MBS Index $11,593
10/15	10,000	10,000	10,000
11/15	9,965	9,974	9,986
12/15	9,944	9,941	9,983
1/16	10,099	10,078	10,113
2/16	10,128	10,150	10,151
3/16	10,158	10,243	10,181
4/16	10,180	10,282	10,197
5/16	10,155	10,285	10,211
6/16	10,281	10,469	10,294
7/16	10,287	10,536	10,315
8/16	10,263	10,524	10,327
9/16	10,317	10,517	10,355
10/16	10,288	10,437	10,328
11/16	10,122	10,190	10,151
12/16	10,092	10,205	10,150
1/17	10,095	10,225	10,147
2/17	10,135	10,293	10,195
3/17	10,134	10,288	10,198
4/17	10,194	10,367	10,265
5/17	10,237	10,447	10,329
6/17	10,193	10,437	10,287
7/17	10,243	10,481	10,334
8/17	10,303	10,575	10,409
9/17	10,268	10,525	10,386
10/17	10,259	10,531	10,383
11/17	10,232	10,518	10,368
12/17	10,247	10,566	10,402
1/18	10,122	10,444	10,280
2/18	10,065	10,345	10,212
3/18	10,110	10,412	10,278
4/18	10,084	10,334	10,226
5/18	10,148	10,408	10,297
6/18	10,143	10,395	10,302
7/18	10,126	10,398	10,291
8/18	10,192	10,464	10,354
9/18	10,121	10,397	10,290
10/18	10,064	10,315	10,225
11/18	10,149	10,377	10,317
12/18	10,314	10,567	10,505
1/19	10,399	10,679	10,588
2/19	10,390	10,673	10,578
3/19	10,526	10,878	10,732
4/19	10,519	10,881	10,726
5/19	10,658	11,074	10,865
6/19	10,752	11,213	10,943
7/19	10,786	11,238	10,987
8/19	10,914	11,529	11,085
9/19	10,903	11,468	11,093
10/19	10,937	11,502	11,132
11/19	10,951	11,496	11,141
12/19	10,964	11,488	11,172
1/20	11,052	11,709	11,250
2/20	11,168	11,920	11,367
3/20	11,033	11,850	11,487
4/20	11,160	12,061	11,560
5/20	11,202	12,117	11,574
6/20	11,209	12,193	11,563
7/20	11,239	12,375	11,584
8/20	11,245	12,275	11,588
9/20	11,251	12,269	11,576
10/20	11,258	12,214	11,571
11/20	11,222	12,334	11,580
12/20	11,250	12,351	11,604
1/21	11,284	12,262	11,613
2/21	11,221	12,085	11,536
3/21	11,177	11,934	11,477
4/21	11,221	12,028	11,540
5/21	11,187	12,068	11,520
6/21	11,174	12,152	11,515
7/21	11,227	12,288	11,587
8/21	11,205	12,265	11,568
9/21	11,162	12,159	11,526
10/21	11,108	12,155	11,504
11/21	11,078	12,191	11,494
12/21	11,060	12,160	11,483
1/22	10,899	11,898	11,313
2/22	10,813	11,765	11,204
3/22	10,514	11,439	10,912
4/22	10,172	11,005	10,529
5/22	10,272	11,075	10,646
6/22	10,102	10,902	10,475
7/22	10,407	11,168	10,812
8/22	10,063	10,853	10,442
9/22	9,552	10,384	9,915
10/22	9,405	10,249	9,774
11/22	9,796	10,626	10,172
12/22	9,734	10,578	10,127
1/23	10,051	10,904	10,461
2/23	9,775	10,622	10,185
3/23	9,986	10,891	10,383
4/23	10,040	10,957	10,437
5/23	9,941	10,838	10,360
6/23	9,889	10,799	10,316
7/23	9,866	10,792	10,308
8/23	9,778	10,723	10,224
9/23	9,468	10,451	9,898
10/23	9,277	10,286	9,693
11/23	9,771	10,751	10,199
12/23	10,181	11,163	10,638
1/24	10,138	11,132	10,589
2/24	9,968	10,975	10,417
3/24	10,059	11,076	10,527
4/24	9,753	10,797	10,209
5/24	9,949	10,980	10,413
6/24	10,063	11,084	10,534
7/24	10,328	11,342	10,812
8/24	10,503	11,505	10,987
9/24	10,617	11,660	11,117
10/24	10,276	11,370	10,802
11/24	10,419	11,491	10,946
12/24	10,241	11,303	10,766
1/25	10,284	11,362	10,821
2/25	10,532	11,612	11,097
3/25	10,539	11,617	11,095
4/25	10,583	11,663	11,127
5/25	10,464	11,579	11,025
6/25	10,647	11,757	11,221
7/25	10,599	11,726	11,176
8/25	10,789	11,866	11,355
9/25	10,893	11,996	11,494
10/25	10,973	12,071	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	6.78%	-0.51%	0.93%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Agency Fixed Rate MBS Index	7.32%	0.04%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 624,494,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 3,093,000
InvestmentCompanyPortfolioTurnover	268.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$624,494 Total Number of Portfolio Holdings319 Portfolio Turnover Rate 268.0% Total Advisory Fees Paid (amount in thousands)$3,093
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	91.25%
Bonds	16.86%
Investment Companies	1.86%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	98.76%
Asset Backed Securities	8.92%
Money Market Funds	1.86%
Government	0.43%
Other Assets and LiabilitiesFootnote Reference*	(9.97)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000196721
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Institutional
Trading Symbol	PGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
AssetsNet	$ 4,880,773,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,677,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,880,773 Total Number of Portfolio Holdings68 Total Advisory Fees Paid (amount in thousands)$5,677
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	59.62%
Repurchase Agreements	26.84%
Investment Companies	8.75%
U.S. Government & Government Agency Obligations	5.08%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	64.70%
Financial	26.84%
Money Market Funds	8.75%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

FV922ARI-0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000239771
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	R-6
Trading Symbol	PGWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 4,880,773,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,677,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,880,773 Total Number of Portfolio Holdings68 Total Advisory Fees Paid (amount in thousands)$5,677
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	59.62%
Repurchase Agreements	26.84%
Investment Companies	8.75%
U.S. Government & Government Agency Obligations	5.08%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	64.70%
Financial	26.84%
Money Market Funds	8.75%
Other Assets and Liabilities	(0.29)%
Total Net Assets	100.00%

FV922ARR6-0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038748
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Class A
Trading Symbol	CPHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $15,962	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	9,624	10,000	10,000
11/15	9,454	9,974	9,779
12/15	9,217	9,941	9,533
1/16	9,099	10,078	9,380
2/16	9,092	10,150	9,433
3/16	9,403	10,243	9,853
4/16	9,714	10,282	10,238
5/16	9,789	10,285	10,302
6/16	9,849	10,469	10,397
7/16	10,050	10,536	10,678
8/16	10,239	10,524	10,901
9/16	10,318	10,517	10,974
10/16	10,350	10,437	11,016
11/16	10,341	10,190	10,964
12/16	10,564	10,205	11,166
1/17	10,710	10,225	11,328
2/17	10,870	10,293	11,493
3/17	10,864	10,288	11,467
4/17	10,964	10,367	11,599
5/17	11,027	10,447	11,700
6/17	11,031	10,437	11,716
7/17	11,164	10,481	11,846
8/17	11,149	10,575	11,841
9/17	11,278	10,525	11,947
10/17	11,347	10,531	11,998
11/17	11,349	10,518	11,968
12/17	11,384	10,566	12,004
1/18	11,447	10,444	12,076
2/18	11,311	10,345	11,973
3/18	11,227	10,412	11,901
4/18	11,260	10,334	11,978
5/18	11,268	10,408	11,975
6/18	11,307	10,395	12,023
7/18	11,407	10,398	12,154
8/18	11,469	10,464	12,244
9/18	11,504	10,397	12,312
10/18	11,295	10,315	12,115
11/18	11,134	10,377	12,011
12/18	10,838	10,567	11,754
1/19	11,310	10,679	12,285
2/19	11,490	10,673	12,489
3/19	11,594	10,878	12,607
4/19	11,778	10,881	12,786
5/19	11,657	11,074	12,634
6/19	11,904	11,213	12,922
7/19	11,976	11,238	12,995
8/19	12,016	11,529	13,047
9/19	12,013	11,468	13,094
10/19	12,014	11,502	13,130
11/19	12,066	11,496	13,173
12/19	12,280	11,488	13,437
1/20	12,247	11,709	13,440
2/20	12,056	11,920	13,251
3/20	10,806	11,850	11,732
4/20	11,235	12,061	12,264
5/20	11,702	12,117	12,799
6/20	11,749	12,193	12,921
7/20	12,308	12,375	13,523
8/20	12,424	12,275	13,653
9/20	12,316	12,269	13,513
10/20	12,421	12,214	13,580
11/20	12,825	12,334	14,118
12/20	13,026	12,351	14,384
1/21	13,056	12,262	14,431
2/21	13,121	12,085	14,484
3/21	13,174	11,934	14,507
4/21	13,320	12,028	14,664
5/21	13,369	12,068	14,707
6/21	13,549	12,152	14,903
7/21	13,586	12,288	14,959
8/21	13,640	12,265	15,037
9/21	13,656	12,159	15,036
10/21	13,619	12,155	15,009
11/21	13,503	12,191	14,862
12/21	13,729	12,160	15,140
1/22	13,440	11,898	14,727
2/22	13,355	11,765	14,576
3/22	13,257	11,439	14,410
4/22	12,874	11,005	13,899
5/22	12,831	11,075	13,931
6/22	12,044	10,902	12,992
7/22	12,695	11,168	13,759
8/22	12,444	10,853	13,442
9/22	11,946	10,384	12,909
10/22	12,297	10,249	13,244
11/22	12,628	10,626	13,531
12/22	12,555	10,578	13,447
1/23	12,987	10,904	13,959
2/23	12,804	10,622	13,781
3/23	13,010	10,891	13,927
4/23	13,127	10,957	14,067
5/23	12,990	10,838	13,938
6/23	13,178	10,799	14,171
7/23	13,339	10,792	14,367
8/23	13,385	10,723	14,409
9/23	13,208	10,451	14,237
10/23	13,073	10,286	14,069
11/23	13,618	10,751	14,707
12/23	14,108	11,163	15,255
1/24	14,136	11,132	15,254
2/24	14,162	10,975	15,299
3/24	14,321	11,076	15,480
4/24	14,224	10,797	15,334
5/24	14,369	10,980	15,503
6/24	14,504	11,084	15,649
7/24	14,735	11,342	15,954
8/24	14,949	11,505	16,214
9/24	15,129	11,660	16,476
10/24	15,053	11,370	16,387
11/24	15,200	11,491	16,576
12/24	15,105	11,303	16,505
1/25	15,324	11,362	16,731
2/25	15,398	11,612	16,843
3/25	15,183	11,617	16,671
4/25	15,175	11,663	16,667
5/25	15,420	11,579	16,947
6/25	15,680	11,757	17,259
7/25	15,719	11,726	17,337
8/25	15,878	11,866	17,553
9/25	15,960	11,996	17,696
10/25	15,962	12,071	17,724

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.04%	5.14%	5.19%
Class A Shares Including Sales Charge	2.00%	4.35%	4.79%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,659,394,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 31,071,000
InvestmentCompanyPortfolioTurnover	40.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,659,394 Total Number of Portfolio Holdings459 Portfolio Turnover Rate 40.3% Total Advisory Fees Paid (amount in thousands)$31,071
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038750
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Class C
Trading Symbol	CCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $15,617	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,806	9,974	9,779
12/15	9,556	9,941	9,533
1/16	9,430	10,078	9,380
2/16	9,418	10,150	9,433
3/16	9,745	10,243	9,853
4/16	10,044	10,282	10,238
5/16	10,128	10,285	10,302
6/16	10,183	10,469	10,397
7/16	10,382	10,536	10,678
8/16	10,569	10,524	10,901
9/16	10,642	10,517	10,974
10/16	10,668	10,437	11,016
11/16	10,652	10,190	10,964
12/16	10,873	10,205	11,166
1/17	11,031	10,225	11,328
2/17	11,187	10,293	11,493
3/17	11,158	10,288	11,467
4/17	11,255	10,367	11,599
5/17	11,326	10,447	11,700
6/17	11,324	10,437	11,716
7/17	11,437	10,481	11,846
8/17	11,430	10,575	11,841
9/17	11,539	10,525	11,947
10/17	11,617	10,531	11,998
11/17	11,612	10,518	11,968
12/17	11,625	10,566	12,004
1/18	11,682	10,444	12,076
2/18	11,553	10,345	11,973
3/18	11,446	10,412	11,901
4/18	11,489	10,334	11,978
5/18	11,489	10,408	11,975
6/18	11,505	10,395	12,023
7/18	11,599	10,398	12,154
8/18	11,670	10,464	12,244
9/18	11,683	10,397	12,312
10/18	11,483	10,315	12,115
11/18	11,313	10,377	12,011
12/18	10,994	10,567	11,754
1/19	11,477	10,679	12,285
2/19	11,650	10,673	12,489
3/19	11,748	10,878	12,607
4/19	11,925	10,881	12,786
5/19	11,795	11,074	12,634
6/19	12,035	11,213	12,922
7/19	12,100	11,238	12,995
8/19	12,132	11,529	13,047
9/19	12,123	11,468	13,094
10/19	12,116	11,502	13,130
11/19	12,161	11,496	13,173
12/19	12,383	11,488	13,437
1/20	12,326	11,709	13,440
2/20	12,128	11,920	13,251
3/20	10,878	11,850	11,732
4/20	11,281	12,061	12,264
5/20	11,755	12,117	12,799
6/20	11,794	12,193	12,921
7/20	12,358	12,375	13,523
8/20	12,466	12,275	13,653
9/20	12,351	12,269	13,513
10/20	12,448	12,214	13,580
11/20	12,840	12,334	14,118
12/20	13,030	12,351	14,384
1/21	13,052	12,262	14,431
2/21	13,108	12,085	14,484
3/21	13,152	11,934	14,507
4/21	13,287	12,028	14,664
5/21	13,327	12,068	14,707
6/21	13,495	12,152	14,903
7/21	13,523	12,288	14,959
8/21	13,567	12,265	15,037
9/21	13,576	12,159	15,036
10/21	13,552	12,155	15,009
11/21	13,412	12,191	14,862
12/21	13,642	12,160	15,140
1/22	13,332	11,898	14,727
2/22	13,241	11,765	14,576
3/22	13,137	11,439	14,410
4/22	12,735	11,005	13,899
5/22	12,703	11,075	13,931
6/22	11,907	10,902	12,992
7/22	12,534	11,168	13,759
8/22	12,281	10,853	13,442
9/22	11,787	10,384	12,909
10/22	12,140	10,249	13,244
11/22	12,436	10,626	13,531
12/22	12,355	10,578	13,447
1/23	12,785	10,904	13,959
2/23	12,600	10,622	13,781
3/23	12,791	10,891	13,927
4/23	12,896	10,957	14,067
5/23	12,755	10,838	13,938
6/23	12,927	10,799	14,171
7/23	13,076	10,792	14,367
8/23	13,110	10,723	14,409
9/23	12,930	10,451	14,237
10/23	12,791	10,286	14,069
11/23	13,324	10,751	14,707
12/23	13,804	11,163	15,255
1/24	13,831	11,132	15,254
2/24	13,856	10,975	15,299
3/24	14,012	11,076	15,480
4/24	13,916	10,797	15,334
5/24	14,059	10,980	15,503
6/24	14,191	11,084	15,649
7/24	14,417	11,342	15,954
8/24	14,626	11,505	16,214
9/24	14,802	11,660	16,476
10/24	14,728	11,370	16,387
11/24	14,872	11,491	16,576
12/24	14,778	11,303	16,505
1/25	14,993	11,362	16,731
2/25	15,066	11,612	16,843
3/25	14,855	11,617	16,671
4/25	14,848	11,663	16,667
5/25	15,087	11,579	16,947
6/25	15,341	11,757	17,259
7/25	15,379	11,726	17,337
8/25	15,535	11,866	17,553
9/25	15,615	11,996	17,696
10/25	15,617	12,071	17,724

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.26%	4.32%	4.56%
Class C Shares Including Sales Charge	4.27%	4.32%	4.56%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,659,394,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 31,071,000
InvestmentCompanyPortfolioTurnover	40.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,659,394 Total Number of Portfolio Holdings459 Portfolio Turnover Rate 40.3% Total Advisory Fees Paid (amount in thousands)$31,071
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038751
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Institutional
Trading Symbol	PHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $17,098	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,825	9,974	9,779
12/15	9,566	9,941	9,533
1/16	9,460	10,078	9,380
2/16	9,441	10,150	9,433
3/16	9,783	10,243	9,853
4/16	10,097	10,282	10,238
5/16	10,193	10,285	10,302
6/16	10,243	10,469	10,397
7/16	10,470	10,536	10,678
8/16	10,656	10,524	10,901
9/16	10,740	10,517	10,974
10/16	10,776	10,437	11,016
11/16	10,784	10,190	10,964
12/16	11,006	10,205	11,166
1/17	11,177	10,225	11,328
2/17	11,333	10,293	11,493
3/17	11,329	10,288	11,467
4/17	11,437	10,367	11,599
5/17	11,521	10,447	11,700
6/17	11,514	10,437	11,716
7/17	11,656	10,481	11,846
8/17	11,643	10,575	11,841
9/17	11,782	10,525	11,947
10/17	11,857	10,531	11,998
11/17	11,862	10,518	11,968
12/17	11,903	10,566	12,004
1/18	11,973	10,444	12,076
2/18	11,832	10,345	11,973
3/18	11,747	10,412	11,901
4/18	11,785	10,334	11,978
5/18	11,796	10,408	11,975
6/18	11,839	10,395	12,023
7/18	11,948	10,398	12,154
8/18	12,017	10,464	12,244
9/18	12,056	10,397	12,312
10/18	11,839	10,315	12,115
11/18	11,689	10,377	12,011
12/18	11,363	10,567	11,754
1/19	11,865	10,679	12,285
2/19	12,057	10,673	12,489
3/19	12,171	10,878	12,607
4/19	12,352	10,881	12,786
5/19	12,244	11,074	12,634
6/19	12,508	11,213	12,922
7/19	12,588	11,238	12,995
8/19	12,634	11,529	13,047
9/19	12,635	11,468	13,094
10/19	12,640	11,502	13,130
11/19	12,699	11,496	13,173
12/19	12,930	11,488	13,437
1/20	12,898	11,709	13,440
2/20	12,681	11,920	13,251
3/20	11,376	11,850	11,732
4/20	11,835	12,061	12,264
5/20	12,333	12,117	12,799
6/20	12,386	12,193	12,921
7/20	12,983	12,375	13,523
8/20	13,110	12,275	13,653
9/20	12,997	12,269	13,513
10/20	13,112	12,214	13,580
11/20	13,543	12,334	14,118
12/20	13,760	12,351	14,384
1/21	13,777	12,262	14,431
2/21	13,868	12,085	14,484
3/21	13,909	11,934	14,507
4/21	14,068	12,028	14,664
5/21	14,124	12,068	14,707
6/21	14,319	12,152	14,903
7/21	14,363	12,288	14,959
8/21	14,424	12,265	15,037
9/21	14,445	12,159	15,036
10/21	14,429	12,155	15,009
11/21	14,289	12,191	14,862
12/21	14,534	12,160	15,140
1/22	14,229	11,898	14,727
2/22	14,142	11,765	14,576
3/22	14,041	11,439	14,410
4/22	13,635	11,005	13,899
5/22	13,613	11,075	13,931
6/22	12,775	10,902	12,992
7/22	13,454	11,168	13,759
8/22	13,190	10,853	13,442
9/22	12,680	10,384	12,909
10/22	13,058	10,249	13,244
11/22	13,396	10,626	13,531
12/22	13,321	10,578	13,447
1/23	13,787	10,904	13,959
2/23	13,616	10,622	13,781
3/23	13,819	10,891	13,927
4/23	13,969	10,957	14,067
5/23	13,827	10,838	13,938
6/23	14,011	10,799	14,171
7/23	14,210	10,792	14,367
8/23	14,241	10,723	14,409
9/23	14,055	10,451	14,237
10/23	13,914	10,286	14,069
11/23	14,503	10,751	14,707
12/23	15,035	11,163	15,255
1/24	15,068	11,132	15,254
2/24	15,078	10,975	15,299
3/24	15,275	11,076	15,480
4/24	15,174	10,797	15,334
5/24	15,335	10,980	15,503
6/24	15,484	11,084	15,649
7/24	15,713	11,342	15,954
8/24	15,948	11,505	16,214
9/24	16,144	11,660	16,476
10/24	16,067	11,370	16,387
11/24	16,229	11,491	16,576
12/24	16,131	11,303	16,505
1/25	16,371	11,362	16,731
2/25	16,456	11,612	16,843
3/25	16,227	11,617	16,671
4/25	16,223	11,663	16,667
5/25	16,491	11,579	16,947
6/25	16,776	11,757	17,259
7/25	16,822	11,726	17,337
8/25	16,999	11,866	17,553
9/25	17,091	11,996	17,696
10/25	17,098	12,071	17,724

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.41%	5.45%	5.51%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,659,394,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 31,071,000
InvestmentCompanyPortfolioTurnover	40.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,659,394 Total Number of Portfolio Holdings459 Portfolio Turnover Rate 40.3% Total Advisory Fees Paid (amount in thousands)$31,071
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175488
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	R-6
Trading Symbol	PHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income. Under normal circumstances, the Fund invests at least 80% of its net assets in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. During the year ending October 31, 2025, the Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The underperformance was primarily driven by negative security selection, particularly overweight positions in issuers within the chemicals and packaging sectors such as Vibrantz Technologies Inc, LABL Inc, and Tronox Inc. Fund performance was further pressured by sector allocation, as an underweight allocation to the communications sector and an overweight allocation to the basic industry sector detracted from returns. These effects were partially offset by positive contributions from zero exposure to underperforming issuers such as New Fortress Energy Inc, Saks Global Enterprises LLC, and Sunnova Energy Corp, as well as an overweight allocation to the consumer non-cyclical sector and an underweight allocation to the capital goods sector. From a quality perspective, negative security selection among CCC-rated and B-rated issuers detracted from performance, though positive security selection within BB-rated issuers provided a modest offset. Cash had a negative impact on performance during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $17,182	Bloomberg US Aggregate Index $12,071	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,724
10/15	10,000	10,000	10,000
11/15	9,824	9,974	9,779
12/15	9,577	9,941	9,533
1/16	9,455	10,078	9,380
2/16	9,448	10,150	9,433
3/16	9,770	10,243	9,853
4/16	10,094	10,282	10,238
5/16	10,172	10,285	10,302
6/16	10,234	10,469	10,397
7/16	10,443	10,536	10,678
8/16	10,640	10,524	10,901
9/16	10,721	10,517	10,974
10/16	10,755	10,437	11,016
11/16	10,761	10,190	10,964
12/16	10,982	10,205	11,166
1/17	11,152	10,225	11,328
2/17	11,307	10,293	11,493
3/17	11,302	10,288	11,467
4/17	11,410	10,367	11,599
5/17	11,493	10,447	11,700
6/17	11,486	10,437	11,716
7/17	11,629	10,481	11,846
8/17	11,617	10,575	11,841
9/17	11,757	10,525	11,947
10/17	11,832	10,531	11,998
11/17	11,838	10,518	11,968
12/17	11,863	10,566	12,004
1/18	11,934	10,444	12,076
2/18	11,810	10,345	11,973
3/18	11,726	10,412	11,901
4/18	11,765	10,334	11,978
5/18	11,776	10,408	11,975
6/18	11,804	10,395	12,023
7/18	11,930	10,398	12,154
8/18	12,000	10,464	12,244
9/18	12,024	10,397	12,312
10/18	11,824	10,315	12,115
11/18	11,659	10,377	12,011
12/18	11,351	10,567	11,754
1/19	11,853	10,679	12,285
2/19	12,046	10,673	12,489
3/19	12,160	10,878	12,607
4/19	12,342	10,881	12,786
5/19	12,235	11,074	12,634
6/19	12,483	11,213	12,922
7/19	12,563	11,238	12,995
8/19	12,611	11,529	13,047
9/19	12,630	11,468	13,094
10/19	12,635	11,502	13,130
11/19	12,696	11,496	13,173
12/19	12,927	11,488	13,437
1/20	12,897	11,709	13,440
2/20	12,680	11,920	13,251
3/20	11,376	11,850	11,732
4/20	11,836	12,061	12,264
5/20	12,335	12,117	12,799
6/20	12,389	12,193	12,921
7/20	12,987	12,375	13,523
8/20	13,115	12,275	13,653
9/20	13,002	12,269	13,513
10/20	13,118	12,214	13,580
11/20	13,551	12,334	14,118
12/20	13,769	12,351	14,384
1/21	13,787	12,262	14,431
2/21	13,879	12,085	14,484
3/21	13,921	11,934	14,507
4/21	14,081	12,028	14,664
5/21	14,158	12,068	14,707
6/21	14,335	12,152	14,903
7/21	14,380	12,288	14,959
8/21	14,442	12,265	15,037
9/21	14,464	12,159	15,036
10/21	14,449	12,155	15,009
11/21	14,311	12,191	14,862
12/21	14,557	12,160	15,140
1/22	14,252	11,898	14,727
2/22	14,166	11,765	14,576
3/22	14,066	11,439	14,410
4/22	13,660	11,005	13,899
5/22	13,639	11,075	13,931
6/22	12,800	10,902	12,992
7/22	13,482	11,168	13,759
8/22	13,218	10,853	13,442
9/22	12,708	10,384	12,909
10/22	13,088	10,249	13,244
11/22	13,428	10,626	13,531
12/22	13,354	10,578	13,447
1/23	13,822	10,904	13,959
2/23	13,651	10,622	13,781
3/23	13,856	10,891	13,927
4/23	14,007	10,957	14,067
5/23	13,866	10,838	13,938
6/23	14,051	10,799	14,171
7/23	14,252	10,792	14,367
8/23	14,284	10,723	14,409
9/23	14,098	10,451	14,237
10/23	13,958	10,286	14,069
11/23	14,550	10,751	14,707
12/23	15,062	11,163	15,255
1/24	15,119	11,132	15,254
2/24	15,129	10,975	15,299
3/24	15,328	11,076	15,480
4/24	15,228	10,797	15,334
5/24	15,391	10,980	15,503
6/24	15,518	11,084	15,649
7/24	15,772	11,342	15,954
8/24	16,009	11,505	16,214
9/24	16,207	11,660	16,476
10/24	16,131	11,370	16,387
11/24	16,295	11,491	16,576
12/24	16,198	11,303	16,505
1/25	16,441	11,362	16,731
2/25	16,526	11,612	16,843
3/25	16,298	11,617	16,671
4/25	16,295	11,663	16,667
5/25	16,566	11,579	16,947
6/25	16,854	11,757	17,259
7/25	16,901	11,726	17,337
8/25	17,055	11,866	17,553
9/25	17,174	11,996	17,696
10/25	17,182	12,071	17,724

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.51%	5.54%	5.56%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%

Performance Inception Date	Apr. 08, 1998
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index”. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,659,394,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 31,071,000
InvestmentCompanyPortfolioTurnover	40.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,659,394 Total Number of Portfolio Holdings459 Portfolio Turnover Rate 40.3% Total Advisory Fees Paid (amount in thousands)$31,071
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.50%
Senior Floating Rate Interests	4.98%
Investment Companies	4.36%
U.S. Government & Government Agency Obligations	1.45%
Common Stocks	0.03%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Cyclical	16.99%
Consumer, Non-cyclical	16.40%
Financial	13.41%
Communications	12.02%
Industrial	10.95%
Energy	10.03%
Basic Materials	6.49%
Technology	4.07%
Utilities	3.97%
Money Market Funds	3.97%
Government	1.45%
Exchange-Traded Funds	0.39%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(0.32)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019085
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	Class J
Trading Symbol	PIPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $12,323	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,905	9,941	9,911
1/16	10,005	10,078	10,058
2/16	10,104	10,150	10,170
3/16	10,253	10,243	10,353
4/16	10,278	10,282	10,389
5/16	10,203	10,285	10,315
6/16	10,402	10,469	10,530
7/16	10,489	10,536	10,621
8/16	10,451	10,524	10,573
9/16	10,501	10,517	10,631
10/16	10,451	10,437	10,589
11/16	10,253	10,190	10,385
12/16	10,214	10,205	10,375
1/17	10,302	10,225	10,462
2/17	10,327	10,293	10,512
3/17	10,339	10,288	10,506
4/17	10,377	10,367	10,568
5/17	10,377	10,447	10,564
6/17	10,277	10,437	10,464
7/17	10,302	10,481	10,510
8/17	10,377	10,575	10,622
9/17	10,314	10,525	10,554
10/17	10,352	10,531	10,576
11/17	10,352	10,518	10,590
12/17	10,448	10,566	10,687
1/18	10,372	10,444	10,596
2/18	10,270	10,345	10,492
3/18	10,359	10,412	10,603
4/18	10,372	10,334	10,597
5/18	10,397	10,408	10,642
6/18	10,423	10,395	10,685
7/18	10,372	10,398	10,633
8/18	10,435	10,464	10,710
9/18	10,321	10,397	10,597
10/18	10,142	10,315	10,445
11/18	10,180	10,377	10,495
12/18	10,217	10,567	10,552
1/19	10,348	10,679	10,694
2/19	10,348	10,673	10,693
3/19	10,519	10,878	10,889
4/19	10,558	10,881	10,926
5/19	10,703	11,074	11,106
6/19	10,763	11,213	11,201
7/19	10,802	11,238	11,241
8/19	11,013	11,529	11,509
9/19	10,850	11,468	11,352
10/19	10,890	11,502	11,381
11/19	10,903	11,496	11,398
12/19	10,947	11,488	11,442
1/20	11,159	11,709	11,682
2/20	11,252	11,920	11,844
3/20	10,987	11,850	11,635
4/20	11,319	12,061	11,959
5/20	11,359	12,117	11,995
6/20	11,478	12,193	12,129
7/20	11,757	12,375	12,408
8/20	11,877	12,275	12,543
9/20	11,857	12,269	12,497
10/20	11,777	12,214	12,416
11/20	11,910	12,334	12,555
12/20	12,037	12,351	12,699
1/21	12,064	12,262	12,741
2/21	11,796	12,085	12,536
3/21	11,823	11,934	12,512
4/21	11,997	12,028	12,687
5/21	12,117	12,068	12,841
6/21	12,198	12,152	12,919
7/21	12,479	12,288	13,263
8/21	12,465	12,265	13,240
9/21	12,372	12,159	13,145
10/21	12,465	12,155	13,294
11/21	12,586	12,191	13,413
12/21	12,623	12,160	13,456
1/22	12,350	11,898	13,184
2/22	12,465	11,765	13,296
3/22	12,263	11,439	13,049
4/22	11,947	11,005	12,782
5/22	11,846	11,075	12,655
6/22	11,472	10,902	12,255
7/22	11,961	11,168	12,789
8/22	11,644	10,853	12,448
9/22	10,853	10,384	11,625
10/22	10,982	10,249	11,769
11/22	11,198	10,626	11,984
12/22	11,067	10,578	11,862
1/23	11,296	10,904	12,079
2/23	11,143	10,622	11,913
3/23	11,449	10,891	12,258
4/23	11,465	10,957	12,271
5/23	11,311	10,838	12,124
6/23	11,266	10,799	12,084
7/23	11,281	10,792	12,099
8/23	11,158	10,723	11,991
9/23	10,944	10,451	11,770
10/23	10,852	10,286	11,684
11/23	11,143	10,751	12,001
12/23	11,397	11,163	12,324
1/24	11,444	11,132	12,346
2/24	11,318	10,975	12,213
3/24	11,381	11,076	12,314
4/24	11,223	10,797	12,106
5/24	11,397	10,980	12,314
6/24	11,476	11,084	12,411
7/24	11,682	11,342	12,632
8/24	11,761	11,505	12,731
9/24	11,919	11,660	12,922
10/24	11,714	11,370	12,690
11/24	11,761	11,491	12,752
12/24	11,555	11,303	12,550
1/25	11,686	11,362	12,712
2/25	11,931	11,612	12,990
3/25	12,013	11,617	13,073
4/25	12,013	11,663	13,088
5/25	11,947	11,579	13,012
6/25	12,062	11,757	13,136
7/25	12,062	11,726	13,152
8/25	12,258	11,866	13,354
9/25	12,290	11,996	13,412
10/25	12,323	12,071	13,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.20%	0.91%	2.11%
Class J Shares Including Sales Charge	4.20%	0.91%	2.11%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,384,473,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 8,337,000
InvestmentCompanyPortfolioTurnover	155.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,384,473 Total Number of Portfolio Holdings263 Portfolio Turnover Rate 155.4% Total Advisory Fees Paid (amount in thousands)$8,337
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019086
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	Institutional
Trading Symbol	PIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $13,008	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,914	9,941	9,911
1/16	10,023	10,078	10,058
2/16	10,119	10,150	10,170
3/16	10,276	10,243	10,353
4/16	10,313	10,282	10,389
5/16	10,240	10,285	10,315
6/16	10,445	10,469	10,530
7/16	10,542	10,536	10,621
8/16	10,506	10,524	10,573
9/16	10,554	10,517	10,631
10/16	10,530	10,437	10,589
11/16	10,325	10,190	10,385
12/16	10,294	10,205	10,375
1/17	10,379	10,225	10,462
2/17	10,416	10,293	10,512
3/17	10,428	10,288	10,506
4/17	10,489	10,367	10,568
5/17	10,489	10,447	10,564
6/17	10,379	10,437	10,464
7/17	10,428	10,481	10,510
8/17	10,501	10,575	10,622
9/17	10,452	10,525	10,554
10/17	10,489	10,531	10,576
11/17	10,501	10,518	10,590
12/17	10,604	10,566	10,687
1/18	10,530	10,444	10,596
2/18	10,430	10,345	10,492
3/18	10,530	10,412	10,603
4/18	10,542	10,334	10,597
5/18	10,567	10,408	10,642
6/18	10,617	10,395	10,685
7/18	10,567	10,398	10,633
8/18	10,642	10,464	10,710
9/18	10,517	10,397	10,597
10/18	10,356	10,315	10,445
11/18	10,393	10,377	10,495
12/18	10,436	10,567	10,552
1/19	10,590	10,679	10,694
2/19	10,590	10,673	10,693
3/19	10,769	10,878	10,889
4/19	10,808	10,881	10,926
5/19	10,974	11,074	11,106
6/19	11,042	11,213	11,201
7/19	11,081	11,238	11,241
8/19	11,312	11,529	11,509
9/19	11,147	11,468	11,352
10/19	11,199	11,502	11,381
11/19	11,225	11,496	11,398
12/19	11,277	11,488	11,442
1/20	11,499	11,709	11,682
2/20	11,603	11,920	11,844
3/20	11,333	11,850	11,635
4/20	11,685	12,061	11,959
5/20	11,724	12,117	11,995
6/20	11,868	12,193	12,129
7/20	12,155	12,375	12,408
8/20	12,286	12,275	12,543
9/20	12,267	12,269	12,497
10/20	12,188	12,214	12,416
11/20	12,333	12,334	12,555
12/20	12,472	12,351	12,699
1/21	12,511	12,262	12,741
2/21	12,234	12,085	12,536
3/21	12,261	11,934	12,512
4/21	12,445	12,028	12,687
5/21	12,577	12,068	12,841
6/21	12,669	12,152	12,919
7/21	12,959	12,288	13,263
8/21	12,946	12,265	13,240
9/21	12,867	12,159	13,145
10/21	12,959	12,155	13,294
11/21	13,091	12,191	13,413
12/21	13,139	12,160	13,456
1/22	12,856	11,898	13,184
2/22	12,969	11,765	13,296
3/22	12,757	11,439	13,049
4/22	12,445	11,005	12,782
5/22	12,346	11,075	12,655
6/22	11,950	10,902	12,255
7/22	12,460	11,168	12,789
8/22	12,134	10,853	12,448
9/22	11,327	10,384	11,625
10/22	11,454	10,249	11,769
11/22	11,681	10,626	11,984
12/22	11,552	10,578	11,862
1/23	11,793	10,904	12,079
2/23	11,627	10,622	11,913
3/23	11,974	10,891	12,258
4/23	11,974	10,957	12,271
5/23	11,838	10,838	12,124
6/23	11,793	10,799	12,084
7/23	11,793	10,792	12,099
8/23	11,687	10,723	11,991
9/23	11,446	10,451	11,770
10/23	11,356	10,286	11,684
11/23	11,672	10,751	12,001
12/23	11,954	11,163	12,324
1/24	12,001	11,132	12,346
2/24	11,876	10,975	12,213
3/24	11,954	11,076	12,314
4/24	11,767	10,797	12,106
5/24	11,970	10,980	12,314
6/24	12,048	11,084	12,411
7/24	12,267	11,342	12,632
8/24	12,360	11,505	12,731
9/24	12,532	11,660	12,922
10/24	12,298	11,370	12,690
11/24	12,360	11,491	12,752
12/24	12,153	11,303	12,550
1/25	12,298	11,362	12,712
2/25	12,556	11,612	12,990
3/25	12,637	11,617	13,073
4/25	12,637	11,663	13,088
5/25	12,573	11,579	13,012
6/25	12,702	11,757	13,136
7/25	12,718	11,726	13,152
8/25	12,928	11,866	13,354
9/25	12,976	11,996	13,412
10/25	13,008	12,071	13,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	5.78%	1.31%	2.66%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,384,473,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 8,337,000
InvestmentCompanyPortfolioTurnover	155.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,384,473 Total Number of Portfolio Holdings263 Portfolio Turnover Rate 155.4% Total Advisory Fees Paid (amount in thousands)$8,337
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019081
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	R-3
Trading Symbol	PIFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $12,304	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,898	9,941	9,911
1/16	10,010	10,078	10,058
2/16	10,097	10,150	10,170
3/16	10,246	10,243	10,353
4/16	10,283	10,282	10,389
5/16	10,196	10,285	10,315
6/16	10,407	10,469	10,530
7/16	10,494	10,536	10,621
8/16	10,444	10,524	10,573
9/16	10,506	10,517	10,631
10/16	10,469	10,437	10,589
11/16	10,258	10,190	10,385
12/16	10,225	10,205	10,375
1/17	10,312	10,225	10,462
2/17	10,337	10,293	10,512
3/17	10,350	10,288	10,506
4/17	10,387	10,367	10,568
5/17	10,387	10,447	10,564
6/17	10,287	10,437	10,464
7/17	10,312	10,481	10,510
8/17	10,387	10,575	10,622
9/17	10,337	10,525	10,554
10/17	10,362	10,531	10,576
11/17	10,375	10,518	10,590
12/17	10,464	10,566	10,687
1/18	10,387	10,444	10,596
2/18	10,285	10,345	10,492
3/18	10,387	10,412	10,603
4/18	10,387	10,334	10,597
5/18	10,413	10,408	10,642
6/18	10,451	10,395	10,685
7/18	10,400	10,398	10,633
8/18	10,464	10,464	10,710
9/18	10,336	10,397	10,597
10/18	10,170	10,315	10,445
11/18	10,209	10,377	10,495
12/18	10,237	10,567	10,552
1/19	10,394	10,679	10,694
2/19	10,381	10,673	10,693
3/19	10,565	10,878	10,889
4/19	10,591	10,881	10,926
5/19	10,748	11,074	11,106
6/19	10,815	11,213	11,201
7/19	10,841	11,238	11,241
8/19	11,065	11,529	11,509
9/19	10,894	11,468	11,352
10/19	10,947	11,502	11,381
11/19	10,960	11,496	11,398
12/19	11,010	11,488	11,442
1/20	11,223	11,709	11,682
2/20	11,316	11,920	11,844
3/20	11,052	11,850	11,635
4/20	11,385	12,061	11,959
5/20	11,425	12,117	11,995
6/20	11,558	12,193	12,129
7/20	11,824	12,375	12,408
8/20	11,958	12,275	12,543
9/20	11,922	12,269	12,497
10/20	11,842	12,214	12,416
11/20	11,989	12,334	12,555
12/20	12,113	12,351	12,699
1/21	12,140	12,262	12,741
2/21	11,871	12,085	12,536
3/21	11,885	11,934	12,512
4/21	12,073	12,028	12,687
5/21	12,180	12,068	12,841
6/21	12,260	12,152	12,919
7/21	12,542	12,288	13,263
8/21	12,529	12,265	13,240
9/21	12,435	12,159	13,145
10/21	12,529	12,155	13,294
11/21	12,649	12,191	13,413
12/21	12,680	12,160	13,456
1/22	12,407	11,898	13,184
2/22	12,522	11,765	13,296
3/22	12,307	11,439	13,049
4/22	12,005	11,005	12,782
5/22	11,890	11,075	12,655
6/22	11,503	10,902	12,255
7/22	11,991	11,168	12,789
8/22	11,675	10,853	12,448
9/22	10,885	10,384	11,625
10/22	11,014	10,249	11,769
11/22	11,215	10,626	11,984
12/22	11,098	10,578	11,862
1/23	11,312	10,904	12,079
2/23	11,159	10,622	11,913
3/23	11,479	10,891	12,258
4/23	11,479	10,957	12,271
5/23	11,342	10,838	12,124
6/23	11,281	10,799	12,084
7/23	11,296	10,792	12,099
8/23	11,175	10,723	11,991
9/23	10,961	10,451	11,770
10/23	10,870	10,286	11,684
11/23	11,159	10,751	12,001
12/23	11,406	11,163	12,324
1/24	11,453	11,132	12,346
2/24	11,328	10,975	12,213
3/24	11,391	11,076	12,314
4/24	11,217	10,797	12,106
5/24	11,406	10,980	12,314
6/24	11,469	11,084	12,411
7/24	11,674	11,342	12,632
8/24	11,768	11,505	12,731
9/24	11,925	11,660	12,922
10/24	11,689	11,370	12,690
11/24	11,752	11,491	12,752
12/24	11,542	11,303	12,550
1/25	11,672	11,362	12,712
2/25	11,915	11,612	12,990
3/25	11,996	11,617	13,073
4/25	11,980	11,663	13,088
5/25	11,915	11,579	13,012
6/25	12,045	11,757	13,136
7/25	12,029	11,726	13,152
8/25	12,223	11,866	13,354
9/25	12,272	11,996	13,412
10/25	12,304	12,071	13,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	5.26%	0.77%	2.10%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,384,473,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 8,337,000
InvestmentCompanyPortfolioTurnover	155.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,384,473 Total Number of Portfolio Holdings263 Portfolio Turnover Rate 155.4% Total Advisory Fees Paid (amount in thousands)$8,337
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019082
Shareholder Report [Line Items]
Fund Name	Inflation Protection Fund
Class Name	R-5
Trading Symbol	PBPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and real (after inflation) total returns. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. The Fund’s investments outperformed the Bloomberg U.S. Treasury Inflation Protected Securities Index for the trailing 12 months. Risk assets generally performed well over the trailing 12 months as the U.S. economy was more resilient than expected. Given this dynamic, the Fund’s structural long position in credit strategies and rental-linked securities, primarily focused on single-family, rentals continued to contribute to performance, as the broad positive risk sentiment led to ongoing compression in spread levels. The Fund’s tactical long position in agency mortgage-backed securities also meaningfully added to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. The Fund’s tactical duration positioning in U.S. rates detracted from performance. The Fund’s yield curve positioning and overall headline duration position were challenged by volatility and curve movement over the past year. Over the trailing 12 months, the Fund’s allocation in Emerging Market (“EM”) is one of the strongest contributors to performance, given attractive level of yields supported by declining U.S. treasury yields, a stronger EM currency, and spread compression.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $12,683	Bloomberg US Aggregate Index $12,071	Bloomberg US Treasury TIPS Index $13,460
10/15	10,000	10,000	10,000
11/15	9,988	9,974	9,990
12/15	9,907	9,941	9,911
1/16	10,017	10,078	10,058
2/16	10,102	10,150	10,170
3/16	10,261	10,243	10,353
4/16	10,298	10,282	10,389
5/16	10,225	10,285	10,315
6/16	10,432	10,469	10,530
7/16	10,518	10,536	10,621
8/16	10,481	10,524	10,573
9/16	10,530	10,517	10,631
10/16	10,493	10,437	10,589
11/16	10,298	10,190	10,385
12/16	10,272	10,205	10,375
1/17	10,346	10,225	10,462
2/17	10,383	10,293	10,512
3/17	10,395	10,288	10,506
4/17	10,444	10,367	10,568
5/17	10,444	10,447	10,564
6/17	10,333	10,437	10,464
7/17	10,370	10,481	10,510
8/17	10,456	10,575	10,622
9/17	10,395	10,525	10,554
10/17	10,432	10,531	10,576
11/17	10,444	10,518	10,590
12/17	10,541	10,566	10,687
1/18	10,466	10,444	10,596
2/18	10,365	10,345	10,492
3/18	10,466	10,412	10,603
4/18	10,466	10,334	10,597
5/18	10,503	10,408	10,642
6/18	10,541	10,395	10,685
7/18	10,491	10,398	10,633
8/18	10,554	10,464	10,710
9/18	10,441	10,397	10,597
10/18	10,277	10,315	10,445
11/18	10,315	10,377	10,495
12/18	10,352	10,567	10,552
1/19	10,494	10,679	10,694
2/19	10,494	10,673	10,693
3/19	10,676	10,878	10,889
4/19	10,714	10,881	10,926
5/19	10,870	11,074	11,106
6/19	10,943	11,213	11,201
7/19	10,969	11,238	11,241
8/19	11,203	11,529	11,509
9/19	11,029	11,468	11,352
10/19	11,081	11,502	11,381
11/19	11,108	11,496	11,398
12/19	11,152	11,488	11,442
1/20	11,376	11,709	11,682
2/20	11,481	11,920	11,844
3/20	11,202	11,850	11,635
4/20	11,544	12,061	11,959
5/20	11,583	12,117	11,995
6/20	11,728	12,193	12,129
7/20	12,005	12,375	12,408
8/20	12,136	12,275	12,543
9/20	12,123	12,269	12,497
10/20	12,030	12,214	12,416
11/20	12,176	12,334	12,555
12/20	12,307	12,351	12,699
1/21	12,347	12,262	12,741
2/21	12,068	12,085	12,536
3/21	12,094	11,934	12,512
4/21	12,280	12,028	12,687
5/21	12,400	12,068	12,841
6/21	12,479	12,152	12,919
7/21	12,771	12,288	13,263
8/21	12,758	12,265	13,240
9/21	12,665	12,159	13,145
10/21	12,771	12,155	13,294
11/21	12,891	12,191	13,413
12/21	12,928	12,160	13,456
1/22	12,657	11,898	13,184
2/22	12,757	11,765	13,296
3/22	12,558	11,439	13,049
4/22	12,244	11,005	12,782
5/22	12,144	11,075	12,655
6/22	11,745	10,902	12,255
7/22	12,258	11,168	12,789
8/22	11,930	10,853	12,448
9/22	11,132	10,384	11,625
10/22	11,261	10,249	11,769
11/22	11,474	10,626	11,984
12/22	11,345	10,578	11,862
1/23	11,572	10,904	12,079
2/23	11,420	10,622	11,913
3/23	11,738	10,891	12,258
4/23	11,754	10,957	12,271
5/23	11,602	10,838	12,124
6/23	11,557	10,799	12,084
7/23	11,572	10,792	12,099
8/23	11,451	10,723	11,991
9/23	11,223	10,451	11,770
10/23	11,133	10,286	11,684
11/23	11,436	10,751	12,001
12/23	11,712	11,163	12,324
1/24	11,759	11,132	12,346
2/24	11,634	10,975	12,213
3/24	11,697	11,076	12,314
4/24	11,525	10,797	12,106
5/24	11,712	10,980	12,314
6/24	11,791	11,084	12,411
7/24	12,009	11,342	12,632
8/24	12,087	11,505	12,731
9/24	12,259	11,660	12,922
10/24	12,040	11,370	12,690
11/24	12,087	11,491	12,752
12/24	11,876	11,303	12,550
1/25	12,022	11,362	12,712
2/25	12,264	11,612	12,990
3/25	12,361	11,617	13,073
4/25	12,361	11,663	13,088
5/25	12,280	11,579	13,012
6/25	12,409	11,757	13,136
7/25	12,409	11,726	13,152
8/25	12,619	11,866	13,354
9/25	12,651	11,996	13,412
10/25	12,683	12,071	13,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.34%	1.06%	2.41%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Bloomberg US Treasury TIPS Index	6.06%	1.63%	3.02%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,384,473,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 8,337,000
InvestmentCompanyPortfolioTurnover	155.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,384,473 Total Number of Portfolio Holdings263 Portfolio Turnover Rate 155.4% Total Advisory Fees Paid (amount in thousands)$8,337
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	96.64%
Bonds	6.35%
Investment Companies	1.63%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.13%
Mortgage Securities	8.32%
Money Market Funds	1.63%
Asset Backed Securities	0.54%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(4.62)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019376
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Institutional
Trading Symbol	PINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $20,418	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,956	9,793
12/15	9,838	9,609
1/16	9,131	8,955
2/16	8,706	8,853
3/16	9,399	9,573
4/16	9,391	9,825
5/16	9,674	9,659
6/16	9,429	9,511
7/16	9,846	9,981
8/16	9,779	10,045
9/16	10,069	10,168
10/16	9,764	10,022
11/16	9,451	9,791
12/16	9,378	10,041
1/17	9,814	10,396
2/17	10,033	10,562
3/17	10,371	10,830
4/17	10,710	11,062
5/17	10,996	11,421
6/17	11,079	11,456
7/17	11,658	11,879
8/17	11,952	11,941
9/17	12,238	12,162
10/17	12,592	12,391
11/17	12,840	12,492
12/17	13,019	12,771
1/18	13,848	13,482
2/18	13,278	12,847
3/18	13,057	12,620
4/18	12,951	12,821
5/18	13,111	12,525
6/18	12,419	12,290
7/18	12,487	12,584
8/18	12,190	12,321
9/18	12,016	12,377
10/18	10,776	11,370
11/18	10,533	11,478
12/18	9,941	10,958
1/19	10,986	11,786
2/19	11,282	12,016
3/19	11,422	12,088
4/19	11,825	12,407
5/19	11,118	11,741
6/19	11,916	12,448
7/19	11,801	12,298
8/19	11,488	11,918
9/19	11,694	12,225
10/19	12,294	12,651
11/19	12,451	12,763
12/19	13,132	13,315
1/20	12,862	12,958
2/20	12,103	11,933
3/20	10,131	10,206
4/20	11,142	10,979
5/20	11,741	11,338
6/20	12,365	11,851
7/20	13,191	12,379
8/20	13,469	12,909
9/20	13,207	12,592
10/20	12,803	12,321
11/20	14,177	13,978
12/20	14,967	14,734
1/21	15,021	14,766
2/21	15,506	15,058
3/21	16,001	15,248
4/21	16,639	15,697
5/21	17,044	16,188
6/21	16,837	16,084
7/21	16,882	15,818
8/21	16,927	16,119
9/21	16,127	15,603
10/21	16,559	15,975
11/21	16,073	15,256
12/21	16,864	15,887
1/22	16,151	15,301
2/22	15,138	14,998
3/22	14,993	15,022
4/22	13,650	14,079
5/22	13,836	14,180
6/22	12,452	12,960
7/22	12,937	13,404
8/22	12,400	12,973
9/22	11,191	11,676
10/22	11,615	12,025
11/22	13,030	13,445
12/22	12,602	13,344
1/23	13,592	14,427
2/23	13,294	13,920
3/23	13,655	14,260
4/23	13,964	14,508
5/23	13,538	13,980
6/23	14,124	14,608
7/23	14,624	15,202
8/23	13,858	14,515
9/23	13,368	14,057
10/23	12,783	13,477
11/23	13,932	14,690
12/23	14,600	15,428
1/24	14,512	15,275
2/24	15,258	15,661
3/24	15,641	16,151
4/24	15,356	15,861
5/24	16,124	16,321
6/24	15,937	16,306
7/24	16,145	16,683
8/24	16,441	17,159
9/24	16,781	17,621
10/24	16,003	16,756
11/24	16,047	16,604
12/24	15,720	16,282
1/25	16,470	16,938
2/25	17,157	17,173
3/25	16,945	17,134
4/25	17,232	17,753
5/25	18,169	18,566
6/25	18,844	19,196
7/25	18,656	19,141
8/25	19,444	19,805
9/25	20,231	20,518
10/25	20,418	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	27.59%	9.78%	7.40%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,530,501,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 25,707,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,530,501 Total Number of Portfolio Holdings56 Portfolio Turnover Rate 96.3% Total Advisory Fees Paid (amount in thousands)$25,707
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019372
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-3
Trading Symbol	PRPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $19,455	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,948	9,793
12/15	9,829	9,609
1/16	9,114	8,955
2/16	8,690	8,853
3/16	9,375	9,573
4/16	9,367	9,825
5/16	9,643	9,659
6/16	9,397	9,511
7/16	9,806	9,981
8/16	9,739	10,045
9/16	10,015	10,168
10/16	9,710	10,022
11/16	9,397	9,791
12/16	9,317	10,041
1/17	9,743	10,396
2/17	9,960	10,562
3/17	10,289	10,830
4/17	10,625	11,062
5/17	10,902	11,421
6/17	10,984	11,456
7/17	11,553	11,879
8/17	11,844	11,941
9/17	12,114	12,162
10/17	12,457	12,391
11/17	12,704	12,492
12/17	12,878	12,771
1/18	13,690	13,482
2/18	13,119	12,847
3/18	12,900	12,620
4/18	12,788	12,821
5/18	12,938	12,525
6/18	12,246	12,290
7/18	12,306	12,584
8/18	12,020	12,321
9/18	11,832	12,377
10/18	10,614	11,370
11/18	10,373	11,478
12/18	9,784	10,958
1/19	10,803	11,786
2/19	11,094	12,016
3/19	11,224	12,088
4/19	11,612	12,407
5/19	10,916	11,741
6/19	11,701	12,448
7/19	11,579	12,298
8/19	11,264	11,918
9/19	11,458	12,225
10/19	12,040	12,651
11/19	12,194	12,763
12/19	12,850	13,315
1/20	12,586	12,958
2/20	11,844	11,933
3/20	9,907	10,206
4/20	10,896	10,979
5/20	11,473	11,338
6/20	12,075	11,851
7/20	12,875	12,379
8/20	13,147	12,909
9/20	12,891	12,592
10/20	12,487	12,321
11/20	13,822	13,978
12/20	14,593	14,734
1/21	14,637	14,766
2/21	15,110	15,058
3/21	15,574	15,248
4/21	16,196	15,697
5/21	16,581	16,188
6/21	16,371	16,084
7/21	16,406	15,818
8/21	16,441	16,119
9/21	15,662	15,603
10/21	16,073	15,975
11/21	15,600	15,256
12/21	16,357	15,887
1/22	15,666	15,301
2/22	14,674	14,998
3/22	14,524	15,022
4/22	13,232	14,079
5/22	13,392	14,180
6/22	12,050	12,960
7/22	12,510	13,404
8/22	11,990	12,973
9/22	10,818	11,676
10/22	11,228	12,025
11/22	12,581	13,445
12/22	12,161	13,344
1/23	13,115	14,427
2/23	12,828	13,920
3/23	13,166	14,260
4/23	13,464	14,508
5/23	13,043	13,980
6/23	13,607	14,608
7/23	14,079	15,202
8/23	13,341	14,515
9/23	12,869	14,057
10/23	12,295	13,477
11/23	13,392	14,690
12/23	14,025	15,428
1/24	13,941	15,275
2/24	14,644	15,661
3/24	15,022	16,151
4/24	14,739	15,861
5/24	15,463	16,321
6/24	15,285	16,306
7/24	15,474	16,683
8/24	15,757	17,159
9/24	16,072	17,621
10/24	15,316	16,756
11/24	15,358	16,604
12/24	15,037	16,282
1/25	15,756	16,938
2/25	16,402	17,173
3/25	16,199	17,134
4/25	16,462	17,753
5/25	17,348	18,566
6/25	17,983	19,196
7/25	17,803	19,141
8/25	18,545	19,805
9/25	19,287	20,518
10/25	19,455	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	27.02%	9.27%	6.88%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,530,501,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 25,707,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,530,501 Total Number of Portfolio Holdings56 Portfolio Turnover Rate 96.3% Total Advisory Fees Paid (amount in thousands)$25,707
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019373
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-5
Trading Symbol	PTPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $20,059	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,956	9,793
12/15	9,828	9,609
1/16	9,120	8,955
2/16	8,696	8,853
3/16	9,388	9,573
4/16	9,374	9,825
5/16	9,657	9,659
6/16	9,411	9,511
7/16	9,821	9,981
8/16	9,761	10,045
9/16	10,044	10,168
10/16	9,731	10,022
11/16	9,426	9,791
12/16	9,346	10,041
1/17	9,782	10,396
2/17	10,000	10,562
3/17	10,331	10,830
4/17	10,669	11,062
5/17	10,954	11,421
6/17	11,037	11,456
7/17	11,608	11,879
8/17	11,901	11,941
9/17	12,179	12,162
10/17	12,532	12,391
11/17	12,780	12,492
12/17	12,952	12,771
1/18	13,778	13,482
2/18	13,209	12,847
3/18	12,989	12,620
4/18	12,883	12,821
5/18	13,035	12,525
6/18	12,345	12,290
7/18	12,406	12,584
8/18	12,118	12,321
9/18	11,936	12,377
10/18	10,701	11,370
11/18	10,466	11,478
12/18	9,875	10,958
1/19	10,905	11,786
2/19	11,199	12,016
3/19	11,338	12,088
4/19	11,739	12,407
5/19	11,036	11,741
6/19	11,821	12,448
7/19	11,706	12,298
8/19	11,396	11,918
9/19	11,592	12,225
10/19	12,189	12,651
11/19	12,344	12,763
12/19	13,009	13,315
1/20	12,742	12,958
2/20	11,999	11,933
3/20	10,037	10,206
4/20	11,039	10,979
5/20	11,632	11,338
6/20	12,241	11,851
7/20	13,060	12,379
8/20	13,335	12,909
9/20	13,076	12,592
10/20	12,675	12,321
11/20	14,028	13,978
12/20	14,818	14,734
1/21	14,871	14,766
2/21	15,352	15,058
3/21	15,832	15,248
4/21	16,464	15,697
5/21	16,864	16,188
6/21	16,651	16,084
7/21	16,695	15,818
8/21	16,731	16,119
9/21	15,939	15,603
10/21	16,366	15,975
11/21	15,885	15,256
12/21	16,658	15,887
1/22	15,966	15,301
2/22	14,958	14,998
3/22	14,805	15,022
4/22	13,491	14,079
5/22	13,664	14,180
6/22	12,290	12,960
7/22	12,768	13,404
8/22	12,239	12,973
9/22	11,048	11,676
10/22	11,465	12,025
11/22	12,860	13,445
12/22	12,433	13,344
1/23	13,418	14,427
2/23	13,114	13,920
3/23	13,470	14,260
4/23	13,774	14,508
5/23	13,355	13,980
6/23	13,931	14,608
7/23	14,413	15,202
8/23	13,659	14,515
9/23	13,177	14,057
10/23	12,590	13,477
11/23	13,722	14,690
12/23	14,377	15,428
1/24	14,302	15,275
2/24	15,023	15,661
3/24	15,411	16,151
4/24	15,120	15,861
5/24	15,874	16,321
6/24	15,702	16,306
7/24	15,896	16,683
8/24	16,186	17,159
9/24	16,520	17,621
10/24	15,745	16,756
11/24	15,788	16,604
12/24	15,465	16,282
1/25	16,202	16,938
2/25	16,878	17,173
3/25	16,669	17,134
4/25	16,952	17,753
5/25	17,861	18,566
6/25	18,524	19,196
7/25	18,340	19,141
8/25	19,114	19,805
9/25	19,887	20,518
10/25	20,059	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	27.40%	9.62%	7.21%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,530,501,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 25,707,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,530,501 Total Number of Portfolio Holdings56 Portfolio Turnover Rate 96.3% Total Advisory Fees Paid (amount in thousands)$25,707
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175484
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R-6
Trading Symbol	PIIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. Strong stock selection was achieved in Japan and the financials and industrials sectors. The top contributors for the Fund were Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. Samsung Electronics, Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and the consumer discretionary and materials sectors. The detractors were JD.com, a China based technology-driven E-commerce company, which underperformed with increased investment to retain market share from competitors. Yum China Holdings, a Chinese quick service restaurant franchiser, which moved lower on tougher local competition. Sanofi, a French pharmaceutical company, which traded down as recent drug trials showed mixed results.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $20,559	MSCI ACWI Ex USA Index NTR $20,933
10/15	10,000	10,000
11/15	9,955	9,793
12/15	9,836	9,609
1/16	9,128	8,955
2/16	8,703	8,853
3/16	9,394	9,573
4/16	9,386	9,825
5/16	9,668	9,659
6/16	9,422	9,511
7/16	9,839	9,981
8/16	9,771	10,045
9/16	10,061	10,168
10/16	9,755	10,022
11/16	9,442	9,791
12/16	9,364	10,041
1/17	9,801	10,396
2/17	10,019	10,562
3/17	10,350	10,830
4/17	10,696	11,062
5/17	10,982	11,421
6/17	11,064	11,456
7/17	11,643	11,879
8/17	11,937	11,941
9/17	12,223	12,162
10/17	12,576	12,391
11/17	12,832	12,492
12/17	13,003	12,771
1/18	13,839	13,482
2/18	13,269	12,847
3/18	13,048	12,620
4/18	12,942	12,821
5/18	13,102	12,525
6/18	12,410	12,290
7/18	12,478	12,584
8/18	12,189	12,321
9/18	12,007	12,377
10/18	10,775	11,370
11/18	10,531	11,478
12/18	9,940	10,958
1/19	10,986	11,786
2/19	11,282	12,016
3/19	11,422	12,088
4/19	11,826	12,407
5/19	11,126	11,741
6/19	11,925	12,448
7/19	11,801	12,298
8/19	11,496	11,918
9/19	11,694	12,225
10/19	12,303	12,651
11/19	12,460	12,763
12/19	13,144	13,315
1/20	12,873	12,958
2/20	12,122	11,933
3/20	10,147	10,206
4/20	11,160	10,979
5/20	11,759	11,338
6/20	12,384	11,851
7/20	13,211	12,379
8/20	13,490	12,909
9/20	13,228	12,592
10/20	12,823	12,321
11/20	14,199	13,978
12/20	14,997	14,734
1/21	15,051	14,766
2/21	15,547	15,058
3/21	16,034	15,248
4/21	16,683	15,697
5/21	17,089	16,188
6/21	16,872	16,084
7/21	16,926	15,818
8/21	16,971	16,119
9/21	16,169	15,603
10/21	16,602	15,975
11/21	16,124	15,256
12/21	16,913	15,887
1/22	16,208	15,301
2/22	15,182	14,998
3/22	15,036	15,022
4/22	13,699	14,079
5/22	13,875	14,180
6/22	12,496	12,960
7/22	12,983	13,404
8/22	12,444	12,973
9/22	11,231	11,676
10/22	11,666	12,025
11/22	13,076	13,445
12/22	12,651	13,344
1/23	13,646	14,427
2/23	13,346	13,920
3/23	13,710	14,260
4/23	14,020	14,508
5/23	13,592	13,980
6/23	14,191	14,608
7/23	14,694	15,202
8/23	13,924	14,515
9/23	13,432	14,057
10/23	12,844	13,477
11/23	13,999	14,690
12/23	14,671	15,428
1/24	14,594	15,275
2/24	15,333	15,661
3/24	15,730	16,151
4/24	15,432	15,861
5/24	16,204	16,321
6/24	16,027	16,306
7/24	16,237	16,683
8/24	16,534	17,159
9/24	16,887	17,621
10/24	16,093	16,756
11/24	16,138	16,604
12/24	15,807	16,282
1/25	16,576	16,938
2/25	17,269	17,173
3/25	17,055	17,134
4/25	17,344	17,753
5/25	18,277	18,566
6/25	18,958	19,196
7/25	18,781	19,141
8/25	19,576	19,805
9/25	20,370	20,518
10/25	20,559	20,933

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	27.75%	9.90%	7.47%
MSCI ACWI Ex USA Index NTR	24.93%	11.18%	7.67%

Performance Inception Date	Dec. 29, 2003
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 6,530,501,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 25,707,000
InvestmentCompanyPortfolioTurnover	96.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,530,501 Total Number of Portfolio Holdings56 Portfolio Turnover Rate 96.3% Total Advisory Fees Paid (amount in thousands)$25,707
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.52%
Investment Companies	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	17.83%
Japan	9.32%
Canada	9.30%
Ireland	8.56%
Germany	7.81%
China	7.26%
France	7.19%
Netherlands	5.10%
Korea, Republic Of	4.04%
Taiwan	3.94%
Austria	3.64%
Hong Kong	3.44%
Italy	3.10%
United States	2.79%
Greece	2.16%
Singapore	2.16%
Sweden	1.22%
Denmark	0.57%
Israel	0.09%
Russian Federation	0.00%
Other LocationsFootnote Reference*	0.04%
Other Assets and Liabilities	0.44%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019333
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Class A
Trading Symbol	PLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $37,844	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	9,453	10,000	10,000
11/15	9,531	10,033	10,028
12/15	9,417	9,853	9,881
1/16	8,649	9,322	9,329
2/16	8,569	9,319	9,325
3/16	9,089	9,968	9,954
4/16	9,113	10,022	9,863
5/16	9,297	10,198	10,055
6/16	9,081	10,221	10,015
7/16	9,561	10,610	10,488
8/16	9,497	10,624	10,436
9/16	9,577	10,633	10,474
10/16	9,433	10,426	10,228
11/16	9,457	10,837	10,451
12/16	9,455	11,040	10,580
1/17	9,899	11,262	10,937
2/17	10,267	11,698	11,391
3/17	10,384	11,705	11,523
4/17	10,744	11,829	11,786
5/17	11,079	11,980	12,093
6/17	11,037	12,064	12,061
7/17	11,371	12,303	12,381
8/17	11,614	12,341	12,608
9/17	11,698	12,604	12,772
10/17	12,233	12,893	13,267
11/17	12,635	13,286	13,670
12/17	12,585	13,434	13,777
1/18	13,776	14,172	14,752
2/18	13,516	13,652	14,366
3/18	13,239	13,342	13,972
4/18	13,382	13,387	14,020
5/18	13,892	13,729	14,635
6/18	14,072	13,818	14,776
7/18	14,394	14,294	15,210
8/18	15,034	14,787	16,041
9/18	15,126	14,843	16,131
10/18	13,850	13,793	14,688
11/18	14,171	14,073	14,844
12/18	12,997	12,792	13,568
1/19	14,271	13,864	14,788
2/19	14,887	14,333	15,317
3/19	15,221	14,583	15,753
4/19	15,732	15,172	16,464
5/19	14,834	14,205	15,424
6/19	15,868	15,202	16,484
7/19	16,129	15,438	16,856
8/19	16,066	15,155	16,727
9/19	15,951	15,418	16,729
10/19	16,275	15,745	17,200
11/19	17,058	16,340	17,964
12/19	17,471	16,812	18,506
1/20	17,822	16,830	18,919
2/20	16,792	15,455	17,631
3/20	15,061	13,412	15,896
4/20	17,313	15,185	18,249
5/20	18,580	15,986	19,474
6/20	19,236	16,339	20,322
7/20	20,673	17,296	21,885
8/20	22,359	18,565	24,144
9/20	21,454	17,887	23,008
10/20	20,809	17,456	22,226
11/20	22,812	19,511	24,502
12/20	23,676	20,336	25,629
1/21	23,312	20,168	25,439
2/21	23,798	20,753	25,433
3/21	23,907	21,538	25,870
4/21	25,669	22,698	27,630
5/21	25,414	22,805	27,248
6/21	27,055	23,377	28,958
7/21	27,967	23,863	29,912
8/21	28,659	24,553	31,030
9/21	27,031	23,425	29,293
10/21	28,866	25,051	31,830
11/21	28,331	24,715	32,024
12/21	28,736	25,716	32,701
1/22	25,522	24,266	29,895
2/22	24,345	23,600	28,625
3/22	24,742	24,396	29,745
4/22	21,555	22,222	26,153
5/22	20,885	22,188	25,545
6/22	19,394	20,330	23,521
7/22	21,624	22,223	26,344
8/22	20,297	21,370	25,117
9/22	18,300	19,393	22,675
10/22	19,422	20,948	24,001
11/22	20,311	22,081	25,094
12/22	18,892	20,797	23,173
1/23	20,521	22,191	25,105
2/23	19,952	21,663	24,807
3/23	21,305	22,349	26,502
4/23	21,612	22,626	26,764
5/23	22,381	22,731	27,984
6/23	24,026	24,266	29,897
7/23	24,702	25,101	30,904
8/23	24,533	24,662	30,627
9/23	23,150	23,503	28,961
10/23	22,704	22,935	28,549
11/23	25,071	25,077	31,661
12/23	26,468	26,314	33,063
1/24	27,221	26,681	33,888
2/24	28,761	28,122	36,200
3/24	29,318	29,024	36,837
4/24	27,893	27,789	35,275
5/24	28,974	29,097	37,386
6/24	30,726	30,060	39,907
7/24	30,333	30,498	39,229
8/24	31,201	31,221	40,046
9/24	31,692	31,888	41,180
10/24	31,512	31,665	41,044
11/24	33,560	33,704	43,706
12/24	32,997	32,764	44,092
1/25	33,926	33,807	44,964
2/25	32,886	33,216	43,349
3/25	30,297	31,294	39,697
4/25	30,894	31,107	40,400
5/25	33,440	33,093	43,975
6/25	35,365	34,769	46,778
7/25	36,139	35,542	48,544
8/25	36,095	36,290	49,087
9/25	36,848	37,548	51,695
10/25	37,844	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	20.09%	12.71%	14.88%
Class A Shares Including Sales Charge	13.49%	11.44%	14.23%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019332
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Class J
Trading Symbol	PLGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $40,926	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,094	10,033	10,028
12/15	9,974	9,853	9,881
1/16	9,161	9,322	9,329
2/16	9,073	9,319	9,325
3/16	9,631	9,968	9,954
4/16	9,651	10,022	9,863
5/16	9,847	10,198	10,055
6/16	9,622	10,221	10,015
7/16	10,141	10,610	10,488
8/16	10,072	10,624	10,436
9/16	10,160	10,633	10,474
10/16	10,013	10,426	10,228
11/16	10,043	10,837	10,451
12/16	10,040	11,040	10,580
1/17	10,515	11,262	10,937
2/17	10,907	11,698	11,391
3/17	11,031	11,705	11,523
4/17	11,423	11,829	11,786
5/17	11,774	11,980	12,093
6/17	11,743	12,064	12,061
7/17	12,094	12,303	12,381
8/17	12,352	12,341	12,608
9/17	12,455	12,604	12,772
10/17	13,023	12,893	13,267
11/17	13,456	13,286	13,670
12/17	13,404	13,434	13,777
1/18	14,677	14,172	14,752
2/18	14,409	13,652	14,366
3/18	14,107	13,342	13,972
4/18	14,264	13,387	14,020
5/18	14,822	13,729	14,635
6/18	15,012	13,818	14,776
7/18	15,358	14,294	15,210
8/18	16,045	14,787	16,041
9/18	16,137	14,843	16,131
10/18	14,780	13,793	14,688
11/18	15,125	14,073	14,844
12/18	13,881	12,792	13,568
1/19	15,248	13,864	14,788
2/19	15,891	14,333	15,317
3/19	16,266	14,583	15,753
4/19	16,815	15,172	16,464
5/19	15,851	14,205	15,424
6/19	16,963	15,202	16,484
7/19	17,244	15,438	16,856
8/19	17,191	15,155	16,727
9/19	17,057	15,418	16,729
10/19	17,418	15,745	17,200
11/19	18,249	16,340	17,964
12/19	18,697	16,812	18,506
1/20	19,081	16,830	18,919
2/20	17,973	15,455	17,631
3/20	16,127	13,412	15,896
4/20	18,534	15,185	18,249
5/20	19,893	15,986	19,474
6/20	20,602	16,339	20,322
7/20	22,152	17,296	21,885
8/20	23,954	18,565	24,144
9/20	22,994	17,887	23,008
10/20	22,300	17,456	22,226
11/20	24,456	19,511	24,502
12/20	25,394	20,336	25,629
1/21	25,007	20,168	25,439
2/21	25,523	20,753	25,433
3/21	25,635	21,538	25,870
4/21	27,538	22,698	27,630
5/21	27,264	22,805	27,248
6/21	29,021	23,377	28,958
7/21	30,021	23,863	29,912
8/21	30,763	24,553	31,030
9/21	29,021	23,425	29,293
10/21	31,004	25,051	31,830
11/21	30,424	24,715	32,024
12/21	30,865	25,716	32,701
1/22	27,425	24,266	29,895
2/22	26,154	23,600	28,625
3/22	26,584	24,396	29,745
4/22	23,163	22,222	26,153
5/22	22,452	22,188	25,545
6/22	20,845	20,330	23,521
7/22	23,256	22,223	26,344
8/22	21,836	21,370	25,117
9/22	19,667	19,393	22,675
10/22	20,882	20,948	24,001
11/22	21,854	22,081	25,094
12/22	20,325	20,797	23,173
1/23	22,086	22,191	25,105
2/23	21,477	21,663	24,807
3/23	22,934	22,349	26,502
4/23	23,260	22,626	26,764
5/23	24,108	22,731	27,984
6/23	25,868	24,266	29,897
7/23	26,607	25,101	30,904
8/23	26,434	24,662	30,627
9/23	24,955	23,503	28,961
10/23	24,455	22,935	28,549
11/23	27,020	25,077	31,661
12/23	28,517	26,314	33,063
1/24	29,345	26,681	33,888
2/24	31,024	28,122	36,200
3/24	31,615	29,024	36,837
4/24	30,078	27,789	35,275
5/24	31,260	29,097	37,386
6/24	33,152	30,060	39,907
7/24	32,726	30,498	39,229
8/24	33,672	31,221	40,046
9/24	34,192	31,888	41,180
10/24	34,003	31,665	41,044
11/24	36,226	33,704	43,706
12/24	35,634	32,764	44,092
1/25	36,649	33,807	44,964
2/25	35,525	33,216	43,349
3/25	32,734	31,294	39,697
4/25	33,386	31,107	40,400
5/25	36,105	33,093	43,975
6/25	38,208	34,769	46,778
7/25	39,041	35,542	48,544
8/25	39,005	36,290	49,087
9/25	39,839	37,548	51,695
10/25	40,926	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.36%	12.91%	15.13%
Class J Shares Including Sales Charge	19.58%	12.91%	15.13%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019331
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	Institutional
Trading Symbol	PLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $41,491	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,089	10,033	10,028
12/15	9,975	9,853	9,881
1/16	9,158	9,322	9,329
2/16	9,083	9,319	9,325
3/16	9,642	9,968	9,954
4/16	9,667	10,022	9,863
5/16	9,867	10,198	10,055
6/16	9,642	10,221	10,015
7/16	10,159	10,610	10,488
8/16	10,092	10,624	10,436
9/16	10,184	10,633	10,474
10/16	10,034	10,426	10,228
11/16	10,067	10,837	10,451
12/16	10,073	11,040	10,580
1/17	10,544	11,262	10,937
2/17	10,945	11,698	11,391
3/17	11,068	11,705	11,523
4/17	11,460	11,829	11,786
5/17	11,818	11,980	12,093
6/17	11,783	12,064	12,061
7/17	12,140	12,303	12,381
8/17	12,411	12,341	12,608
9/17	12,507	12,604	12,772
10/17	13,082	12,893	13,267
11/17	13,518	13,286	13,670
12/17	13,468	13,434	13,777
1/18	14,746	14,172	14,752
2/18	14,476	13,652	14,366
3/18	14,186	13,342	13,972
4/18	14,336	13,387	14,020
5/18	14,896	13,729	14,635
6/18	15,091	13,818	14,776
7/18	15,446	14,294	15,210
8/18	16,132	14,787	16,041
9/18	16,227	14,843	16,131
10/18	14,861	13,793	14,688
11/18	15,214	14,073	14,844
12/18	13,962	12,792	13,568
1/19	15,338	13,864	14,788
2/19	16,000	14,333	15,317
3/19	16,368	14,583	15,753
4/19	16,921	15,172	16,464
5/19	15,956	14,205	15,424
6/19	17,073	15,202	16,484
7/19	17,365	15,438	16,856
8/19	17,300	15,155	16,727
9/19	17,181	15,418	16,729
10/19	17,539	15,745	17,200
11/19	18,384	16,340	17,964
12/19	18,824	16,812	18,506
1/20	19,222	16,830	18,919
2/20	18,109	15,455	17,631
3/20	16,259	13,412	15,896
4/20	18,683	15,185	18,249
5/20	20,054	15,986	19,474
6/20	20,780	16,339	20,322
7/20	22,338	17,296	21,885
8/20	24,166	18,565	24,144
9/20	23,182	17,887	23,008
10/20	22,490	17,456	22,226
11/20	24,669	19,511	24,502
12/20	25,611	20,336	25,629
1/21	25,223	20,168	25,439
2/21	25,749	20,753	25,433
3/21	25,875	21,538	25,870
4/21	27,794	22,698	27,630
5/21	27,518	22,805	27,248
6/21	29,299	23,377	28,958
7/21	30,302	23,863	29,912
8/21	31,055	24,553	31,030
9/21	29,299	23,425	29,293
10/21	31,293	25,051	31,830
11/21	30,729	24,715	32,024
12/21	31,172	25,716	32,701
1/22	27,693	24,266	29,895
2/22	26,416	23,600	28,625
3/22	26,851	24,396	29,745
4/22	23,386	22,222	26,153
5/22	22,671	22,188	25,545
6/22	21,071	20,330	23,521
7/22	23,498	22,223	26,344
8/22	22,068	21,370	25,117
9/22	19,893	19,393	22,675
10/22	21,114	20,948	24,001
11/22	22,096	22,081	25,094
12/22	20,557	20,797	23,173
1/23	22,326	22,191	25,105
2/23	21,716	21,663	24,807
3/23	23,203	22,349	26,502
4/23	23,532	22,626	26,764
5/23	24,393	22,731	27,984
6/23	26,178	24,266	29,897
7/23	26,929	25,101	30,904
8/23	26,742	24,662	30,627
9/23	25,254	23,503	28,961
10/23	24,769	22,935	28,549
11/23	27,352	25,077	31,661
12/23	28,884	26,314	33,063
1/24	29,715	26,681	33,888
2/24	31,409	28,122	36,200
3/24	32,024	29,024	36,837
4/24	30,462	27,789	35,275
5/24	31,658	29,097	37,386
6/24	33,585	30,060	39,907
7/24	33,153	30,498	39,229
8/24	34,100	31,221	40,046
9/24	34,648	31,888	41,180
10/24	34,449	31,665	41,044
11/24	36,708	33,704	43,706
12/24	36,108	32,764	44,092
1/25	37,136	33,807	44,964
2/25	35,998	33,216	43,349
3/25	33,175	31,294	39,697
4/25	33,832	31,107	40,400
5/25	36,633	33,093	43,975
6/25	38,734	34,769	46,778
7/25	39,587	35,542	48,544
8/25	39,565	36,290	49,087
9/25	40,397	37,548	51,695
10/25	41,491	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	20.44%	13.03%	15.29%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019328
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-3
Trading Symbol	PPUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$128	1.16%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $39,495	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,087	10,033	10,028
12/15	9,968	9,853	9,881
1/16	9,146	9,322	9,329
2/16	9,065	9,319	9,325
3/16	9,620	9,968	9,954
4/16	9,637	10,022	9,863
5/16	9,834	10,198	10,055
6/16	9,611	10,221	10,015
7/16	10,120	10,610	10,488
8/16	10,049	10,624	10,436
9/16	10,129	10,633	10,474
10/16	9,986	10,426	10,228
11/16	10,013	10,837	10,451
12/16	10,011	11,040	10,580
1/17	10,470	11,262	10,937
2/17	10,864	11,698	11,391
3/17	10,986	11,705	11,523
4/17	11,370	11,829	11,786
5/17	11,717	11,980	12,093
6/17	11,679	12,064	12,061
7/17	12,026	12,303	12,381
8/17	12,289	12,341	12,608
9/17	12,373	12,604	12,772
10/17	12,945	12,893	13,267
11/17	13,367	13,286	13,670
12/17	13,320	13,434	13,777
1/18	14,579	14,172	14,752
2/18	14,297	13,652	14,366
3/18	14,005	13,342	13,972
4/18	14,156	13,387	14,020
5/18	14,690	13,729	14,635
6/18	14,881	13,818	14,776
7/18	15,224	14,294	15,210
8/18	15,903	14,787	16,041
9/18	15,986	14,843	16,131
10/18	14,632	13,793	14,688
11/18	14,973	14,073	14,844
12/18	13,732	12,792	13,568
1/19	15,085	13,864	14,788
2/19	15,726	14,333	15,317
3/19	16,082	14,583	15,753
4/19	16,628	15,172	16,464
5/19	15,667	14,205	15,424
6/19	16,759	15,202	16,484
7/19	17,032	15,438	16,856
8/19	16,972	15,155	16,727
9/19	16,842	15,418	16,729
10/19	17,186	15,745	17,200
11/19	18,005	16,340	17,964
12/19	18,436	16,812	18,506
1/20	18,811	16,830	18,919
2/20	17,711	15,455	17,631
3/20	15,898	13,412	15,896
4/20	18,254	15,185	18,249
5/20	19,601	15,986	19,474
6/20	20,287	16,339	20,322
7/20	21,802	17,296	21,885
8/20	23,575	18,565	24,144
9/20	22,617	17,887	23,008
10/20	21,931	17,456	22,226
11/20	24,041	19,511	24,502
12/20	24,952	20,336	25,629
1/21	24,561	20,168	25,439
2/21	25,064	20,753	25,433
3/21	25,176	21,538	25,870
4/21	27,038	22,698	27,630
5/21	26,758	22,805	27,248
6/21	28,479	23,377	28,958
7/21	29,445	23,863	29,912
8/21	30,158	24,553	31,030
9/21	28,451	23,425	29,293
10/21	30,382	25,051	31,830
11/21	29,809	24,715	32,024
12/21	30,234	25,716	32,701
1/22	26,839	24,266	29,895
2/22	25,596	23,600	28,625
3/22	26,011	24,396	29,745
4/22	22,648	22,222	26,153
5/22	21,946	22,188	25,545
6/22	20,385	20,330	23,521
7/22	22,727	22,223	26,344
8/22	21,325	21,370	25,117
9/22	19,221	19,393	22,675
10/22	20,400	20,948	24,001
11/22	21,325	22,081	25,094
12/22	19,847	20,797	23,173
1/23	21,536	22,191	25,105
2/23	20,937	21,663	24,807
3/23	22,371	22,349	26,502
4/23	22,662	22,626	26,764
5/23	23,479	22,731	27,984
6/23	25,204	24,266	29,897
7/23	25,912	25,101	30,904
8/23	25,731	24,662	30,627
9/23	24,278	23,503	28,961
10/23	23,806	22,935	28,549
11/23	26,276	25,077	31,661
12/23	27,744	26,314	33,063
1/24	28,525	26,681	33,888
2/24	30,144	28,122	36,200
3/24	30,710	29,024	36,837
4/24	29,208	27,789	35,275
5/24	30,339	29,097	37,386
6/24	32,173	30,060	39,907
7/24	31,744	30,498	39,229
8/24	32,642	31,221	40,046
9/24	33,149	31,888	41,180
10/24	32,954	31,665	41,044
11/24	35,100	33,704	43,706
12/24	34,506	32,764	44,092
1/25	35,476	33,807	44,964
2/25	34,368	33,216	43,349
3/25	31,652	31,294	39,697
4/25	32,289	31,107	40,400
5/25	34,922	33,093	43,975
6/25	36,945	34,769	46,778
7/25	37,721	35,542	48,544
8/25	37,694	36,290	49,087
9/25	38,470	37,548	51,695
10/25	39,495	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	19.85%	12.49%	14.72%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019329
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-5
Trading Symbol	PPUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $40,747	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,084	10,033	10,028
12/15	9,969	9,853	9,881
1/16	9,154	9,322	9,329
2/16	9,068	9,319	9,325
3/16	9,634	9,968	9,954
4/16	9,652	10,022	9,863
5/16	9,849	10,198	10,055
6/16	9,626	10,221	10,015
7/16	10,141	10,610	10,488
8/16	10,072	10,624	10,436
9/16	10,158	10,633	10,474
10/16	10,012	10,426	10,228
11/16	10,047	10,837	10,451
12/16	10,045	11,040	10,580
1/17	10,512	11,262	10,937
2/17	10,907	11,698	11,391
3/17	11,033	11,705	11,523
4/17	11,419	11,829	11,786
5/17	11,779	11,980	12,093
6/17	11,734	12,064	12,061
7/17	12,093	12,303	12,381
8/17	12,354	12,341	12,608
9/17	12,443	12,604	12,772
10/17	13,018	12,893	13,267
11/17	13,450	13,286	13,670
12/17	13,405	13,434	13,777
1/18	14,675	14,172	14,752
2/18	14,396	13,652	14,366
3/18	14,107	13,342	13,972
4/18	14,261	13,387	14,020
5/18	14,810	13,729	14,635
6/18	15,002	13,818	14,776
7/18	15,349	14,294	15,210
8/18	16,036	14,787	16,041
9/18	16,125	14,843	16,131
10/18	14,774	13,793	14,688
11/18	15,119	14,073	14,844
12/18	13,866	12,792	13,568
1/19	15,236	13,864	14,788
2/19	15,887	14,333	15,317
3/19	16,246	14,583	15,753
4/19	16,808	15,172	16,464
5/19	15,842	14,205	15,424
6/19	16,942	15,202	16,484
7/19	17,234	15,438	16,856
8/19	17,167	15,155	16,727
9/19	17,043	15,418	16,729
10/19	17,392	15,745	17,200
11/19	18,234	16,340	17,964
12/19	18,676	16,812	18,506
1/20	19,053	16,830	18,919
2/20	17,957	15,455	17,631
3/20	16,107	13,412	15,896
4/20	18,517	15,185	18,249
5/20	19,869	15,986	19,474
6/20	20,587	16,339	20,322
7/20	22,121	17,296	21,885
8/20	23,935	18,565	24,144
9/20	22,961	17,887	23,008
10/20	22,267	17,456	22,226
11/20	24,422	19,511	24,502
12/20	25,352	20,336	25,629
1/21	24,960	20,168	25,439
2/21	25,483	20,753	25,433
3/21	25,601	21,538	25,870
4/21	27,498	22,698	27,630
5/21	27,223	22,805	27,248
6/21	28,976	23,377	28,958
7/21	29,970	23,863	29,912
8/21	30,703	24,553	31,030
9/21	28,976	23,425	29,293
10/21	30,938	25,051	31,830
11/21	30,362	24,715	32,024
12/21	30,812	25,716	32,701
1/22	27,365	24,266	29,895
2/22	26,099	23,600	28,625
3/22	26,526	24,396	29,745
4/22	23,109	22,222	26,153
5/22	22,402	22,188	25,545
6/22	20,796	20,330	23,521
7/22	23,197	22,223	26,344
8/22	21,783	21,370	25,117
9/22	19,633	19,393	22,675
10/22	20,841	20,948	24,001
11/22	21,798	22,081	25,094
12/22	20,285	20,797	23,173
1/23	22,023	22,191	25,105
2/23	21,411	21,663	24,807
3/23	22,884	22,349	26,502
4/23	23,199	22,626	26,764
5/23	24,043	22,731	27,984
6/23	25,799	24,266	29,897
7/23	26,544	25,101	30,904
8/23	26,362	24,662	30,627
9/23	24,871	23,503	28,961
10/23	24,391	22,935	28,549
11/23	26,941	25,077	31,661
12/23	28,446	26,314	33,063
1/24	29,258	26,681	33,888
2/24	30,917	28,122	36,200
3/24	31,517	29,024	36,837
4/24	29,981	27,789	35,275
5/24	31,146	29,097	37,386
6/24	33,034	30,060	39,907
7/24	32,628	30,498	39,229
8/24	33,546	31,221	40,046
9/24	34,075	31,888	41,180
10/24	33,881	31,665	41,044
11/24	36,105	33,704	43,706
12/24	35,498	32,764	44,092
1/25	36,500	33,807	44,964
2/25	35,379	33,216	43,349
3/25	32,588	31,294	39,697
4/25	33,232	31,107	40,400
5/25	35,975	33,093	43,975
6/25	38,051	34,769	46,778
7/25	38,886	35,542	48,544
8/25	38,862	36,290	49,087
9/25	39,673	37,548	51,695
10/25	40,747	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	20.26%	12.85%	15.08%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000149257
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Fund I
Class Name	R-6
Trading Symbol	PLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations. For the year, T. Rowe Price Associates, Inc (“T. Rowe”) benefited from an underweight to the consumer staples and real estate sectors, as well as strong stock selection in the financials sector. Brown Advisory, LLC’s (“Brown”) performance was helped by strong stock selection in the real estate and consumer staples sectors, as well as an underweight to the materials sector. T. Rowe and Brown underperformed the Russell 1000 Growth Index (“Index”) for the year. T. Rowe underperformed the Index due to poor stock selection in the health care and consumer discretionary sectors, as well as an overweight to the healthcare and financials sectors. Brown underperformed the Index due to poor stock selection in the information technology and communication services sector, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $41,768	Russell 1000 Index $38,358	Russell 1000 Growth Index $53,572
10/15	10,000	10,000	10,000
11/15	10,089	10,033	10,028
12/15	9,969	9,853	9,881
1/16	9,160	9,322	9,329
2/16	9,076	9,319	9,325
3/16	9,635	9,968	9,954
4/16	9,660	10,022	9,863
5/16	9,860	10,198	10,055
6/16	9,635	10,221	10,015
7/16	10,152	10,610	10,488
8/16	10,086	10,624	10,436
9/16	10,177	10,633	10,474
10/16	10,027	10,426	10,228
11/16	10,060	10,837	10,451
12/16	10,067	11,040	10,580
1/17	10,538	11,262	10,937
2/17	10,939	11,698	11,391
3/17	11,061	11,705	11,523
4/17	11,454	11,829	11,786
5/17	11,811	11,980	12,093
6/17	11,776	12,064	12,061
7/17	12,134	12,303	12,381
8/17	12,396	12,341	12,608
9/17	12,501	12,604	12,772
10/17	13,076	12,893	13,267
11/17	13,512	13,286	13,670
12/17	13,466	13,434	13,777
1/18	14,746	14,172	14,752
2/18	14,475	13,652	14,366
3/18	14,176	13,342	13,972
4/18	14,335	13,387	14,020
5/18	14,895	13,729	14,635
6/18	15,091	13,818	14,776
7/18	15,446	14,294	15,210
8/18	16,142	14,787	16,041
9/18	16,228	14,843	16,131
10/18	14,870	13,793	14,688
11/18	15,224	14,073	14,844
12/18	13,972	12,792	13,568
1/19	15,340	13,864	14,788
2/19	16,003	14,333	15,317
3/19	16,372	14,583	15,753
4/19	16,936	15,172	16,464
5/19	15,970	14,205	15,424
6/19	17,088	15,202	16,484
7/19	17,381	15,438	16,856
8/19	17,327	15,155	16,727
9/19	17,197	15,418	16,729
10/19	17,555	15,745	17,200
11/19	18,402	16,340	17,964
12/19	18,858	16,812	18,506
1/20	19,245	16,830	18,919
2/20	18,130	15,455	17,631
3/20	16,275	13,412	15,896
4/20	18,705	15,185	18,249
5/20	20,091	15,986	19,474
6/20	20,807	16,339	20,322
7/20	22,369	17,296	21,885
8/20	24,212	18,565	24,144
9/20	23,238	17,887	23,008
10/20	22,545	17,456	22,226
11/20	24,717	19,511	24,502
12/20	25,669	20,336	25,629
1/21	25,279	20,168	25,439
2/21	25,808	20,753	25,433
3/21	25,933	21,538	25,870
4/21	27,858	22,698	27,630
5/21	27,594	22,805	27,248
6/21	29,380	23,377	28,958
7/21	30,386	23,863	29,912
8/21	31,140	24,553	31,030
9/21	29,380	23,425	29,293
10/21	31,392	25,051	31,830
11/21	30,813	24,715	32,024
12/21	31,271	25,716	32,701
1/22	27,782	24,266	29,895
2/22	26,502	23,600	28,625
3/22	26,952	24,396	29,745
4/22	23,478	22,222	26,153
5/22	22,760	22,188	25,545
6/22	21,143	20,330	23,521
7/22	23,576	22,223	26,344
8/22	22,141	21,370	25,117
9/22	19,961	19,393	22,675
10/22	21,199	20,948	24,001
11/22	22,169	22,081	25,094
12/22	20,641	20,797	23,173
1/23	22,415	22,191	25,105
2/23	21,803	21,663	24,807
3/23	23,294	22,349	26,502
4/23	23,623	22,626	26,764
5/23	24,487	22,731	27,984
6/23	26,292	24,266	29,897
7/23	27,045	25,101	30,904
8/23	26,873	24,662	30,627
9/23	25,366	23,503	28,961
10/23	24,879	22,935	28,549
11/23	27,485	25,077	31,661
12/23	29,021	26,314	33,063
1/24	29,853	26,681	33,888
2/24	31,568	28,122	36,200
3/24	32,184	29,024	36,837
4/24	30,619	27,789	35,275
5/24	31,818	29,097	37,386
6/24	33,749	30,060	39,907
7/24	33,333	30,498	39,229
8/24	34,299	31,221	40,046
9/24	34,848	31,888	41,180
10/24	34,648	31,665	41,044
11/24	36,913	33,704	43,706
12/24	36,312	32,764	44,092
1/25	37,342	33,807	44,964
2/25	36,202	33,216	43,349
3/25	33,353	31,294	39,697
4/25	34,032	31,107	40,400
5/25	36,837	33,093	43,975
6/25	38,963	34,769	46,778
7/25	39,840	35,542	48,544
8/25	39,818	36,290	49,087
9/25	40,651	37,548	51,695
10/25	41,768	38,358	53,572

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	20.55%	13.13%	15.37%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Growth Index	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 8,446,759,000
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 54,304,000
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$8,446,759 Total Number of Portfolio Holdings413 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$54,304
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.84%
Investment Companies	2.05%
Convertible Preferred Stocks	0.19%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	45.17%
Communications	22.28%
Consumer, Non-cyclical	12.65%
Industrial	6.91%
Financial	6.80%
Consumer, Cyclical	4.11%
Money Market Funds	1.83%
Exchange-Traded Funds	0.22%
Basic Materials	0.05%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	(0.08)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019174
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Class A
Trading Symbol	PLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $36,968	S&P 500 Index $39,196
10/15	9,847	10,000
11/15	9,874	10,030
12/15	9,713	9,872
1/16	9,229	9,382
2/16	9,209	9,369
3/16	9,836	10,005
4/16	9,870	10,043
5/16	10,041	10,224
6/16	10,061	10,250
7/16	10,429	10,628
8/16	10,436	10,643
9/16	10,436	10,645
10/16	10,238	10,451
11/16	10,613	10,838
12/16	10,823	11,052
1/17	11,019	11,262
2/17	11,454	11,709
3/17	11,461	11,723
4/17	11,573	11,843
5/17	11,735	12,010
6/17	11,805	12,085
7/17	12,043	12,333
8/17	12,072	12,371
9/17	12,317	12,626
10/17	12,598	12,921
11/17	12,983	13,317
12/17	13,121	13,465
1/18	13,870	14,236
2/18	13,353	13,711
3/18	13,009	13,363
4/18	13,054	13,414
5/18	13,361	13,737
6/18	13,443	13,822
7/18	13,929	14,336
8/18	14,379	14,803
9/18	14,461	14,887
10/18	13,465	13,870
11/18	13,735	14,153
12/18	12,488	12,875
1/19	13,491	13,906
2/19	13,916	14,353
3/19	14,181	14,632
4/19	14,751	15,224
5/19	13,812	14,257
6/19	14,775	15,262
7/19	14,983	15,481
8/19	14,743	15,236
9/19	15,016	15,521
10/19	15,329	15,857
11/19	15,882	16,433
12/19	16,353	16,928
1/20	16,344	16,922
2/20	14,989	15,529
3/20	13,135	13,611
4/20	14,815	15,356
5/20	15,513	16,087
6/20	15,812	16,407
7/20	16,702	17,332
8/20	17,891	18,578
9/20	17,209	17,872
10/20	16,743	17,397
11/20	18,572	19,301
12/20	19,277	20,043
1/21	19,071	19,841
2/21	19,589	20,388
3/21	20,447	21,281
4/21	21,528	22,416
5/21	21,671	22,573
6/21	22,162	23,100
7/21	22,680	23,649
8/21	23,368	24,368
9/21	22,269	23,234
10/21	23,823	24,862
11/21	23,645	24,690
12/21	24,693	25,797
1/22	23,411	24,462
2/22	22,709	23,729
3/22	23,543	24,610
4/22	21,487	22,464
5/22	21,518	22,505
6/22	19,736	20,648
7/22	21,538	22,552
8/22	20,663	21,632
9/22	18,749	19,640
10/22	20,266	21,230
11/22	21,385	22,416
12/22	20,143	21,125
1/23	21,408	22,452
2/23	20,875	21,904
3/23	21,638	22,708
4/23	21,962	23,063
5/23	22,046	23,163
6/23	23,499	24,693
7/23	24,241	25,487
8/23	23,844	25,081
9/23	22,705	23,885
10/23	22,213	23,383
11/23	24,241	25,518
12/23	25,328	26,678
1/24	25,741	27,126
2/24	27,110	28,574
3/24	27,980	29,494
4/24	26,828	28,289
5/24	28,143	29,692
6/24	29,153	30,757
7/24	29,490	31,132
8/24	30,196	31,887
9/24	30,837	32,568
10/24	30,544	32,272
11/24	32,326	34,167
12/24	31,542	33,352
1/25	32,411	34,281
2/25	31,988	33,834
3/25	30,172	31,928
4/25	29,960	31,711
5/25	31,832	33,707
6/25	33,447	35,421
7/25	34,183	36,216
8/25	34,874	36,950
9/25	36,133	38,299
10/25	36,968	39,196

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	21.03%	17.16%	14.14%
Class A Shares Including Sales Charge	19.21%	16.81%	13.97%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,842,914,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,592,000
InvestmentCompanyPortfolioTurnover	4.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,842,914 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 4.2% Total Advisory Fees Paid (amount in thousands)$7,592
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019173
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Class J
Trading Symbol	PSPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $37,794	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,020	10,030
12/15	9,860	9,872
1/16	9,371	9,382
2/16	9,357	9,369
3/16	9,986	10,005
4/16	10,021	10,043
5/16	10,195	10,224
6/16	10,223	10,250
7/16	10,594	10,628
8/16	10,608	10,643
9/16	10,601	10,645
10/16	10,405	10,451
11/16	10,789	10,838
12/16	10,998	11,052
1/17	11,200	11,262
2/17	11,639	11,709
3/17	11,653	11,723
4/17	11,769	11,843
5/17	11,927	12,010
6/17	11,999	12,085
7/17	12,244	12,333
8/17	12,280	12,371
9/17	12,524	12,626
10/17	12,812	12,921
11/17	13,201	13,317
12/17	13,345	13,465
1/18	14,107	14,236
2/18	13,584	13,711
3/18	13,230	13,363
4/18	13,276	13,414
5/18	13,599	13,737
6/18	13,676	13,822
7/18	14,176	14,336
8/18	14,637	14,803
9/18	14,714	14,887
10/18	13,707	13,870
11/18	13,984	14,153
12/18	12,712	12,875
1/19	13,736	13,906
2/19	14,166	14,353
3/19	14,438	14,632
4/19	15,016	15,224
5/19	14,058	14,257
6/19	15,049	15,262
7/19	15,256	15,481
8/19	15,016	15,236
9/19	15,289	15,521
10/19	15,619	15,857
11/19	16,181	16,433
12/19	16,659	16,928
1/20	16,651	16,922
2/20	15,280	15,529
3/20	13,388	13,611
4/20	15,092	15,356
5/20	15,811	16,087
6/20	16,111	16,407
7/20	17,019	17,332
8/20	18,235	18,578
9/20	17,542	17,872
10/20	17,071	17,397
11/20	18,929	19,301
12/20	19,648	20,043
1/21	19,446	19,841
2/21	19,980	20,388
3/21	20,847	21,281
4/21	21,943	22,416
5/21	22,091	22,573
6/21	22,598	23,100
7/21	23,132	23,649
8/21	23,823	24,368
9/21	22,708	23,234
10/21	24,293	24,862
11/21	24,118	24,690
12/21	25,195	25,797
1/22	23,879	24,462
2/22	23,164	23,729
3/22	24,016	24,610
4/22	21,911	22,464
5/22	21,954	22,505
6/22	20,133	20,648
7/22	21,985	22,552
8/22	21,080	21,632
9/22	19,133	19,640
10/22	20,680	21,230
11/22	21,827	22,416
12/22	20,556	21,125
1/23	21,844	22,452
2/23	21,303	21,904
3/23	22,082	22,708
4/23	22,417	23,063
5/23	22,514	23,163
6/23	23,986	24,693
7/23	24,754	25,487
8/23	24,354	25,081
9/23	23,185	23,885
10/23	22,688	23,383
11/23	24,754	25,518
12/23	25,865	26,678
1/24	26,293	27,126
2/24	27,690	28,574
3/24	28,579	29,494
4/24	27,408	28,289
5/24	28,759	29,692
6/24	29,784	30,757
7/24	30,133	31,132
8/24	30,854	31,887
9/24	31,507	32,568
10/24	31,214	32,272
11/24	33,038	34,167
12/24	32,246	33,352
1/25	33,125	34,281
2/25	32,685	33,834
3/25	30,836	31,928
4/25	30,617	31,711
5/25	32,535	33,707
6/25	34,188	35,421
7/25	34,939	36,216
8/25	35,644	36,950
9/25	36,939	38,299
10/25	37,794	39,196

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	21.08%	17.23%	14.22%
Class J Shares Including Sales Charge	20.08%	17.23%	14.22%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,842,914,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,592,000
InvestmentCompanyPortfolioTurnover	4.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,842,914 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 4.2% Total Advisory Fees Paid (amount in thousands)$7,592
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019172
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	Institutional
Trading Symbol	PLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $38,545	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,027	10,030
12/15	9,869	9,872
1/16	9,383	9,382
2/16	9,369	9,369
3/16	10,001	10,005
4/16	10,035	10,043
5/16	10,216	10,224
6/16	10,244	10,250
7/16	10,618	10,628
8/16	10,632	10,643
9/16	10,632	10,645
10/16	10,431	10,451
11/16	10,820	10,838
12/16	11,029	11,052
1/17	11,237	11,262
2/17	11,681	11,709
3/17	11,695	11,723
4/17	11,810	11,843
5/17	11,975	12,010
6/17	12,053	12,085
7/17	12,297	12,333
8/17	12,333	12,371
9/17	12,583	12,626
10/17	12,877	12,921
11/17	13,271	13,317
12/17	13,417	13,465
1/18	14,183	14,236
2/18	13,655	13,711
3/18	13,310	13,363
4/18	13,356	13,414
5/18	13,678	13,737
6/18	13,762	13,822
7/18	14,268	14,336
8/18	14,735	14,803
9/18	14,812	14,887
10/18	13,800	13,870
11/18	14,076	14,153
12/18	12,807	12,875
1/19	13,837	13,906
2/19	14,274	14,353
3/19	14,554	14,632
4/19	15,140	15,224
5/19	14,175	14,257
6/19	15,172	15,262
7/19	15,387	15,481
8/19	15,148	15,236
9/19	15,428	15,521
10/19	15,758	15,857
11/19	16,326	16,433
12/19	16,819	16,928
1/20	16,810	16,922
2/20	15,424	15,529
3/20	13,515	13,611
4/20	15,244	15,356
5/20	15,972	16,087
6/20	16,280	16,407
7/20	17,196	17,332
8/20	18,428	18,578
9/20	17,726	17,872
10/20	17,255	17,397
11/20	19,138	19,301
12/20	19,870	20,043
1/21	19,667	19,841
2/21	20,202	20,388
3/21	21,087	21,281
4/21	22,211	22,416
5/21	22,358	22,573
6/21	22,875	23,100
7/21	23,418	23,649
8/21	24,128	24,368
9/21	23,004	23,234
10/21	24,607	24,862
11/21	24,432	24,690
12/21	25,517	25,797
1/22	24,192	24,462
2/22	23,466	23,729
3/22	24,339	24,610
4/22	22,213	22,464
5/22	22,255	22,505
6/22	20,414	20,648
7/22	22,287	22,552
8/22	21,382	21,632
9/22	19,414	19,640
10/22	20,982	21,230
11/22	22,150	22,416
12/22	20,866	21,125
1/23	22,177	22,452
2/23	21,635	21,904
3/23	22,426	22,708
4/23	22,772	23,063
5/23	22,859	23,163
6/23	24,365	24,693
7/23	25,145	25,487
8/23	24,744	25,081
9/23	23,563	23,885
10/23	23,065	23,383
11/23	25,167	25,518
12/23	26,298	26,678
1/24	26,738	27,126
2/24	28,160	28,574
3/24	29,063	29,494
4/24	27,878	28,289
5/24	29,255	29,692
6/24	30,305	30,757
7/24	30,666	31,132
8/24	31,400	31,887
9/24	32,066	32,568
10/24	31,772	32,272
11/24	33,634	34,167
12/24	32,828	33,352
1/25	33,744	34,281
2/25	33,292	33,834
3/25	31,414	31,928
4/25	31,193	31,711
5/25	33,165	33,707
6/25	34,846	35,421
7/25	35,623	36,216
8/25	36,342	36,950
9/25	37,664	38,299
10/25	38,545	39,196

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	21.32%	17.44%	14.45%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,842,914,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,592,000
InvestmentCompanyPortfolioTurnover	4.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,842,914 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 4.2% Total Advisory Fees Paid (amount in thousands)$7,592
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019169
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	R-3
Trading Symbol	PLFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $36,427	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,020	10,030
12/15	9,856	9,872
1/16	9,366	9,382
2/16	9,345	9,369
3/16	9,974	10,005
4/16	10,008	10,043
5/16	10,181	10,224
6/16	10,202	10,250
7/16	10,568	10,628
8/16	10,575	10,643
9/16	10,575	10,645
10/16	10,374	10,451
11/16	10,747	10,838
12/16	10,952	11,052
1/17	11,157	11,262
2/17	11,590	11,709
3/17	11,597	11,723
4/17	11,710	11,843
5/17	11,866	12,010
6/17	11,930	12,085
7/17	12,171	12,333
8/17	12,199	12,371
9/17	12,447	12,626
10/17	12,724	12,921
11/17	13,107	13,317
12/17	13,247	13,465
1/18	13,994	14,236
2/18	13,473	13,711
3/18	13,119	13,363
4/18	13,164	13,414
5/18	13,473	13,737
6/18	13,549	13,822
7/18	14,047	14,336
8/18	14,492	14,803
9/18	14,567	14,887
10/18	13,564	13,870
11/18	13,828	14,153
12/18	12,579	12,875
1/19	13,579	13,906
2/19	14,006	14,353
3/19	14,272	14,632
4/19	14,836	15,224
5/19	13,885	14,257
6/19	14,860	15,262
7/19	15,062	15,481
8/19	14,820	15,236
9/19	15,086	15,521
10/19	15,400	15,857
11/19	15,948	16,433
12/19	16,424	16,928
1/20	16,407	16,922
2/20	15,050	15,529
3/20	13,186	13,611
4/20	14,859	15,356
5/20	15,558	16,087
6/20	15,858	16,407
7/20	16,740	17,332
8/20	17,930	18,578
9/20	17,239	17,872
10/20	16,773	17,397
11/20	18,596	19,301
12/20	19,296	20,043
1/21	19,091	19,841
2/21	19,608	20,388
3/21	20,446	21,281
4/21	21,525	22,416
5/21	21,659	22,573
6/21	22,149	23,100
7/21	22,667	23,649
8/21	23,335	24,368
9/21	22,239	23,234
10/21	23,781	24,862
11/21	23,603	24,690
12/21	24,650	25,797
1/22	23,354	24,462
2/22	22,645	23,729
3/22	23,475	24,610
4/22	21,409	22,464
5/22	21,440	22,505
6/22	19,657	20,648
7/22	21,460	22,552
8/22	20,569	21,632
9/22	18,665	19,640
10/22	20,164	21,230
11/22	21,278	22,416
12/22	20,044	21,125
1/23	21,287	22,452
2/23	20,759	21,904
3/23	21,505	22,708
4/23	21,826	23,063
5/23	21,909	23,163
6/23	23,338	24,693
7/23	24,074	25,487
8/23	23,670	25,081
9/23	22,530	23,885
10/23	22,043	23,383
11/23	24,042	25,518
12/23	25,116	26,678
1/24	25,524	27,126
2/24	26,866	28,574
3/24	27,725	29,494
4/24	26,576	28,289
5/24	27,875	29,692
6/24	28,863	30,757
7/24	29,196	31,132
8/24	29,883	31,887
9/24	30,496	32,568
10/24	30,206	32,272
11/24	31,967	34,167
12/24	31,179	33,352
1/25	32,024	34,281
2/25	31,596	33,834
3/25	29,796	31,928
4/25	29,576	31,711
5/25	31,420	33,707
6/25	33,001	35,421
7/25	33,715	36,216
8/25	34,385	36,950
9/25	35,614	38,299
10/25	36,427	39,196

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	20.60%	16.78%	13.80%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,842,914,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,592,000
InvestmentCompanyPortfolioTurnover	4.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,842,914 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 4.2% Total Advisory Fees Paid (amount in thousands)$7,592
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019170
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Fund
Class Name	R-5
Trading Symbol	PLFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the S&P 500 Index (the "Index"). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the Index posted positive returns as information technology and communication services posted the best returns for the year. The materials and real estate sectors recorded the worst returns. Palantir Technologies, Broadcom, and Tesla contributed to Fund performance. Fiserv, Chipotle Mexican Grill, and UnitedHealth Group detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $37,601	S&P 500 Index $39,196
10/15	10,000	10,000
11/15	10,027	10,030
12/15	9,870	9,872
1/16	9,377	9,382
2/16	9,356	9,369
3/16	9,993	10,005
4/16	10,028	10,043
5/16	10,206	10,224
6/16	10,226	10,250
7/16	10,596	10,628
8/16	10,610	10,643
9/16	10,610	10,645
10/16	10,411	10,451
11/16	10,795	10,838
12/16	11,004	11,052
1/17	11,209	11,262
2/17	11,646	11,709
3/17	11,653	11,723
4/17	11,773	11,843
5/17	11,935	12,010
6/17	12,005	12,085
7/17	12,245	12,333
8/17	12,280	12,371
9/17	12,527	12,626
10/17	12,816	12,921
11/17	13,204	13,317
12/17	13,343	13,465
1/18	14,102	14,236
2/18	13,576	13,711
3/18	13,230	13,363
4/18	13,275	13,414
5/18	13,591	13,737
6/18	13,673	13,822
7/18	14,170	14,336
8/18	14,628	14,803
9/18	14,711	14,887
10/18	13,696	13,870
11/18	13,974	14,153
12/18	12,708	12,875
1/19	13,722	13,906
2/19	14,157	14,353
3/19	14,431	14,632
4/19	15,011	15,224
5/19	14,052	14,257
6/19	15,035	15,262
7/19	15,244	15,481
8/19	15,003	15,236
9/19	15,277	15,521
10/19	15,607	15,857
11/19	16,162	16,433
12/19	16,644	16,928
1/20	16,636	16,922
2/20	15,260	15,529
3/20	13,375	13,611
4/20	15,076	15,356
5/20	15,794	16,087
6/20	16,094	16,407
7/20	16,994	17,332
8/20	18,212	18,578
9/20	17,511	17,872
10/20	17,044	17,397
11/20	18,904	19,301
12/20	19,614	20,043
1/21	19,417	19,841
2/21	19,945	20,388
3/21	20,804	21,281
4/21	21,905	22,416
5/21	22,057	22,573
6/21	22,558	23,100
7/21	23,086	23,649
8/21	23,775	24,368
9/21	22,666	23,234
10/21	24,241	24,862
11/21	24,071	24,690
12/21	25,134	25,797
1/22	23,822	24,462
2/22	23,110	23,729
3/22	23,954	24,610
4/22	21,859	22,464
5/22	21,890	22,505
6/22	20,079	20,648
7/22	21,920	22,552
8/22	21,025	21,632
9/22	19,082	19,640
10/22	20,618	21,230
11/22	21,768	22,416
12/22	20,503	21,125
1/23	21,787	22,452
2/23	21,244	21,904
3/23	22,016	22,708
4/23	22,350	23,063
5/23	22,444	23,163
6/23	23,916	24,693
7/23	24,668	25,487
8/23	24,271	25,081
9/23	23,102	23,885
10/23	22,611	23,383
11/23	24,668	25,518
12/23	25,782	26,678
1/24	26,205	27,126
2/24	27,593	28,574
3/24	28,471	29,494
4/24	27,300	28,289
5/24	28,644	29,692
6/24	29,663	30,757
7/24	30,010	31,132
8/24	30,726	31,887
9/24	31,376	32,568
10/24	31,084	32,272
11/24	32,894	34,167
12/24	32,099	33,352
1/25	32,977	34,281
2/25	32,544	33,834
3/25	30,699	31,928
4/25	30,477	31,711
5/25	32,388	33,707
6/25	34,022	35,421
7/25	34,778	36,216
8/25	35,467	36,950
9/25	36,745	38,299
10/25	37,601	39,196

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	20.97%	17.15%	14.16%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 10,842,914,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 7,592,000
InvestmentCompanyPortfolioTurnover	4.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$10,842,914 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 4.2% Total Advisory Fees Paid (amount in thousands)$7,592
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.84%
Investment Companies	2.82%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	33.26%
Communications	16.32%
Financial	13.19%
Consumer, Non-cyclical	12.92%
Consumer, Cyclical	7.73%
Industrial	7.12%
Energy	2.76%
Money Market Funds	2.52%
Utilities	2.27%
Basic Materials	1.27%
Exchange-Traded Funds	0.30%
Other Assets and LiabilitiesFootnote Reference*	0.34%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019464
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	Class J
Trading Symbol	PLVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $24,899	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,793	9,853	9,822
1/16	9,308	9,322	9,315
2/16	9,253	9,319	9,312
3/16	9,813	9,968	9,983
4/16	10,021	10,022	10,193
5/16	10,125	10,198	10,351
6/16	10,181	10,221	10,441
7/16	10,464	10,610	10,744
8/16	10,520	10,624	10,827
9/16	10,444	10,633	10,804
10/16	10,305	10,426	10,637
11/16	10,859	10,837	11,245
12/16	11,044	11,040	11,526
1/17	11,123	11,262	11,608
2/17	11,506	11,698	12,025
3/17	11,455	11,705	11,902
4/17	11,492	11,829	11,880
5/17	11,557	11,980	11,868
6/17	11,773	12,064	12,062
7/17	11,881	12,303	12,223
8/17	11,730	12,341	12,080
9/17	12,083	12,604	12,438
10/17	12,221	12,893	12,528
11/17	12,639	13,286	12,912
12/17	12,870	13,434	13,100
1/18	13,509	14,172	13,607
2/18	12,816	13,652	12,957
3/18	12,562	13,342	12,729
4/18	12,655	13,387	12,771
5/18	12,747	13,729	12,847
6/18	12,816	13,818	12,879
7/18	13,386	14,294	13,389
8/18	13,578	14,787	13,587
9/18	13,702	14,843	13,614
10/18	12,924	13,793	12,909
11/18	13,271	14,073	13,294
12/18	12,070	12,792	12,017
1/19	12,889	13,864	12,953
2/19	13,239	14,333	13,367
3/19	13,333	14,583	13,452
4/19	13,854	15,172	13,929
5/19	13,051	14,205	13,033
6/19	13,922	15,202	13,969
7/19	14,144	15,438	14,085
8/19	13,990	15,155	13,670
9/19	14,357	15,418	14,158
10/19	14,494	15,745	14,356
11/19	14,963	16,340	14,800
12/19	15,210	16,812	15,207
1/20	14,829	16,830	14,880
2/20	13,404	15,455	13,439
3/20	11,108	13,412	11,142
4/20	12,361	15,185	12,395
5/20	12,923	15,986	12,820
6/20	12,833	16,339	12,735
7/20	13,295	17,296	13,238
8/20	13,804	18,565	13,785
9/20	13,468	17,887	13,447
10/20	13,314	17,456	13,270
11/20	15,092	19,511	15,055
12/20	15,658	20,336	15,632
1/21	15,438	20,168	15,489
2/21	16,339	20,753	16,425
3/21	17,304	21,538	17,392
4/21	18,031	22,698	18,087
5/21	18,362	22,805	18,509
6/21	18,150	23,377	18,297
7/21	18,205	23,863	18,444
8/21	18,518	24,553	18,809
9/21	17,939	23,425	18,155
10/21	19,033	25,051	19,077
11/21	18,288	24,715	18,404
12/21	19,407	25,716	19,565
1/22	19,035	24,266	19,110
2/22	18,844	23,600	18,888
3/22	19,307	24,396	19,421
4/22	18,210	22,222	18,326
5/22	18,733	22,188	18,682
6/22	17,184	20,330	17,050
7/22	18,250	22,223	18,180
8/22	17,838	21,370	17,638
9/22	16,339	19,393	16,092
10/22	18,120	20,948	17,742
11/22	19,146	22,081	18,850
12/22	18,379	20,797	18,091
1/23	19,133	22,191	19,028
2/23	18,368	21,663	18,357
3/23	18,136	22,349	18,273
4/23	18,513	22,626	18,548
5/23	17,836	22,731	17,832
6/23	18,978	24,266	19,017
7/23	19,688	25,101	19,686
8/23	19,200	24,662	19,154
9/23	18,513	23,503	18,415
10/23	18,036	22,935	17,765
11/23	19,255	25,077	19,106
12/23	20,159	26,314	20,164
1/24	20,262	26,681	20,185
2/24	20,936	28,122	20,930
3/24	21,907	29,024	21,976
4/24	21,073	27,789	21,037
5/24	21,690	29,097	21,704
6/24	21,588	30,060	21,500
7/24	22,410	30,498	22,599
8/24	22,913	31,221	23,205
9/24	23,313	31,888	23,527
10/24	23,210	31,665	23,269
11/24	24,525	33,704	24,754
12/24	23,040	32,764	23,061
1/25	23,920	33,807	24,129
2/25	23,846	33,216	24,227
3/25	22,978	31,294	23,554
4/25	22,222	31,107	22,836
5/25	22,904	33,093	23,638
6/25	23,833	34,769	24,446
7/25	23,994	35,542	24,586
8/25	24,725	36,290	25,370
9/25	24,887	37,548	25,749
10/25	24,899	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.28%	13.34%	9.55%
Class J Shares Including Sales Charge	6.29%	13.34%	9.55%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,868,719,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 23,357,000
InvestmentCompanyPortfolioTurnover	60.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,868,719 Total Number of Portfolio Holdings883 Portfolio Turnover Rate 60.5% Total Advisory Fees Paid (amount in thousands)$23,357
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019463
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	Institutional
Trading Symbol	PLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $25,629	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,795	9,853	9,822
1/16	9,315	9,322	9,315
2/16	9,261	9,319	9,312
3/16	9,830	9,968	9,983
4/16	10,035	10,022	10,193
5/16	10,138	10,198	10,351
6/16	10,200	10,221	10,441
7/16	10,488	10,610	10,744
8/16	10,549	10,624	10,827
9/16	10,467	10,633	10,804
10/16	10,337	10,426	10,637
11/16	10,899	10,837	11,245
12/16	11,085	11,040	11,526
1/17	11,164	11,262	11,608
2/17	11,551	11,698	12,025
3/17	11,500	11,705	11,902
4/17	11,543	11,829	11,880
5/17	11,608	11,980	11,868
6/17	11,830	12,064	12,062
7/17	11,944	12,303	12,223
8/17	11,794	12,341	12,080
9/17	12,152	12,604	12,438
10/17	12,295	12,893	12,528
11/17	12,718	13,286	12,912
12/17	12,954	13,434	13,100
1/18	13,597	14,172	13,607
2/18	12,908	13,652	12,957
3/18	12,656	13,342	12,729
4/18	12,755	13,387	12,771
5/18	12,847	13,729	12,847
6/18	12,924	13,818	12,879
7/18	13,498	14,294	13,389
8/18	13,696	14,787	13,587
9/18	13,827	14,843	13,614
10/18	13,046	13,793	12,909
11/18	13,398	14,073	13,294
12/18	12,191	12,792	12,017
1/19	13,015	13,864	12,953
2/19	13,381	14,333	13,367
3/19	13,474	14,583	13,452
4/19	14,001	15,172	13,929
5/19	13,194	14,205	13,033
6/19	14,078	15,202	13,969
7/19	14,307	15,438	14,085
8/19	14,163	15,155	13,670
9/19	14,537	15,418	14,158
10/19	14,681	15,745	14,356
11/19	15,157	16,340	14,800
12/19	15,417	16,812	15,207
1/20	15,028	16,830	14,880
2/20	13,587	15,455	13,439
3/20	11,269	13,412	11,142
4/20	12,537	15,185	12,395
5/20	13,107	15,986	12,820
6/20	13,017	16,339	12,735
7/20	13,497	17,296	13,238
8/20	14,013	18,565	13,785
9/20	13,678	17,887	13,447
10/20	13,533	17,456	13,270
11/20	15,336	19,511	15,055
12/20	15,911	20,336	15,632
1/21	15,699	20,168	15,489
2/21	16,610	20,753	16,425
3/21	17,604	21,538	17,392
4/21	18,349	22,698	18,087
5/21	18,680	22,805	18,509
6/21	18,478	23,377	18,297
7/21	18,533	23,863	18,444
8/21	18,855	24,553	18,809
9/21	18,276	23,425	18,155
10/21	19,389	25,051	19,077
11/21	18,634	24,715	18,404
12/21	19,784	25,716	19,565
1/22	19,412	24,266	19,110
2/22	19,210	23,600	18,888
3/22	19,694	24,396	19,421
4/22	18,585	22,222	18,326
5/22	19,109	22,188	18,682
6/22	17,537	20,330	17,050
7/22	18,635	22,223	18,180
8/22	18,222	21,370	17,638
9/22	16,690	19,393	16,092
10/22	18,504	20,948	17,742
11/22	19,563	22,081	18,850
12/22	18,791	20,797	18,091
1/23	19,558	22,191	19,028
2/23	18,780	21,663	18,357
3/23	18,547	22,349	18,273
4/23	18,947	22,626	18,548
5/23	18,258	22,731	17,832
6/23	19,425	24,266	19,017
7/23	20,158	25,101	19,686
8/23	19,658	24,662	19,154
9/23	18,958	23,503	18,415
10/23	18,480	22,935	17,765
11/23	19,725	25,077	19,106
12/23	20,664	26,314	20,164
1/24	20,768	26,681	20,185
2/24	21,468	28,122	20,930
3/24	22,467	29,024	21,976
4/24	21,617	27,789	21,037
5/24	22,249	29,097	21,704
6/24	22,145	30,060	21,500
7/24	22,995	30,498	22,599
8/24	23,523	31,221	23,205
9/24	23,936	31,888	23,527
10/24	23,833	31,665	23,269
11/24	25,176	33,704	24,754
12/24	23,661	32,764	23,061
1/25	24,571	33,807	24,129
2/25	24,508	33,216	24,227
3/25	23,612	31,294	23,554
4/25	22,852	31,107	22,836
5/25	23,549	33,093	23,638
6/25	24,521	34,769	24,446
7/25	24,683	35,542	24,586
8/25	25,430	36,290	25,370
9/25	25,617	37,548	25,749
10/25	25,629	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	7.54%	13.62%	9.87%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,868,719,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 23,357,000
InvestmentCompanyPortfolioTurnover	60.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,868,719 Total Number of Portfolio Holdings883 Portfolio Turnover Rate 60.5% Total Advisory Fees Paid (amount in thousands)$23,357
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019460
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	R-3
Trading Symbol	PPSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $24,235	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,012	10,033	10,038
12/15	9,784	9,853	9,822
1/16	9,303	9,322	9,315
2/16	9,244	9,319	9,312
3/16	9,804	9,968	9,983
4/16	10,001	10,022	10,193
5/16	10,107	10,198	10,351
6/16	10,159	10,221	10,441
7/16	10,449	10,610	10,744
8/16	10,495	10,624	10,827
9/16	10,416	10,633	10,804
10/16	10,278	10,426	10,637
11/16	10,831	10,837	11,245
12/16	11,011	11,040	11,526
1/17	11,086	11,262	11,608
2/17	11,468	11,698	12,025
3/17	11,407	11,705	11,902
4/17	11,441	11,829	11,880
5/17	11,503	11,980	11,868
6/17	11,721	12,064	12,062
7/17	11,824	12,303	12,223
8/17	11,673	12,341	12,080
9/17	12,022	12,604	12,438
10/17	12,158	12,893	12,528
11/17	12,575	13,286	12,912
12/17	12,801	13,434	13,100
1/18	13,430	14,172	13,607
2/18	12,736	13,652	12,957
3/18	12,482	13,342	12,729
4/18	12,576	13,387	12,771
5/18	12,663	13,729	12,847
6/18	12,728	13,818	12,879
7/18	13,293	14,294	13,389
8/18	13,474	14,787	13,587
9/18	13,597	14,843	13,614
10/18	12,822	13,793	12,909
11/18	13,163	14,073	13,294
12/18	11,974	12,792	12,017
1/19	12,776	13,864	12,953
2/19	13,125	14,333	13,367
3/19	13,212	14,583	13,452
4/19	13,728	15,172	13,929
5/19	12,926	14,205	13,033
6/19	13,792	15,202	13,969
7/19	14,006	15,438	14,085
8/19	13,855	15,155	13,670
9/19	14,213	15,418	14,158
10/19	14,348	15,745	14,356
11/19	14,816	16,340	14,800
12/19	15,053	16,812	15,207
1/20	14,668	16,830	14,880
2/20	13,258	15,455	13,439
3/20	10,984	13,412	11,142
4/20	12,226	15,185	12,395
5/20	12,771	15,986	12,820
6/20	12,679	16,339	12,735
7/20	13,140	17,296	13,238
8/20	13,635	18,565	13,785
9/20	13,308	17,887	13,447
10/20	13,149	17,456	13,270
11/20	14,902	19,511	15,055
12/20	15,459	20,336	15,632
1/21	15,239	20,168	15,489
2/21	16,119	20,753	16,425
3/21	17,068	21,538	17,392
4/21	17,788	22,698	18,087
5/21	18,102	22,805	18,509
6/21	17,898	23,377	18,297
7/21	17,941	23,863	18,444
8/21	18,246	24,553	18,809
9/21	17,670	23,425	18,155
10/21	18,745	25,051	19,077
11/21	18,008	24,715	18,404
12/21	19,111	25,716	19,565
1/22	18,734	24,266	19,110
2/22	18,541	23,600	18,888
3/22	18,992	24,396	19,421
4/22	17,907	22,222	18,326
5/22	18,413	22,188	18,682
6/22	16,888	20,330	17,050
7/22	17,935	22,223	18,180
8/22	17,531	21,370	17,638
9/22	16,051	19,393	16,092
10/22	17,788	20,948	17,742
11/22	18,799	22,081	18,850
12/22	18,039	20,797	18,091
1/23	18,771	22,191	19,028
2/23	18,019	21,663	18,357
3/23	17,789	22,349	18,273
4/23	18,160	22,626	18,548
5/23	17,489	22,731	17,832
6/23	18,610	24,266	19,017
7/23	19,301	25,101	19,686
8/23	18,811	24,662	19,154
9/23	18,130	23,503	18,415
10/23	17,669	22,935	17,765
11/23	18,851	25,077	19,106
12/23	19,733	26,314	20,164
1/24	19,825	26,681	20,185
2/24	20,483	28,122	20,930
3/24	21,428	29,024	21,976
4/24	20,606	27,789	21,037
5/24	21,202	29,097	21,704
6/24	21,099	30,060	21,500
7/24	21,890	30,498	22,599
8/24	22,383	31,221	23,205
9/24	22,763	31,888	23,527
10/24	22,650	31,665	23,269
11/24	23,934	33,704	24,754
12/24	22,468	32,764	23,061
1/25	23,329	33,807	24,129
2/25	23,252	33,216	24,227
3/25	22,390	31,294	23,554
4/25	21,661	31,107	22,836
5/25	22,313	33,093	23,638
6/25	23,219	34,769	24,446
7/25	23,373	35,542	24,586
8/25	24,069	36,290	25,370
9/25	24,235	37,548	25,749
10/25	24,235	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	7.00%	13.01%	9.26%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,868,719,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 23,357,000
InvestmentCompanyPortfolioTurnover	60.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,868,719 Total Number of Portfolio Holdings883 Portfolio Turnover Rate 60.5% Total Advisory Fees Paid (amount in thousands)$23,357
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019461
Shareholder Report [Line Items]
Fund Name	LargeCap Value Fund III
Class Name	R-5
Trading Symbol	PPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index, and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)). Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) benefited from strong stock selection in the industrials, consumer discretionary, and utilities sectors. Barrow Hanley’s performance was also helped by an underweight to the healthcare sector. Westwood Management Corp (“Westwood”) benefited from strong stock selection in the consumer discretionary sector, as well as an underweight to the healthcare and materials sectors. Barrow Hanley and Westwood underperformed the Russell 1000 Value Index (“Index”) during the year. Barrow Hanley underperformed the Index due to poor stock selection in the healthcare and financials sectors, as well as an underweight to the financials sector. Westwood underperformed the Index due to poor stock selection in the information technology and industrials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $24,989	Russell 1000 Index $38,358	Russell 1000 Value Index $25,863
10/15	10,000	10,000	10,000
11/15	10,019	10,033	10,038
12/15	9,792	9,853	9,822
1/16	9,309	9,322	9,315
2/16	9,255	9,319	9,312
3/16	9,819	9,968	9,983
4/16	10,023	10,022	10,193
5/16	10,125	10,198	10,351
6/16	10,180	10,221	10,441
7/16	10,472	10,610	10,744
8/16	10,526	10,624	10,827
9/16	10,445	10,633	10,804
10/16	10,309	10,426	10,637
11/16	10,866	10,837	11,245
12/16	11,053	11,040	11,526
1/17	11,131	11,262	11,608
2/17	11,514	11,698	12,025
3/17	11,457	11,705	11,902
4/17	11,500	11,829	11,880
5/17	11,563	11,980	11,868
6/17	11,783	12,064	12,062
7/17	11,889	12,303	12,223
8/17	11,741	12,341	12,080
9/17	12,095	12,604	12,438
10/17	12,229	12,893	12,528
11/17	12,655	13,286	12,912
12/17	12,887	13,434	13,100
1/18	13,521	14,172	13,607
2/18	12,834	13,652	12,957
3/18	12,577	13,342	12,729
4/18	12,676	13,387	12,771
5/18	12,766	13,729	12,847
6/18	12,834	13,818	12,879
7/18	13,408	14,294	13,389
8/18	13,597	14,787	13,587
9/18	13,725	14,843	13,614
10/18	12,947	13,793	12,909
11/18	13,287	14,073	13,294
12/18	12,089	12,792	12,017
1/19	12,908	13,864	12,953
2/19	13,267	14,333	13,367
3/19	13,359	14,583	13,452
4/19	13,878	15,172	13,929
5/19	13,075	14,205	13,033
6/19	13,945	15,202	13,969
7/19	14,170	15,438	14,085
8/19	14,020	15,155	13,670
9/19	14,388	15,418	14,158
10/19	14,530	15,745	14,356
11/19	15,006	16,340	14,800
12/19	15,252	16,812	15,207
1/20	14,870	16,830	14,880
2/20	13,440	15,455	13,439
3/20	11,139	13,412	11,142
4/20	12,400	15,185	12,395
5/20	12,960	15,986	12,820
6/20	12,862	16,339	12,735
7/20	13,333	17,296	13,238
8/20	13,848	18,565	13,785
9/20	13,511	17,887	13,447
10/20	13,360	17,456	13,270
11/20	15,136	19,511	15,055
12/20	15,704	20,336	15,632
1/21	15,488	20,168	15,489
2/21	16,388	20,753	16,425
3/21	17,360	21,538	17,392
4/21	18,098	22,698	18,087
5/21	18,422	22,805	18,509
6/21	18,215	23,377	18,297
7/21	18,269	23,863	18,444
8/21	18,584	24,553	18,809
9/21	17,999	23,425	18,155
10/21	19,097	25,051	19,077
11/21	18,350	24,715	18,404
12/21	19,475	25,716	19,565
1/22	19,102	24,266	19,110
2/22	18,906	23,600	18,888
3/22	19,377	24,396	19,421
4/22	18,277	22,222	18,326
5/22	18,798	22,188	18,682
6/22	17,237	20,330	17,050
7/22	18,317	22,223	18,180
8/22	17,904	21,370	17,638
9/22	16,403	19,393	16,092
10/22	18,179	20,948	17,742
11/22	19,220	22,081	18,850
12/22	18,452	20,797	18,091
1/23	19,207	22,191	19,028
2/23	18,441	21,663	18,357
3/23	18,204	22,349	18,273
4/23	18,592	22,626	18,548
5/23	17,913	22,731	17,832
6/23	19,056	24,266	19,017
7/23	19,768	25,101	19,686
8/23	19,271	24,662	19,154
9/23	18,581	23,503	18,415
10/23	18,118	22,935	17,765
11/23	19,336	25,077	19,106
12/23	20,246	26,314	20,164
1/24	20,346	26,681	20,185
2/24	21,023	28,122	20,930
3/24	22,001	29,024	21,976
4/24	21,157	27,789	21,037
5/24	21,779	29,097	21,704
6/24	21,668	30,060	21,500
7/24	22,501	30,498	22,599
8/24	23,001	31,221	23,205
9/24	23,401	31,888	23,527
10/24	23,301	31,665	23,269
11/24	24,613	33,704	24,754
12/24	23,127	32,764	23,061
1/25	24,016	33,807	24,129
2/25	23,944	33,216	24,227
3/25	23,055	31,294	23,554
4/25	22,310	31,107	22,836
5/25	22,995	33,093	23,638
6/25	23,932	34,769	24,446
7/25	24,088	35,542	24,586
8/25	24,821	36,290	25,370
9/25	24,989	37,548	25,749
10/25	24,989	38,358	25,863

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	7.24%	13.34%	9.59%
Russell 1000 Index	21.14%	17.05%	14.39%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,868,719,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 23,357,000
InvestmentCompanyPortfolioTurnover	60.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,868,719 Total Number of Portfolio Holdings883 Portfolio Turnover Rate 60.5% Total Advisory Fees Paid (amount in thousands)$23,357
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.65%
Investment Companies	6.37%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	24.21%
Consumer, Non-cyclical	14.72%
Industrial	12.05%
Technology	10.71%
Consumer, Cyclical	9.43%
Utilities	6.97%
Energy	6.89%
Communications	6.06%
Exchange-Traded Funds	4.74%
Basic Materials	2.61%
Money Market Funds	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Manager changed the contractual management fee waiver for the Fund from 0.065% to 0.02%. Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from from 0.80% to 0.73% on the first $500 million of net assets, 0.78% to 0.71% of the next $500 million of net assets, 0.76% to 0.69% of the next $500 million of net assets, 0.75% to 0.67% of the next $500 million of net assets, 0.73% to 0.66% of the next $1 billion of net assets, and 0.70% to 0.65% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019317
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class A
Trading Symbol	PEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $29,079	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	9,452	10,000	10,000
11/15	9,524	10,055	10,025
12/15	9,288	9,849	9,757
1/16	8,610	9,293	9,118
2/16	8,692	9,290	9,221
3/16	9,365	9,944	9,976
4/16	9,428	10,006	10,081
5/16	9,672	10,185	10,247
6/16	9,663	10,206	10,293
7/16	10,133	10,611	10,763
8/16	10,097	10,638	10,736
9/16	10,124	10,655	10,758
10/16	9,844	10,424	10,417
11/16	10,146	10,891	10,978
12/16	10,210	11,103	11,103
1/17	10,528	11,312	11,371
2/17	10,967	11,733	11,693
3/17	10,967	11,741	11,674
4/17	11,230	11,865	11,764
5/17	11,526	11,987	11,872
6/17	11,503	12,095	11,990
7/17	11,845	12,323	12,167
8/17	11,932	12,347	12,072
9/17	12,168	12,648	12,406
10/17	12,422	12,924	12,613
11/17	12,731	13,316	13,038
12/17	12,755	13,450	13,159
1/18	13,313	14,158	13,654
2/18	12,588	13,637	13,090
3/18	12,674	13,363	13,099
4/18	12,550	13,414	13,079
5/18	12,827	13,792	13,375
6/18	13,113	13,883	13,468
7/18	13,471	14,343	13,803
8/18	13,752	14,847	14,232
9/18	13,699	14,871	14,141
10/18	12,529	13,776	12,966
11/18	12,997	14,052	13,285
12/18	11,872	12,745	11,967
1/19	12,962	13,838	13,258
2/19	13,702	14,325	13,828
3/19	14,148	14,534	13,946
4/19	14,959	15,115	14,477
5/19	14,492	14,137	13,588
6/19	15,448	15,130	14,522
7/19	15,727	15,354	14,729
8/19	15,823	15,041	14,310
9/19	15,941	15,305	14,591
10/19	16,188	15,635	14,745
11/19	16,693	16,229	15,272
12/19	16,915	16,698	15,622
1/20	17,471	16,680	15,497
2/20	16,246	15,314	14,151
3/20	12,873	13,208	11,393
4/20	14,570	14,957	13,029
5/20	15,875	15,757	13,945
6/20	16,054	16,117	14,196
7/20	17,038	17,033	15,030
8/20	17,775	18,267	15,559
9/20	17,353	17,601	15,256
10/20	16,971	17,222	15,353
11/20	19,141	19,317	17,475
12/20	19,952	20,186	18,294
1/21	19,070	20,096	18,245
2/21	20,185	20,724	19,261
3/21	20,634	21,467	19,783
4/21	21,976	22,573	20,791
5/21	22,044	22,676	20,958
6/21	22,533	23,236	21,266
7/21	23,460	23,628	21,430
8/21	23,545	24,302	21,975
9/21	22,675	23,212	21,069
10/21	24,375	24,782	22,322
11/21	23,619	24,404	21,545
12/21	24,933	25,365	22,425
1/22	22,292	23,873	20,773
2/22	21,446	23,272	20,624
3/22	22,026	24,027	21,152
4/22	20,101	21,870	19,522
5/22	19,965	21,841	19,538
6/22	18,286	20,014	17,588
7/22	20,311	21,891	19,324
8/22	19,515	21,074	18,718
9/22	17,700	19,120	16,983
10/22	18,953	20,688	18,490
11/22	20,372	21,768	19,602
12/22	19,107	20,493	18,542
1/23	20,717	21,905	20,082
2/23	20,087	21,393	19,595
3/23	20,157	21,965	19,294
4/23	20,571	22,199	19,192
5/23	20,405	22,285	18,656
6/23	22,086	23,807	20,213
7/23	22,252	24,661	21,015
8/23	22,042	24,185	20,286
9/23	20,902	23,033	19,267
10/23	20,208	22,422	18,304
11/23	22,742	24,513	20,177
12/23	23,988	25,813	21,736
1/24	24,249	26,099	21,427
2/24	25,628	27,512	22,624
3/24	26,601	28,399	23,606
4/24	24,909	27,150	22,331
5/24	25,758	28,432	22,967
6/24	25,869	29,313	22,815
7/24	27,496	29,857	23,891
8/24	27,999	30,507	24,375
9/24	28,672	31,138	24,917
10/24	28,430	30,910	24,783
11/24	30,971	32,966	26,969
12/24	28,709	31,958	25,072
1/25	30,211	32,967	26,138
2/25	29,827	32,336	25,395
3/25	28,574	30,449	24,218
4/25	28,419	30,245	23,968
5/25	29,497	32,162	25,338
6/25	30,326	33,796	26,284
7/25	30,608	34,540	26,772
8/25	30,811	35,340	27,441
9/25	30,366	36,559	27,685
10/25	29,079	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	2.28%	11.37%	11.89%
Class A Shares Including Sales Charge	-3.34%	10.12%	11.26%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038781
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class C
Trading Symbol	PMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.71%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $28,983	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,067	10,055	10,025
12/15	9,814	9,849	9,757
1/16	9,094	9,293	9,118
2/16	9,171	9,290	9,221
3/16	9,881	9,944	9,976
4/16	9,937	10,006	10,081
5/16	10,189	10,185	10,247
6/16	10,174	10,206	10,293
7/16	10,663	10,611	10,763
8/16	10,616	10,638	10,736
9/16	10,637	10,655	10,758
10/16	10,339	10,424	10,417
11/16	10,647	10,891	10,978
12/16	10,709	11,103	11,103
1/17	11,036	11,312	11,371
2/17	11,488	11,733	11,693
3/17	11,483	11,741	11,674
4/17	11,751	11,865	11,764
5/17	12,051	11,987	11,872
6/17	12,024	12,095	11,990
7/17	12,377	12,323	12,167
8/17	12,461	12,347	12,072
9/17	12,698	12,648	12,406
10/17	12,955	12,924	12,613
11/17	13,271	13,316	13,038
12/17	13,288	13,450	13,159
1/18	13,860	14,158	13,654
2/18	13,097	13,637	13,090
3/18	13,179	13,363	13,099
4/18	13,042	13,414	13,079
5/18	13,326	13,792	13,375
6/18	13,609	13,883	13,468
7/18	13,975	14,343	13,803
8/18	14,252	14,847	14,232
9/18	14,192	14,871	14,141
10/18	12,970	13,776	12,966
11/18	13,444	14,052	13,285
12/18	12,272	12,745	11,967
1/19	13,391	13,838	13,258
2/19	14,156	14,325	13,828
3/19	14,603	14,534	13,946
4/19	15,430	15,115	14,477
5/19	14,939	14,137	13,588
6/19	15,915	15,130	14,522
7/19	16,195	15,354	14,729
8/19	16,282	15,041	14,310
9/19	16,394	15,305	14,591
10/19	16,642	15,635	14,745
11/19	17,146	16,229	15,272
12/19	17,364	16,698	15,622
1/20	17,919	16,680	15,497
2/20	16,659	15,314	14,151
3/20	13,185	13,208	11,393
4/20	14,922	14,957	13,029
5/20	16,248	15,757	13,945
6/20	16,424	16,117	14,196
7/20	17,417	17,033	15,030
8/20	18,154	18,267	15,559
9/20	17,717	17,601	15,256
10/20	17,312	17,222	15,353
11/20	19,519	19,317	17,475
12/20	20,331	20,186	18,294
1/21	19,418	20,096	18,245
2/21	20,543	20,724	19,261
3/21	20,992	21,467	19,783
4/21	22,335	22,573	20,791
5/21	22,395	22,676	20,958
6/21	22,878	23,236	21,266
7/21	23,804	23,628	21,430
8/21	23,870	24,302	21,975
9/21	22,977	23,212	21,069
10/21	24,691	24,782	22,322
11/21	23,903	24,404	21,545
12/21	25,227	25,365	22,425
1/22	22,535	23,873	20,773
2/22	21,670	23,272	20,624
3/22	22,237	24,027	21,152
4/22	20,280	21,870	19,522
5/22	20,135	21,841	19,538
6/22	18,425	20,014	17,588
7/22	20,455	21,891	19,324
8/22	19,640	21,074	18,718
9/22	17,800	19,120	16,983
10/22	19,051	20,688	18,490
11/22	20,455	21,768	19,602
12/22	19,174	20,493	18,542
1/23	20,781	21,905	20,082
2/23	20,132	21,393	19,595
3/23	20,185	21,965	19,294
4/23	20,585	22,199	19,192
5/23	20,411	22,285	18,656
6/23	22,071	23,807	20,213
7/23	22,222	24,661	21,015
8/23	21,996	24,185	20,286
9/23	20,849	23,033	19,267
10/23	20,139	22,422	18,304
11/23	22,667	24,513	20,177
12/23	23,908	25,813	21,736
1/24	24,169	26,099	21,427
2/24	25,543	27,512	22,624
3/24	26,513	28,399	23,606
4/24	24,827	27,150	22,331
5/24	25,673	28,432	22,967
6/24	25,784	29,313	22,815
7/24	27,405	29,857	23,891
8/24	27,906	30,507	24,375
9/24	28,577	31,138	24,917
10/24	28,336	30,910	24,783
11/24	30,869	32,966	26,969
12/24	28,614	31,958	25,072
1/25	30,111	32,967	26,138
2/25	29,728	32,336	25,395
3/25	28,479	30,449	24,218
4/25	28,325	30,245	23,968
5/25	29,399	32,162	25,338
6/25	30,225	33,796	26,284
7/25	30,507	34,540	26,772
8/25	30,708	35,340	27,441
9/25	30,265	36,559	27,685
10/25	28,983	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	1.45%	10.49%	11.23%
Class C Shares Including Sales Charge	0.47%	10.49%	11.23%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019316
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class J
Trading Symbol	PMBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $31,253	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,079	10,055	10,025
12/15	9,830	9,849	9,757
1/16	9,115	9,293	9,118
2/16	9,199	9,290	9,221
3/16	9,919	9,944	9,976
4/16	9,984	10,006	10,081
5/16	10,247	10,185	10,247
6/16	10,237	10,206	10,293
7/16	10,733	10,611	10,763
8/16	10,699	10,638	10,736
9/16	10,728	10,655	10,758
10/16	10,435	10,424	10,417
11/16	10,753	10,891	10,978
12/16	10,824	11,103	11,103
1/17	11,165	11,312	11,371
2/17	11,633	11,733	11,693
3/17	11,633	11,741	11,674
4/17	11,913	11,865	11,764
5/17	12,228	11,987	11,872
6/17	12,208	12,095	11,990
7/17	12,574	12,323	12,167
8/17	12,671	12,347	12,072
9/17	12,920	12,648	12,406
10/17	13,195	12,924	12,613
11/17	13,520	13,316	13,038
12/17	13,552	13,450	13,159
1/18	14,147	14,158	13,654
2/18	13,378	13,637	13,090
3/18	13,473	13,363	13,099
4/18	13,341	13,414	13,079
5/18	13,636	13,792	13,375
6/18	13,941	13,883	13,468
7/18	14,325	14,343	13,803
8/18	14,619	14,847	14,232
9/18	14,567	14,871	14,141
10/18	13,324	13,776	12,966
11/18	13,824	14,052	13,285
12/18	12,624	12,745	11,967
1/19	13,790	13,838	13,258
2/19	14,582	14,325	13,828
3/19	15,058	14,534	13,946
4/19	15,920	15,115	14,477
5/19	15,426	14,137	13,588
6/19	16,444	15,130	14,522
7/19	16,741	15,354	14,729
8/19	16,848	15,041	14,310
9/19	16,979	15,305	14,591
10/19	17,247	15,635	14,745
11/19	17,782	16,229	15,272
12/19	18,019	16,698	15,622
1/20	18,613	16,680	15,497
2/20	17,313	15,314	14,151
3/20	13,713	13,208	11,393
4/20	15,525	14,957	13,029
5/20	16,925	15,757	13,945
6/20	17,119	16,117	14,196
7/20	18,169	17,033	15,030
8/20	18,957	18,267	15,559
9/20	18,513	17,601	15,256
10/20	18,107	17,222	15,353
11/20	20,425	19,317	17,475
12/20	21,290	20,186	18,294
1/21	20,347	20,096	18,245
2/21	21,543	20,724	19,261
3/21	22,030	21,467	19,783
4/21	23,459	22,573	20,791
5/21	23,535	22,676	20,958
6/21	24,066	23,236	21,266
7/21	25,053	23,628	21,430
8/21	25,148	24,302	21,975
9/21	24,225	23,212	21,069
10/21	26,046	24,782	22,322
11/21	25,237	24,404	21,545
12/21	26,648	25,365	22,425
1/22	23,823	23,873	20,773
2/22	22,928	23,272	20,624
3/22	23,548	24,027	21,152
4/22	21,495	21,870	19,522
5/22	21,350	21,841	19,538
6/22	19,559	20,014	17,588
7/22	21,729	21,891	19,324
8/22	20,875	21,074	18,718
9/22	18,939	19,120	16,983
10/22	20,282	20,688	18,490
11/22	21,798	21,768	19,602
12/22	20,454	20,493	18,542
1/23	22,176	21,905	20,082
2/23	21,507	21,393	19,595
3/23	21,578	21,965	19,294
4/23	22,027	22,199	19,192
5/23	21,849	22,285	18,656
6/23	23,656	23,807	20,213
7/23	23,834	24,661	21,015
8/23	23,614	24,185	20,286
9/23	22,397	23,033	19,267
10/23	21,657	22,422	18,304
11/23	24,375	24,513	20,177
12/23	25,711	25,813	21,736
1/24	25,996	26,099	21,427
2/24	27,473	27,512	22,624
3/24	28,526	28,399	23,606
4/24	26,713	27,150	22,331
5/24	27,627	28,432	22,967
6/24	27,744	29,313	22,815
7/24	29,498	29,857	23,891
8/24	30,039	30,507	24,375
9/24	30,763	31,138	24,917
10/24	30,507	30,910	24,783
11/24	33,249	32,966	26,969
12/24	30,823	31,958	25,072
1/25	32,439	32,967	26,138
2/25	32,031	32,336	25,395
3/25	30,687	30,449	24,218
4/25	30,521	30,245	23,968
5/25	31,684	32,162	25,338
6/25	32,575	33,796	26,284
7/25	32,885	34,540	26,772
8/25	33,111	35,340	27,441
9/25	32,628	36,559	27,685
10/25	31,253	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.45%	11.53%	12.07%
Class J Shares Including Sales Charge	1.45%	11.53%	12.07%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019315
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Institutional
Trading Symbol	PCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $31,615	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,075	10,055	10,025
12/15	9,833	9,849	9,757
1/16	9,118	9,293	9,118
2/16	9,202	9,290	9,221
3/16	9,922	9,944	9,976
4/16	9,988	10,006	10,081
5/16	10,251	10,185	10,247
6/16	10,247	10,206	10,293
7/16	10,745	10,611	10,763
8/16	10,708	10,638	10,736
9/16	10,741	10,655	10,758
10/16	10,449	10,424	10,417
11/16	10,769	10,891	10,978
12/16	10,840	11,103	11,103
1/17	11,183	11,312	11,371
2/17	11,650	11,733	11,693
3/17	11,655	11,741	11,674
4/17	11,935	11,865	11,764
5/17	12,253	11,987	11,872
6/17	12,234	12,095	11,990
7/17	12,605	12,323	12,167
8/17	12,701	12,347	12,072
9/17	12,952	12,648	12,406
10/17	13,226	12,924	12,613
11/17	13,559	13,316	13,038
12/17	13,585	13,450	13,159
1/18	14,188	14,158	13,654
2/18	13,416	13,637	13,090
3/18	13,516	13,363	13,099
4/18	13,381	13,414	13,079
5/18	13,685	13,792	13,375
6/18	13,989	13,883	13,468
7/18	14,372	14,343	13,803
8/18	14,675	14,847	14,232
9/18	14,620	14,871	14,141
10/18	13,375	13,776	12,966
11/18	13,878	14,052	13,285
12/18	12,677	12,745	11,967
1/19	13,845	13,838	13,258
2/19	14,645	14,325	13,828
3/19	15,120	14,534	13,946
4/19	15,992	15,115	14,477
5/19	15,495	14,137	13,588
6/19	16,524	15,130	14,522
7/19	16,820	15,354	14,729
8/19	16,932	15,041	14,310
9/19	17,060	15,305	14,591
10/19	17,334	15,635	14,745
11/19	17,877	16,229	15,272
12/19	18,116	16,698	15,622
1/20	18,714	16,680	15,497
2/20	17,407	15,314	14,151
3/20	13,791	13,208	11,393
4/20	15,613	14,957	13,029
5/20	17,020	15,757	13,945
6/20	17,219	16,117	14,196
7/20	18,274	17,033	15,030
8/20	19,071	18,267	15,559
9/20	18,626	17,601	15,256
10/20	18,216	17,222	15,353
11/20	20,548	19,317	17,475
12/20	21,423	20,186	18,294
1/21	20,481	20,096	18,245
2/21	21,684	20,724	19,261
3/21	22,170	21,467	19,783
4/21	23,616	22,573	20,791
5/21	23,699	22,676	20,958
6/21	24,226	23,236	21,266
7/21	25,228	23,628	21,430
8/21	25,328	24,302	21,975
9/21	24,398	23,212	21,069
10/21	26,235	24,782	22,322
11/21	25,423	24,404	21,545
12/21	26,847	25,365	22,425
1/22	24,005	23,873	20,773
2/22	23,100	23,272	20,624
3/22	23,729	24,027	21,152
4/22	21,664	21,870	19,522
5/22	21,522	21,841	19,538
6/22	19,713	20,014	17,588
7/22	21,901	21,891	19,324
8/22	21,048	21,074	18,718
9/22	19,097	19,120	16,983
10/22	20,451	20,688	18,490
11/22	21,984	21,768	19,602
12/22	20,624	20,493	18,542
1/23	22,369	21,905	20,082
2/23	21,694	21,393	19,595
3/23	21,774	21,965	19,294
4/23	22,223	22,199	19,192
5/23	22,051	22,285	18,656
6/23	23,876	23,807	20,213
7/23	24,061	24,661	21,015
8/23	23,836	24,185	20,286
9/23	22,607	23,033	19,267
10/23	21,866	22,422	18,304
11/23	24,610	24,513	20,177
12/23	25,959	25,813	21,736
1/24	26,250	26,099	21,427
2/24	27,748	27,512	22,624
3/24	28,805	28,399	23,606
4/24	26,982	27,150	22,331
5/24	27,911	28,432	22,967
6/24	28,033	29,313	22,815
7/24	29,802	29,857	23,891
8/24	30,351	30,507	24,375
9/24	31,083	31,138	24,917
10/24	30,832	30,910	24,783
11/24	33,597	32,966	26,969
12/24	31,147	31,958	25,072
1/25	32,782	32,967	26,138
2/25	32,377	32,336	25,395
3/25	31,021	30,449	24,218
4/25	30,853	30,245	23,968
5/25	32,034	32,162	25,338
6/25	32,943	33,796	26,284
7/25	33,250	34,540	26,772
8/25	33,481	35,340	27,441
9/25	32,998	36,559	27,685
10/25	31,615	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	2.54%	11.66%	12.20%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019312
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-3
Trading Symbol	PMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $30,169	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,078	10,055	10,025
12/15	9,828	9,849	9,757
1/16	9,109	9,293	9,118
2/16	9,192	9,290	9,221
3/16	9,906	9,944	9,976
4/16	9,969	10,006	10,081
5/16	10,227	10,185	10,247
6/16	10,217	10,206	10,293
7/16	10,708	10,611	10,763
8/16	10,669	10,638	10,736
9/16	10,698	10,655	10,758
10/16	10,402	10,424	10,417
11/16	10,718	10,891	10,978
12/16	10,782	11,103	11,103
1/17	11,119	11,312	11,371
2/17	11,581	11,733	11,693
3/17	11,576	11,741	11,674
4/17	11,854	11,865	11,764
5/17	12,162	11,987	11,872
6/17	12,142	12,095	11,990
7/17	12,499	12,323	12,167
8/17	12,593	12,347	12,072
9/17	12,837	12,648	12,406
10/17	13,105	12,924	12,613
11/17	13,427	13,316	13,038
12/17	13,448	13,450	13,159
1/18	14,038	14,158	13,654
2/18	13,273	13,637	13,090
3/18	13,361	13,363	13,099
4/18	13,227	13,414	13,079
5/18	13,520	13,792	13,375
6/18	13,817	13,883	13,468
7/18	14,192	14,343	13,803
8/18	14,484	14,847	14,232
9/18	14,422	14,871	14,141
10/18	13,190	13,776	12,966
11/18	13,677	14,052	13,285
12/18	12,493	12,745	11,967
1/19	13,639	13,838	13,258
2/19	14,415	14,325	13,828
3/19	14,885	14,534	13,946
4/19	15,736	15,115	14,477
5/19	15,244	14,137	13,588
6/19	16,246	15,130	14,522
7/19	16,535	15,354	14,729
8/19	16,634	15,041	14,310
9/19	16,755	15,305	14,591
10/19	17,016	15,635	14,745
11/19	17,537	16,229	15,272
12/19	17,770	16,698	15,622
1/20	18,345	16,680	15,497
2/20	17,061	15,314	14,151
3/20	13,512	13,208	11,393
4/20	15,293	14,957	13,029
5/20	16,667	15,757	13,945
6/20	16,849	16,117	14,196
7/20	17,879	17,033	15,030
8/20	18,648	18,267	15,559
9/20	18,206	17,601	15,256
10/20	17,800	17,222	15,353
11/20	20,071	19,317	17,475
12/20	20,915	20,186	18,294
1/21	19,989	20,096	18,245
2/21	21,154	20,724	19,261
3/21	21,619	21,467	19,783
4/21	23,016	22,573	20,791
5/21	23,090	22,676	20,958
6/21	23,599	23,236	21,266
7/21	24,567	23,628	21,430
8/21	24,647	24,302	21,975
9/21	23,733	23,212	21,069
10/21	25,511	24,782	22,322
11/21	24,714	24,404	21,545
12/21	26,087	25,365	22,425
1/22	23,313	23,873	20,773
2/22	22,426	23,272	20,624
3/22	23,026	24,027	21,152
4/22	21,012	21,870	19,522
5/22	20,872	21,841	19,538
6/22	19,112	20,014	17,588
7/22	21,226	21,891	19,324
8/22	20,386	21,074	18,718
9/22	18,492	19,120	16,983
10/22	19,792	20,688	18,490
11/22	21,272	21,768	19,602
12/22	19,945	20,493	18,542
1/23	21,625	21,905	20,082
2/23	20,964	21,393	19,595
3/23	21,033	21,965	19,294
4/23	21,460	22,199	19,192
5/23	21,281	22,285	18,656
6/23	23,030	23,807	20,213
7/23	23,202	24,661	21,015
8/23	22,982	24,185	20,286
9/23	21,790	23,033	19,267
10/23	21,060	22,422	18,304
11/23	23,698	24,513	20,177
12/23	24,991	25,813	21,736
1/24	25,260	26,099	21,427
2/24	26,688	27,512	22,624
3/24	27,700	28,399	23,606
4/24	25,932	27,150	22,331
5/24	26,816	28,432	22,967
6/24	26,915	29,313	22,815
7/24	28,605	29,857	23,891
8/24	29,122	30,507	24,375
9/24	29,815	31,138	24,917
10/24	29,560	30,910	24,783
11/24	32,199	32,966	26,969
12/24	29,840	31,958	25,072
1/25	31,389	32,967	26,138
2/25	30,987	32,336	25,395
3/25	29,680	30,449	24,218
4/25	29,512	30,245	23,968
5/25	30,629	32,162	25,338
6/25	31,484	33,796	26,284
7/25	31,769	34,540	26,772
8/25	31,973	35,340	27,441
9/25	31,506	36,559	27,685
10/25	30,169	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	2.06%	11.13%	11.68%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019313
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-5
Trading Symbol	PMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $31,125	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,080	10,055	10,025
12/15	9,832	9,849	9,757
1/16	9,115	9,293	9,118
2/16	9,200	9,290	9,221
3/16	9,918	9,944	9,976
4/16	9,984	10,006	10,081
5/16	10,245	10,185	10,247
6/16	10,236	10,206	10,293
7/16	10,735	10,611	10,763
8/16	10,697	10,638	10,736
9/16	10,725	10,655	10,758
10/16	10,431	10,424	10,417
11/16	10,754	10,891	10,978
12/16	10,817	11,103	11,103
1/17	11,162	11,312	11,371
2/17	11,624	11,733	11,693
3/17	11,629	11,741	11,674
4/17	11,906	11,865	11,764
5/17	12,222	11,987	11,872
6/17	12,202	12,095	11,990
7/17	12,567	12,323	12,167
8/17	12,664	12,347	12,072
9/17	12,912	12,648	12,406
10/17	13,184	12,924	12,613
11/17	13,514	13,316	13,038
12/17	13,539	13,450	13,159
1/18	14,137	14,158	13,654
2/18	13,369	13,637	13,090
3/18	13,459	13,363	13,099
4/18	13,329	13,414	13,079
5/18	13,625	13,792	13,375
6/18	13,931	13,883	13,468
7/18	14,313	14,343	13,803
8/18	14,608	14,847	14,232
9/18	14,553	14,871	14,141
10/18	13,312	13,776	12,966
11/18	13,809	14,052	13,285
12/18	12,615	12,745	11,967
1/19	13,777	13,838	13,258
2/19	14,567	14,325	13,828
3/19	15,041	14,534	13,946
4/19	15,904	15,115	14,477
5/19	15,413	14,137	13,588
6/19	16,429	15,130	14,522
7/19	16,722	15,354	14,729
8/19	16,829	15,041	14,310
9/19	16,959	15,305	14,591
10/19	17,224	15,635	14,745
11/19	17,760	16,229	15,272
12/19	17,997	16,698	15,622
1/20	18,588	16,680	15,497
2/20	17,288	15,314	14,151
3/20	13,695	13,208	11,393
4/20	15,503	14,957	13,029
5/20	16,898	15,757	13,945
6/20	17,093	16,117	14,196
7/20	18,139	17,033	15,030
8/20	18,925	18,267	15,559
9/20	18,482	17,601	15,256
10/20	18,074	17,222	15,353
11/20	20,385	19,317	17,475
12/20	21,250	20,186	18,294
1/21	20,311	20,096	18,245
2/21	21,501	20,724	19,261
3/21	21,985	21,467	19,783
4/21	23,408	22,573	20,791
5/21	23,491	22,676	20,958
6/21	24,011	23,236	21,266
7/21	25,004	23,628	21,430
8/21	25,093	24,302	21,975
9/21	24,173	23,212	21,069
10/21	25,984	24,782	22,322
11/21	25,177	24,404	21,545
12/21	26,582	25,365	22,425
1/22	23,763	23,873	20,773
2/22	22,869	23,272	20,624
3/22	23,485	24,027	21,152
4/22	21,437	21,870	19,522
5/22	21,294	21,841	19,538
6/22	19,506	20,014	17,588
7/22	21,670	21,891	19,324
8/22	20,821	21,074	18,718
9/22	18,890	19,120	16,983
10/22	20,225	20,688	18,490
11/22	21,735	21,768	19,602
12/22	20,393	20,493	18,542
1/23	22,110	21,905	20,082
2/23	21,442	21,393	19,595
3/23	21,516	21,965	19,294
4/23	21,957	22,199	19,192
5/23	21,783	22,285	18,656
6/23	23,580	23,807	20,213
7/23	23,761	24,661	21,015
8/23	23,540	24,185	20,286
9/23	22,324	23,033	19,267
10/23	21,589	22,422	18,304
11/23	24,289	24,513	20,177
12/23	25,623	25,813	21,736
1/24	25,904	26,099	21,427
2/24	27,377	27,512	22,624
3/24	28,419	28,399	23,606
4/24	26,617	27,150	22,331
5/24	27,528	28,432	22,967
6/24	27,645	29,313	22,815
7/24	29,385	29,857	23,891
8/24	29,927	30,507	24,375
9/24	30,646	31,138	24,917
10/24	30,386	30,910	24,783
11/24	33,113	32,966	26,969
12/24	30,694	31,958	25,072
1/25	32,298	32,967	26,138
2/25	31,895	32,336	25,395
3/25	30,560	30,449	24,218
4/25	30,391	30,245	23,968
5/25	31,549	32,162	25,338
6/25	32,432	33,796	26,284
7/25	32,736	34,540	26,772
8/25	32,962	35,340	27,441
9/25	32,481	36,559	27,685
10/25	31,125	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	2.43%	11.48%	12.02%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175482
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-6
Trading Symbol	PMAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited from company selection in health care and materials. Alternative asset manager Brookfield was the top contributor. Brookfield raised and deployed significant capital over the past year. Aerospace components business HEICO was the next biggest contributor, helped by its scale and efficiency. The next largest contributor was O’Reilly Automotive; a company owned in the portfolio for nearly twenty years. Past investment in its distribution capabilities led to strong returns. Selection in information technology and financial companies detracted from performance relative to the Index. Insurance broker Brown & Brown had a negative return, as property insurance rates cycled lower. Vehicle salvage and auction business Copart detracted, with volumes negatively impacted by the rise in uninsured drivers. Both businesses have experienced management teams to manage through a cycle. Alternative asset manager KKR detracted from performance, impacted by the market volatility early in the calendar year. Fundamentals of the business remain solid, with multiple fund-raising opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $31,695	Russell 3000 Index $37,343	Russell MidCap Index $27,456
10/15	10,000	10,000	10,000
11/15	10,078	10,055	10,025
12/15	9,828	9,849	9,757
1/16	9,109	9,293	9,118
2/16	9,192	9,290	9,221
3/16	9,906	9,944	9,976
4/16	9,969	10,006	10,081
5/16	10,227	10,185	10,247
6/16	10,217	10,206	10,293
7/16	10,708	10,611	10,763
8/16	10,669	10,638	10,736
9/16	10,698	10,655	10,758
10/16	10,402	10,424	10,417
11/16	10,719	10,891	10,978
12/16	10,788	11,103	11,103
1/17	11,129	11,312	11,371
2/17	11,595	11,733	11,693
3/17	11,600	11,741	11,674
4/17	11,878	11,865	11,764
5/17	12,195	11,987	11,872
6/17	12,176	12,095	11,990
7/17	12,541	12,323	12,167
8/17	12,642	12,347	12,072
9/17	12,891	12,648	12,406
10/17	13,165	12,924	12,613
11/17	13,496	13,316	13,038
12/17	13,529	13,450	13,159
1/18	14,125	14,158	13,654
2/18	13,360	13,637	13,090
3/18	13,460	13,363	13,099
4/18	13,326	13,414	13,079
5/18	13,628	13,792	13,375
6/18	13,936	13,883	13,468
7/18	14,318	14,343	13,803
8/18	14,621	14,847	14,232
9/18	14,571	14,871	14,141
10/18	13,329	13,776	12,966
11/18	13,831	14,052	13,285
12/18	12,633	12,745	11,967
1/19	13,800	13,838	13,258
2/19	14,598	14,325	13,828
3/19	15,078	14,534	13,946
4/19	15,943	15,115	14,477
5/19	15,452	14,137	13,588
6/19	16,474	15,130	14,522
7/19	16,775	15,354	14,729
8/19	16,887	15,041	14,310
9/19	17,021	15,305	14,591
10/19	17,289	15,635	14,745
11/19	17,830	16,229	15,272
12/19	18,076	16,698	15,622
1/20	18,673	16,680	15,497
2/20	17,373	15,314	14,151
3/20	13,765	13,208	11,393
4/20	15,586	14,957	13,029
5/20	16,992	15,757	13,945
6/20	17,191	16,117	14,196
7/20	18,246	17,033	15,030
8/20	19,036	18,267	15,559
9/20	18,597	17,601	15,256
10/20	18,187	17,222	15,353
11/20	20,518	19,317	17,475
12/20	21,399	20,186	18,294
1/21	20,451	20,096	18,245
2/21	21,653	20,724	19,261
3/21	22,145	21,467	19,783
4/21	23,590	22,573	20,791
5/21	23,673	22,676	20,958
6/21	24,206	23,236	21,266
7/21	25,207	23,628	21,430
8/21	25,308	24,302	21,975
9/21	24,378	23,212	21,069
10/21	26,214	24,782	22,322
11/21	25,408	24,404	21,545
12/21	26,831	25,365	22,425
1/22	23,991	23,873	20,773
2/22	23,093	23,272	20,624
3/22	23,721	24,027	21,152
4/22	21,657	21,870	19,522
5/22	21,516	21,841	19,538
6/22	19,714	20,014	17,588
7/22	21,901	21,891	19,324
8/22	21,048	21,074	18,718
9/22	19,099	19,120	16,983
10/22	20,452	20,688	18,490
11/22	21,990	21,768	19,602
12/22	20,631	20,493	18,542
1/23	22,381	21,905	20,082
2/23	21,707	21,393	19,595
3/23	21,787	21,965	19,294
4/23	22,236	22,199	19,192
5/23	22,064	22,285	18,656
6/23	23,887	23,807	20,213
7/23	24,079	24,661	21,015
8/23	23,854	24,185	20,286
9/23	22,632	23,033	19,267
10/23	21,886	22,422	18,304
11/23	24,634	24,513	20,177
12/23	25,988	25,813	21,736
1/24	26,280	26,099	21,427
2/24	27,785	27,512	22,624
3/24	28,849	28,399	23,606
4/24	27,019	27,150	22,331
5/24	27,954	28,432	22,967
6/24	28,076	29,313	22,815
7/24	29,845	29,857	23,891
8/24	30,401	30,507	24,375
9/24	31,140	31,138	24,917
10/24	30,882	30,910	24,783
11/24	33,662	32,966	26,969
12/24	31,213	31,958	25,072
1/25	32,849	32,967	26,138
2/25	32,444	32,336	25,395
3/25	31,087	30,449	24,218
4/25	30,926	30,245	23,968
5/25	32,108	32,162	25,338
6/25	33,017	33,796	26,284
7/25	33,332	34,540	26,772
8/25	33,570	35,340	27,441
9/25	33,087	36,559	27,685
10/25	31,695	37,343	27,456

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	2.63%	11.75%	12.23%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Index	10.79%	12.33%	10.63%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 31,526,303,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 171,268,000
InvestmentCompanyPortfolioTurnover	13.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$31,526,303 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 13.7% Total Advisory Fees Paid (amount in thousands)$171,268
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.12%
Investment Companies	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.59%
Consumer, Cyclical	23.73%
Industrial	22.97%
Technology	13.61%
Utilities	4.25%
Consumer, Non-cyclical	3.87%
Communications	2.45%
Basic Materials	1.65%
Money Market Funds	0.41%
Other Assets and Liabilities	(0.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019348
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Class J
Trading Symbol	PMFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $25,268	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,131	10,045	10,135
12/15	9,706	9,857	9,713
1/16	9,150	9,359	9,160
2/16	9,275	9,360	9,290
3/16	10,058	10,011	10,081
4/16	10,177	10,058	10,204
5/16	10,410	10,242	10,440
6/16	10,444	10,271	10,483
7/16	10,886	10,659	10,933
8/16	10,937	10,680	10,988
9/16	10,863	10,679	10,918
10/16	10,563	10,469	10,626
11/16	11,402	10,918	11,476
12/16	11,649	11,141	11,727
1/17	11,842	11,342	11,924
2/17	12,150	11,772	12,237
3/17	12,090	11,780	12,189
4/17	12,192	11,899	12,291
5/17	12,126	12,037	12,231
6/17	12,319	12,129	12,430
7/17	12,421	12,364	12,539
8/17	12,228	12,375	12,347
9/17	12,699	12,667	12,830
10/17	12,982	12,957	13,120
11/17	13,458	13,362	13,603
12/17	13,484	13,495	13,632
1/18	13,859	14,227	14,024
2/18	13,245	13,695	13,403
3/18	13,361	13,398	13,527
4/18	13,322	13,446	13,492
5/18	13,865	13,802	14,049
6/18	13,924	13,887	14,108
7/18	14,163	14,383	14,357
8/18	14,613	14,858	14,815
9/18	14,444	14,908	14,653
10/18	13,059	13,845	13,254
11/18	13,467	14,135	13,668
12/18	11,934	12,825	12,121
1/19	13,183	13,883	13,389
2/19	13,739	14,342	13,957
3/19	13,660	14,575	13,878
4/19	14,201	15,164	14,436
5/19	13,068	14,175	13,285
6/19	14,057	15,181	14,300
7/19	14,223	15,396	14,470
8/19	13,624	15,114	13,863
9/19	14,035	15,414	14,288
10/19	14,187	15,737	14,449
11/19	14,605	16,299	14,879
12/19	15,006	16,789	15,297
1/20	14,608	16,738	14,898
2/20	13,220	15,341	13,484
3/20	10,543	13,335	10,754
4/20	12,031	15,053	12,279
5/20	12,921	15,790	13,177
6/20	13,074	16,104	13,343
7/20	13,672	16,997	13,958
8/20	14,147	18,171	14,448
9/20	13,687	17,483	13,979
10/20	13,979	17,084	14,283
11/20	15,972	19,015	16,322
12/20	17,004	19,797	17,387
1/21	17,243	19,664	17,648
2/21	18,413	20,279	18,848
3/21	19,262	21,165	19,729
4/21	20,127	22,265	20,617
5/21	20,160	22,422	20,657
6/21	19,945	22,888	20,446
7/21	20,011	23,375	20,516
8/21	20,390	24,065	20,916
9/21	19,575	22,969	20,086
10/21	20,720	24,542	21,268
11/21	20,102	24,330	20,643
12/21	21,115	25,429	21,692
1/22	19,586	24,071	20,128
2/22	19,802	23,430	20,352
3/22	20,072	24,249	20,634
4/22	18,633	22,162	19,167
5/22	18,768	22,218	19,311
6/22	16,960	20,366	17,453
7/22	18,786	22,266	19,347
8/22	18,201	21,369	18,746
9/22	16,528	19,397	17,023
10/22	18,264	21,015	18,813
11/22	19,361	22,188	19,965
12/22	18,288	20,908	18,858
1/23	19,972	22,274	20,599
2/23	19,604	21,746	20,225
3/23	18,975	22,405	19,576
4/23	18,820	22,700	19,423
5/23	18,210	22,741	18,803
6/23	19,875	24,284	20,526
7/23	20,689	25,090	21,373
8/23	20,079	24,656	20,755
9/23	19,023	23,467	19,664
10/23	18,007	22,909	18,614
11/23	19,527	24,988	20,198
12/23	21,224	26,232	21,958
1/24	20,853	26,582	21,582
2/24	22,078	27,997	22,864
3/24	23,314	28,936	24,144
4/24	21,897	27,711	22,691
5/24	22,852	29,077	23,686
6/24	22,490	29,996	23,312
7/24	23,786	30,503	24,665
8/24	23,756	31,170	24,646
9/24	24,027	31,808	24,931
10/24	23,846	31,510	24,755
11/24	25,935	33,451	26,936
12/24	24,082	32,515	25,017
1/25	24,992	33,440	25,980
2/25	23,898	32,911	24,851
3/25	22,585	31,056	23,491
4/25	22,067	30,792	22,962
5/25	23,253	32,708	24,201
6/25	24,082	34,338	25,067
7/25	24,462	35,087	25,473
8/25	25,280	35,864	26,338
9/25	25,395	37,090	26,458
10/25	25,268	37,877	26,335

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	5.96%	12.57%	9.71%
Class J Shares Including Sales Charge	5.04%	12.57%	9.71%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,210,137,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,866,000
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,210,137 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 16.2% Total Advisory Fees Paid (amount in thousands)$1,866
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019343
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Institutional
Trading Symbol	MPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $25,712	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,133	10,045	10,135
12/15	9,708	9,857	9,713
1/16	9,154	9,359	9,160
2/16	9,281	9,360	9,290
3/16	10,069	10,011	10,081
4/16	10,191	10,058	10,204
5/16	10,424	10,242	10,440
6/16	10,463	10,271	10,483
7/16	10,907	10,659	10,933
8/16	10,962	10,680	10,988
9/16	10,890	10,679	10,918
10/16	10,596	10,469	10,626
11/16	11,439	10,918	11,476
12/16	11,690	11,141	11,727
1/17	11,879	11,342	11,924
2/17	12,192	11,772	12,237
3/17	12,139	11,780	12,189
4/17	12,239	11,899	12,291
5/17	12,174	12,037	12,231
6/17	12,369	12,129	12,430
7/17	12,475	12,364	12,539
8/17	12,280	12,375	12,347
9/17	12,758	12,667	12,830
10/17	13,047	12,957	13,120
11/17	13,525	13,362	13,603
12/17	13,556	13,495	13,632
1/18	13,936	14,227	14,024
2/18	13,316	13,695	13,403
3/18	13,436	13,398	13,527
4/18	13,398	13,446	13,492
5/18	13,948	13,802	14,049
6/18	14,005	13,887	14,108
7/18	14,252	14,383	14,357
8/18	14,705	14,858	14,815
9/18	14,540	14,908	14,653
10/18	13,153	13,845	13,254
11/18	13,558	14,135	13,668
12/18	12,021	12,825	12,121
1/19	13,277	13,883	13,389
2/19	13,842	14,342	13,957
3/19	13,757	14,575	13,878
4/19	14,308	15,164	14,436
5/19	13,171	14,175	13,285
6/19	14,174	15,181	14,300
7/19	14,343	15,396	14,470
8/19	13,736	15,114	13,863
9/19	14,160	15,414	14,288
10/19	14,315	15,737	14,449
11/19	14,738	16,299	14,879
12/19	15,149	16,789	15,297
1/20	14,744	16,738	14,898
2/20	13,342	15,341	13,484
3/20	10,636	13,335	10,754
4/20	12,143	15,053	12,279
5/20	13,043	15,790	13,177
6/20	13,200	16,104	13,343
7/20	13,807	16,997	13,958
8/20	14,287	18,171	14,448
9/20	13,822	17,483	13,979
10/20	14,122	17,084	14,283
11/20	16,138	19,015	16,322
12/20	17,184	19,797	17,387
1/21	17,433	19,664	17,648
2/21	18,616	20,279	18,848
3/21	19,476	21,165	19,729
4/21	20,345	22,265	20,617
5/21	20,385	22,422	20,657
6/21	20,176	22,888	20,446
7/21	20,241	23,375	20,516
8/21	20,627	24,065	20,916
9/21	19,806	22,969	20,086
10/21	20,965	24,542	21,268
11/21	20,345	24,330	20,643
12/21	21,372	25,429	21,692
1/22	19,829	24,071	20,128
2/22	20,048	23,430	20,352
3/22	20,320	24,249	20,634
4/22	18,874	22,162	19,167
5/22	19,005	22,218	19,311
6/22	17,182	20,366	17,453
7/22	19,040	22,266	19,347
8/22	18,444	21,369	18,746
9/22	16,752	19,397	17,023
10/22	18,506	21,015	18,813
11/22	19,628	22,188	19,965
12/22	18,547	20,908	18,858
1/23	20,253	22,274	20,599
2/23	19,885	21,746	20,225
3/23	19,244	22,405	19,576
4/23	19,094	22,700	19,423
5/23	18,481	22,741	18,803
6/23	20,168	24,284	20,526
7/23	20,988	25,090	21,373
8/23	20,385	24,656	20,755
9/23	19,310	23,467	19,664
10/23	18,274	22,909	18,614
11/23	19,829	24,988	20,198
12/23	21,545	26,232	21,958
1/24	21,174	26,582	21,582
2/24	22,425	27,997	22,864
3/24	23,676	28,936	24,144
4/24	22,249	27,711	22,691
5/24	23,217	29,077	23,686
6/24	22,845	29,996	23,312
7/24	24,165	30,503	24,665
8/24	24,145	31,170	24,646
9/24	24,409	31,808	24,931
10/24	24,233	31,510	24,755
11/24	26,364	33,451	26,936
12/24	24,475	32,515	25,017
1/25	25,411	33,440	25,980
2/25	24,296	32,911	24,851
3/25	22,969	31,056	23,491
4/25	22,434	30,792	22,962
5/25	23,649	32,708	24,201
6/25	24,497	34,338	25,067
7/25	24,887	35,087	25,473
8/25	25,723	35,864	26,338
9/25	25,835	37,090	26,458
10/25	25,712	37,877	26,335

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.10%	12.73%	9.90%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,210,137,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,866,000
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,210,137 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 16.2% Total Advisory Fees Paid (amount in thousands)$1,866
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019345
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-3
Trading Symbol	PMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $24,469	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,132	10,045	10,135
12/15	9,702	9,857	9,713
1/16	9,146	9,359	9,160
2/16	9,271	9,360	9,290
3/16	10,051	10,011	10,081
4/16	10,165	10,058	10,204
5/16	10,394	10,242	10,440
6/16	10,427	10,271	10,483
7/16	10,868	10,659	10,933
8/16	10,917	10,680	10,988
9/16	10,841	10,679	10,918
10/16	10,541	10,469	10,626
11/16	11,381	10,918	11,476
12/16	11,622	11,141	11,727
1/17	11,807	11,342	11,924
2/17	12,112	11,772	12,237
3/17	12,049	11,780	12,189
4/17	12,147	11,899	12,291
5/17	12,078	12,037	12,231
6/17	12,268	12,129	12,430
7/17	12,366	12,364	12,539
8/17	12,170	12,375	12,347
9/17	12,637	12,667	12,830
10/17	12,913	12,957	13,120
11/17	13,386	13,362	13,603
12/17	13,405	13,495	13,632
1/18	13,780	14,227	14,024
2/18	13,159	13,695	13,403
3/18	13,276	13,398	13,527
4/18	13,233	13,446	13,492
5/18	13,767	13,802	14,049
6/18	13,816	13,887	14,108
7/18	14,050	14,383	14,357
8/18	14,496	14,858	14,815
9/18	14,323	14,908	14,653
10/18	12,951	13,845	13,254
11/18	13,345	14,135	13,668
12/18	11,831	12,825	12,121
1/19	13,062	13,883	13,389
2/19	13,606	14,342	13,957
3/19	13,524	14,575	13,878
4/19	14,055	15,164	14,436
5/19	12,933	14,175	13,285
6/19	13,912	15,181	14,300
7/19	14,068	15,396	14,470
8/19	13,470	15,114	13,863
9/19	13,878	15,414	14,288
10/19	14,028	15,737	14,449
11/19	14,436	16,299	14,879
12/19	14,826	16,789	15,297
1/20	14,431	16,738	14,898
2/20	13,053	15,341	13,484
3/20	10,405	13,335	10,754
4/20	11,876	15,053	12,279
5/20	12,745	15,790	13,177
6/20	12,903	16,104	13,343
7/20	13,484	16,997	13,958
8/20	13,950	18,171	14,448
9/20	13,491	17,483	13,979
10/20	13,771	17,084	14,283
11/20	15,730	19,015	16,322
12/20	16,743	19,797	17,387
1/21	16,980	19,664	17,648
2/21	18,121	20,279	18,848
3/21	18,955	21,165	19,729
4/21	19,798	22,265	20,617
5/21	19,821	22,422	20,657
6/21	19,606	22,888	20,446
7/21	19,667	23,375	20,516
8/21	20,035	24,065	20,916
9/21	19,231	22,969	20,086
10/21	20,341	24,542	21,268
11/21	19,736	24,330	20,643
12/21	20,720	25,429	21,692
1/22	19,220	24,071	20,128
2/22	19,419	23,430	20,352
3/22	19,676	24,249	20,634
4/22	18,267	22,162	19,167
5/22	18,392	22,218	19,311
6/22	16,619	20,366	17,453
7/22	18,408	22,266	19,347
8/22	17,828	21,369	18,746
9/22	16,180	19,397	17,023
10/22	17,870	21,015	18,813
11/22	18,947	22,188	19,965
12/22	17,894	20,908	18,858
1/23	19,530	22,274	20,599
2/23	19,167	21,746	20,225
3/23	18,539	22,405	19,576
4/23	18,389	22,700	19,423
5/23	17,788	22,741	18,803
6/23	19,406	24,284	20,526
7/23	20,193	25,090	21,373
8/23	19,601	24,656	20,755
9/23	18,557	23,467	19,664
10/23	17,566	22,909	18,614
11/23	19,044	24,988	20,198
12/23	20,692	26,232	21,958
1/24	20,327	26,582	21,582
2/24	21,513	27,997	22,864
3/24	22,709	28,936	24,144
4/24	21,331	27,711	22,691
5/24	22,252	29,077	23,686
6/24	21,887	29,996	23,312
7/24	23,137	30,503	24,665
8/24	23,110	31,170	24,646
9/24	23,356	31,808	24,931
10/24	23,174	31,510	24,755
11/24	25,199	33,451	26,936
12/24	23,385	32,515	25,017
1/25	24,273	33,440	25,980
2/25	23,199	32,911	24,851
3/25	21,919	31,056	23,491
4/25	21,413	30,792	22,962
5/25	22,559	32,708	24,201
6/25	23,354	34,338	25,067
7/25	23,715	35,087	25,473
8/25	24,500	35,864	26,338
9/25	24,603	37,090	26,458
10/25	24,469	37,877	26,335

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	5.59%	12.18%	9.36%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,210,137,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,866,000
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,210,137 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 16.2% Total Advisory Fees Paid (amount in thousands)$1,866
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019346
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-5
Trading Symbol	PMFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $25,227	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,130	10,045	10,135
12/15	9,706	9,857	9,713
1/16	9,150	9,359	9,160
2/16	9,274	9,360	9,290
3/16	10,058	10,011	10,081
4/16	10,177	10,058	10,204
5/16	10,409	10,242	10,440
6/16	10,447	10,271	10,483
7/16	10,890	10,659	10,933
8/16	10,939	10,680	10,988
9/16	10,868	10,679	10,918
10/16	10,571	10,469	10,626
11/16	11,414	10,918	11,476
12/16	11,659	11,141	11,727
1/17	11,848	11,342	11,924
2/17	12,157	11,772	12,237
3/17	12,100	11,780	12,189
4/17	12,197	11,899	12,291
5/17	12,134	12,037	12,231
6/17	12,323	12,129	12,430
7/17	12,427	12,364	12,539
8/17	12,232	12,375	12,347
9/17	12,707	12,667	12,830
10/17	12,988	12,957	13,120
11/17	13,469	13,362	13,603
12/17	13,491	13,495	13,632
1/18	13,870	14,227	14,024
2/18	13,252	13,695	13,403
3/18	13,368	13,398	13,527
4/18	13,325	13,446	13,492
5/18	13,876	13,802	14,049
6/18	13,925	13,887	14,108
7/18	14,170	14,383	14,357
8/18	14,614	14,858	14,815
9/18	14,449	14,908	14,653
10/18	13,064	13,845	13,254
11/18	13,468	14,135	13,668
12/18	11,939	12,825	12,121
1/19	13,187	13,883	13,389
2/19	13,744	14,342	13,957
3/19	13,662	14,575	13,878
4/19	14,205	15,164	14,436
5/19	13,072	14,175	13,285
6/19	14,063	15,181	14,300
7/19	14,233	15,396	14,470
8/19	13,629	15,114	13,863
9/19	14,043	15,414	14,288
10/19	14,192	15,737	14,449
11/19	14,613	16,299	14,879
12/19	15,018	16,789	15,297
1/20	14,616	16,738	14,898
2/20	13,223	15,341	13,484
3/20	10,545	13,335	10,754
4/20	12,039	15,053	12,279
5/20	12,922	15,790	13,177
6/20	13,080	16,104	13,343
7/20	13,683	16,997	13,958
8/20	14,156	18,171	14,448
9/20	13,690	17,483	13,979
10/20	13,984	17,084	14,283
11/20	15,973	19,015	16,322
12/20	17,010	19,797	17,387
1/21	17,248	19,664	17,648
2/21	18,414	20,279	18,848
3/21	19,266	21,165	19,729
4/21	20,125	22,265	20,617
5/21	20,163	22,422	20,657
6/21	19,949	22,888	20,446
7/21	20,010	23,375	20,516
8/21	20,394	24,065	20,916
9/21	19,573	22,969	20,086
10/21	20,716	24,542	21,268
11/21	20,102	24,330	20,643
12/21	21,118	25,429	21,692
1/22	19,587	24,071	20,128
2/22	19,795	23,430	20,352
3/22	20,070	24,249	20,634
4/22	18,631	22,162	19,167
5/22	18,764	22,218	19,311
6/22	16,959	20,366	17,453
7/22	18,789	22,266	19,347
8/22	18,198	21,369	18,746
9/22	16,527	19,397	17,023
10/22	18,257	21,015	18,813
11/22	19,363	22,188	19,965
12/22	18,286	20,908	18,858
1/23	19,959	22,274	20,599
2/23	19,594	21,746	20,225
3/23	18,963	22,405	19,576
4/23	18,811	22,700	19,423
5/23	18,206	22,741	18,803
6/23	19,870	24,284	20,526
7/23	20,680	25,090	21,373
8/23	20,075	24,656	20,755
9/23	19,016	23,467	19,664
10/23	17,993	22,909	18,614
11/23	19,523	24,988	20,198
12/23	21,213	26,232	21,958
1/24	20,836	26,582	21,582
2/24	22,069	27,997	22,864
3/24	23,301	28,936	24,144
4/24	21,885	27,711	22,691
5/24	22,841	29,077	23,686
6/24	22,473	29,996	23,312
7/24	23,761	30,503	24,665
8/24	23,734	31,170	24,646
9/24	24,000	31,808	24,931
10/24	23,826	31,510	24,755
11/24	25,905	33,451	26,936
12/24	24,050	32,515	25,017
1/25	24,967	33,440	25,980
2/25	23,873	32,911	24,851
3/25	22,560	31,056	23,491
4/25	22,039	30,792	22,962
5/25	23,226	32,708	24,201
6/25	24,050	34,338	25,067
7/25	24,425	35,087	25,473
8/25	25,248	35,864	26,338
9/25	25,352	37,090	26,458
10/25	25,227	37,877	26,335

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	5.88%	12.52%	9.69%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,210,137,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,866,000
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,210,137 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 16.2% Total Advisory Fees Paid (amount in thousands)$1,866
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000175483
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-6
Trading Symbol	PMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending October 2025, the Fund’s investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the Index posted positive returns as communication services and information technology posted the best returns for the year. The materials and consumer discretionary sectors recorded the worst returns. Ciena, Comfort Systems USA, and Pure Storage contributed to Fund performance. Sarepta Therapeutics, Avantor, and Saia detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $25,720	S&P 1500 Index $37,877	S&P MidCap 400 Index $26,335
10/15	10,000	10,000	10,000
11/15	10,132	10,045	10,135
12/15	9,702	9,857	9,713
1/16	9,146	9,359	9,160
2/16	9,271	9,360	9,290
3/16	10,051	10,011	10,081
4/16	10,165	10,058	10,204
5/16	10,394	10,242	10,440
6/16	10,427	10,271	10,483
7/16	10,868	10,659	10,933
8/16	10,917	10,680	10,988
9/16	10,841	10,679	10,918
10/16	10,541	10,469	10,626
11/16	11,381	10,918	11,476
12/16	11,628	11,141	11,727
1/17	11,816	11,342	11,924
2/17	12,127	11,772	12,237
3/17	12,069	11,780	12,189
4/17	12,169	11,899	12,291
5/17	12,110	12,037	12,231
6/17	12,304	12,129	12,430
7/17	12,409	12,364	12,539
8/17	12,216	12,375	12,347
9/17	12,691	12,667	12,830
10/17	12,973	12,957	13,120
11/17	13,455	13,362	13,603
12/17	13,485	13,495	13,632
1/18	13,863	14,227	14,024
2/18	13,246	13,695	13,403
3/18	13,365	13,398	13,527
4/18	13,334	13,446	13,492
5/18	13,882	13,802	14,049
6/18	13,933	13,887	14,108
7/18	14,178	14,383	14,357
8/18	14,629	14,858	14,815
9/18	14,465	14,908	14,653
10/18	13,083	13,845	13,254
11/18	13,493	14,135	13,668
12/18	11,961	12,825	12,121
1/19	13,220	13,883	13,389
2/19	13,775	14,342	13,957
3/19	13,698	14,575	13,878
4/19	14,239	15,164	14,436
5/19	13,107	14,175	13,285
6/19	14,106	15,181	14,300
7/19	14,274	15,396	14,470
8/19	13,677	15,114	13,863
9/19	14,092	15,414	14,288
10/19	14,253	15,737	14,449
11/19	14,675	16,299	14,879
12/19	15,080	16,789	15,297
1/20	14,684	16,738	14,898
2/20	13,286	15,341	13,484
3/20	10,596	13,335	10,754
4/20	12,098	15,053	12,279
5/20	12,995	15,790	13,177
6/20	13,159	16,104	13,343
7/20	13,757	16,997	13,958
8/20	14,243	18,171	14,448
9/20	13,779	17,483	13,979
10/20	14,071	17,084	14,283
11/20	16,081	19,015	16,322
12/20	17,126	19,797	17,387
1/21	17,375	19,664	17,648
2/21	18,554	20,279	18,848
3/21	19,413	21,165	19,729
4/21	20,280	22,265	20,617
5/21	20,320	22,422	20,657
6/21	20,111	22,888	20,446
7/21	20,176	23,375	20,516
8/21	20,569	24,065	20,916
9/21	19,750	22,969	20,086
10/21	20,906	24,542	21,268
11/21	20,288	24,330	20,643
12/21	21,317	25,429	21,692
1/22	19,777	24,071	20,128
2/22	19,996	23,430	20,352
3/22	20,267	24,249	20,634
4/22	18,823	22,162	19,167
5/22	18,963	22,218	19,311
6/22	17,143	20,366	17,453
7/22	18,990	22,266	19,347
8/22	18,403	21,369	18,746
9/22	16,714	19,397	17,023
10/22	18,473	21,015	18,813
11/22	19,593	22,188	19,965
12/22	18,501	20,908	18,858
1/23	20,205	22,274	20,599
2/23	19,847	21,746	20,225
3/23	19,207	22,405	19,576
4/23	19,056	22,700	19,423
5/23	18,444	22,741	18,803
6/23	20,139	24,284	20,526
7/23	20,958	25,090	21,373
8/23	20,356	24,656	20,755
9/23	19,282	23,467	19,664
10/23	18,256	22,909	18,614
11/23	19,800	24,988	20,198
12/23	21,523	26,232	21,958
1/24	21,151	26,582	21,582
2/24	22,402	27,997	22,864
3/24	23,653	28,936	24,144
4/24	22,226	27,711	22,691
5/24	23,204	29,077	23,686
6/24	22,832	29,996	23,312
7/24	24,152	30,503	24,665
8/24	24,132	31,170	24,646
9/24	24,406	31,808	24,931
10/24	24,220	31,510	24,755
11/24	26,351	33,451	26,936
12/24	24,471	32,515	25,017
1/25	25,408	33,440	25,980
2/25	24,292	32,911	24,851
3/25	22,964	31,056	23,491
4/25	22,440	30,792	22,962
5/25	23,656	32,708	24,201
6/25	24,493	34,338	25,067
7/25	24,895	35,087	25,473
8/25	25,731	35,864	26,338
9/25	25,843	37,090	26,458
10/25	25,720	37,877	26,335

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.19%	12.82%	9.91%
S&P 1500 Index	20.21%	17.26%	14.25%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,210,137,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,866,000
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,210,137 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 16.2% Total Advisory Fees Paid (amount in thousands)$1,866
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.82%
Investment Companies	3.24%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	23.09%
Financial	21.05%
Consumer, Non-cyclical	14.79%
Consumer, Cyclical	12.86%
Technology	11.07%
Energy	4.29%
Basic Materials	3.61%
Utilities	3.35%
Money Market Funds	3.17%
Communications	2.71%
Exchange-Traded Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000210674
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class A
Trading Symbol	PCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $22,152	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	9,450	10,000	10,000
11/15	9,468	10,055	10,029
12/15	9,133	9,849	9,719
1/16	8,519	9,293	9,182
2/16	8,503	9,290	9,246
3/16	9,252	9,944	10,099
4/16	9,375	10,006	10,316
5/16	9,572	10,185	10,485
6/16	9,570	10,206	10,581
7/16	9,855	10,611	11,029
8/16	9,942	10,638	11,006
9/16	9,976	10,655	11,052
10/16	9,680	10,424	10,784
11/16	10,376	10,891	11,459
12/16	10,499	11,103	11,662
1/17	10,691	11,312	11,858
2/17	10,995	11,733	12,190
3/17	10,955	11,741	12,101
4/17	10,930	11,865	12,124
5/17	10,875	11,987	12,086
6/17	10,969	12,095	12,266
7/17	11,160	12,323	12,429
8/17	11,031	12,347	12,196
9/17	11,363	12,648	12,529
10/17	11,532	12,924	12,630
11/17	11,894	13,316	13,057
12/17	11,999	13,450	13,218
1/18	12,330	14,158	13,522
2/18	11,826	13,637	12,856
3/18	11,776	13,363	12,887
4/18	11,805	13,414	12,951
5/18	11,929	13,792	13,092
6/18	12,053	13,883	13,198
7/18	12,464	14,343	13,556
8/18	12,635	14,847	13,741
9/18	12,569	14,871	13,632
10/18	11,613	13,776	12,650
11/18	11,848	14,052	12,954
12/18	10,659	12,745	11,594
1/19	11,663	13,838	12,787
2/19	12,082	14,325	13,194
3/19	12,097	14,534	13,260
4/19	12,573	15,115	13,697
5/19	11,764	14,137	12,818
6/19	12,564	15,130	13,683
7/19	12,671	15,354	13,797
8/19	12,303	15,041	13,311
9/19	12,752	15,305	13,851
10/19	12,815	15,635	13,925
11/19	13,138	16,229	14,297
12/19	13,454	16,698	14,731
1/20	13,125	16,680	14,445
2/20	11,826	15,314	13,014
3/20	9,484	13,208	10,060
4/20	10,716	14,957	11,404
5/20	11,281	15,757	11,933
6/20	11,365	16,117	12,067
7/20	11,779	17,033	12,637
8/20	12,212	18,267	13,137
9/20	11,939	17,601	12,840
10/20	12,005	17,222	12,959
11/20	13,633	19,317	14,779
12/20	14,240	20,186	15,463
1/21	14,249	20,096	15,427
2/21	15,512	20,724	16,622
3/21	16,471	21,467	17,481
4/21	17,363	22,573	18,326
5/21	17,714	22,676	18,688
6/21	17,354	23,236	18,470
7/21	17,591	23,628	18,585
8/21	17,999	24,302	18,983
9/21	17,192	23,212	18,284
10/21	17,971	24,782	19,257
11/21	17,467	24,404	18,672
12/21	18,631	25,365	19,845
1/22	17,909	23,873	18,997
2/22	17,846	23,272	18,909
3/22	18,334	24,027	19,483
4/22	17,634	21,870	18,325
5/22	18,037	21,841	18,677
6/22	16,265	20,014	16,624
7/22	17,591	21,891	18,055
8/22	17,018	21,074	17,502
9/22	15,586	19,120	15,805
10/22	17,220	20,688	17,298
11/22	18,196	21,768	17,971
12/22	17,438	20,493	17,457
1/23	18,583	21,905	18,867
2/23	18,164	21,393	18,262
3/23	17,722	21,965	17,687
4/23	17,688	22,199	17,689
5/23	16,860	22,285	16,904
6/23	18,152	23,807	18,370
7/23	18,821	24,661	19,170
8/23	18,300	24,185	18,492
9/23	17,484	23,033	17,551
10/23	16,872	22,422	16,681
11/23	18,243	24,513	18,254
12/23	19,291	25,813	19,676
1/24	19,196	26,099	19,324
2/24	20,070	27,512	20,247
3/24	21,145	28,399	21,295
4/24	20,035	27,150	20,180
5/24	20,637	28,432	20,905
6/24	20,330	29,313	20,570
7/24	21,405	29,857	21,813
8/24	21,854	30,507	22,224
9/24	22,149	31,138	22,643
10/24	21,736	30,910	22,359
11/24	23,130	32,966	24,004
12/24	21,541	31,958	22,248
1/25	22,347	32,967	23,030
2/25	21,916	32,336	22,610
3/25	21,152	30,449	21,778
4/25	20,596	30,245	21,238
5/25	21,360	32,162	22,165
6/25	21,833	33,796	22,943
7/25	22,055	34,540	23,354
8/25	22,597	35,340	24,055
9/25	22,805	36,559	24,360
10/25	22,152	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class A Shares Excluding Sales Charge	1.91%	13.03%	8.89%
Class A Shares Including Sales Charge	-3.69%	11.77%	8.28%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Performance Inception Date	Dec. 29, 2003
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000076718
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class J
Trading Symbol	PVEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $23,778	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,014	10,055	10,029
12/15	9,663	9,849	9,719
1/16	9,011	9,293	9,182
2/16	8,995	9,290	9,246
3/16	9,781	9,944	10,099
4/16	9,915	10,006	10,316
5/16	10,127	10,185	10,485
6/16	10,119	10,206	10,581
7/16	10,418	10,611	11,029
8/16	10,512	10,638	11,006
9/16	10,552	10,655	11,052
10/16	10,237	10,424	10,784
11/16	10,968	10,891	11,459
12/16	11,095	11,103	11,662
1/17	11,303	11,312	11,858
2/17	11,621	11,733	12,190
3/17	11,581	11,741	12,101
4/17	11,557	11,865	12,124
5/17	11,494	11,987	12,086
6/17	11,597	12,095	12,266
7/17	11,796	12,323	12,429
8/17	11,661	12,347	12,196
9/17	12,011	12,648	12,529
10/17	12,195	12,924	12,630
11/17	12,577	13,316	13,057
12/17	12,684	13,450	13,218
1/18	13,033	14,158	13,522
2/18	12,505	13,637	12,856
3/18	12,454	13,363	12,887
4/18	12,480	13,414	12,951
5/18	12,607	13,792	13,092
6/18	12,744	13,883	13,198
7/18	13,177	14,343	13,556
8/18	13,364	14,847	13,741
9/18	13,288	14,871	13,632
10/18	12,276	13,776	12,650
11/18	12,531	14,052	12,954
12/18	11,276	12,745	11,594
1/19	12,332	13,838	12,787
2/19	12,764	14,325	13,194
3/19	12,793	14,534	13,260
4/19	13,283	15,115	13,697
5/19	12,438	14,137	12,818
6/19	13,293	15,130	13,683
7/19	13,408	15,354	13,797
8/19	13,014	15,041	13,311
9/19	13,504	15,305	13,851
10/19	13,571	15,635	13,925
11/19	13,917	16,229	14,297
12/19	14,249	16,698	14,731
1/20	13,906	16,680	14,445
2/20	12,535	15,314	13,014
3/20	10,054	13,208	10,060
4/20	11,355	14,957	11,404
5/20	11,960	15,757	11,933
6/20	12,061	16,117	12,067
7/20	12,495	17,033	12,637
8/20	12,968	18,267	13,137
9/20	12,676	17,601	12,840
10/20	12,757	17,222	12,959
11/20	14,481	19,317	14,779
12/20	15,141	20,186	15,463
1/21	15,141	20,096	15,427
2/21	16,488	20,724	16,622
3/21	17,509	21,467	17,481
4/21	18,459	22,573	18,326
5/21	18,837	22,676	18,688
6/21	18,449	23,236	18,470
7/21	18,704	23,628	18,585
8/21	19,143	24,302	18,983
9/21	18,295	23,212	18,284
10/21	19,133	24,782	19,257
11/21	18,602	24,404	18,672
12/21	19,838	25,365	19,845
1/22	19,071	23,873	18,997
2/22	19,014	23,272	18,909
3/22	19,529	24,027	19,483
4/22	18,797	21,870	18,325
5/22	19,220	21,841	18,677
6/22	17,344	20,014	16,624
7/22	18,751	21,891	18,055
8/22	18,145	21,074	17,502
9/22	16,623	19,120	15,805
10/22	18,373	20,688	17,298
11/22	19,415	21,768	17,971
12/22	18,609	20,493	17,457
1/23	19,834	21,905	18,867
2/23	19,393	21,393	18,262
3/23	18,927	21,965	17,687
4/23	18,890	22,199	17,689
5/23	18,008	22,285	16,904
6/23	19,393	23,807	18,370
7/23	20,115	24,661	19,170
8/23	19,552	24,185	18,492
9/23	18,682	23,033	17,551
10/23	18,033	22,422	16,681
11/23	19,503	24,513	18,254
12/23	20,634	25,813	19,676
1/24	20,532	26,099	19,324
2/24	21,467	27,512	20,247
3/24	22,633	28,399	21,295
4/24	21,441	27,150	20,180
5/24	22,095	28,432	20,905
6/24	21,762	29,313	20,570
7/24	22,927	29,857	21,813
8/24	23,414	30,507	22,224
9/24	23,734	31,138	22,643
10/24	23,299	30,910	22,359
11/24	24,784	32,966	24,004
12/24	23,083	31,958	22,248
1/25	23,945	32,967	23,030
2/25	23,491	32,336	22,610
3/25	22,689	30,449	21,778
4/25	22,084	30,245	21,238
5/25	22,901	32,162	22,165
6/25	23,415	33,796	22,943
7/25	23,657	34,540	23,354
8/25	24,247	35,340	24,055
9/25	24,474	36,559	24,360
10/25	23,778	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.06%	13.26%	9.05%
Class J Shares Including Sales Charge	1.20%	13.26%	9.05%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019618
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Institutional
Trading Symbol	PVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $24,298	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,021	9,293	9,182
2/16	9,005	9,290	9,246
3/16	9,801	9,944	10,099
4/16	9,934	10,006	10,316
5/16	10,144	10,185	10,485
6/16	10,144	10,206	10,581
7/16	10,449	10,611	11,029
8/16	10,542	10,638	11,006
9/16	10,581	10,655	11,052
10/16	10,269	10,424	10,784
11/16	11,011	10,891	11,459
12/16	11,144	11,103	11,662
1/17	11,350	11,312	11,858
2/17	11,675	11,733	12,190
3/17	11,635	11,741	12,101
4/17	11,611	11,865	12,124
5/17	11,556	11,987	12,086
6/17	11,659	12,095	12,266
7/17	11,865	12,323	12,429
8/17	11,730	12,347	12,196
9/17	12,087	12,648	12,529
10/17	12,269	12,924	12,630
11/17	12,657	13,316	13,057
12/17	12,772	13,450	13,218
1/18	13,128	14,158	13,522
2/18	12,595	13,637	12,856
3/18	12,544	13,363	12,887
4/18	12,578	13,414	12,951
5/18	12,713	13,792	13,092
6/18	12,849	13,883	13,198
7/18	13,289	14,343	13,556
8/18	13,476	14,847	13,741
9/18	13,408	14,871	13,632
10/18	12,391	13,776	12,650
11/18	12,645	14,052	12,954
12/18	11,379	12,745	11,594
1/19	12,454	13,838	12,787
2/19	12,905	14,325	13,194
3/19	12,924	14,534	13,260
4/19	13,414	15,115	13,697
5/19	12,560	14,137	12,818
6/19	13,423	15,130	13,683
7/19	13,548	15,354	13,797
8/19	13,155	15,041	13,311
9/19	13,644	15,305	13,851
10/19	13,721	15,635	13,925
11/19	14,076	16,229	14,297
12/19	14,415	16,698	14,731
1/20	14,062	16,680	14,445
2/20	12,680	15,314	13,014
3/20	10,168	13,208	10,060
4/20	11,499	14,957	11,404
5/20	12,115	15,757	11,933
6/20	12,216	16,117	12,067
7/20	12,659	17,033	12,637
8/20	13,134	18,267	13,137
9/20	12,841	17,601	12,840
10/20	12,922	17,222	12,959
11/20	14,677	19,317	14,779
12/20	15,352	20,186	15,463
1/21	15,352	20,096	15,427
2/21	16,713	20,724	16,622
3/21	17,756	21,467	17,481
4/21	18,717	22,573	18,326
5/21	19,106	22,676	18,688
6/21	18,717	23,236	18,470
7/21	18,983	23,628	18,585
8/21	19,423	24,302	18,983
9/21	18,564	23,212	18,284
10/21	19,413	24,782	19,257
11/21	18,881	24,404	18,672
12/21	20,139	25,365	19,845
1/22	19,360	23,873	18,997
2/22	19,302	23,272	18,909
3/22	19,829	24,027	19,483
4/22	19,084	21,870	18,325
5/22	19,520	21,841	18,677
6/22	17,617	20,014	16,624
7/22	19,050	21,891	18,055
8/22	18,431	21,074	17,502
9/22	16,895	19,120	15,805
10/22	18,672	20,688	17,298
11/22	19,738	21,768	17,971
12/22	18,932	20,493	17,457
1/23	20,172	21,905	18,867
2/23	19,718	21,393	18,262
3/23	19,251	21,965	17,687
4/23	19,214	22,199	17,689
5/23	18,330	22,285	16,904
6/23	19,730	23,807	18,370
7/23	20,467	24,661	19,170
8/23	19,914	24,185	18,492
9/23	19,030	23,033	17,551
10/23	18,366	22,422	16,681
11/23	19,878	24,513	18,254
12/23	21,028	25,813	19,676
1/24	20,925	26,099	19,324
2/24	21,889	27,512	20,247
3/24	23,060	28,399	21,295
4/24	21,864	27,150	20,180
5/24	22,532	28,432	20,905
6/24	22,198	29,313	20,570
7/24	23,381	29,857	21,813
8/24	23,883	30,507	22,224
9/24	24,204	31,138	22,643
10/24	23,767	30,910	22,359
11/24	25,297	32,966	24,004
12/24	23,555	31,958	22,248
1/25	24,434	32,967	23,030
2/25	23,979	32,336	22,610
3/25	23,160	30,449	21,778
4/25	22,554	30,245	21,238
5/25	23,388	32,162	22,165
6/25	23,919	33,796	22,943
7/25	24,176	34,540	23,354
8/25	24,783	35,340	24,055
9/25	25,011	36,559	24,360
10/25	24,298	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	2.23%	13.46%	9.28%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019614
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-3
Trading Symbol	PMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $23,114	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,014	10,055	10,029
12/15	9,660	9,849	9,719
1/16	9,005	9,293	9,182
2/16	8,990	9,290	9,246
3/16	9,771	9,944	10,099
4/16	9,905	10,006	10,316
5/16	10,110	10,185	10,485
6/16	10,102	10,206	10,581
7/16	10,402	10,611	11,029
8/16	10,497	10,638	11,006
9/16	10,529	10,655	11,052
10/16	10,213	10,424	10,784
11/16	10,939	10,891	11,459
12/16	11,071	11,103	11,662
1/17	11,271	11,312	11,858
2/17	11,581	11,733	12,190
3/17	11,542	11,741	12,101
4/17	11,518	11,865	12,124
5/17	11,454	11,987	12,086
6/17	11,550	12,095	12,266
7/17	11,749	12,323	12,429
8/17	11,613	12,347	12,196
9/17	11,956	12,648	12,529
10/17	12,131	12,924	12,630
11/17	12,514	13,316	13,057
12/17	12,618	13,450	13,218
1/18	12,966	14,158	13,522
2/18	12,432	13,637	12,856
3/18	12,381	13,363	12,887
4/18	12,406	13,414	12,951
5/18	12,534	13,792	13,092
6/18	12,661	13,883	13,198
7/18	13,093	14,343	13,556
8/18	13,271	14,847	13,741
9/18	13,195	14,871	13,632
10/18	12,186	13,776	12,650
11/18	12,432	14,052	12,954
12/18	11,181	12,745	11,594
1/19	12,232	13,838	12,787
2/19	12,661	14,325	13,194
3/19	12,680	14,534	13,260
4/19	13,177	15,115	13,697
5/19	12,337	14,137	12,818
6/19	13,177	15,130	13,683
7/19	13,291	15,354	13,797
8/19	12,900	15,041	13,311
9/19	13,377	15,305	13,851
10/19	13,444	15,635	13,925
11/19	13,778	16,229	14,297
12/19	14,105	16,698	14,731
1/20	13,765	16,680	14,445
2/20	12,405	15,314	13,014
3/20	9,944	13,208	10,060
4/20	11,234	14,957	11,404
5/20	11,834	15,757	11,933
6/20	11,924	16,117	12,067
7/20	12,355	17,033	12,637
8/20	12,815	18,267	13,137
9/20	12,535	17,601	12,840
10/20	12,605	17,222	12,959
11/20	14,305	19,317	14,779
12/20	14,951	20,186	15,463
1/21	14,951	20,096	15,427
2/21	16,275	20,724	16,622
3/21	17,275	21,467	17,481
4/21	18,204	22,573	18,326
5/21	18,578	22,676	18,688
6/21	18,194	23,236	18,470
7/21	18,437	23,628	18,585
8/21	18,871	24,302	18,983
9/21	18,022	23,212	18,284
10/21	18,841	24,782	19,257
11/21	18,315	24,404	18,672
12/21	19,528	25,365	19,845
1/22	18,760	23,873	18,997
2/22	18,704	23,272	18,909
3/22	19,211	24,027	19,483
4/22	18,478	21,870	18,325
5/22	18,895	21,841	18,677
6/22	17,044	20,014	16,624
7/22	18,421	21,891	18,055
8/22	17,823	21,074	17,502
9/22	16,322	19,120	15,805
10/22	18,038	20,688	17,298
11/22	19,065	21,768	17,971
12/22	18,270	20,493	17,457
1/23	19,463	21,905	18,867
2/23	19,017	21,393	18,262
3/23	18,559	21,965	17,687
4/23	18,511	22,199	17,689
5/23	17,655	22,285	16,904
6/23	18,993	23,807	18,370
7/23	19,704	24,661	19,170
8/23	19,150	24,185	18,492
9/23	18,294	23,033	17,551
10/23	17,655	22,422	16,681
11/23	19,089	24,513	18,254
12/23	20,193	25,813	19,676
1/24	20,093	26,099	19,324
2/24	20,998	27,512	20,247
3/24	22,116	28,399	21,295
4/24	20,960	27,150	20,180
5/24	21,588	28,432	20,905
6/24	21,262	29,313	20,570
7/24	22,393	29,857	21,813
8/24	22,857	30,507	22,224
9/24	23,159	31,138	22,643
10/24	22,719	30,910	22,359
11/24	24,177	32,966	24,004
12/24	22,507	31,958	22,248
1/25	23,337	32,967	23,030
2/25	22,892	32,336	22,610
3/25	22,092	30,449	21,778
4/25	21,514	30,245	21,238
5/25	22,299	32,162	22,165
6/25	22,803	33,796	22,943
7/25	23,025	34,540	23,354
8/25	23,588	35,340	24,055
9/25	23,796	36,559	24,360
10/25	23,114	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	1.74%	12.89%	8.74%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019615
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-5
Trading Symbol	PABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $23,854	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,017	9,293	9,182
2/16	9,001	9,290	9,246
3/16	9,793	9,944	10,099
4/16	9,919	10,006	10,316
5/16	10,131	10,185	10,485
6/16	10,131	10,206	10,581
7/16	10,429	10,611	11,029
8/16	10,523	10,638	11,006
9/16	10,562	10,655	11,052
10/16	10,249	10,424	10,784
11/16	10,978	10,891	11,459
12/16	11,109	11,103	11,662
1/17	11,324	11,312	11,858
2/17	11,634	11,733	12,190
3/17	11,594	11,741	12,101
4/17	11,570	11,865	12,124
5/17	11,515	11,987	12,086
6/17	11,618	12,095	12,266
7/17	11,817	12,323	12,429
8/17	11,682	12,347	12,196
9/17	12,032	12,648	12,529
10/17	12,215	12,924	12,630
11/17	12,596	13,316	13,057
12/17	12,711	13,450	13,218
1/18	13,059	14,158	13,522
2/18	12,533	13,637	12,856
3/18	12,482	13,363	12,887
4/18	12,507	13,414	12,951
5/18	12,634	13,792	13,092
6/18	12,770	13,883	13,198
7/18	13,203	14,343	13,556
8/18	13,390	14,847	13,741
9/18	13,322	14,871	13,632
10/18	12,303	13,776	12,650
11/18	12,558	14,052	12,954
12/18	11,301	12,745	11,594
1/19	12,365	13,838	12,787
2/19	12,796	14,325	13,194
3/19	12,825	14,534	13,260
4/19	13,323	15,115	13,697
5/19	12,480	14,137	12,818
6/19	13,333	15,130	13,683
7/19	13,448	15,354	13,797
8/19	13,055	15,041	13,311
9/19	13,544	15,305	13,851
10/19	13,611	15,635	13,925
11/19	13,965	16,229	14,297
12/19	14,300	16,698	14,731
1/20	13,947	16,680	14,445
2/20	12,569	15,314	13,014
3/20	10,083	13,208	10,060
4/20	11,401	14,957	11,404
5/20	12,005	15,757	11,933
6/20	12,106	16,117	12,067
7/20	12,549	17,033	12,637
8/20	13,022	18,267	13,137
9/20	12,730	17,601	12,840
10/20	12,800	17,222	12,959
11/20	14,541	19,317	14,779
12/20	15,199	20,186	15,463
1/21	15,199	20,096	15,427
2/21	16,544	20,724	16,622
3/21	17,573	21,467	17,481
4/21	18,530	22,573	18,326
5/21	18,907	22,676	18,688
6/21	18,520	23,236	18,470
7/21	18,775	23,628	18,585
8/21	19,213	24,302	18,983
9/21	18,367	23,212	18,284
10/21	19,203	24,782	19,257
11/21	18,663	24,404	18,672
12/21	19,907	25,365	19,845
1/22	19,131	23,873	18,997
2/22	19,085	23,272	18,909
3/22	19,599	24,027	19,483
4/22	18,857	21,870	18,325
5/22	19,291	21,841	18,677
6/22	17,408	20,014	16,624
7/22	18,823	21,891	18,055
8/22	18,207	21,074	17,502
9/22	16,678	19,120	15,805
10/22	18,435	20,688	17,298
11/22	19,485	21,768	17,971
12/22	18,686	20,493	17,457
1/23	19,907	21,905	18,867
2/23	19,455	21,393	18,262
3/23	18,991	21,965	17,687
4/23	18,955	22,199	17,689
5/23	18,075	22,285	16,904
6/23	19,455	23,807	18,370
7/23	20,188	24,661	19,170
8/23	19,626	24,185	18,492
9/23	18,759	23,033	17,551
10/23	18,100	22,422	16,681
11/23	19,578	24,513	18,254
12/23	20,719	25,813	19,676
1/24	20,616	26,099	19,324
2/24	21,548	27,512	20,247
3/24	22,710	28,399	21,295
4/24	21,523	27,150	20,180
5/24	22,187	28,432	20,905
6/24	21,842	29,313	20,570
7/24	23,016	29,857	21,813
8/24	23,489	30,507	22,224
9/24	23,808	31,138	22,643
10/24	23,374	30,910	22,359
11/24	24,867	32,966	24,004
12/24	23,161	31,958	22,248
1/25	24,034	32,967	23,030
2/25	23,568	32,336	22,610
3/25	22,754	30,449	21,778
4/25	22,167	30,245	21,238
5/25	22,980	32,162	22,165
6/25	23,492	33,796	22,943
7/25	23,733	34,540	23,354
8/25	24,336	35,340	24,055
9/25	24,546	36,559	24,360
10/25	23,854	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	2.05%	13.26%	9.08%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000210675
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-6
Trading Symbol	PCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies with medium market capitalizations. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Los Angeles Capital Management LLC (“LA Capital”) outperformed the Russell Midcap Value Index (“Index”). LA Capital outperformed the Index due to strong stock selection in the industrials, healthcare, and energy sectors, as well as an underweight to the materials sector. Victory Capital Management Inc. (“Victory”) benefited from strong stock selection in the consumer staples and consumer discretionary sectors. Victory underperformed the Index during the year. Victory underperformed due to poor stock selection in the information technology and industrials sectors, as well as an overweight to the materials sector. LA Capital’s performance was hurt by poor stock selection in the financials and communication services sectors, as well as an overweight to the healthcare sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $24,452	Russell 3000 Index $37,343	Russell MidCap Value Index $24,116
10/15	10,000	10,000	10,000
11/15	10,021	10,055	10,029
12/15	9,668	9,849	9,719
1/16	9,021	9,293	9,182
2/16	9,005	9,290	9,246
3/16	9,801	9,944	10,099
4/16	9,934	10,006	10,316
5/16	10,144	10,185	10,485
6/16	10,144	10,206	10,581
7/16	10,449	10,611	11,029
8/16	10,542	10,638	11,006
9/16	10,581	10,655	11,052
10/16	10,269	10,424	10,784
11/16	11,011	10,891	11,459
12/16	11,144	11,103	11,662
1/17	11,350	11,312	11,858
2/17	11,675	11,733	12,190
3/17	11,635	11,741	12,101
4/17	11,611	11,865	12,124
5/17	11,556	11,987	12,086
6/17	11,659	12,095	12,266
7/17	11,865	12,323	12,429
8/17	11,730	12,347	12,196
9/17	12,087	12,648	12,529
10/17	12,269	12,924	12,630
11/17	12,657	13,316	13,057
12/17	12,772	13,450	13,218
1/18	13,128	14,158	13,522
2/18	12,595	13,637	12,856
3/18	12,544	13,363	12,887
4/18	12,578	13,414	12,951
5/18	12,713	13,792	13,092
6/18	12,849	13,883	13,198
7/18	13,289	14,343	13,556
8/18	13,476	14,847	13,741
9/18	13,408	14,871	13,632
10/18	12,391	13,776	12,650
11/18	12,645	14,052	12,954
12/18	11,379	12,745	11,594
1/19	12,454	13,838	12,787
2/19	12,905	14,325	13,194
3/19	12,924	14,534	13,260
4/19	13,433	15,115	13,697
5/19	12,588	14,137	12,818
6/19	13,452	15,130	13,683
7/19	13,567	15,354	13,797
8/19	13,174	15,041	13,311
9/19	13,673	15,305	13,851
10/19	13,749	15,635	13,925
11/19	14,104	16,229	14,297
12/19	14,445	16,698	14,731
1/20	14,092	16,680	14,445
2/20	12,709	15,314	13,014
3/20	10,195	13,208	10,060
4/20	11,528	14,957	11,404
5/20	12,143	15,757	11,933
6/20	12,244	16,117	12,067
7/20	12,688	17,033	12,637
8/20	13,173	18,267	13,137
9/20	12,880	17,601	12,840
10/20	12,961	17,222	12,959
11/20	14,717	19,317	14,779
12/20	15,397	20,186	15,463
1/21	15,397	20,096	15,427
2/21	16,770	20,724	16,622
3/21	17,815	21,467	17,481
4/21	18,788	22,573	18,326
5/21	19,167	22,676	18,688
6/21	18,788	23,236	18,470
7/21	19,044	23,628	18,585
8/21	19,495	24,302	18,983
9/21	18,635	23,212	18,284
10/21	19,495	24,782	19,257
11/21	18,952	24,404	18,672
12/21	20,218	25,365	19,845
1/22	19,437	23,873	18,997
2/22	19,391	23,272	18,909
3/22	19,919	24,027	19,483
4/22	19,173	21,870	18,325
5/22	19,609	21,841	18,677
6/22	17,702	20,014	16,624
7/22	19,138	21,891	18,055
8/22	18,518	21,074	17,502
9/22	16,967	19,120	15,805
10/22	18,759	20,688	17,298
11/22	19,839	21,768	17,971
12/22	19,018	20,493	17,457
1/23	20,275	21,905	18,867
2/23	19,819	21,393	18,262
3/23	19,351	21,965	17,687
4/23	19,314	22,199	17,689
5/23	18,427	22,285	16,904
6/23	19,844	23,807	18,370
7/23	20,583	24,661	19,170
8/23	20,016	24,185	18,492
9/23	19,142	23,033	17,551
10/23	18,477	22,422	16,681
11/23	19,979	24,513	18,254
12/23	21,146	25,813	19,676
1/24	21,043	26,099	19,324
2/24	22,011	27,512	20,247
3/24	23,198	28,399	21,295
4/24	21,985	27,150	20,180
5/24	22,669	28,432	20,905
6/24	22,320	29,313	20,570
7/24	23,520	29,857	21,813
8/24	24,024	30,507	22,224
9/24	24,359	31,138	22,643
10/24	23,907	30,910	22,359
11/24	25,443	32,966	24,004
12/24	23,707	31,958	22,248
1/25	24,589	32,967	23,030
2/25	24,133	32,336	22,610
3/25	23,296	30,449	21,778
4/25	22,702	30,245	21,238
5/25	23,539	32,162	22,165
6/25	24,072	33,796	22,943
7/25	24,330	34,540	23,354
8/25	24,939	35,340	24,055
9/25	25,167	36,559	24,360
10/25	24,452	37,343	24,116

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	2.28%	13.54%	9.35%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell MidCap Value Index	7.86%	13.23%	9.20%

Performance Inception Date	Dec. 29, 2003
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,270,787,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 15,683,000
InvestmentCompanyPortfolioTurnover	79.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,270,787 Total Number of Portfolio Holdings737 Portfolio Turnover Rate 79.6% Total Advisory Fees Paid (amount in thousands)$15,683
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.39%
Investment Companies	3.60%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Industrial	24.77%
Financial	19.01%
Consumer, Non-cyclical	14.69%
Consumer, Cyclical	9.54%
Technology	6.60%
Utilities	6.59%
Basic Materials	5.72%
Energy	4.98%
Communications	4.49%
Money Market Funds	3.43%
Exchange-Traded Funds	0.17%
Other Assets and LiabilitiesFootnote Reference*	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019363
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	PCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,077,031,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 4,264,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,077,031 Total Number of Portfolio Holdings170 Total Advisory Fees Paid (amount in thousands)$4,264
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	70.56%
Repurchase Agreements	17.64%
Bonds	5.97%
Investment Companies	3.71%
Municipal Bonds	2.59%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	58.90%
Consumer, Non-cyclical	9.81%
Energy	5.92%
Utilities	5.23%
Asset Backed Securities	4.39%
Money Market Funds	3.71%
Consumer, Cyclical	3.55%
Industrial	2.61%
Insured	2.59%
Communications	2.17%
Technology	0.57%
Diversified	0.56%
Basic Materials	0.46%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

FV884ARA-0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019362
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class J
Trading Symbol	PMJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,077,031,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 4,264,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,077,031 Total Number of Portfolio Holdings170 Total Advisory Fees Paid (amount in thousands)$4,264
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	70.56%
Repurchase Agreements	17.64%
Bonds	5.97%
Investment Companies	3.71%
Municipal Bonds	2.59%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	58.90%
Consumer, Non-cyclical	9.81%
Energy	5.92%
Utilities	5.23%
Asset Backed Securities	4.39%
Money Market Funds	3.71%
Consumer, Cyclical	3.55%
Industrial	2.61%
Insured	2.59%
Communications	2.17%
Technology	0.57%
Diversified	0.56%
Basic Materials	0.46%
Other Assets and Liabilities	(0.47)%
Total Net Assets	100.00%

FV884ARJ-0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000069149
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	Institutional
Trading Symbol	PINZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that are tied economically to countries outside the U.S. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC (“Causeway”) benefited from strong stock selection in the information technology, financials, and consumer discretionary sectors. Barrow, Hanley, Mewhinney & Strauss, LLC's (“Barrow Hanley”) benefited from strong stock selection in the information technology, industrials, and utilities sectors. For the year, both Causeway and Barrow Hanley underperformed the MSCI EAFE Value Index (“Index”). Causeway underperformed the Index due to an underweight to the financials sector, an overweight to the information technology sector, and poor stock selection in the industrials sector. Barrow Hanley underperformed the Index due to an underweight to the financials sector, as well as poor stock selection in the consumer discretionary, communication services, and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $22,008	MSCI EAFE Index NTR $20,578	MSCI EAFE Value Index NTR $20,559
10/15	10,000	10,000	10,000
11/15	9,872	9,844	9,752
12/15	9,643	9,712	9,564
1/16	9,081	9,009	8,786
2/16	8,804	8,844	8,616
3/16	9,346	9,420	9,184
4/16	9,602	9,693	9,547
5/16	9,541	9,605	9,395
6/16	9,142	9,282	8,928
7/16	9,469	9,753	9,398
8/16	9,653	9,760	9,550
9/16	9,694	9,879	9,642
10/16	9,612	9,677	9,665
11/16	9,541	9,485	9,605
12/16	9,799	9,809	10,045
1/17	10,174	10,093	10,292
2/17	10,206	10,238	10,362
3/17	10,602	10,520	10,652
4/17	10,863	10,787	10,876
5/17	11,166	11,183	11,127
6/17	11,155	11,163	11,161
7/17	11,468	11,485	11,534
8/17	11,426	11,481	11,462
9/17	11,865	11,767	11,816
10/17	12,032	11,945	11,907
11/17	12,136	12,071	12,014
12/17	12,306	12,265	12,198
1/18	12,919	12,880	12,857
2/18	12,080	12,298	12,246
3/18	12,037	12,077	11,951
4/18	12,338	12,352	12,319
5/18	11,972	12,075	11,785
6/18	11,757	11,927	11,636
7/18	12,047	12,221	11,970
8/18	11,692	11,985	11,534
9/18	11,821	12,089	11,773
10/18	10,895	11,127	10,991
11/18	10,788	11,113	10,930
12/18	10,107	10,573	10,396
1/19	10,890	11,268	11,091
2/19	11,209	11,555	11,276
3/19	11,127	11,628	11,219
4/19	11,423	11,955	11,480
5/19	10,581	11,381	10,815
6/19	11,269	12,056	11,392
7/19	10,984	11,903	11,135
8/19	10,641	11,595	10,678
9/19	11,067	11,927	11,193
10/19	11,482	12,356	11,597
11/19	11,719	12,495	11,643
12/19	12,213	12,901	12,068
1/20	11,627	12,631	11,632
2/20	10,613	11,490	10,531
3/20	8,378	9,956	8,665
4/20	9,123	10,599	9,129
5/20	9,612	11,061	9,407
6/20	10,003	11,437	9,742
7/20	10,210	11,704	9,761
8/20	10,784	12,306	10,332
9/20	10,332	11,986	9,858
10/20	9,917	11,507	9,461
11/20	12,055	13,291	11,253
12/20	12,712	13,909	11,751
1/21	12,488	13,761	11,659
2/21	13,383	14,070	12,215
3/21	13,732	14,393	12,626
4/21	14,030	14,826	12,867
5/21	14,578	15,310	13,313
6/21	14,155	15,137	13,006
7/21	13,968	15,251	12,974
8/21	14,130	15,520	13,121
9/21	13,906	15,070	12,880
10/21	14,229	15,441	13,086
11/21	13,284	14,722	12,298
12/21	14,134	15,476	13,031
1/22	14,496	14,728	13,167
2/22	14,174	14,468	12,988
3/22	14,067	14,561	13,074
4/22	13,476	13,619	12,413
5/22	14,000	13,721	12,719
6/22	12,845	12,448	11,452
7/22	13,114	13,068	11,691
8/22	12,295	12,447	11,296
9/22	11,141	11,283	10,283
10/22	11,946	11,889	10,947
11/22	13,543	13,229	12,150
12/22	13,442	13,239	12,303
1/23	14,837	14,311	13,253
2/23	14,634	14,013	13,067
3/23	14,983	14,360	13,034
4/23	15,622	14,765	13,454
5/23	14,896	14,141	12,729
6/23	15,608	14,784	13,445
7/23	16,174	15,263	14,056
8/23	15,651	14,678	13,639
9/23	15,099	14,176	13,524
10/23	14,576	13,602	12,929
11/23	15,695	14,864	13,953
12/23	16,482	15,654	14,635
1/24	16,049	15,744	14,625
2/24	16,142	16,032	14,652
3/24	16,729	16,559	15,291
4/24	16,466	16,135	15,134
5/24	17,348	16,760	15,731
6/24	16,698	16,490	15,293
7/24	17,379	16,974	16,010
8/24	17,951	17,525	16,419
9/24	18,260	17,687	16,653
10/24	17,239	16,725	15,870
11/24	17,038	16,631	15,748
12/24	16,670	16,252	15,467
1/25	17,432	17,106	16,256
2/25	18,304	17,438	16,862
3/25	18,449	17,368	17,255
4/25	18,813	18,163	17,955
5/25	19,775	18,994	18,676
6/25	20,538	19,413	19,000
7/25	20,410	19,140	19,049
8/25	21,191	19,956	20,139
9/25	21,845	20,338	20,404
10/25	22,008	20,578	20,559

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	27.66%	17.28%	8.21%
MSCI EAFE Index NTR	23.03%	12.33%	7.48%
MSCI EAFE Value Index NTR	29.55%	16.79%	7.47%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI EAFE Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,640,760,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 10,332,000
InvestmentCompanyPortfolioTurnover	77.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,640,760 Total Number of Portfolio Holdings477 Portfolio Turnover Rate 77.5% Total Advisory Fees Paid (amount in thousands)$10,332
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	90.65%
Investment Companies	11.08%
Preferred Stocks	0.69%
Other Assets and LiabilitiesFootnote Reference*	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.09%
Japan	14.00%
France	11.77%
Germany	7.57%
Netherlands	5.36%
Italy	4.31%
Switzerland	4.01%
Finland	3.20%
Korea, Republic Of	2.70%
Sweden	2.66%
Canada	2.57%
Australia	2.15%
Hong Kong	1.96%
Denmark	1.88%
United States	1.62%
Norway	1.19%
Belgium	1.11%
Singapore	1.04%
Mexico	0.82%
Spain	0.68%
Other LocationsFootnote Reference*	12.73%
Other Assets and LiabilitiesFootnote Reference†	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000111521
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	R-3
Trading Symbol	PINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$166	1.46%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that are tied economically to countries outside the U.S. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC (“Causeway”) benefited from strong stock selection in the information technology, financials, and consumer discretionary sectors. Barrow, Hanley, Mewhinney & Strauss, LLC's (“Barrow Hanley”) benefited from strong stock selection in the information technology, industrials, and utilities sectors. For the year, both Causeway and Barrow Hanley underperformed the MSCI EAFE Value Index (“Index”). Causeway underperformed the Index due to an underweight to the financials sector, an overweight to the information technology sector, and poor stock selection in the industrials sector. Barrow Hanley underperformed the Index due to an underweight to the financials sector, as well as poor stock selection in the consumer discretionary, communication services, and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $20,789	MSCI EAFE Index NTR $20,578	MSCI EAFE Value Index NTR $20,559
10/15	10,000	10,000	10,000
11/15	9,851	9,844	9,752
12/15	9,629	9,712	9,564
1/16	9,054	9,009	8,786
2/16	8,777	8,844	8,616
3/16	9,321	9,420	9,184
4/16	9,568	9,693	9,547
5/16	9,496	9,605	9,395
6/16	9,095	9,282	8,928
7/16	9,424	9,753	9,398
8/16	9,609	9,760	9,550
9/16	9,639	9,879	9,642
10/16	9,557	9,677	9,665
11/16	9,485	9,485	9,605
12/16	9,728	9,809	10,045
1/17	10,093	10,093	10,292
2/17	10,124	10,238	10,362
3/17	10,510	10,520	10,652
4/17	10,770	10,787	10,876
5/17	11,051	11,183	11,127
6/17	11,051	11,163	11,161
7/17	11,343	11,485	11,534
8/17	11,301	11,481	11,462
9/17	11,728	11,767	11,816
10/17	11,884	11,945	11,907
11/17	11,989	12,071	12,014
12/17	12,147	12,265	12,198
1/18	12,746	12,880	12,857
2/18	11,922	12,298	12,246
3/18	11,869	12,077	11,951
4/18	12,158	12,352	12,319
5/18	11,794	12,075	11,785
6/18	11,569	11,927	11,636
7/18	11,858	12,221	11,970
8/18	11,505	11,985	11,534
9/18	11,622	12,089	11,773
10/18	10,702	11,127	10,991
11/18	10,584	11,113	10,930
12/18	9,918	10,573	10,396
1/19	10,679	11,268	11,091
2/19	10,995	11,555	11,276
3/19	10,901	11,628	11,219
4/19	11,194	11,955	11,480
5/19	10,363	11,381	10,815
6/19	11,030	12,056	11,392
7/19	10,749	11,903	11,135
8/19	10,398	11,595	10,678
9/19	10,819	11,927	11,193
10/19	11,218	12,356	11,597
11/19	11,440	12,495	11,643
12/19	11,926	12,901	12,068
1/20	11,338	12,631	11,632
2/20	10,341	11,490	10,531
3/20	8,167	9,956	8,665
4/20	8,887	10,599	9,129
5/20	9,356	11,061	9,407
6/20	9,740	11,437	9,742
7/20	9,932	11,704	9,761
8/20	10,485	12,306	10,332
9/20	10,040	11,986	9,858
10/20	9,632	11,507	9,461
11/20	11,710	13,291	11,253
12/20	12,337	13,909	11,751
1/21	12,118	13,761	11,659
2/21	12,970	14,070	12,215
3/21	13,310	14,393	12,626
4/21	13,590	14,826	12,867
5/21	14,113	15,310	13,313
6/21	13,700	15,137	13,006
7/21	13,505	15,251	12,974
8/21	13,663	15,520	13,121
9/21	13,432	15,070	12,880
10/21	13,748	15,441	13,086
11/21	12,824	14,722	12,298
12/21	13,647	15,476	13,031
1/22	13,973	14,728	13,167
2/22	13,660	14,468	12,988
3/22	13,568	14,561	13,074
4/22	12,980	13,619	12,413
5/22	13,477	13,721	12,719
6/22	12,353	12,448	11,452
7/22	12,614	13,068	11,691
8/22	11,830	12,447	11,296
9/22	10,706	11,283	10,283
10/22	11,477	11,889	10,947
11/22	13,006	13,229	12,150
12/22	12,904	13,239	12,303
1/23	14,228	14,311	13,253
2/23	14,031	14,013	13,067
3/23	14,355	14,360	13,034
4/23	14,961	14,765	13,454
5/23	14,256	14,141	12,729
6/23	14,933	14,784	13,445
7/23	15,482	15,263	14,056
8/23	14,975	14,678	13,639
9/23	14,440	14,176	13,524
10/23	13,918	13,602	12,929
11/23	14,989	14,864	13,953
12/23	15,737	15,654	14,635
1/24	15,304	15,744	14,625
2/24	15,394	16,032	14,652
3/24	15,946	16,559	15,291
4/24	15,692	16,135	15,134
5/24	16,513	16,760	15,731
6/24	15,901	16,490	15,293
7/24	16,528	16,974	16,010
8/24	17,066	17,525	16,419
9/24	17,365	17,687	16,653
10/24	16,379	16,725	15,870
11/24	16,185	16,631	15,748
12/24	15,826	16,252	15,467
1/25	16,538	17,106	16,256
2/25	17,370	17,438	16,862
3/25	17,492	17,368	17,255
4/25	17,822	18,163	17,955
5/25	18,741	18,994	18,676
6/25	19,436	19,413	19,000
7/25	19,314	19,140	19,049
8/25	20,043	19,956	20,139
9/25	20,650	20,338	20,404
10/25	20,789	20,578	20,559

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	26.92%	16.63%	7.59%
MSCI EAFE Index NTR	23.03%	12.33%	7.48%
MSCI EAFE Value Index NTR	29.55%	16.79%	7.47%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI EAFE Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,640,760,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 10,332,000
InvestmentCompanyPortfolioTurnover	77.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,640,760 Total Number of Portfolio Holdings477 Portfolio Turnover Rate 77.5% Total Advisory Fees Paid (amount in thousands)$10,332
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	90.65%
Investment Companies	11.08%
Preferred Stocks	0.69%
Other Assets and LiabilitiesFootnote Reference*	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.09%
Japan	14.00%
France	11.77%
Germany	7.57%
Netherlands	5.36%
Italy	4.31%
Switzerland	4.01%
Finland	3.20%
Korea, Republic Of	2.70%
Sweden	2.66%
Canada	2.57%
Australia	2.15%
Hong Kong	1.96%
Denmark	1.88%
United States	1.62%
Norway	1.19%
Belgium	1.11%
Singapore	1.04%
Mexico	0.82%
Spain	0.68%
Other LocationsFootnote Reference*	12.73%
Other Assets and LiabilitiesFootnote Reference†	(2.42)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2024 to October 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.